PUTNAM HARTFORD CAPITAL MANAGER EDGE
SEPARATE ACCOUNT TEN
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE: 1-800-521-0538                                    [THE HARTFORD LOGO]
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This prospectus describes information you should know before you purchase Series
III and Series IIIR of Putnam Hartford Capital Manager Edge variable annuity. Please read it carefully before you purchase your variable annuity.

Putnam Hartford Capital Manager Edge variable annuity is a contract between you and Hartford Life Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Net Premium Payment, which is any purchase payment less the sales charge and any premium taxes, to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- PUTNAM AMERICAN GOVERNMENT INCOME SUB-ACCOUNT which purchases Class IB shares of Putnam VT American Government Income Fund of Putnam Variable Trust

- PUTNAM CAPITAL APPRECIATION SUB-ACCOUNT which purchases Class IB shares of Putnam VT Capital Appreciation Fund of Putnam Variable Trust

- PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT which purchases Class IB shares of Putnam VT Capital Opportunities Fund of Putnam Variable Trust

- PUTNAM DISCOVERY GROWTH SUB-ACCOUNT which purchases Class IB shares of Putnam VT Discovery Growth Fund of Putnam Variable Trust

- PUTNAM DIVERSIFIED INCOME SUB-ACCOUNT which purchases Class IB shares of Putnam VT Diversified Income Fund of Putnam Variable Trust

- PUTNAM EQUITY INCOME SUB-ACCOUNT which purchases Class IB shares of Putnam VT Equity Income Fund of Putnam Variable Trust

- PUTNAM THE GEORGE PUTNAM FUND OF BOSTON SUB-ACCOUNT which purchases Class IB shares of Putnam VT The George Putnam Fund of Boston of Putnam Variable Trust

- PUTNAM GLOBAL ASSET ALLOCATION SUB-ACCOUNT which purchases Class IB shares of Putnam VT Global Asset Allocation Fund of Putnam Variable Trust

- PUTNAM GLOBAL EQUITY SUB-ACCOUNT which purchases Class IB shares of Putnam VT Global Equity Fund of Putnam Variable Trust

- PUTNAM GROWTH AND INCOME SUB-ACCOUNT which purchases Class IB shares of Putnam VT Growth and Income Fund of Putnam Variable Trust

- PUTNAM GROWTH OPPORTUNITIES SUB-ACCOUNT which purchases Class IB shares of Putnam VT Growth Opportunities Fund of Putnam Variable Trust

- PUTNAM HEALTH SCIENCES SUB-ACCOUNT which purchases Class IB shares of Putnam VT Health Sciences Fund of Putnam Variable Trust (Closed to Contracts issued on or after May 3, 2004)

- PUTNAM HIGH YIELD SUB-ACCOUNT which purchases Class IB shares of Putnam VT High Yield Fund of Putnam Variable Trust

- PUTNAM INCOME SUB-ACCOUNT which purchases Class IB shares of Putnam VT Income Fund of Putnam Variable Trust

- PUTNAM INTERNATIONAL EQUITY SUB-ACCOUNT which purchases Class IB shares of Putnam VT International Equity Fund of Putnam Variable Trust

- PUTNAM INTERNATIONAL GROWTH AND INCOME SUB-ACCOUNT which purchases Class IB shares of Putnam VT International Growth and Income Fund of Putnam Variable Trust

- PUTNAM INTERNATIONAL NEW OPPORTUNITIES SUB-ACCOUNT which purchases Class IB shares of Putnam VT International New Opportunities Fund of Putnam Variable Trust

- PUTNAM INVESTORS SUB-ACCOUNT which purchases Class IB shares of Putnam VT Investors Fund of Putnam Variable Trust

- PUTNAM MID CAP VALUE SUB-ACCOUNT which purchases Class IB shares of Putnam VT Mid Cap Value Fund of Putnam Variable Trust

- PUTNAM MONEY MARKET SUB-ACCOUNT which purchases Class IB shares of Putnam VT Money Market Fund of Putnam Variable Trust

- PUTNAM NEW OPPORTUNITIES SUB-ACCOUNT which purchases Class IB shares of Putnam VT New Opportunities Fund of Putnam Variable Trust

- PUTNAM NEW VALUE SUB-ACCOUNT which purchases Class IB shares of Putnam VT New Value Fund of Putnam Variable Trust

- PUTNAM OTC & EMERGING GROWTH SUB-ACCOUNT which purchases Class IB shares of Putnam VT OTC & Emerging Growth Fund of Putnam Variable Trust

- PUTNAM RESEARCH SUB-ACCOUNT which purchases Class IB shares of Putnam VT Research Fund of the Putnam Variable Trust

- PUTNAM SMALL CAP VALUE SUB-ACCOUNT which purchases Class IB shares of Putnam VT Small Cap Value Fund of Putnam Variable Trust

- PUTNAM UTILITIES GROWTH AND INCOME SUB-ACCOUNT which purchases Class IB shares of Putnam VT Utilities Growth and Income Fund of Putnam Variable Trust (Closed to Contracts issued on or after May 3, 2004)

- PUTNAM VISTA SUB-ACCOUNT which purchases Class IB shares of Putnam VT Vista Fund of Putnam Variable Trust

- PUTNAM VOYAGER SUB-ACCOUNT which purchases Class IB shares of Putnam VT Voyager Fund of Putnam Variable Trust

You may also allocate some or all of your Net Premium Payment to the "Fixed Accumulation Feature," which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-521-0538 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

- A bank deposit or obligation

- Federally insured

- Endorsed by any bank or governmental agency

This Contract and its features may not be available for sale in all states.
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PROSPECTUS DATED: MAY 2, 2005
STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 2, 2005

                                                                               3
HARTFORD LIFE INSURANCE COMPANY
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TABLE OF CONTENTS

                                                                            PAGE
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
DEFINITIONS                                                                   4
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FEE TABLES                                                                    6
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HIGHLIGHTS                                                                    8
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GENERAL CONTRACT INFORMATION                                                  9
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  Hartford Life Insurance Company                                             9
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  The Separate Account                                                        9
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  The Funds                                                                  10
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PERFORMANCE RELATED INFORMATION                                              12
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FIXED ACCUMULATION FEATURE                                                   13
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THE CONTRACT                                                                 14
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  Purchases and Contract Value                                               14
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  Charges and Fees                                                           20
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  The Hartford's Principal First and The Hartford's Principal First
  Preferred                                                                  22
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  Death Benefit                                                              25
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  Surrenders                                                                 33
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ANNUITY PAYOUTS                                                              34
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OTHER PROGRAMS AVAILABLE                                                     37
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OTHER INFORMATION                                                            38
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  Legal Matters                                                              39
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  More Information                                                           40
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FEDERAL TAX CONSIDERATIONS                                                   40
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                     46
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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS           47
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APPENDIX II -- DEATH BENEFIT -- EXAMPLES                                     51
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APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES                   57
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APPENDIX IV -- THE HARTFORD'S PRINCIPAL FIRST PREFERRED -- EXAMPLES          58
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APPENDIX V -- ACCUMULATION UNIT VALUES                                       59
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

4
                                                 HARTFORD LIFE INSURANCE COMPANY
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DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or Fixed Accumulation Feature.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The date we start to make Annuity Payouts.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a payout at death, if any, upon the death of the Contract Owner, joint Contract Owner or Annuitant.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First and The Hartford's Principal First Preferred. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date.

BENEFIT PAYMENT: The maximum guaranteed payment that can be made each Contract Year under The Hartford's Principal First and The Hartford's Principal First Preferred. The initial Benefit Payment is equal to a percentage of your Premium Payments if you elect the benefit upon purchase or a percentage of your Contract Value on the date we add the benefit to your Contract. The percentage is different for The Hartford's Principal First and The Hartford's Principal First Preferred. The Benefit Payment can never exceed the Benefit Amount.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

                                                                               5
HARTFORD LIFE INSURANCE COMPANY
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FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, this is defined as the "Fixed Account."

GENERAL ACCOUNT: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR OUR: Hartford Life Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NET PREMIUM PAYMENT: This is your Premium Payment minus any sales charge and Premium Tax, or any other fee that we take prior to allocating payments according to your instructions.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

THE HARTFORD'S PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected upon purchase, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. The maximum withdrawal amount you may take under The Hartford's Principal First in any Contract Year is 7% of the guaranteed amount.

THE HARTFORD'S PRINCIPAL FIRST PREFERRED: An option that can be added at an additional charge where, if elected upon purchase, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. The maximum withdrawal amount you may take under The Hartford's Principal First Preferred in any Contract Year is 5% of the guaranteed amount.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6
                                                 HARTFORD LIFE INSURANCE COMPANY
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                                   FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a
  percentage of Premium Payments)                     5.5%
---------------------------------------------------------
Range of Sales Charges Imposed on Purchases (as a
  percentage of Premium Payments) (1):

                                                    SALES
CUMULATIVE PREMIUM PAYMENT                          CHARGE
----------------------------------------------------------
    Up to $49,999.99                                  5.5%
----------------------------------------------------------
    $50,000 to $99,999.99                             4.5%
----------------------------------------------------------
    $100,000 to $249,999.99                           3.5%
----------------------------------------------------------
    $250,000 to $499,999.99                           2.5%
----------------------------------------------------------
    $500,000 to $999,999.99                           2.0%
----------------------------------------------------------
    $1,000,000 and over                               1.0%
----------------------------------------------------------

(1) Hartford may waive any Sales Charge for Contract Owners who take part in asset-based or fee-based brokerage accounts or other groups who meet certain aggregate Premium Payment levels.

CONTRACT OWNER PERIODIC EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (2)                                  $30
-----------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage
  of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                      0.80%
-----------------------------------------------------------------
    Administrative Charge                                  0.15%
-----------------------------------------------------------------
    Total Separate Account Annual Expenses                 0.95%
-----------------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    MAV/EPB Death Benefit Charge (3)                       0.30%
-----------------------------------------------------------------
    The Hartford's Principal First Charge (4)              0.50%
-----------------------------------------------------------------
    The Hartford's Principal First Preferred
     Charge (4)                                            0.20%
-----------------------------------------------------------------
    Total Separate Account Annual Expenses with
     all optional charges (5)                              1.75%
-----------------------------------------------------------------

(2) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.
(3) The MAV/EPB Death Benefit is not available for Contracts issued in New York, Minnesota or Washington. There is a different optional Death Benefit called the Maximum Anniversary Value Death Benefit for Contracts issued in New York, Minnesota or Washington. The charge is 0.30% of the average daily Sub-Account Value.
(4) You may choose either The Hartford's Principal First or The Hartford's Principal First Preferred. You cannot choose both.
(5) Total Separate Account Annual Expenses with optional charges includes charges for the highest combination of optional charges.

THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                           Minimum    Maximum
--------------------------------------------------------------
Total Annual Fund Operating Expenses
(these are expenses that are deducted
from Fund assets,
including management fees, Rule 12b-1
distribution
and/or service fees, and other expenses)      0.79%      1.65%
--------------------------------------------------------------

                                                                               7
HARTFORD LIFE INSURANCE COMPANY
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EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING THE HIGHEST COMBINATION OF OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) If you Surrender your Contract at the end of the applicable time period:

1 year                                              $ 872
---------------------------------------------------------
3 years                                             $1,532
---------------------------------------------------------
5 years                                             $2,212
---------------------------------------------------------
10 years                                            $4,011
---------------------------------------------------------

(2) If you annuitize at the end of the applicable time period:

1 year                                              $ 865
---------------------------------------------------------
3 years                                             $1,524
---------------------------------------------------------
5 years                                             $2,205
---------------------------------------------------------
10 years                                            $4,003
---------------------------------------------------------

(3) If you do not Surrender your Contract:

1 year                                              $ 872
---------------------------------------------------------
3 years                                             $1,532
---------------------------------------------------------
5 years                                             $2,212
---------------------------------------------------------
10 years                                            $4,011
---------------------------------------------------------

CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How is the value of my Contract calculated before the Annuity Commencement Date?" Please refer to Appendix V for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-521-0538.

8
                                                 HARTFORD LIFE INSURANCE COMPANY
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HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $1,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a sales charge. You may bear the investment risk for your Net Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You pay a sales charge when you purchase your Contract and when you make additional Premium Payments to your Contract. The percent of the sales charge depends on the size of your Premium Payment to date. The bigger your Premium Payment to date, the lower the percentage of your sales charge:


          CUMULATIVE                 SALES
       PREMIUM PAYMENT              CHARGE
---------------------------------------------
 Up to $49,999.99                    5.5%
---------------------------------------------
 $50,000 to $99,999.99               4.5%
---------------------------------------------
 $100,000 to $249,999.99             3.5%
---------------------------------------------
 $250,000 to $499,999.99             2.5%
---------------------------------------------
 $500,000 to $999,999.99             2.0%
---------------------------------------------
 $1,000,000 and over                 1.0%
---------------------------------------------

If you have other Contracts with us, under a program called "RIGHTS OF ACCUMULATION," we might include those Premium Payments when determining your sales charge for this Contract. Ask your financial consultant or call us to see if your other Contracts qualify.

You might be able to lower the sales charge you pay when you purchase your Contract by signing a LETTER OF INTENT. This is a contract between us where you decide how much you want to invest in the 13 months from the date you purchase this Contract. On the date you purchase your Contract, we deduct the sales charge based on the total amount you plan on investing over the following 13 months. This usually results in a lower percentage sales charge than if you made one initial investment and several Premium Payments later on. Think about the planned Premium Payments for your Letter of Intent carefully. If you don't make all the Premium Payments you plan on making, we will recalculate the sales charge for the amounts we actually received in the 13-month period. If the percentage sales charge on the actual amount received is more than the percentage sales charge we actually deducted, we will deduct the outstanding sales charge proportionally from all your Accounts. We may also accept a Letter of Intent for another 13 month period for subsequent Premium Payments. The Letter of Intent may not be available in all states.

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is deducted daily and is equal to an annual charge of 0.80% of your Contract Value invested in the Sub-Accounts.

- ADMINISTRATIVE CHARGE -- This charge is for administration. It is subtracted daily and is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the underlying Funds. See the Funds prospectuses accompanying this prospectus for more complete information.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS IF I ELECT OPTIONAL BENEFITS?

- MAV/EPB DEATH BENEFIT CHARGE -- You may elect an optional Death Benefit for an additional charge. We call the optional Death Benefit the "MAV/EPB Death Benefit", which is short for "Maximum Anniversary Value/Earnings Protection Benefit Death Benefit". If you elect the MAV/EPB Death Benefit, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.30% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

- THE HARTFORD'S PRINCIPAL FIRST CHARGE -- The Hartford's Principal First is an option that can be elected at an additional charge. If you elect The Hartford's Principal First, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

- THE HARTFORD'S PRINCIPAL FIRST PREFERRED CHARGE -- The Hartford's Principal First Preferred is an option that can be elected at an additional charge. If you elect The Hartford's Principal First Preferred, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under Payments for a Period Certain, Life Annuity with Payments for a

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HARTFORD LIFE INSURANCE COMPANY
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Period Certain or the Joint and Last Survivor Life Annuity with Payments for a
Period Certain Annuity Payout Options.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay a federal income tax penalty.

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint Contract Owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts and Fixed Accumulation Feature according to your last instructions and will fluctuate with the performance of the underlying Funds.

You may also elect an optional Death Benefit when you purchase your Contract at an additional charge. We describe the optional Death Benefit in the Death Benefit Section of the prospectus.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Payments for a Period Certain, Life Annuity with a Cash Refund, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain, and Payments For a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payouts by the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to any laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

- fixed dollar amount Automatic Annuity Payouts,

- variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

You may not choose a fixed dollar amount Annuity Payout if you purchase your Contract in Oregon or Pennsylvania.

GENERAL CONTRACT INFORMATION
--------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


                                 HARTFORD'S RATINGS
                                     EFFECTIVE DATE
           RATING AGENCY              OF RATING      RATING      BASIS OF RATING
------------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.                            2/15/05        A+  Financial Strength
------------------------------------------------------------------------------------
 Standard & Poor's                        2/15/05       AA-  Financial Strength
------------------------------------------------------------------------------------
 Fitch                                    2/15/05       AA   Financial Strength
------------------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on June 22, 1987 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account"under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds without regard to other income, gains or losses of Hartford.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

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                                                 HARTFORD LIFE INSURANCE COMPANY
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THE FUNDS

The Sub-Accounts purchase shares of Putnam Variable Trust, an open-end series investment company with multiple portfolios ("Funds"). Putnam Investment Management, LLC. ("Putnam Management") serves as the investment manager for the Funds. Putnam Management is ultimately controlled by Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

PUTNAM VT AMERICAN GOVERNMENT INCOME FUND -- Seeks high current income with preservation of capital as its secondary objective. The fund pursues its goal by investing mainly in U.S. government bonds, although it may also invest in mortgage-backed securities that are privately issued and not supported by the credit of any government agency or instrumentality. Under normal circumstances, the fund invests at least 80% of its net assets in U.S. government securities and may invest up to 20% of net assets in mortgage-backed securities of private issuers rated AAA or its equivalent, at the time of purchase, by a nationally recognized securities rating agency, or if unrated, that the fund determines to be of comparable quality.

PUTNAM VT CAPITAL APPRECIATION FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies that Putnam Management believes have favorable investment potential.

PUTNAM VT CAPITAL OPPORTUNITIES FUND -- Seeks long-term growth of capital. The fund pursues its goal by investing mainly in common stocks of U.S. companies that Putnam Management believes have favorable investment potential.

PUTNAM VT DISCOVERY GROWTH FUND -- Seeks long-term growth of capital. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

PUTNAM VT DIVERSIFIED INCOME FUND -- Seeks as high a level of current income as Putnam Management believes is consistent with preservation of capital. The fund pursues its goal by investing in bonds from multiple sectors, including the U.S. and investment-grade sector, the high yield sector and the international sector.

PUTNAM VT EQUITY INCOME FUND -- Seeks current income. Capital growth is a secondary objective when consistent with seeking current income. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for current income and may also offer the potential for capital growth. Under normal circumstances, the fund invests at least 80% of its net assets in common stocks and other equity investments that offer potential for current income.

PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON -- Seeks to provide a balanced investment composed of a well diversified portfolio of stocks and bonds which produce both capital growth and current income. The fund pursues its goal by investing mainly in a combination of bonds and U.S. value stocks with a greater focus on value stocks.

PUTNAM VT GLOBAL ASSET ALLOCATION FUND -- Seeks a high level of long-term total return consistent with preservation of capital. The fund pursues its goal by investing in a wide variety of equity and fixed-income securities both of U.S. and foreign issuers.

PUTNAM VT GLOBAL EQUITY FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies worldwide that Putnam Management believes have favorable investment potential. Under normal circumstances, the fund invests at least 80% of its net assets in equity investments.

PUTNAM VT GROWTH AND INCOME FUND -- Seeks capital growth and current income. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both.

PUTNAM VT GROWTH OPPORTUNITIES FUND -- Seeks capital appreciation. The fund pursues its goal by investing in common stocks of U.S. companies, with a focus on growth stocks.

PUTNAM VT HEALTH SCIENCES FUND (Closed to Contracts issued on or after May 3, 2004.) -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies in the health sciences industries, with a focus on growth stocks. Under normal circumstances, the fund invests at least 80% of its net assets in securities of (a) companies that derive at least 50% of their assets, revenues or profits from the pharmaceutical, health care services, applied research and development and medical equipment and supplies industries, or (b) companies Putnam Management thinks have the potential for growth as a result of their particular products, technology, patents or other market advantages in the health sciences industries.

PUTNAM VT HIGH YIELD FUND -- Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income. The fund pursues its goal by investing mainly in bonds that (a) are obligations of U.S. companies, (b) are below investment-grade in quality (junk bonds) and (c) have intermediate to long-term maturities (three years or longer). Under normal circumstances, the fund invests at least 80% of its net assets in securities rated below investment grade.

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HARTFORD LIFE INSURANCE COMPANY
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PUTNAM VT INCOME FUND -- Seeks high current income consistent with what Putnam
Management believes to be prudent risk. The fund pursues its goal by investing mainly in bonds that (a) are obligations of companies and governments worldwide denominated in U.S. dollars, (b) are either investment-grade or below investment-grade (junk bonds) and (c) have intermediate to long-term maturities (three years or longer).

PUTNAM VT INTERNATIONAL EQUITY FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies outside the United States that Putnam Management believes have favorable investment potential. Under normal circumstances, the fund invests at least 80% of the fund's net assets in equity investments.

PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND -- Seeks capital growth. Current income is a secondary objective. The fund pursues its goal by investing mainly in common stocks of companies outside the United States, with a focus on value stocks that offer the potential for income.

PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies outside the United States, with a focus on growth stocks.

PUTNAM VT INVESTORS FUND -- Seeks long-term growth of capital and any increased income that results from this growth. The fund pursues its goal by investing mainly in common stocks of U.S. companies that Putnam Management believes have favorable investment potential.

PUTNAM VT MID CAP VALUE FUND -- Seeks capital appreciation and, as a secondary objective, current income. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks. Under normal circumstances, the fund invests at least 80% of its net assets in midsized companies of a size similar to those in the Russell Midcap Value Index.

PUTNAM VT MONEY MARKET FUND -- Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity. The fund pursues its goal by investing mainly in instruments that are high quality and have short-term maturity.

PUTNAM VT NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

PUTNAM VT NEW VALUE FUND -- Seeks long-term capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks.

PUTNAM VT OTC & EMERGING GROWTH FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks. Under normal circumstances, the fund invests at least 80% of its net assets in common stocks traded in the over-the-counter ("OTC") market and common stocks of "emerging growth" companies listed on securities exchanges.

PUTNAM VT RESEARCH FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies that Putnam Management thinks have the greatest potential for capital appreciation with stock prices that reflect a value lower than that which Putnam Management places on the company, or whose earnings Putnam Management believes are likely to grow over time.

PUTNAM VT SMALL CAP VALUE FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks. Under normal circumstances, the fund invests at least 80% of its net assets in small companies of a size similar to those in the Russell 2000 Value Index.

PUTNAM VT UTILITIES GROWTH AND INCOME FUND (Closed to Contracts issued on or after May 3, 2004.) -- Seeks capital growth and current income. The fund pursues its goal by investing mainly in a combination of stocks and bonds of companies in the utilities industries that Putnam Management believes have favorable investment potential. Under normal circumstances, the fund invests at least 80% of its net assets in equity and debt investments of companies in the utilities industries.

PUTNAM VT VISTA FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

PUTNAM VT VOYAGER FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

The Funds are generally managed in styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These other Putnam funds may, however, employ different investment practices and may invest in securities different from those in which their counterpart Funds invest, and consequently will not have identical portfolios or experience identical investment results.

Subject to the general oversight of the Trustees of Putnam Variable Trust, Putnam Management manages the Funds' portfolios in accordance with their stated investment objectives and policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds, and administers the affairs of the Funds. For its services, the Funds pay Putnam Management a quarterly fee. See the accompanying Funds prospectus for a more complete description of Putnam Management and the respective fees of the Funds

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts

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                                                 HARTFORD LIFE INSURANCE COMPANY
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investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus accompanying this prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We may, subject to any applicable law, make certain changes to the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution related services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the inception of the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standard total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses, Separate Account Annual Expenses without any optional charge deductions, the lowest Sales Charge and does not include deduction for the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.

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HARTFORD LIFE INSURANCE COMPANY
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A Money Market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE
--------------------------------------------------------------------------------

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a rate that meets your state's minimum requirements. We may change the minimum guaranteed interest rate subject only to applicable state insurance law. We may credit interest at a rate in excess of the minimum guaranteed interest rate. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors.

We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. The Fixed Accumulation Feature interest rates may vary by state.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

We may restrict your ability to allocate Contract Values or Premium Payments to the Fixed Accumulation Feature at any time in our sole discretion. We may close the Fixed Accumulation Feature to new Premium Payments or transfers of existing Contract Value. We may also make the Fixed Accumulation Feature available only through enrollment in a program that we establish.

DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers from our Fixed Accumulation Feature to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program subject to Program rules. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will return your Program payment to you for further instruction. If

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                                                 HARTFORD LIFE INSURANCE COMPANY
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your Program payment is less than the required minimum amount, we will apply it to your Contract according to your instructions on record for a subsequent Premium Payment.

Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers to the Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.

All Program payments, including any subsequent Program payment, must meet the Program minimum. Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Sub-Accounts.

The DCA Plus Program may credit a higher interest rate but it does not ensure a profit or protect you against a loss in declining markets.

Hartford may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program.

We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

In Oregon, you may only sign up for DCA Plus Programs that are six months or longer.

We may receive payments from Putnam Retail Management to help reimburse us for the cost of crediting higher rates under a DCA Plus Program.

THE CONTRACT
--------------------------------------------------------------------------------

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

This prospectus describes two versions of the Contract. Series III of the Contract was issued before January 30, 2004. Series IIIR of the Contract is issued on or after January 30, 2004.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum initial Premium Payment is $1,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase-Registered Trademark- Program or are part of certain tax qualified retirement plans. Prior approval is required for any Premium Payment that would equal or exceed $1,000,000 when combined with the total Premium Payments made to this Contract and any other Contract we issue to you or to your Annuitant.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

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HARTFORD LIFE INSURANCE COMPANY
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HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment minus the sales charge and any Premium Tax is your Net Premium Payment. Your Net Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, your Net Premium Payment will be on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, your Net Premium Payment will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, your Net Premium Payment will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Net Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Net Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CALIFORNIA SENIORS -- THE SENIOR PROTECTION PROGRAM

Any Contract Owner 60 years old or older when purchasing this Contract in the state of California must either:

- Elect the Senior Protection Program, or

- Elect to immediately allocate the initial Premium Payments to the other investment options.

Under the Senior Protection Program we will allocate your initial Premium Payment to the Putnam Money Market Sub-Account for the first 35 days your initial Premium Payment is invested. After the 35th day we will automatically allocate your Contract Value according to your most current investment instructions.

If you elect the Senior Protection Program you will not be able to participate in any InvestEase or Dollar Cost Averaging Program until after the Program has terminated. Certain Automatic Income Programs are not available if you elect the Senior Protection Program. Under the Senior Protection Program any subsequent Premium Payment received during the 35 days after the initial Premium Payment is invested will also be invested in the Putnam Money Market Sub-Account unless you direct otherwise.

You may voluntarily terminate your participation in the Senior Protection Program by contacting us in writing or by telephone. You will automatically terminate your participation in the Senior Protection Program if you allocate a subsequent Premium Payment to any other investment option or transfer Account value from the Putnam Money Market Fund Sub-Account to another investment option.

When you terminate your participation in the Senior Protection Program:

- You may reallocate your Contract Value in the Program to other investment options; or

- we will automatically reallocate your Account value in the Program according to your original instructions 35 days after your initial Premium Payment.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will refund any sales charge deducted during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, Hartford will pay you your Contract Value on the day we receive your request to cancel. The Contract Value may be more or less than your Premium Payments depending upon the performance of your Sub-Accounts. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. We do not refund any fees or charges deducted during this period. In certain states, we are required to return your Premium Payment if you decide to cancel your Contract.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of the value of the Fixed Accumulation Feature and all Sub-Accounts. There are two things that affect your Sub-Account value:
(1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the underlying Funds.

When Net Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Net Premium Payments by the Accumulation Unit Value for that day. The more Net Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

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                                                 HARTFORD LIFE INSURANCE COMPANY
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The Net Investment Factor is used to measure the investment performance of a
Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; divided by

- The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

- Contract charges including the daily expense factor for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the underlying Funds available in your Contract.

You may transfer from one Sub-Account to another before and after the Annuity Commencement Date. Your transfer request will be processed on the day that it is received as long as it is received in good order on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?

When you request a Sub-Account transfer, Hartford sells shares of the underlying Fund that makes up the Sub-Account you are transferring from and buys shares of the underlying Fund that makes up the Sub-Account you want to transfer into.

Each day, many Contract Owners request Sub-Account transfers. Some request transfers into a particular Sub-Account, and others request transfers out of a particular Sub-Account. In addition, each day some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. Hartford combines all the requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determines how many shares of that Sub-Account's underlying Fund Hartford would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, Hartford also combines all the requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determines how many shares of that Sub-Account's underlying Fund Hartford would need to buy to satisfy all Contract Owners' "transfer-in" requests.

In addition, many of the underlying Funds that are available as investment options in Hartford's variable annuity products are also available as investment options in variable life insurance policies, retirement plans, group funding agreements and other products offered by Hartford. Each day, investors and participants in these other products engage in transactions similar to the Sub-Account transfers described for variable annuity Contract Owners.

Hartford takes advantage of its size and available technology to combine the sales of a particular underlying Fund for all the variable annuities, variable life insurance policies, retirement plans, group funding agreements or other products offered by Hartford. We also combine all the purchases of that particular underlying Fund for all the products we offer. We then "net" those trades. This means that we sometimes reallocate shares of an underlying Fund within the accounts at Hartford rather than buy new shares or sell shares of the underlying Fund.

For example, if we combine all transfer-out requests and Surrenders of the Hartford Stock HLS Fund Sub-Account with all other sales of that underlying Fund from all the other products available at Hartford, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by Hartford, want to purchase or transfer-in an amount equal to $300,000 of that Fund, then Hartford would send a sell order to the underlying Fund for $700,000, which is a $1 million sell order minus the purchase order of $300,000.

WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

You should be aware that there are several important restrictions on your ability to make a Sub-Account transfer.

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER EACH DAY. Hartford limits each Contract Owner to one Sub-Account Transfer each day. Hartford counts all Sub-Account transfer activity that occurs on any one day as one Sub-Account transfer, except you cannot transfer the same Contract Value more than once a day.

For example, if the only transfer you make on a day is a transfer of $10,000 from the Hartford Money Market HLS Fund Sub-Account into another Sub-Account, it would count as one Sub-Account transfer. If, however, on a single day you transfer $10,000 out of the Hartford Money Market HLS Fund Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer. Likewise, if on a single day you transferred $10,000 out of the Hartford Money Market HLS Fund Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer. Conversely, if you have $10,000 in Contract Value distributed among 10 different Sub-

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HARTFORD LIFE INSURANCE COMPANY
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Accounts and you request to transfer the Contract Value in all those
Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

However, you cannot transfer the same Contract Value more than once in one day. That means if you have $10,000 in the Hartford Money Market HLS Fund Sub-Account and you transfer all $10,000 into the Hartford Stock HLS Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Hartford Stock HLS Fund Sub-Account into another Sub-Account.

SECOND, HARTFORD HAS IMPLEMENTED POLICIES DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, Hartford does not want you to purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or engaging in frequent Sub-Account transfers in order to exploit inefficiencies in the pricing of the underlying Fund.

Hartford attempts to curb frequent transfers in the following ways:

X  20 Transfer Rule;

X  Abusive Trading Policy; and

X  Third Party Transfer Service Agreements.

THE 20 TRANSFER RULE -- Hartford employs the "20 Transfer Rule" to help curb frequent Sub-Account transfers. Under this policy, you are allowed to submit a total of 20 Sub-Account transfer requests each Contract Year for each Contract by any of the following methods: U.S. Mail, Voice Response Unit, Internet or telephone. Once these 20 Sub-Account transfers have been requested, you may submit any additional Sub-Account transfer requests only in writing by U.S. Mail or overnight delivery service. Transfer requests by telephone, voice recording unit, via the internet or sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it in good order.

We actively monitor Contract Owner's compliance with this policy. Our computer system will automatically send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer request, the computer system will not allow you to do another Sub-Account transfer by telephone, voice recording unit or via the internet. You will be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

Each Contract Anniversary, we reset your transfers to allow 20 new Sub-Account transfers by any means.

We may make changes to this policy at any time.

ABUSIVE TRANSFER POLICY -- Regardless of the number of Sub-Account transfers you have done under the 20 Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy, which is designed to respond to market timing activity observed by the underlying Funds.

Under the Abusive Transfer Policy, we rely on the underlying Funds to identify a pattern or frequency of Sub-Account transfers that the underlying Fund wants us to investigate. Most often, the underlying Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once an underlying Fund contacts us, we run a report that identifies all Contract Owners who transferred in or out of that underlying Fund's Sub-Account on the day or days identified by the underlying Fund. We then review the Contracts on that list to determine whether transfer activity of each identified Contract violates our written Abusive Transfer Policy. We don't reveal the precise details of this policy to make it more difficult for abusive traders to adjust their behavior to escape detection under this procedure. We can tell you that we consider some or all of the following factors in our review:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

If you meet the criteria established in our Abusive Transfer Policy, we will terminate your Sub-Account transfer privileges until your next Contract Anniversary, at which point your transfer privileges will be reinstated.

Since we combine all the purchases of a particular underlying Fund for all the products through net trades, the underlying Fund is unable to identify transfers of any specific Contract Owner. As a result, there is the risk that the underlying Fund may not be able to identify abusive transfers.

THIRD PARTY TRANSFER SERVICE AGREEMENTS -- If your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford that includes additional restrictions on your ability to request Sub-Account transfers. We do not currently require Contract Owners or others to sign these agreements. However, if we believe that these agreements may help curb frequent transfers, or for any other reason, we may, without notice, begin requiring these agreements again.

In the event such separate agreements, the terms and conditions of these agreements may vary from one agreement to the next, but all of these agreements, without exception, would be more restrictive than our regular policies that restrict excessive Sub-Account transfers.

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ARE THERE ANY EXCEPTIONS TO THESE POLICIES?

INDIVIDUAL EXCEPTIONS. Except for the exceptions listed below, Hartford does not make any exceptions to its policies restricting frequent trading. This means that if you request to be excused from any of the policies and to be permitted to engage in a Sub-Account transfer that would violate any of these policies, Hartford will refuse your request.

SOME ESTABLISHED EXCEPTIONS. You should be aware, however, that the 20 Transfer Rule and the Abusive Trading Policy do not apply to all Contract Owners and do not apply in all circumstances, which we describe here:

- The 20 Transfer Rule and the Abusive Trading Policy do not apply to certain Contracts serviced by Windsor Securities, Inc., a registered broker-dealer firm, that sued Hartford in the 1990's for a variety of issues, including Hartford's attempt to limit its Contract Owners' Sub-Account transfers. As a result of the settlement of this litigation, these Contract Owners have different Sub-Account transfer restrictions. With respect to these Contract Owners, we currently only have the ability to restrict transfers into certain underlying Funds and to limit the total Contract Value invested in any one underlying Fund. As of December 31, 2004, the total Contract Value for this group of Contracts was approximately $115 million.

- The 20 Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of an established asset allocation program or asset rebalancing program that rebalances a Contract Owner's holdings on a periodic, pre-established basis according to the prior written instructions of the Contract Owner or as part of a DCA program, including the DCA Plus program. That means that transfers that occur under these programs are not counted toward the 20 transfers allowed under the 20 Transfer Rule. We don't apply the 20 Transfer Rule to programs, like asset rebalancing, asset allocation and DCA programs, that allow Sub-Account transfers on a regularly scheduled basis because the underlying Funds expect these transfers and they usually do not represent the type of Sub-Account transfers that the underlying Funds find problematic.

Other than these exceptions, the only other exceptions to the 20 Transfer Rule impose more restrictive limitations than the 20 Transfer Rule. For example, in Oregon, we have the contractual right to limit Sub-Account transfers to only one Sub-Account transfer every 30 days and to require that the transfer request be sent in writing. We currently do not enforce this right, but should we choose to do so, it would be an exception to the 20 Transfer Rule. There are also some Third Party Transfer Service Agreements that are customized for certain brokers that contain transfer limitations that are also more restrictive than the 20 Transfer Rule.

POSSIBILITY OF UNDETECTED FREQUENT TRADING IN THE UNDERLYING FUNDS. In addition to the exceptions we have just described, you should also be aware that there may be frequent trading in the underlying Funds that Hartford is not able to detect and prevent, which we describe here:

- There is a variable annuity that we offer that has no Contingent Deferred Sales Charge. We are aware that frequent traders have used this annuity in the past to engage in frequent Sub-Account transfers that does not violate the precise terms of the 20 Transfer Rule. We believe that we have addressed this practice by closing all the international and global funds available in the annuity. However, we cannot always tell if there is frequent trading in this product.

- These policies apply only to individuals and entities that own this Contract and any subsequent or more recent versions of this Contract. However, the underlying Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all. Many of the group variable annuities or group funding agreements are offered to retirement plans, and plan sponsors administer their plan according to Plan documents. If these retirement plan documents have no restrictions on Sub-Account transfers, then Hartford cannot apply the 20 Transfer Rule and may not be able to apply any other restriction on transfers. Hartford has been working with plan sponsors and plan administrators to ensure that any frequent transfer activity is identified and deterred. Hartford has had only limited success in this area. Frequent transfers by individuals or entities that occur in other investment or retirement products provided by Hartford could have the same abusive affect as frequent Sub-Account transfers done by Contract Owners of this Contract.

HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

Frequent Sub-Account transfers often result in frequent purchases and redemptions of shares of the underlying Fund. Frequent purchases and redemptions of the shares of the underlying Funds may increase your costs under this Contract and may also lower your Contract's overall performance. Your costs may increase because the underlying Fund will pass on any increase in fees related to the frequent purchase and redemption of the underlying Fund's stocks. There would also be administrative costs associated with these transactions.

Frequent transfers may also cause an underlying Fund to hold more cash than the underlying Fund would like to hold. A large cash position means that the underlying Fund will not be fully invested and may miss a rise in value of the securities that the Fund would have purchased. If the underlying Fund chooses not to hold a larger cash position, then it may have to sell securities that it would have otherwise like to have kept, in order to meet its redemption obligations. Both of these measures could result in lower performance of the underlying Fund, which in turn would result in lower overall performance of your Contract.

Because frequent transfers may raise the costs associated with this Contract and lower performance, the effect may be a lower Death Benefit paid to your Beneficiary or lower annuity payouts for your Payee.

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WHAT IF A PROSPECTUS FOR THE UNDERLYING FUNDS HAS DIFFERENT POLICIES AND
PROCEDURES REGARDING FREQUENT TRADING?

We print the prospectus for the variable annuity together with the prospectuses for the underlying Funds. While the prospectuses for the underlying Funds may describe policies and procedures regarding frequent trading that may be different from those described in the variable annuity prospectus, the policies and procedures described in the variable annuity prospectus control how we administer Sub-Account transfers.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%).

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- Each Contract Year you may transfer the greater of:

- 30% of the greatest Contract Value in the Fixed Accumulation Feature as of any Contract Anniversary or the Contract issue date. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. The 30% does not include Contract Value in any DCA Plus Program; or

- An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.

You must wait 6 months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at 1-800-521-0538.

- Electronically, if available, by the Internet through our website at www.putnaminv.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange on the day you made the transfer request.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

SALES CHARGE

The purpose of the sales charge is to cover expenses relating to the sale and distribution of the Contracts, including commissions paid to distributing organizations and their sales personnel, the cost of preparing sales literature and other promotional activities. If the sales charge is not sufficient to cover sales and distribution expenses, we pay them from our general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.

You pay a sales charge when you purchase your Contract and when you make additional Premium Payments to your Contract. The amount of the sales charge depends on the size of your

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Premium Payment. The bigger your Premium Payments to date, the lower the percentage of your sales charge:


          CUMULATIVE                 SALES
       PREMIUM PAYMENT              CHARGE
---------------------------------------------
 Up to $49,999.99                    5.5%
---------------------------------------------
 $50,000 to $99,999.99               4.5%
---------------------------------------------
 $100,000 to $249,999.99             3.5%
---------------------------------------------
 $250,000 to $499,999.99             2.5%
---------------------------------------------
 $500,000 to $999,999.99             2.0%
---------------------------------------------
 $1,000,000 and over                 1.0%
---------------------------------------------

If you have other investment products with us, under a program called "RIGHTS OF ACCUMULATION," we might include those account values when determining your sales charge for this Contract. Ask your financial consultant or call us to see if your other investment products qualify. Under our Rights of Accumulation program, if you, your spouse or any other immediate family member are the owner of any other individual annuity contract or variable life insurance policy issued by Hartford or its affiliates, shares of any mutual fund sponsored by Hartford, or shares of another mutual fund or 529 plan that Hartford has approved for the program, we will include those account values along with your Premium Payments when determining your sales charge for the Contract. The other contracts, policies and mutual funds must be identified by you at the time you complete your application or request for annuity, and each time you make subsequent Premium Payments, and must be recognized by Hartford as part of this program. Ask your registered representative or call us to see if your other contracts, policies or mutual funds qualify. This program may not be available in all States.

You might be able to lower the sales charge you pay when you purchase your Contract by signing a LETTER OF INTENT. This is a contract between us where you decide how much you want to invest in the 13 months from the date you purchase this Contract. On the date you purchase your Contract, we deduct the sales charge based on the total amount you plan on investing over the following 13 months. This usually results in a lower sales charge than if you made one initial investment and several Premium Payments later on. Think about the planned Premium Payments for your Letter of Intent carefully. If you don't make all the Premium Payments you plan on making, we will recalculate the sales charge for the amounts we received in the 13 month period. If it turns out you owe us additional money, we will deduct this amount proportionally from your Accounts. We may also accept a Letter of Intent for another 13 month period for subsequent Premium Payments. The Letter of Intent may not be available in all states.

Hartford may waive any Sales Charge for Contract Owners who take part in asset-based or fee-based brokerage accounts or other groups who met certain aggregate premium payment levels.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 0.80% of the Sub-Account Value.

The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Net Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested. We do not deduct the charge for Contracts issued in South Carolina and Washington if it will cause the rate of interest credited to your Contract Value in the Fixed Accumulation Feature to fall below state minimum requirements.

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HARTFORD LIFE INSURANCE COMPANY
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WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.

ADMINISTRATIVE CHARGE

For administration, we apply a daily charge at the rate of 0.15% per year against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 1% in Puerto Rico.

CHARGES AGAINST THE FUNDS

ANNUAL FUND OPERATING EXPENSES -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this prospectus.

CHARGES FOR OPTIONAL BENEFITS

- MAV/EPB DEATH BENEFIT CHARGE -- You may elect an optional Death Benefit for an additional charge. We call the optional Death Benefit the "MAV/EPB Death Benefit", which is short for "Maximum Anniversary Value/Earnings Protection Death Benefit". If you elect the MAV/EPB Death Benefit, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.30% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

- THE HARTFORD'S PRINCIPAL FIRST CHARGE -- The Hartford's Principal First is an option that can be elected at an additional charge. If you elect this benefit upon purchase, you can take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. If you elect The Hartford's Principal First, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. If you bought your Contract after June 1, 2003 but before January 30, 2004, you can elect to add this benefit to your Contract for an additional charge on a daily basis that is equal to an annual charge of 0.35% of your Contract Value invested in the Sub-Accounts.

- THE HARTFORD'S PRINCIPAL FIRST PREFERRED CHARGE -- The Hartford's Principal First Preferred can be elected for an additional annual charge of 0.20% of your Contract Value invested in the Sub-Accounts. This is an annual charge that is deducted daily.

REDUCED FEES AND CHARGES

We may offer, in our discretion, reduced fees and charges including, but not limited to Sales Charges, the Mortality and Expense Risk Charge, and the Annual Maintenance Fee, and charges for optional benefits, for certain Contracts (including employer sponsored savings plans) which may result in decreased costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.

THE HARTFORD'S PRINCIPAL FIRST AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED

ELECTING THE HARTFORD'S PRINCIPAL FIRST OR THE HARTFORD'S PRINCIPAL FIRST PREFERRED

You may elect either The Hartford's Principal First or The Hartford's Principal First Preferred. This means if you elect The Hartford's Principal First you will never be able to elect The Hartford's Principal First Preferred. Likewise, if you elect The Hartford's Principal First Preferred you will never be able to elect The Hartford's Principal First.

Once you elect The Hartford's Principal First you cannot cancel it and we will continue to deduct The Hartford's Principal First Charge until we begin to make Annuity Payouts.

You may cancel The Hartford's Principal First Preferred any time after the 5th Contract Year or the 5th anniversary of the date you added the Hartford's Principal First Preferred to your Contract. If you cancel The Hartford's Principal First Preferred, all Benefit Payments and charges for The Hartford's Principal First Preferred will terminate. Once The Hartford's Principal First Preferred is cancelled it cannot be reinstated.

OVERVIEW

The Hartford's Principal First and The Hartford's Principal First Preferred are optional benefits that, if elected, are intended to protect the amount of your investment from poor market performance. The amount of your investment that is protected from poor market performance will be different depending on when

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22
                                                 HARTFORD LIFE INSURANCE COMPANY
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you elect your optional benefit. The amount that is protected is your "Benefit
Amount." In other words, The Hartford's Principal First and The Hartford's Principal First Preferred operate as a guarantee of the Benefit Amount that you can access through a series of payments.

DETERMINING YOUR BENEFIT AMOUNT

The initial Benefit Amount for both The Hartford's Principal First and The Hartford's Principal First Preferred depends on when you elect your optional benefit. If you elect your optional benefit when purchasing the Contract, your initial Premium Payment is equal to the initial Benefit Amount. If you elect your optional benefit at a later date, your Contract Value, on the date it is added to your Contract, is equal to the initial Benefit Amount.

Please note:

- Your Benefit Amount can never be more than $5 million dollars.

- Your Benefit Amount is reduced as you take withdrawals.

Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment for The Hartford's Principal First is equal to 7% of the initial Benefit Amount. The Benefit Payment for The Hartford's Principal First Preferred is equal to 5% of the initial Benefit Amount.

BENEFIT PAYMENTS

Benefit Payments are non-cumulative, which means your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current year. For example, for The Hartford's Principal First Preferred if you do not take 5% one year, you may not take more than 5% the next year.

Please note -- If you elect your optional benefit when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish your optional benefit any time after purchase your Contract, we count one year as the time between the date we added the optional benefit to your Contract and your next Contract Anniversary, which could be less than a year.

The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount.

If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will re-calculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. For The Hartford's Principal First, your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount. For The Hartford's Principal First Preferred, your Benefit Payment becomes 5% of the greater of your New Contract Value and New Benefit Amount.

- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to the "new" Benefit Payment for the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

If you change the ownership or assign this Contract to someone other than your spouse within 12 months of electing either optional benefit, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future.

The Benefit Amount will be recalculated to equal the lesser of:

- The Benefit Amount immediately prior to the ownership change or assignment; or

- The Contract Value at the time of the ownership change or assignment.

Any time you make subsequent Premium Payments to your Contract, we also re-calculate your Benefit Amount and Benefit Payments. Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by a percentage of the amount of the subsequent Premium Payment (7% for The Hartford's Principal First or 5% for The Hartford's Principal First Preferred).

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HARTFORD LIFE INSURANCE COMPANY
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SURRENDERING YOUR CONTRACT

You can Surrender your Contract any time, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under The Hartford's Principal First or The Hartford's Principal First Preferred.

If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through a fixed annuity payout option until your Benefit Amount is depleted.

The fixed annuity payout option for The Hartford's Principal First is called The Hartford's Principal First Payout Option. The fixed annuity payout option for The Hartford's Principal First Preferred is called The Hartford's Principal First Preferred Payout Option.

While you are receiving payments under either of these fixed annuity payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.

ANNUITIZING YOUR CONTRACT

If you elect The Hartford's Principal First or The Hartford's Principal First Preferred and later decide to annuitize your Contract, you may choose The Hartford's Principal First Payout Option or The Hartford's Principal First Preferred Payout Option in addition to those Annuity Payout Options offered in the Contract.

Under both of these Annuity Payout Options, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.

If you, the joint Contract Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by Hartford have not been made, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.

If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by Hartford have been made, the payments will continue to be made to the Beneficiary.

KEY DIFFERENCES BETWEEN THE HARTFORD'S PRINCIPAL FIRST AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED

While The Hartford's Principal First and The Hartford's Principal First Preferred share many of the same characteristics, there are some important differences you should consider when deciding which benefit to choose.

FEATURES                             THE HARTFORD'S PRINCIPAL FIRST                 THE HARTFORD'S PRINCIPAL FIRST PREFERRED
---------------------------------------------------------------------------------------------------------------------------------
Charge                     0.50% of Sub-Account Value                          0.20% of Sub-Account Value
---------------------------------------------------------------------------------------------------------------------------------
Benefit Payment            7% of Benefit Amount                                5% of Benefit Amount
---------------------------------------------------------------------------------------------------------------------------------
Revocability               - Irrevocable.                                      - Revocable anytime after the 5th Contract Year or
                           - Charge continues to be deducted until we begin      the 5th anniversary of the date you added The
                             to make annuity payouts.                            Hartford's Principal First Preferred to your
                                                                                 Contract.
                                                                               - Charge will terminate if The Hartford's
                                                                               Principal First Preferred is cancelled.
---------------------------------------------------------------------------------------------------------------------------------
Step Up                    - After the 5th Contract Year, and every five       - Not Available.
                           years thereafter
---------------------------------------------------------------------------------------------------------------------------------
Maximum Issue Age          - Non-Qualified & Roth IRA -- same as maximum       - Non-Qualified & Roth IRA -- same as maximum
                             Contract issue age.*                                Contract issue age.*
                           - IRA/Qualified -- Age 80                           - IRA/Qualified -- Age 70
---------------------------------------------------------------------------------------------------------------------------------
Investment Restrictions    - None                                              - You are not permitted to transfer more than 10%
                                                                                 of your Contract Value as of your last Contract
                                                                                 Anniversary between certain investment options.
                                                                                 This restriction is not currently enforced.
---------------------------------------------------------------------------------------------------------------------------------
Spousal Continuation       - Available                                         - Available
---------------------------------------------------------------------------------------------------------------------------------

* For more information on the maximum Contract issue age please see the Section "How do I purchase the Contract".

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                                                 HARTFORD LIFE INSURANCE COMPANY
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THE HARTFORD'S PRINCIPAL FIRST -- STEP-UP

Any time after the 5th year The Hartford's Principal First has been in effect, you may elect to "step-up" the Benefit Amount. There is no "step-up" available for The Hartford's Principal First Preferred. If you choose to "step-up" the Benefit Amount, your Benefit Amount will be re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step-up" the Benefit Amount if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year The Hartford's Principal First "step-up" has been in place, you may choose to "step-up" the Benefit Amount again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step up" without waiting for the 5th year their Contract has been in force.

We currently allow you to "step-up" The Hartford's Principal First on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step up," we may be charging more for The Hartford's Principal First. Regardless of when you bought your Contract, upon "step up" we will charge you the current charge. Before you decide to "step up," you should request a current prospectus which will describe the current charge for this Benefit.

THE HARTFORD'S PRINCIPAL FIRST PREFERRED -- INVESTMENT RESTRICTIONS

If you elect The Hartford's Principal First Preferred you are not permitted to transfer more than 10% of your Contract Value as of your last Contract Anniversary from the Non-Growth Sub-Accounts to the Growth Sub-Accounts in any one Contract Year. If you transfer more than 10% of your Contract Value The Hartford's Principal First Preferred will automatically terminate and all Benefit Payments and The Hartford's Principal First Preferred charge will cease. We may add or delete Sub-Accounts from the Non-Growth and Growth sub-account lists at any time. Currently, we do not enforce this investment transfer restriction. We will provide you 30 days written notice when we elect to enforce this investment transfer restriction. For Contracts issued in the state of Connecticut there are no investment restrictions.

NON-GROWTH SUB-ACCOUNTS                                                           GROWTH SUB-ACCOUNTS
--------------------------------------------------------------------------------------------------------------------------
Putnam American Government Income                             Putnam Discovery Growth
Putnam Capital Appreciation                                   Putnam Growth Opportunities
Putnam Capital Opportunities                                  Putnam International New Opportunities
Putnam Diversified Income                                     Putnam New Opportunities
Putnam Equity Income                                          Putnam OTC & Emerging Growth
Putnam The George Putnam Fund of Boston                       Putnam Vista
Putnam Global Asset Allocation                                Putnam Voyager
Putnam Global Equity
Putnam Growth and Income
Putnam High Yield
Putnam Income
Putnam International Equity
Putnam International Growth and Income
Putnam Investors
Putnam Mid Cap Value
Putnam Money Market
Putnam New Value
Putnam Research
Putnam Small Cap Value
--------------------------------------------------------------------------------------------------------------------------

REQUIRED MINIMUM DISTRIBUTIONS

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future.

For purposes of The Hartford's Principal First Preferred, if you enroll in our Automatic Income Program to satisfy the Required Minimum Distributions from the Contract and, as a result, the withdrawals exceed your Benefit Payment we will not recalculate your Benefit Amount or Benefit Payment.

OTHER INFORMATION

The Hartford's Principal First and The Hartford's Principal First Preferred may not be available in all states or through all broker-dealers.

The Hartford's Principal First Preferred is only available to Contracts issued on or after November 1, 2004.

If you elect The Hartford's Principal First Preferred, and your Contract was issued in the state of Connecticut, our approval is required for any subsequent Premium Payments if the Premium Payments for all deferred variable annuity contracts issued by us or our affiliates to you equals or exceeds $100,000.

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HARTFORD LIFE INSURANCE COMPANY
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For qualified Contracts, The Hartford's Principal First cannot be elected if the
Contract Owner or Annuitant is age 81 or older. The Hartford's Principal First Preferred cannot be elected if the Contract Owner or Annuitant is age 71 or older.

We reserve the right to treat all Contracts issued to you by Hartford or one of its affiliates within a calendar year as one Contract for purposes of The Hartford's Principal First and The Hartford's Principal First Preferred. This means that if you purchase two Contracts from us in any twelve month period and elect either The Hartford's Principal First or The Hartford's Principal First Preferred on both Contracts, withdrawals from one Contract will be treated as withdrawals from the other Contract

For examples on how The Hartford's Principal First is calculated, please see "Appendix III." For examples on how The Hartford's Principal First Preferred is calculated, please see "Appendix IV."

DEATH BENEFIT

The Death Benefit is the amount we will pay if the Contract Owner, joint Contract Owner, or the Annuitant die before we begin to make Annuity Payouts. We calculate the Death Benefit when we receive a certified death certificate or other legal document acceptable to us. The calculations for the Death Benefit that are described below are based on the Contract Value on the date we receive a certified death certificate or other legal document acceptable to us.

Unless the Beneficiary provides us with instructions to reallocate the Death Benefit among the Accounts, the calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

You can purchase this Contract with either the Asset Protection Death Benefit or the Premium Protection Death Benefit. You cannot choose both. If you do not choose a Death Benefit, we will issue your Contract with the Asset Protection Death Benefit.

You may also elect an optional Death Benefit for an additional charge. We call the optional Death Benefit the "MAV/EPB Death Benefit", which is short for "Maximum Anniversary Value/Earnings Protection Benefit Death Benefit". The MAV/EPB Death Benefit is in addition to the Asset Protection Death Benefit or the Premium Protection Death Benefit.

Not all Death Benefit choices are available in all states or through all broker-dealer firms. For more information, call your Registered Representative or you can call us at 1-800-521-0538.

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                                                 HARTFORD LIFE INSURANCE COMPANY
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THE FOLLOWING TABLE SUMMARIZES INFORMATION ABOUT THE DEATH BENEFIT CHOICES IN
THE CONTRACT. WE ALSO HAVE EXAMPLES OF THE DEATH BENEFIT CALCULATIONS IN
APPENDIX II AT THE END OF THE PROSPECTUS THAT MAY BE HELPFUL IN UNDERSTANDING
THE DEATH BENEFIT CHOICES.

STANDARD DEATH
BENEFIT CHOICES                             SUMMARY                                             HOW IT WORKS
--------------------------------------------------------------------------------------------------------------------------------

Asset Protection      Not available if you elect the Premium Protection     This Death Benefit is the greatest of:
Death Benefit         Death Benefit.                                        X Contract Value; or
                      No extra charge.                                      X Contract Value PLUS 25% of the total Premium
                      If you do not elect a Death Benefit, we will issue      Payments excluding any subsequent Premium Payments
                      your Contract with the Asset Protection Death           we receive within 12 months of death or after
                      Benefit.                                                death. Premium Payments are adjusted for any
                                                                              partial Surrenders; or
                                                                            X Contract Value PLUS 25% of your Maximum
                                                                              Anniversary Value excluding any subsequent Premium
                                                                              Payments we receive within 12 months of death or
                                                                              after death.
                                                                            This Death Benefit cannot exceed the greatest of:
                                                                            X Contract Value; or
                                                                            X Total Premium Payments adjusted for any partial
                                                                              Surrenders; or
                                                                            X Your Maximum Anniversary Value.
--------------------------------------------------------------------------------------------------------------------------------
Premium Protection    Not available if you elect the Asset Protection       This Death Benefit is the greater of:
Death Benefit         Death Benefit.                                        X Contract Value; or
                      No extra charge.                                      X Total Premium Payments you have made to us minus
                      You cannot choose this Death Benefit if either you    an adjustment for any partial Surrenders.
                      or your Annuitant are 76 years old or older.
--------------------------------------------------------------------------------------------------------------------------------

OPTIONAL DEATH
BENEFIT                                     SUMMARY                                             HOW IT WORKS
--------------------------------------------------------------------------------------------------------------------------------

MAV/EPB Death         Optional Death Benefit that is available for an       If you elect this Death Benefit with the Asset
Benefit               additional annual charge equal to 0.30% of your       Protection Death Benefit, your Death Benefit will be
                      Contract Value invested in the Sub-Accounts and is    the greatest of:
                      deducted daily.                                       X The Asset Protection Death Benefit described
                      Only available upon purchase.                           above;
                      May elect in addition to either the Asset Protection  X The total Premium Payments you have made to us
                      Death Benefit or the Premium Protection Death           adjusted for any partial Surrenders;
                      Benefit. The Death Benefit will be the same           X Your Maximum Anniversary Value; or
                      regardless of whether you elect the Asset Protection  X The Earnings Protection Benefit.
                      Death Benefit or the Premium Protection Death         If you elect this Death Benefit with the Premium
                      Benefit.                                              Protection Death Benefit, your Death Benefit will be
                      You cannot choose this Death Benefit by itself.       the greatest of:
                      You cannot choose this Death Benefit if you or your   X The Premium Protection Death Benefit described
                      Annuitant are 76 years old or older.                    above;
                                                                            X Your Maximum Anniversary Value; or
                                                                            X The Earnings Protection Benefit.
--------------------------------------------------------------------------------------------------------------------------------

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HARTFORD LIFE INSURANCE COMPANY
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ASSET PROTECTION DEATH BENEFIT

The Asset Protection Death Benefit is one of the two standard Death Benefit choices.

HERE IS AN EXAMPLE OF HOW THE ASSET PROTECTION DEATH BENEFIT WORKS.

Assume that:

-  You made an initial Premium Payment of $100,000.

-  In your fourth Contract Year, you made a partial Surrender of $8,000.

- Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000.

-  On the day we calculate the Death Benefit, your Contract Value was $115,000.

-  Your Maximum Anniversary Value was $150,000.

We determine the Asset Protection Death Benefit by  Based on the assumptions above, here is how we
finding the greatest of these three values:         would do the actual calculations:
------------------------------------------------------------------------------------------------------
X Contract Value or                                 Contract Value equals $115,000.
------------------------------------------------------------------------------------------------------
X Contract Value PLUS 25% of the total Premium      $115,000 + [25% (($100,000 - $0) - $8,000)] =
  Payments excluding any subsequent Premium         $138,000
  Payments we receive within 12 months of death or
  after death. Premium Payments are adjusted for
  any partial Surrenders; or
------------------------------------------------------------------------------------------------------
X Contract Value PLUS 25% of your Maximum           $115,000 + [25% ($150,000)] = $152,500.
  Anniversary Value excluding any subsequent
  Premium Payments we receive within 12 months of
  death or after death.
------------------------------------------------------------------------------------------------------
THE ASSET PROTECTION DEATH BENEFIT HAS A MAXIMUM. THAT MEANS THE DEATH BENEFIT CANNOT EXCEED THE ASSET
PROTECTION DEATH BENEFIT MAXIMUM.
------------------------------------------------------------------------------------------------------
Asset Protection Death Benefit Maximum:
------------------------------------------------------------------------------------------------------
The Asset Protection Death Benefit cannot exceed    Based on the assumptions above, here is the
the greatest of:                                    calculation of the Asset Protection Death Benefit
                                                    Maximum:
------------------------------------------------------------------------------------------------------
X Contract Value;                                   - Contract Value is $115,000,
------------------------------------------------------------------------------------------------------
X total Premium Payments you have made to us,       - total Premium Payments you have made to us minus
  adjusted for any partial Surrenders; or           an adjustment for any partial Surrenders
                                                      [$100,000 - $8,000 = $92,000], or
------------------------------------------------------------------------------------------------------
X Your Maximum Anniversary Value.                   - Your Maximum Anniversary Value is $150,000.
------------------------------------------------------------------------------------------------------
Because the greatest of the three values above is $150,000, the maximum Death Benefit is $150,000.
------------------------------------------------------------------------------------------------------

The discussion of the Death Benefit choices above says that we make an ADJUSTMENT TO YOUR TOTAL PREMIUM PAYMENTS FOR PARTIAL SURRENDERS when we calculate the Death Benefit. We calculate the adjustment to your total Premium Payments for partial Surrenders by reducing your total Premium Payments on a dollar for dollar basis for total partial Surrenders within a Contract Year up to 10% of total Premium Payments. After that, we reduce your total Premium Payments by a factor that we compute by taking into account the amount of your total partial Surrenders within a Contract Year that exceed 10% of total Premium Payments and your Contract Value before and after the Surrender. We use this calculation to determine the adjustment to total Premium Payments for partial Surrenders for all of the Death Benefits discussed in this prospectus. For examples of how we calculate the Death Benefit, please see "Appendix II".

The discussion of the Death Benefit choices above also refers to your MAXIMUM ANNIVERSARY VALUE. The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by an adjustment for any partial Surrenders made since the Contract Anniversary.

28
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

We make an ADJUSTMENT FOR PARTIAL SURRENDERS WHEN WE CALCULATE YOUR ANNIVERSARY VALUE. We calculate the adjustment to your Anniversary Value for partial Surrenders by reducing your Anniversary Value on a dollar for dollar basis for total partial Surrenders within a Contract Year up to 10% of total Premium Payments. After that, we reduce your Anniversary Value by a factor that we compute by taking into account the amount of your total partial Surrenders within a Contract Year that exceed 10% of total Premium Payments and your Contract Value before and after the Surrender. For examples of how we calculate the Death Benefit, please see "Appendix II".

We use these calculations to determine your Maximum Anniversary Value for all of the Death Benefits discussed in this prospectus.

PREMIUM PROTECTION DEATH BENEFIT

The Premium Protection Death Benefit is one of the two standard Death Benefit choices.

The Premium Protection Death Benefit may not currently be available in your state. You cannot choose the Premium Protection Death Benefit if either you or your Annuitant are 76 years old or older.

HERE IS AN EXAMPLE OF HOW THE PREMIUM PROTECTION DEATH BENEFIT WORKS.
Assume that:

-  You made an initial Premium Payment of $100,000,

-  In your fourth Contract Year, you made a partial Surrender of $8,000,

-  Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000,

-  On the day we calculate the Death Benefit, your Contract Value was $115,000.
We determine the Premium Protection Death Benefit by finding  Based on the assumptions above, here is how we would do the
the greater of these two values:                              actual calculations:
--------------------------------------------------------------------------------------------------------------------------
X Contract Value; or                                          $115,000
--------------------------------------------------------------------------------------------------------------------------
X Total Premium Payments you have made to us minus an         $100,000 - $8,000 = $92,000
  adjustment for any partial Surrenders.
--------------------------------------------------------------------------------------------------------------------------
Because your Contract Value was greater than the adjusted total Premium Payments, your Death Benefit is $115,000.
--------------------------------------------------------------------------------------------------------------------------

We make an adjustment to your total Premium Payments for partial Surrenders as discussed above under "Adjustments to total Premium Payments for partial Surrenders".
If your Contract has the Premium Protection Death Benefit and you transfer ownership of your Contract to someone who was 76 years old or older at the time you purchased your Contract, the Premium Protection Death Benefit will not apply under the Contract after the transfer. Instead, the Death Benefit will be the Contract Value.

OPTIONAL DEATH BENEFIT

You may elect an optional Death Benefit for an additional charge. We call the optional Death Benefit the "MAV/EPB Death Benefit," which is short for "Maximum Anniversary Value/Earnings Protection Benefit Death Benefit". The MAV/EPB Death Benefit is in addition to the Asset Protection Death Benefit or the Premium Protection Death Benefit.

The amount of the MAV/EPB Death Benefit will not be different regardless of whether your Contract has the Asset Protection Death Benefit or the Premium Protection Death Benefit.

The MAV/EPB Death Benefit may not currently be available in your state and is not available in New York, Minnesota or Washington. You cannot elect the MAV/EPB Death Benefit if you or your Annuitant are age 76 or older. Once you elect the MAV/EPB Death Benefit, you cannot cancel it.

You can only elect the MAV/EPB Death Benefit at the time that you purchase your Contract.

The MAV/EPB Death Benefit is described below.

MAV/EPB DEATH BENEFIT

This table shows how the Death Benefit works if you elect the MAV/EPB Death Benefit when you purchase your Contract with either of the standard Death Benefit choices:

   MAV/EPB DEATH BENEFIT WITH THE ASSET PROTECTION DEATH        MAV/EPB DEATH BENEFIT WITH THE PREMIUM PROTECTION DEATH
BENEFIT                                                                                 BENEFIT
--------------------------------------------------------------------------------------------------------------------------
The Death Benefit will be the greatest of the Asset           The Death Benefit will be the greatest of the Premium
Protection Death Benefit or the following three values:       Protection Death Benefit or the following two values:
--------------------------------------------------------------------------------------------------------------------------
- The total Premium Payments you have made to us minus an     - Your Maximum Anniversary Value; or
  adjustment for any partial Surrenders;
--------------------------------------------------------------------------------------------------------------------------
- Your Maximum Anniversary Value; or                          - The Earnings Protection Benefit, which is discussed below.
--------------------------------------------------------------------------------------------------------------------------
- The Earnings Protection Benefit, which is discussed below.
--------------------------------------------------------------------------------------------------------------------------

                                                                              29
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

- If your Contract has the MAV/EPB Death Benefit and you transfer ownership of your Contract to someone who was 76 years old or older at the time you purchased your Contract, the MAV/EPB Death Benefit will not apply under the Contract after the transfer. Instead, for Contracts with the Asset Protection Death Benefit, only the Asset Protection Death Benefit will remain in force under the Contract. For Contracts with the Premium Protection Death Benefit, the Death Benefit will be the Contract Value. However, we will continue to deduct the charge for the MAV/EPB Death Benefit until we begin to make Annuity Payouts.

EARNINGS PROTECTION BENEFIT -- If you and your Annuitant are age 69 or under when you purchase your Contract, the Earnings Protection Benefit is:

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus

- 40% of the Contract gain since the date that you purchased your Contract.

We determine any Contract gain by comparing your Contract Value on the date you purchase your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Net Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if a partial Surrender is greater than Contract gain we:

- Add the amount of the partial Surrender to the Contract Value on the date you purchase your Contract;

- Then we add any Premium Payments made after the date you purchase your Contract and before you made the partial Surrender;

- Next we subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender; and

- We subtract the sum of any prior adjustments for all prior partial Surrenders made after you purchased your Contract.

If that amount is greater than zero, the result becomes the amount of the adjustment for the partial Surrender.

We use the adjustment for partial Surrenders when we calculate the Contract gain by:

- Subtracting the Contract Value on the date you purchase your Contract and any subsequent Net Premium Payments from the Contract Value on the date we receive due proof of death;

- Then we add any adjustment for partial Surrenders to the result to determine the Contract gain.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date you purchased your Contract plus Net Premium Payments not previously withdrawn made after you purchased your Contract, excluding any Net Premium Payments made in the 12 months before the date of death or after death. We subtract any adjustments for partial Surrenders.

We take 40% of either the Contract gain or the capped amount and add it back to your Contract Value to complete the Death Benefit calculation.

If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to the Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time you purchased your Contract.

HERE IS AN EXAMPLE OF HOW THE MAV/EPB DEATH BENEFIT WORKS WITH THE STANDARD DEATH BENEFIT CHOICES.

Assume that:

-  You made a single Premium Payment of $100,000,

- After deduction of Sales Charge, your Net Premium Payment is $96,500. This was your Contract Value on the date you purchased your Contract,

-  In your fourth Contract Year, you made a partial Surrender of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000,

-  On the day we calculate the Death Benefit, your Contract Value was $115,000,

-  Your Maximum Anniversary Value was $150,000.

30
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Based on the assumptions above, this table shows how we would do the calculations:

   MAV/EPB DEATH BENEFIT WITH ASSET PROTECTION DEATH BENEFIT        MAV/EPB DEATH BENEFIT WITH PREMIUM PROTECTION DEATH BENEFIT
----------------------------------------------------------------  ----------------------------------------------------------------
Asset Protection Death Benefit    $150,000                        Premium Protection Death          $115,000
(see Example above)                                               Benefit (see Example above)
----------------------------------------------------------------  ----------------------------------------------------------------
The total Premium Payments you    $100,000 - $8,000 = $92,000     Your Maximum Anniversary          $150,000
have made to us minus an                                          Value; or
adjustment for any partial
Surrenders;
----------------------------------------------------------------  ----------------------------------------------------------------

Your Maximum Anniversary          $150,000                        The Earnings Protection           Contract Value minus Contract
Value; or                                                         Benefit                           Value on the date you
                                                                                                    purchased your Contract
                                                                                                    [$115,000 - $96,500 = $18,500]
                                                                                                    40% of Contract gain plus
                                                                                                    Contract Value [$18,500 x 40%
                                                                                                    = $7,400] + $115,000 =
                                                                                                    $122,400]
----------------------------------------------------------------  ----------------------------------------------------------------

The Earnings Protection           Contract Value minus Contract   Death Benefit Amount              Because the Maximum
Benefit                           Value on the date you                                             Anniversary Value was the
                                  purchased your Contract                                           greatest of the three values
                                  [$115,000 - $96,500 = $18,500]                                    compared, the Death Benefit is
                                  40% of Contract gain plus                                         $150,000
                                  Contract Value [[$18,500 x 40%
                                  = $7,400] + $115,000 =
                                  $122,400]
----------------------------------------------------------------  ----------------------------------------------------------------
Death Benefit Amount              Because the Maximum
                                  Anniversary Value was the
                                  greatest of the four values
                                  compared, the Death Benefit is
                                  $150,000
----------------------------------------------------------------  ----------------------------------------------------------------

Before you purchase the MAV/EPB Death Benefit, you should also consider the following:

- If your Contract has no gain when we calculate the Death Benefit, we will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the MAV/EPB Death Benefit when you purchased your Contract, the MAV/ EPB Death Benefit charge will continue to be deducted even though no MAV/EPB Death Benefit will be payable.

OPTIONAL DEATH BENEFIT FOR CONTRACTS ISSUED IN NEW YORK, MINNESOTA OR WASHINGTON

The optional Death Benefit is different for Contracts issued in New York, Minnesota or Washington. We call this optional Death Benefit the "Maximum Anniversary Value Death Benefit." It does not contain the Earnings Protection Benefit.

The charge for the Maximum Anniversary Value Death Benefit is the same as the charge for the MAV/EPB Death Benefit. It is an additional charge we deduct on a daily basis that is equal to an annual charge of 0.30% of your Contract Value invested in the Sub-Accounts.

The Maximum Anniversary Value Death Benefit is described below.

If your Contract has the Asset Protection Death Benefit, the Death Benefit will be the greatest of the Asset Protection Death Benefit or the following two values:

- The total Premium Payments you have made to us minus an adjustment for any partial Surrenders; or

- Your Maximum Anniversary Value.

If your Contract has the Premium Protection Death Benefit, the Death Benefit will be the greater of the Premium Protection Death Benefit or your Maximum Anniversary Value.

ADDITIONAL INFORMATION ABOUT THE DEATH BENEFITS

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Contracts Not Held in Tax-
Qualified Retirement Plans."

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HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Your Contract states that as part of the Death Benefit calculation we deduct any Premium Payments we receive within 12 months of death or after death as part of the total Premium Payment calculation. If you purchase this Contract, we will waive that deduction when we calculate the Premium Protection Death Benefit or the MAV/EPB Death Benefit, except when we calculate the limitation of Contract gain for purposes of the MAV/EPB Death Benefit. We will also waive the deduction for purposes of the Asset Protection Death Benefit when we calculate the Asset Protection Death Benefit Maximum. Your Contract states that we exclude any Premium Payments that we receive within 12 months of death when we calculate the Asset Protection Death Benefit. We waive this exclusion for your initial Premium Payment if death occurs in the first Contract Year.

We impose a limit on total death benefits if:

- The total death benefits are payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates, and

- Aggregate Premium Payments total $5 million or more.

When the limit applies, total death benefits cannot exceed the greater of:

- The aggregate Premium Payments reduced by an adjustment for any Surrenders; or

- The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above, or:

- The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

We calculate the adjustment to your aggregate Premium Payments for any Surrenders by reducing your aggregate Premium Payments on a dollar for dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your aggregate Premium Payments proportionally based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate contract value at the time of Surrender.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can make Sub-Account transfers.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

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32
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit in one lump sum payment or as an Annuity Payout Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit had the spouse elected to receive the Death Benefit as a lump sum payment. This Spousal Contract Continuation is available only once for each Contract.

If your spouse continues any portion of the Contract as Contract Owner and elects the MAV/EPB Death Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the effective date the optional Death Benefit was added to the Contract. This means we will use the date the Contract is continued with your spouse as Contract Owner as the effective date for calculating the MAV/EPB Death Benefit. The percentage used for the MAV/EPB Death Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?
The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .              AND . . .                       AND . . .                     THEN THE . . .
------------------------------------------------------------------------------------------------------------------------------
Contract Owner                  There is a surviving joint      The Annuitant is living or      Joint Contract Owner receives
                                Contract Owner                  deceased                        the Death Benefit.
------------------------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving joint     The Annuitant is living or      Designated Beneficiary
                                Contract Owner                  deceased                        receives the Death Benefit.
------------------------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving joint     The Annuitant is living or      Contract Owner's estate
                                Contract Owner and the          deceased                        receives the Death Benefit.
                                Beneficiary predeceases the
                                Contract Owner
------------------------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is living    There is no named Contingent    Death Benefit is paid to the
                                                                Annuitant                       Contract Owner and not the
                                                                                                designated Beneficiary.
------------------------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is living    The Contingent Annuitant is     Contingent Annuitant becomes
                                                                living                          the Annuitant, and the
                                                                                                Contract continues.
------------------------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is a trust   There is no named Contingent    The Contract Owner receives
                                or other non-natural person     Annuitant                       the Death Benefit.
------------------------------------------------------------------------------------------------------------------------------

                                                                              33
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .              AND . . .                     THEN THE . . .
----------------------------------------------------------------------------------------------
Contract Owner                  The Annuitant is living         Designated Beneficiary becomes
                                                                the Contract Owner.
----------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is living    Contract Owner receives the
                                                                payout at death, if any.
----------------------------------------------------------------------------------------------
Annuitant                       The Annuitant is also the       Designated Beneficiary
                                Contract Owner                  receives the payout at death,
                                                                if any.
----------------------------------------------------------------------------------------------

THESE ARE THE MOST COMMON SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. FOR MORE INFORMATION ON ANNUITY PAYOUT OPTIONS THAT MAY NOT RESULT IN A PAYOUT AT DEATH PLEASE SEE THE SECTION ENTITLED "ANNUITY PAYOUTS." IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. There are two restrictions:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- After a Surrender, your Contract Value must be equal to or greater than our then current minimum Contract Value that we establish according to our current policies and procedures. We may change the minimum Contract Value in our sole discretion, with notice to you. Our current minimum Contract Value is $500 after the Surrender. The minimum Contract Value in New York must be $1000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment for a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain or the Payments for a Period Certain Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must make the Surrender request during the Period Certain.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

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34
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program; or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age
59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
--------------------------------------------------------------------------------

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- What Annuity Payout Option do you want to use?

- How often do you want to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want fixed dollar amount or variable dollar amount Annuity Payouts?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. You may choose to begin receiving a variable dollar amount Annuity Payout at any time. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years. The Annuity Commencement Date cannot be deferred beyond the Valuation Day immediately following the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments subject to any laws and regulations then in effect and our approval. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior

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Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until the second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We make Annuity Payouts during the lifetime of the Annuitant and a Joint Annuitant, and we guarantee to make those Annuity Payouts for a time period you select which is not less than 5 years and no more than 100 years minus your younger Annuitant's age. If both the Annuitant and your Joint Annuitant die before the guaranteed number of years has passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the present value of the remaining payments in one sum. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units; for fixed dollar amount Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 5 years. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

THE HARTFORD'S PRINCIPAL FIRST PAYOUT OPTION

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

THE HARTFORD'S PRINCIPAL FIRST PREFERRED PAYOUT OPTION

If you elect The Hartford's Principal First Preferred and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford's Principal First Preferred Payout Option, Hartford will pay a fixed dollar amount for a specific

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number of years ("Payout Period"). If you, the joint Contract Owner or the
Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN ANNUITY PAYOUT OPTION.

- For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Contract in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. A higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the second monthly Annuity Payout is the same as the first, the Sub-Accounts earned exactly the same return as the AIR. If the second monthly Annuity Payout is more than the first, the Sub-Accounts earned more than the AIR. If the second Annuity Payout is less than the first, the Sub-Account earned less than the AIR.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate set by us.

You may not choose a fixed dollar amount Annuity Payout if you purchase your Contract in Oregon or Pennsylvania.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

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The dollar amount of the first variable amount Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial policies, and

- the Assumed Investment Return

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of:

Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout. The Annuity Unit Factor for a 3% AIR is 0.999919%. The Annuity Unit Factor for a 5% AIR is 0.999866%. The Annuity Unit Factor for a 6% AIR is 0.999840%.

COMBINATION ANNUITY PAYOUT -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions please see the sub-section entitled "Can I transfer from one Sub-Account to another?" under the section entitled "The Contract."

OTHER PROGRAMS AVAILABLE
--------------------------------------------------------------------------------

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program. There is no additional Charge for these Programs.

INVESTEASE PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender a percentage of your total Premium Payments each Contract Year. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The minimum amount of each Surrender is $100. Amounts taken under this Program if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment.

AUTOMATIC REBALANCING PROGRAM -- Automatic Rebalancing is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers static model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Automatic Rebalancing Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can only participate in one asset allocation model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Sub-Account into a different Sub-Account. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from a Sub-Account into a different Sub-Account. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two

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                                                 HARTFORD LIFE INSURANCE COMPANY
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business days after your enrollment. Dollar Cost Averaging Programs do not guarantee a profit or protect against investment losses.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

OTHER INFORMATION
--------------------------------------------------------------------------------

ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.

Upfront commissions paid by Hartford will not be more than 7% of Premium Payments. Trail commissions will not be more than 1% of Contract Value. From time to time Hartford may also pay or permit other promotional incentives, in cash or credit or other compensation.

ADDITIONAL COMPENSATION TO BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHER PERSONS ("FINANCIAL INTERMEDIARIES") -- In addition to the commissions (which may be paid or reallowed to Financial Intermediaries from an applicable sales charge and/or advanced to Financial Intermediaries) and 12b-1 fees, the distributor or its affiliates pay, out of their own assets, significant additional compensation ("Additional Payments") to Financial Intermediaries (who may or may not be affiliates of the distributor) in connection with the sale and distribution of the variable annuity contracts ("Contracts") based on a number of factors. This additional compensation is not paid directly by you.

With the exception of certain compensation arrangements discussed herein, and "Negotiated Additional Amounts" defined below, these Additional Payments, which are generally based on average net assets (or on aged assets I.E., assets held over one year) and on sales of the Contracts attributable to a particular Financial Intermediary, may, but are normally not expected to, exceed, in the aggregate 0.12% of the average net assets of the Contracts attributable to a particular Financial Intermediary. A listing of Financial Intermediaries to whom the distributor makes such Additional Payments is provided below. Separate Additional Payments may also be made in connection with the sale and distribution of the Contracts in such forms as, among others, "due diligence" payments and "marketing support" fees ("Negotiated Additional Amounts"), as discussed in greater detail below. With the exception of certain Negotiated Additional Amounts specifically discussed herein, payments of Negotiated Additional Amounts did not exceed $12 million per Financial Intermediary for the calendar year ended December 31, 2004. These Additional Payments and Negotiated Additional Amounts may, in some cases, act as a financial incentive for a Financial Intermediary to recommend the purchase of one Contract over another Contract. Please consult your Financial Intermediary for more information.

DISTRIBUTION ARRANGEMENTS -- Contracts issued by Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company (collectively "Hartford Life") are continuously offered and sold by selected broker-dealers who have selling agreements with Hartford Life. Except as discussed below, Hartford Life bears all the expenses of providing services pursuant to Contracts including the payment of the expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature.

In addition to the commissions described herein, Hartford Life and its affiliates pay, out of their own assets, Additional Payments to Financial Intermediaries in connection with the sale and distribution of the Contracts. Certain Additional Payments are generally based on average net assets (or on aged assets) of the Contracts attributable to a particular Financial Intermediary, on sales of the Contracts attributable to a particular Financial Intermediary, and/or on reimbursement of related sales expenses. Such Additional Payments are generally made for the placement of the Contracts on a Financial Intermediary's list of annuity

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products available for purchase by its customers. Separate Additional Payments may take the form of, among others: (1) "due diligence" payments for a Financial Intermediary's examination of the annuity products and payments for providing training and information relating to the annuity product and (2) "marketing support" fees for providing assistance in promoting the sale of the annuity product. (Negotiated Additional Amounts). Subject to NASD regulations, Hartford Life and its affiliates may contribute Negotiated Additional Amounts to various non-cash and cash incentive arrangements to promote the sale of the Contracts, as well as sponsor various annuity product educational programs, sales contests and/or promotions in which Financial Intermediaries that participate may receive prizes such as travel awards, merchandise and cash and/or investment research pertaining to particular securities and other financial instruments or to the securities and financial markets generally, educational information and related support materials and hardware and/or software. Hartford Life and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of Financial Intermediaries and their salespersons and guests in connection with education, sales and promotional programs, subject to applicable NASD regulations. These programs, which may be different for different Financial Intermediaries, will not change the price an investor will pay for the Contracts or the amount that a registered representative will receive from such sale. These Additional Payments and Negotiated Additional Amounts may, in some cases, act as a financial incentive for a Financial Intermediary to recommend the purchase of one annuity product over another annuity product. Please consult your Financial Intermediary for more information.

As of December 31, 2004 Hartford Life has entered into arrangements to make Additional Payments that are generally based on average net assets (or on aged assets) attributable to a particular Financial Intermediary, on sales of the Contracts attributable to a particular Financial Intermediary, and/or on reimbursement of related sales expenses to A.G. Edwards & Sons, Inc., Advest, Inc., AIG Advisors Group, AMSouth Investment Services, Inc., Bancwest Investment Services, Inc., Cadaret Grant & Co., Inc., Capital Analyst Inc., Capital Investment Group, Inc., Centaurus Financial, Inc., Citigroup Global Markets, Inc., Comerica Securities, Commonwealth Financial Network, Compass Brokerage, Inc., Cuso Financial Services, L.P., Duerr Financial Corporation, Edward D. Jones & Co., L.P., FFP Securities, Inc., Fifth Third Securities, First Citizens Investor Services, First Tennessee Brokerage, Inc., Frost Brokerage Services, Inc., Harbour Investments, Inc., Heim & Young Securities, The Huntington Investment Company, Infinex Financial Group, ING Advisors Network, Investacorp, Inc., Investment Professionals, Inc., James T. Borello & Co., Jefferson Pilot Securities Corporation, J.J.B. Hilliard, W.L. Lyons, Inc., Legg Mason Wood Walker, Incorporated, Lincoln Financial, Linsco/Private Ledger Corp., M&T Securities, Merrill Lynch Pierce Fenner & Smith, First Montauk Securities Corp., Morgan Keegan & Company, Inc., Morgan Stanley & Co., Incorporated, Mutual Service Corporation, National Planning Holding, NEXT Financial Group, Inc., NFP Securities, Inc., Parker/Hunter Incorporated, Pension Planners, PFIC Securities Corporation, Piper Jaffray & Co., Prime Capital Services, Inc., Prospera Financial Services, Inc., Raymond James Financial Services, RBC Dain Rauscher Inc., Securities America, Inc., Sigma Financial Corporation, Southtrust Securities, Inc., Stifel Nicolaus & Company, Incorporated, TFS Securities, Inc., The Investment Center, Inc., Triad Advisors, Inc., UBS Financial Services, Inc., Uvest Financial Services Group Inc., Wachovia Securities, LLC., Walnut Street Securities, Inc., Wells Fargo Brokerage Services, L.L.C., WM Financial Services, Inc., Woodbury Financial Services, Inc., XCU Capital Corporation, Inc. Hartford Life may enter into arrangements with other Financial Intermediaries to make such Additional Payments. Separate Additional Payments in the form of Negotiated Additional Amounts may also be made to the above-listed Financial Intermediaries and to other Financial Intermediaries.

The Additional Payments to Financial Intermediaries in connection with the sale and distribution of the Contracts are negotiated based on a range of qualitative factors, including, but not limited to, access and opportunity to provide product education and training, assistance with the development and implementation of joint marketing and business plans, reputation in the industry, ability to attract and retain assets, target markets, customer relationships and quality of service. No one factor is determinative of the type or amount of Additional Payments to be provided and factors are weighed in the assessment of such determination.

For the fiscal year ended December 31, 2004, Hartford Life or its affiliates paid approximately $50 million in total Additional Payments, including Negotiated Additional Amounts to Financial Intermediaries.

The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will waive the Sales Charge. This waiver in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and registered representatives (and their families) of registered broker-dealers (or their financial institutions) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.

LEGAL MATTERS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Hartford, which includes Hartford Life Insurance Company and its affiliates, has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York

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Attorney General's Office, requests for information from the Connecticut
Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues.

The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The funds are available for purchase by the separate accounts of different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between sub-accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity products, The Hartford's ability to restrict transfers by these owners is limited. The SEC's Division of Enforcement also is investigating aspects of The Hartford's variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford also has received a subpoena from the New York Attorney General's Office requesting information related to the Company's group annuity products. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.

A number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office, which have included a range of monetary penalties and restitution. While no such action has been initiated against The Hartford, the SEC and the New York Attorney General's Office are likely to take some action at the conclusion of the on-going investigations related to market timing and directed brokerage. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on The Hartford's consolidated results of operations or cash flows in particular quarterly or annual periods, but The Hartford does not expect any such action to result in a material adverse effect on the separate accounts or on the HLS funds that serve as underlying investments for those accounts.

In addition, The Hartford has been served with five putative national class actions, now consolidated into a single putative class action, IN RE HARTFORD MUTUAL FUNDS FEE LITIGATION, which is currently pending before the United States District Court for the District of Connecticut. In the consolidated amended complaint in this action, filed on October 20, 2004, plaintiffs make "direct claims" on behalf of investors in The Hartford's Retail Funds and "derivative claims" on behalf of the Retail Funds themselves. Plaintiffs (including Linda Smith, the lead plaintiff) allege that excessive or inadequately disclosed fees were charged to investors in the Retail Funds, that certain fees were used for improper purposes, and that undisclosed, improper, or excessive payments were made to brokers, including in the form of directed brokerage. Plaintiffs are seeking compensatory and punitive damages in an undetermined amount; rescission of the Retail Funds' investment advisory contracts, including recovery of all fees which would otherwise apply and recovery of fees paid; an accounting of all Retail Fund related fees, commissions, directed brokerage and soft dollar payments; and restitution of all allegedly unlawfully or discriminatorily obtained fees and charges. Defendants have moved to dismiss the consolidated amended complaint in this action. The defendants in this case include various Hartford entities, Wellington Management, The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., the Retail Funds themselves and the directors of the Retail Funds, who also serve as directors of the funds. This litigation is not expected to result in a material adverse effect on the separate accounts or on the HLS funds that serve as underlying investments for those accounts.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: (800) 521-0538

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic

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corporations, domestic partnerships, trust or estates that are subject to United
States federal income tax, regardless of the source of their income.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to the Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

  1. NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under
Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "owner" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of an "owner." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "owner." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

  2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a

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Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract value (determined without regard to surrender charges) is an appropriate measure. However, the IRS could take the position that the value should be the current Contract value (determined without regard to surrender charges) increased by some measure of the value of certain future benefits.

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(11) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

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    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions:

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3. Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary). In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits.

    5. Distributions made under certain annuities issued in connection with structured settlement agreements.

    6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract,
(2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

    f. REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant

    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

    1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

    2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

    3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements

    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary

    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.

    g. ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered intofor tax purposes, and thus could cause the

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Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

    h. PARTIAL EXCHANGES.

The IRS in Rev. Rul. 2003-76 has confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering
(1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code
Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Accordingly, we advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.

  3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

  4. TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular subaccounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

For instance, the IRS in Rev. Rul. 2003-92 reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). More specifically, Rev. Rul. 2003-92 extended this "public availability" doctrine to interests in a non-registered limited partnership that are not publicly traded but are available directly to qualified buyers through private placements (as well as through variable contracts), holding that such limited partnership interests should be treated as owned directly by a variable contract owner (and not by the insurer). By contrast, where such limited partnership interests are available exclusively through the purchase of a variable insurance contract, Rev. Rul. 2003-92 held that such investment assets should be treated as owned by the insurer (and not by the contract owner). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts.

The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract

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owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the recipient is also subject to federal income tax withholding, pursuant to Code Section 3405, which requires the following:

    1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless the recipient elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold 10 percent of the includable amount of distribution.

    2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is subject to federal income tax withholding as if the recipient were married claiming 3 exemptions, unless the recipient elects otherwise. A recipient may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested.

Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the recipient is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. You also may be required to pay penalties under the estimated income tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-spouse beneficiary who either is
(1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code
Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------
GENERAL INFORMATION
--------------------------------------------------------
    Safekeeping of Assets
--------------------------------------------------------
    Experts
--------------------------------------------------------
    Non-Participating
--------------------------------------------------------
    Misstatement of Age or Sex
--------------------------------------------------------
    Principal Underwriter
--------------------------------------------------------
PERFORMANCE RELATED INFORMATION
--------------------------------------------------------
    Total Return for all Sub-Accounts
--------------------------------------------------------
    Yield for Sub-Accounts
--------------------------------------------------------
    Money Market Sub-Accounts
--------------------------------------------------------
    Additional Materials
--------------------------------------------------------
    Performance Comparisons
--------------------------------------------------------
ACCUMULATION UNIT VALUES
--------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------

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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts may offer death benefits that may exceed the greater of the amounts paid for the Contract or the Contract's cash value. Owners who intend to use the Contract in connection with tax-qualified retirement plans should consider the income tax effects that such a death benefit may have on the plan.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions." Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate, the time when distributions must commence, and the form in which distributions must be paid. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice. If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to the participants.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(B) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, total contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $40,000 (adjusted for increases in cost-of-living). The maximum elective deferral amount is equal to $14,000 for 2005 and $15,000 for 2006 and thereafter, indexed. The limitation on elective deferrals may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon severance from employment;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under a section 403(b) arrangement.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- Certain governmental employers or tax-exempt employers other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt

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employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $14,000 for 2005 and $15,000 for 2006 and thereafter, indexed. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, certain custodial accounts and annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under an eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan to a participant or beneficiary are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- has a severance from employment as defined in the Code (including death of the participating employee), or

- suffers an unforeseeable financial emergency as defined in the Code.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER
SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA.
Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. See Section 6 below for a discussion of rollovers involving IRAs.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA, SIMPLE IRA or Simplified Employee Pension under
Section 408(k) of the Code may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72 (t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary. In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

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In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary (as defined in the Code), or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the entire value of all benefits provided under a Contract as of the close of business on the last day of the previous calendar year. The death benefit and any optional benefits purchased under the Contract may affect the amount of the minimum required distribution that must be taken. In addition, minimum distribution incidental benefit rules may require a larger annual distribution. Required minimum distributions also can be made in the form of annuity payments if the payment structure satisfies certain rules set forth in Income Tax Regulations.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the sole designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

In 2002 and in 2004, the Internal Revenue Service issued final and temporary regulations in the Federal Register relating to minimum required distributions. Please consult with your tax or legal adviser with any questions regarding the new regulations.

(c) WITHHOLDING We are generally required to withhold federal income tax from the taxable portion of each distribution made under a Contract. The federal income tax withholding requirements, including the rate at which withholding applies, depend on whether a distribution is or is not an eligible rollover distribution.

Federal income tax withholding from the taxable portion of distributions that are not eligible rollover distributions is required unless the payee is eligible to, and does in fact, elect not to have income tax withheld by filing an election with us. Where the payee does not elect out of withholding, the rate of income tax to be withheld depends on whether the distribution is nonperiodic or periodic. Regardless of whether an election is made not to have federal income taxes withheld, the recipient is still liable for payment of federal income tax on the taxable portion of the distribution.

For periodic payments, federal income tax will be withheld from the taxable portion of the distribution by treating the payment as wages under IRS wage withholding tables, using the marital status and number of withholding allowances elected by the payee on an IRS Form W-4P, or acceptable substitute, filed us. Where the payee has not filed a Form W-4P, or acceptable substitute, with us, the payee will be treated as married claiming three withholding allowances. Special rules apply where the payee has not provided us with a proper taxpayer identification number or where the payments are sent outside the United States or U.S. possessions.

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For nonperiodic distributions, where a payee has not elected out of withholding, income tax will be withheld at a rate of 10 percent from the taxable portion of the distribution.

Federal income tax withholding is required at a rate of 20 percent from the taxable portion of any distribution that is an eligible rollover distribution to the extent it is not directly rolled over to an eligible recipient plan. Payees cannot elect out of income tax withholding with respect to such distributions.

Also, special withholding rules apply with respect to distributions from non-governmental section 457(b) plans, and to distributions made to individuals who are neither citizens or resident aliens of the United States.

6. ROLLOVER DISTRIBUTIONS -- Under present federal tax law, "eligible rollover distributions" from qualified retirement plans under section 401(a) of the Code, qualified annuities under section 403(a) of the Code, section 403(b) arrangements, and governmental 457(b) plans generally can be rolled over tax-free within 60 days to any of such plans or arrangements that accept such rollovers. Similarly, distributions from an IRA generally are permitted to be rolled over tax-free within 60 days to a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan. After tax contributions may be rolled over from a qualified plan, qualified annuity or governmental 457 plan into another qualified plan or an IRA. In the case of such a rollover of after tax contributions, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). Similar rules apply for purposes of rolling over after tax contributions from a section 403(b) arrangement. After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan.

For this purpose, an eligible rollover distribution is generally a distribution to an employee of all or any portion of the balance to the credit of the employee in a qualified trust under section 401(a) of the Code, qualified annuity under section 403(a) of the Code, a 403(b) arrangement or a governmental 457(b) plan. However, an eligible rollover distribution does not include: any distribution which is one of a series of substantially equal periodic payments (not less frequently than annually) made (1) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and the employee's designated beneficiary, or (2) for a specified period of 10 years or more; any distribution to the extent it is a required minimum distribution amount (discussed above); or any distribution which is made upon hardship of the employee.

Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.

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APPENDIX II -- DEATH BENEFIT -- EXAMPLES

ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit,

- You made an initial Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we calculate the Death Benefit, your Contract Value was $117,403,

- Your Maximum Anniversary Value was $117,403.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$117,403 + 25%
  ($100,000 - $8,000) = $140,403],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value minus an adjustment for any partial Surrenders. [$117,403 + 25% ($117,403 - $8,000) = $144,754].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders [$100,000 - $8,000 = $92,000], or

- your Maximum Anniversary Value adjusted for any partial Surrenders [$117,403 - $8,000 = $109,403].

Because the Contract Value of your Contract [$117,403] is greater than your Maximum Anniversary Value adjusted for partial Surrenders [$109,403] and your adjusted total Premium Payments [$92,000], the amount of the Death Benefit cannot exceed $117,403.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Because the Asset Protection Death Benefit cannot exceed, $117,403, the amount of the Death Benefit is equal to your Contract Value of $117,403.

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EXAMPLE 2

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit,

- You made an initial Premium Payment of $100,000,

- In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- Your Maximum Anniversary Value is $140,000.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$120,000 + 25% of $57,857 = $134,464 (See below)],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value adjusted for any partial Surrenders. [$120,000 + 25% ($83,571) = $140,893 (See Below)].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857 (See Below)], or

- your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571 (See Below)].

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payments of $57,857.

ADJUSTMENT FOR PARTIAL SURRENDER FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to Your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Your Asset Protection Death Benefit is $120,000. This is because your Contract Value at death [$120,000] was the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857], or

- your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571].

So, your Asset Protection Death Benefit cannot exceed $120,000.

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PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

- You made an initial Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we calculate the Death Benefit, your Contract Value was $117,403.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. Your adjusted total Premium Payments is $92,000.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $117,403.

EXAMPLE 2

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

- You made an initial Premium Payment of $100,000,

- In your fourth contract year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your surrender was $150,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $120,000.

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MAV/EPB DEATH BENEFIT WITH ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

- You made a single Premium Payment of $100,000,

- After Deduction of Sales Charge, your Net Premium Payment is $96,500

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we calculate the Death Benefit, your Contract Value was $117,403,

- Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Asset Protection Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($8,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($96,500),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($109,273),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals -$4,773, which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($117,403),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($96,500),

- Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $20,903.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($96,500),

- Plus Sales Charge deducted on or before the MAV/EPB Death Benefit was added to your Contract ($3,500),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to Your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. Your Adjusted Maximum Anniversary Value is $109,403.

ASSET PROTECTION DEATH BENEFIT AMOUNT IS $117,403. (see Example 1 under Asset Protection Death Benefit for details of calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (see Example 1 under under Asset Protection Death Benefit for details of calculation.)

MAV/EPB DEATH BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $20,903 or $8,361 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $125,764. This is the greatest of the four values compared.

                                                                              55
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE 2

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

- You made a single Premium Payment of $100,000,

- After Deduction of Sales Charge, your Net Premium Payment is 96,500,

- In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

- Your Maximum Anniversary Value is $140,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the MAV/EPB Death Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($96,500),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals +$6,500, which is greater than zero, so there is a $6,500 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($96,500),

- Add any adjustments for partial Surrenders ($6,500),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($96,500),

- plus Sales Charge deducted on or before the MAV/EPB Death Benefit was added to your Contract ($3,500),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($6,500),

Which equals $93,500. The cap is 200% of $93,500, which is $187,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

56
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

MAV/EPB DEATH BENEFIT WITH PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- After Deduction of Sales Charge, your Net Premium Payment is $96,500,

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we calculate the Death Benefit, your Contract Value was $117,403,

- Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $125,764. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $109,403. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $92,000. (See Example 1 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $125,764. This is the greatest of the three values compared.

EXAMPLE 2

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- After Deduction of Sales Charge, your Net Premium Payment is $96,500,

- In your fourth Contract Year, you made a withdrawal of $60,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $150,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- Your Maximum Anniversary Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $132,000. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $83,571. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $57,857. (See Example 2 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $132,000. This is the greatest of the three values compared.

                                                                              57
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

- Your Benefit Amount is $100,000, which is your initial Premium Payment.

- Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), and we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP-UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP-UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

58
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX IV -- THE HARTFORD'S PRINCIPAL FIRST PREFERRED -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST PREFERRED WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

- Your Benefit Amount is $100,000, which is your initial Premium Payment.

- Your Benefit Payment is $5,000, which is 5% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $7,500, which is your prior Benefit Payment ($5,000) plus 5% of your additional Premium Payment ($2,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $95,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($5,000).

- Your Benefit Payment for the next year remains $5,000, because you did not take more than your maximum Benefit Payment ($5,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $5,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 5% of the greater of your New Contract Value and New Benefit Amount, which is $4,500.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($5,000) to 5% of the New Benefit Amount ($1,500). Your Benefit Payment becomes the lower of those two values, or $1,500.

                                                                              59
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX V -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this prospectus.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by calling us at 1-800-521-0538.

                                            AS OF DECEMBER 31,
                                          -----------------------
SUB-ACCOUNT                                 2004       2003
-----------------------------------------------------------------
PUTNAM AMERICAN GOVERNMENT INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $  12.545  $ 12.740
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  12.756  $ 12.545
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $  12.468        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  12.512        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                             106        --
-----------------------------------------------------------------
PUTNAM CAPITAL APPRECIATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $   7.634  $  6.822
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   8.674  $  7.634
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   7.642        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   8.480        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              28        --
-----------------------------------------------------------------
PUTNAM CAPITAL OPPORTUNITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $  12.946  $ 10.752
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  15.148  $ 12.946
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $  13.283        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  14.947        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               7        --
-----------------------------------------------------------------
PUTNAM DISCOVERY GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $   4.881  $  4.239
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   5.201  $  4.881
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   4.897        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   5.074        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              49        --
-----------------------------------------------------------------

60
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
                                          -----------------------
SUB-ACCOUNT                                 2004       2003
-----------------------------------------------------------------
PUTNAM DIVERSIFIED INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $  15.644  $ 14.487
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  16.922  $ 15.644
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $  15.696        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  16.598        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                             178        --
-----------------------------------------------------------------
PUTNAM EQUITY INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $  12.074  $ 10.632
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  13.373  $ 12.074
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $  12.082        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  13.196        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              41        --
-----------------------------------------------------------------
PUTNAM GLOBAL ASSET ALLOCATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $  29.303  $ 26.332
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  31.670  $ 29.303
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $  29.318        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  31.063        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              16        --
-----------------------------------------------------------------
PUTNAM GLOBAL EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $  19.068  $ 16.253
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  21.472  $ 19.068
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $  19.257        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  21.061        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              12        --
-----------------------------------------------------------------

                                                                              61
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
                                          -----------------------
SUB-ACCOUNT                                 2004       2003
-----------------------------------------------------------------
PUTNAM GROWTH AND INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $  45.173  $ 39.290
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  49.717  $ 45.173
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $  45.328        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  48.765        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              84        --
-----------------------------------------------------------------
PUTNAM GROWTH OPPORTUNITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $   4.365  $  3.902
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   4.399  $  4.365
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   4.376        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   4.315        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              27        --
-----------------------------------------------------------------
PUTNAM HEALTH SCIENCES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $  10.261  $  9.415
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  10.888  $ 10.261
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $  10.361        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  10.679        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              35        --
-----------------------------------------------------------------
PUTNAM HIGH YIELD FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $  28.028  $ 25.095
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  30.690  $ 28.028
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $  28.160        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  30.102        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              35        --
-----------------------------------------------------------------

62
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
                                          -----------------------
SUB-ACCOUNT                                 2004       2003
-----------------------------------------------------------------
PUTNAM INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $  25.450  $ 25.511
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  26.327  $ 25.450
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $  25.400        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  25.822        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                             143        --
-----------------------------------------------------------------
PUTNAM INTERNATIONAL EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $  15.264  $ 12.757
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  17.569  $ 15.264
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $  15.340        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  17.232        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                             134        --
-----------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH AND INCOME
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $  14.356  $ 11.411
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  17.204  $ 14.356
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $  14.400        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  16.874        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              34        --
-----------------------------------------------------------------
PUTNAM INTERNATIONAL NEW OPPORTUNITIES
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $  10.723  $  8.900
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  12.039  $ 10.723
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $  10.673        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  11.809        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               6        --
-----------------------------------------------------------------

                                                                              63
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
                                          -----------------------
SUB-ACCOUNT                                 2004       2003
-----------------------------------------------------------------
PUTNAM INVESTORS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $   8.247  $  7.139
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   9.202  $  8.247
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   8.316        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   9.026        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                             258        --
-----------------------------------------------------------------
PUTNAM MID CAP VALUE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $  12.827  $ 10.893
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  14.669  $ 12.827
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $  12.950        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  14.474        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              23        --
-----------------------------------------------------------------
PUTNAM MONEY MARKET FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $   1.687  $  1.693
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   1.682  $  1.687
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              40        32
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   1.666        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   1.650        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                             170        --
-----------------------------------------------------------------
PUTNAM NEW OPPORTUNITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $  18.642  $ 16.124
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  20.370  $ 18.642
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $  18.889        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  19.979        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                             104        --
-----------------------------------------------------------------

64
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
                                          -----------------------
SUB-ACCOUNT                                 2004       2003
-----------------------------------------------------------------
PUTNAM NEW VALUE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $  16.114  $ 13.592
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  18.424  $ 16.114
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $  16.155        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  18.071        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              92        --
-----------------------------------------------------------------
PUTNAM OTC & EMERGING GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $   5.171  $  4.444
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   5.558  $  5.171
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   5.216        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   5.452        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              31        --
-----------------------------------------------------------------
PUTNAM RESEARCH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $  11.583  $ 10.106
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  12.341  $ 11.583
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $  11.555        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  12.104        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              51        --
-----------------------------------------------------------------
PUTNAM SMALL CAP VALUE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $  17.508  $ 13.582
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  21.889  $ 17.508
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $  18.011        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  21.469        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              58        --
-----------------------------------------------------------------

                                                                              65
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
                                          -----------------------
SUB-ACCOUNT                                 2004       2003
-----------------------------------------------------------------
PUTNAM THE GEORGE PUTNAM FUND OF BOSTON
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $  11.236  $ 10.385
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  12.044  $ 11.236
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $  11.226        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  11.813        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              71        --
-----------------------------------------------------------------
PUTNAM UTILITIES GROWTH AND INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $  18.350  $ 16.685
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  22.102  $ 18.350
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $  18.451        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  21.679        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               8        --
-----------------------------------------------------------------
PUTNAM VISTA FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $  12.063  $ 10.336
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  14.173  $ 12.063
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $  12.296        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  13.901        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              24        --
-----------------------------------------------------------------
PUTNAM VOYAGER FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $  48.768  $ 42.879
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  50.738  $ 48.768
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $  49.206        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  49.766        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              72        --
-----------------------------------------------------------------

 (a)  Inception date January 30, 2004.

To obtain a Statement of Additional Information, please complete the form below and mail to:

      Hartford Life Insurance Company
      Attn: Investment Product Services
      P.O. Box 5085
      Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for Series III and Series IIIR of Putnam Hartford Capital Manager Edge variable annuity to me at the following address:

---------------------------------------------------
                                     Name

----------------------------------------------------------------
                                    Address

----------------------------------------------------------------
   City/State                                                       Zip Code

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TEN
       SERIES III AND SERIES IIIR OF PUTNAM HARTFORD CAPITAL MANAGER EDGE

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to Hartford Life Insurance Company Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.

Date of Prospectus: May 2, 2005
Date of Statement of Additional Information: May 2, 2005

TABLE OF CONTENTS

GENERAL INFORMATION                                                2
----------------------------------------------------------------------
    Safekeeping of Assets                                          2
----------------------------------------------------------------------
    Experts                                                        2
----------------------------------------------------------------------
    Non-Participating                                              2
----------------------------------------------------------------------
    Misstatement of Age or Sex                                     2
----------------------------------------------------------------------
    Principal Underwriter                                          2
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                    2
----------------------------------------------------------------------
    Total Return for all Sub-Accounts                              2
----------------------------------------------------------------------
    Yield for Sub-Accounts                                         3
----------------------------------------------------------------------
    Money Market Sub-Accounts                                      3
----------------------------------------------------------------------
    Additional Materials                                           3
----------------------------------------------------------------------
    Performance Comparison                                         4
----------------------------------------------------------------------
ACCUMULATION UNIT VALUES                                           5
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS

The consolidated balance sheets of Hartford Life Insurance Company (the "Company") as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 2004 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 24, 2005 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the Company's change in its method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004) and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Ten (the "Account") as of December 31, 2004, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended December 31, 2004 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 24, 2005, which are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2004: $4,933,476; 2003: $8,589,864; and 2002: $7,244,963.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible sales charge, any applicable administrative charge and the Annual Maintenance Fee.

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

The formula Hartford uses to calculate standardized total return is P(1+T)TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that non-standardized total return includes the impact of a minimum 1% sales charge, and the Annual Maintenance Fee is not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1)TO THE POWER OF 6 -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

- The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

- The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

- The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

- The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

- The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this prospectus.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.

                                            AS OF DECEMBER 31,
                                          -----------------------
SUB-ACCOUNT                                 2004       2003
-----------------------------------------------------------------
PUTNAM AMERICAN GOVERNMENT INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $  12.545  $ 12.740
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  12.756  $ 12.545
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $  12.719        --(b)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  12.695        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $  12.487  $ 12.703
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  12.659  $ 12.487
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $  12.482  $ 12.703
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  12.649  $ 12.482
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $  12.633        --(b)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  12.603        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $  12.524        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  12.603        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $  12.429  $ 12.671
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  12.557  $ 12.429
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $  12.468        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  12.512        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                             106        --
-----------------------------------------------------------------

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
                                          -----------------------
SUB-ACCOUNT                                 2004       2003
-----------------------------------------------------------------
PUTNAM CAPITAL APPRECIATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $   7.634  $  6.822
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   8.674  $  7.634
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   7.849        --(b)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   8.632        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   7.599  $  6.802
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   8.608  $  7.599
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $   7.596  $  6.802
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   8.601  $  7.596
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   7.796        --(b)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   8.569        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   7.701        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   8.569        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $   7.559  $  6.781
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   8.533  $  7.559
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   7.642        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   8.480        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              28        --
-----------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
                                          -----------------------
SUB-ACCOUNT                                 2004       2003
-----------------------------------------------------------------
PUTNAM CAPITAL OPPORTUNITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $  12.946  $ 10.752
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  15.148  $ 12.946
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $  13.709        --(b)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  15.097        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $  12.920  $ 10.749
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  15.072  $ 12.920
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $  12.916  $ 10.749
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  15.059  $ 12.916
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $  13.647        --(b)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  15.022        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $  13.313        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  15.022        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $  12.890  $ 10.746
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  14.984  $ 12.890
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $  13.283        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  14.947        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               7        --
-----------------------------------------------------------------

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
                                          -----------------------
SUB-ACCOUNT                                 2004       2003
-----------------------------------------------------------------
PUTNAM DISCOVERY GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $   4.881  $  4.239
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   5.201  $  4.881
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   4.748        --(b)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   5.176        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   4.859  $  4.227
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   5.162  $  4.859
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $   4.857  $  4.226
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   5.157  $  4.857
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   4.716        --(b)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   5.139        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   4.946        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   5.139        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $   4.823  $  4.204
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   5.106  $  4.823
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   4.897        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   5.074        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              49        --
-----------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
                                          -----------------------
SUB-ACCOUNT                                 2004       2003
-----------------------------------------------------------------
PUTNAM DIVERSIFIED INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $  15.644  $ 14.487
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  16.922  $ 15.644
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $  16.504        --(b)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  16.840        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $  15.572  $ 14.446
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  16.793  $ 15.572
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $  15.566  $ 14.445
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  16.779  $ 15.566
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $  16.393        --(b)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  16.718        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $  15.767        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  16.718        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $  15.500  $ 14.409
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  16.658  $ 15.500
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               2         2
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $  15.696        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  16.598        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                             178        --
-----------------------------------------------------------------

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
                                          -----------------------
SUB-ACCOUNT                                 2004       2003
-----------------------------------------------------------------
PUTNAM EQUITY INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $  12.074  $ 10.632
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  13.373  $ 12.074
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $  12.364        --(b)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  13.329        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $  12.050  $ 10.629
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  13.306  $ 12.050
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $  12.046  $ 10.629
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  13.295  $ 12.046
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $  12.308        --(b)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  13.262        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $  12.109        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  13.262        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $  12.022  $ 10.626
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  13.229  $ 12.022
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $  12.082        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  13.196        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              41        --
-----------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
                                          -----------------------
SUB-ACCOUNT                                 2004       2003
-----------------------------------------------------------------
PUTNAM GLOBAL ASSET ALLOCATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $  29.303  $ 26.332
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  31.670  $ 29.303
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $  29.781        --(b)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  31.517        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $  29.168  $ 26.256
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  31.429  $ 29.168
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $  29.158  $ 26.255
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  31.403  $ 29.158
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $  29.581        --(b)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  31.289        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $  29.450        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  31.289        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $  29.034  $ 26.189
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  31.176  $ 29.034
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $  29.318        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  31.063        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              16        --
-----------------------------------------------------------------

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
                                          -----------------------
SUB-ACCOUNT                                 2004       2003
-----------------------------------------------------------------
PUTNAM GLOBAL EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $  19.068  $ 16.253
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  21.472  $ 19.068
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $  19.590        --(b)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  21.369        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $  18.980  $ 16.206
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  21.309  $ 18.980
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $  18.974  $ 16.205
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  21.291  $ 18.974
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $  19.458        --(b)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  21.214        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $  19.343        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  21.214        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $  18.893  $ 16.165
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  21.137  $ 18.893
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $  19.257        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  21.061        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              12        --
-----------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
                                          -----------------------
SUB-ACCOUNT                                 2004       2003
-----------------------------------------------------------------
PUTNAM GROWTH AND INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $  45.173  $ 39.290
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  49.717  $ 45.173
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $  46.063        --(b)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  49.478        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $  44.964  $ 39.177
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  49.340  $ 44.964
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $  44.949  $ 39.175
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  49.298  $ 44.949
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $  45.753        --(b)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  49.120        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $  45.532        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  49.120        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $  44.758  $ 39.077
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  48.942  $ 44.758
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $  45.328        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  48.765        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              84        --
-----------------------------------------------------------------

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
                                          -----------------------
SUB-ACCOUNT                                 2004       2003
-----------------------------------------------------------------
PUTNAM GROWTH OPPORTUNITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $   4.365  $  3.902
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   4.399  $  4.365
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   4.133        --(b)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   4.378        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   4.345  $  3.890
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   4.366  $  4.345
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $   4.344  $  3.890
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   4.362  $  4.344
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   4.105        --(b)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   4.347        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   4.395        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   4.347        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $   4.325  $  3.881
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   4.331  $  4.325
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   4.376        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   4.315        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              27        --
-----------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               15
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
                                          -----------------------
SUB-ACCOUNT                                 2004       2003
-----------------------------------------------------------------
PUTNAM HEALTH SCIENCES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $  10.261  $  9.415
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  10.888  $ 10.261
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   9.949        --(b)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  10.835        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $  10.214  $  9.388
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  10.805  $ 10.214
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $  10.210  $  9.387
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  10.796  $ 10.210
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   9.882        --(b)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  10.757        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $  10.408        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  10.757        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $  10.167  $  9.364
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  10.718  $ 10.167
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $  10.361        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  10.679        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              35        --
-----------------------------------------------------------------

16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
                                          -----------------------
SUB-ACCOUNT                                 2004       2003
-----------------------------------------------------------------
PUTNAM HIGH YIELD FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $  28.028  $ 25.095
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  30.690  $ 28.028
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $  29.878        --(b)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  30.542        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $  27.899  $ 25.023
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  30.457  $ 27.899
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $  27.889  $ 25.022
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  30.432  $ 27.889
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $  29.676        --(b)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  30.322        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $  28.287        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  30.322        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $  27.771  $ 24.959
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  30.212  $ 27.771
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $  28.160        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  30.102        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              35        --
-----------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               17
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
                                          -----------------------
SUB-ACCOUNT                                 2004       2003
-----------------------------------------------------------------
PUTNAM INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $  25.450  $ 25.511
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  26.327  $ 25.450
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $  26.167        --(b)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  26.200        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $  25.332  $ 25.437
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  26.126  $ 25.332
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $  25.324  $ 25.436
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  26.105  $ 25.324
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $  25.991        --(b)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  26.010        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $  25.515        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  26.010        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $  25.216  $ 25.372
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  25.916  $ 25.216
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               1         1
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $  25.400        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  25.822        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                             143        --
-----------------------------------------------------------------

18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
                                          -----------------------
SUB-ACCOUNT                                 2004       2003
-----------------------------------------------------------------
PUTNAM INTERNATIONAL EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $  15.264  $ 12.757
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  17.569  $ 15.264
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $  15.790        --(b)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  17.484        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $  15.194  $ 12.720
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  17.435  $ 15.194
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $  15.189  $ 12.719
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  17.421  $ 15.189
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $  15.684        --(b)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  17.358        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $  15.410        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  17.358        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $  15.124  $ 12.687
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  17.295  $ 15.124
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               3         3
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $  15.340        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  17.232        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                             134        --
-----------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               19
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
                                          -----------------------
SUB-ACCOUNT                                 2004       2003
-----------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH AND INCOME
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $  14.356  $ 11.411
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  17.204  $ 14.356
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $  15.515        --(b)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  17.121        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $  14.290  $ 11.378
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  17.073  $ 14.290
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $  14.285  $ 11.377
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  17.059  $ 14.285
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $  15.411        --(b)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  16.997        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $  14.464        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  16.997        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $  14.224  $ 11.349
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  16.936  $ 14.224
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $  14.400        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  16.874        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              34        --
-----------------------------------------------------------------

20                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
                                          -----------------------
SUB-ACCOUNT                                 2004       2003
-----------------------------------------------------------------
PUTNAM INTERNATIONAL NEW OPPORTUNITIES
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $  10.723  $  8.900
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  12.039  $ 10.723
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $  10.945        --(b)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  11.981        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $  10.674  $  8.874
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  11.948  $ 10.674
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $  10.670  $  8.874
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  11.938  $ 10.670
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $  10.871        --(b)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  11.895        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $  10.721        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  11.895        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $  10.625  $  8.851
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  11.852  $ 10.625
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $  10.673        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  11.809        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               6        --
-----------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               21
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
                                          -----------------------
SUB-ACCOUNT                                 2004       2003
-----------------------------------------------------------------
PUTNAM INVESTORS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $   8.247  $  7.139
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   9.202  $  8.247
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   8.394        --(b)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   9.158        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   8.209  $  7.118
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   9.132  $  8.209
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $   8.206  $  7.118
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   9.125  $  8.206
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --         1
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   8.338        --(b)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   9.091        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   8.354        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   9.091        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $   8.172  $  7.100
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   9.059  $  8.172
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               6         6
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   8.316        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   9.026        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                             258        --
-----------------------------------------------------------------

22                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
                                          -----------------------
SUB-ACCOUNT                                 2004       2003
-----------------------------------------------------------------
PUTNAM MID CAP VALUE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $  12.827  $ 10.893
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  14.669  $ 12.827
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $  13.280        --(b)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  14.620        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $  12.802  $ 10.890
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  14.595  $ 12.802
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $  12.798  $ 10.889
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  14.583  $ 12.798
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $  13.221        --(b)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  14.547        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $  12.979        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  14.547        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $  12.772  $ 10.887
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  14.511  $ 12.772
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $  12.950        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  14.474        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              23        --
-----------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               23
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
                                          -----------------------
SUB-ACCOUNT                                 2004       2003
-----------------------------------------------------------------
PUTNAM MONEY MARKET FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $   1.687  $  1.693
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   1.682  $  1.687
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              40        32
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   1.674        --(b)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   1.674        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   1.679  $  1.688
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   1.670  $  1.679
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $   1.679  $  1.688
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   1.668  $  1.679
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   1.663        --(b)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   1.662        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   1.674        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   1.662        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $   1.672  $  1.683
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   1.656  $  1.672
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   1.666        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   1.650        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                             170        --
-----------------------------------------------------------------

24                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
                                          -----------------------
SUB-ACCOUNT                                 2004       2003
-----------------------------------------------------------------
PUTNAM NEW OPPORTUNITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $  18.642  $ 16.124
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  20.370  $ 18.642
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $  18.666        --(b)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  20.271        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $  18.556  $ 16.077
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  20.215  $ 18.556
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $  18.550  $ 16.076
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  20.198  $ 18.550
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $  18.540        --(b)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  20.125        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $  18.974        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  20.125        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $  18.471  $ 16.036
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  20.052  $ 18.471
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               1         2
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $  18.889        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  19.979        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                             104        --
-----------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               25
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
                                          -----------------------
SUB-ACCOUNT                                 2004       2003
-----------------------------------------------------------------
PUTNAM NEW VALUE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $  16.114  $ 13.592
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  18.424  $ 16.114
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $  16.964        --(b)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  18.335        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $  16.040  $ 13.552
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  18.284  $ 16.040
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $  16.034  $ 13.552
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  18.269  $ 16.034
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               1        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $  16.850        --(b)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  18.203        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $  16.228        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  18.203        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $  15.966  $ 13.518
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  18.137  $ 15.966
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               2         2
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $  16.155        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  18.071        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              92        --
-----------------------------------------------------------------

26                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
                                          -----------------------
SUB-ACCOUNT                                 2004       2003
-----------------------------------------------------------------
PUTNAM OTC & EMERGING GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $   5.171  $  4.444
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   5.558  $  5.171
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   5.023        --(b)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   5.532        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   5.147  $  4.431
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   5.516  $  5.147
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $   5.145  $  4.431
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   5.512  $  5.145
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   4.989        --(b)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   5.492        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   5.240        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   5.492        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $   5.123  $  4.420
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   5.472  $  5.123
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               1         1
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   5.216        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   5.452        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              31        --
-----------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               27
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
                                          -----------------------
SUB-ACCOUNT                                 2004       2003
-----------------------------------------------------------------
PUTNAM RESEARCH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $  11.583  $ 10.106
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  12.341  $ 11.583
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $  11.418        --(b)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  12.281        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $  11.529  $ 10.076
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  12.247  $ 11.529
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $  11.525  $ 10.076
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  12.237  $ 11.525
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $  11.341        --(b)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  12.192        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $  11.607        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  12.192        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $  11.476  $ 10.051
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  12.148  $ 11.476
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $  11.555        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  12.104        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              51        --
-----------------------------------------------------------------

28                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
                                          -----------------------
SUB-ACCOUNT                                 2004       2003
-----------------------------------------------------------------
PUTNAM SMALL CAP VALUE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $  17.508  $ 13.582
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  21.889  $ 17.508
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $  19.440        --(b)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  21.783        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $  17.427  $ 13.543
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  21.722  $ 17.427
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $  17.421  $ 13.543
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  21.704  $ 17.421
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $  19.309        --(b)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  21.626        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $  18.092        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  21.626        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $  17.347  $ 13.508
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  21.547  $ 17.347
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $  18.011        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  21.469        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              58        --
-----------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               29
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
                                          -----------------------
SUB-ACCOUNT                                 2004       2003
-----------------------------------------------------------------
PUTNAM THE GEORGE PUTNAM FUND OF BOSTON
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $  11.236  $ 10.385
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  12.044  $ 11.236
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $  11.467        --(b)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  11.985        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $  11.184  $ 10.355
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  11.952  $ 11.184
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $  11.181  $ 10.354
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  11.942  $ 11.181
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $  11.390        --(b)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  11.899        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $  11.277        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  11.899        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $  11.133  $ 10.328
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  11.856  $ 11.133
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               1         1
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $  11.226        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  11.813        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              71        --
-----------------------------------------------------------------

30                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
                                          -----------------------
SUB-ACCOUNT                                 2004       2003
-----------------------------------------------------------------
PUTNAM UTILITIES GROWTH AND INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $  18.350  $ 16.685
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  22.102  $ 18.350
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $  20.572        --(b)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  21.995        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $  18.265  $ 16.637
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  21.934  $ 18.265
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $  18.259  $ 16.636
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  21.916  $ 18.259
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $  20.433        --(b)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  21.836        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $  18.534        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  21.836        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $  18.181  $ 16.595
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  21.757  $ 18.181
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $  18.451        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  21.679        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               8        --
-----------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               31
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
                                          -----------------------
SUB-ACCOUNT                                 2004       2003
-----------------------------------------------------------------
PUTNAM VISTA FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $  12.063  $ 10.336
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  14.173  $ 12.063
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $  12.744        --(b)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  14.104        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $  12.007  $ 10.306
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  14.065  $ 12.007
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $  12.003  $ 10.306
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  14.053  $ 12.003
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $  12.658        --(b)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  14.002        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $  12.352        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  14.002        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $  11.952  $ 10.280
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  13.951  $ 11.952
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $  12.296        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  13.901        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              24        --
-----------------------------------------------------------------

32                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
                                          -----------------------
SUB-ACCOUNT                                 2004       2003
-----------------------------------------------------------------
PUTNAM VOYAGER FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $  48.768  $ 42.879
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  50.738  $ 48.768
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $  47.203        --(b)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  50.493        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $  48.543  $ 42.755
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  50.352  $ 48.543
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $  48.526  $ 42.754
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  50.310  $ 48.526
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $  46.885        --(b)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  50.128        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $  49.428        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  50.128        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $  48.320  $ 42.646
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  49.946  $ 48.320
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              --        --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $  49.206        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $  49.766        --
-----------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              72        --
-----------------------------------------------------------------

 (a)  Inception date January 30, 2004.

 (b)  Inception date November 1, 2004.

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
TO THE CONTRACT OWNERS OF HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TEN AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

We have audited the accompanying statements of assets and liabilities of each of the individual sub-accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company Separate Account Ten (the "Account") as of December 31, 2004, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended December 31, 2004. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2004, by correspondence with investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts constituting the Hartford Life Insurance Company Separate Account Ten as of December 31, 2004, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 24, 2005

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

                                            PUTNAM
                                           AMERICAN       PUTNAM
                              PUTNAM      GOVERNMENT     CAPITAL
                           MID CAP VALUE    INCOME     APPRECIATION
                            SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  -----------  ------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........     1,087,327     6,296,576    1,314,744
      Class IB...........       156,275       370,529      194,019
      Other class........       --            --           --
                            ===========   ===========  ===========
    Cost:
      Class IA...........   $13,421,397   $71,292,941  $ 9,641,018
      Class IB...........     1,923,069     4,368,763    1,378,709
      Other class........       --            --           --
                            ===========   ===========  ===========
    Market Value
      Class IA...........   $16,016,329   $73,984,769  $11,477,713
      Class IB...........     2,294,121     4,338,894    1,680,209
      Other class........       --            --           --
  Due from Hartford Life
   Insurance Company.....         9,383       --             4,922
  Receivable from fund
   shares sold...........       --              7,665      --
  Other assets...........       --                 73      --
                            -----------   -----------  -----------
  Total Assets...........    18,319,833    78,331,401   13,162,844
                            -----------   -----------  -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --              7,665      --
  Payable for fund shares
   purchased.............         9,383       --             4,922
  Other liabilities......             3       --                11
                            -----------   -----------  -----------
  Total Liabilities......         9,386         7,665        4,933
                            -----------   -----------  -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $18,310,447   $78,323,736  $13,157,911
                            ===========   ===========  ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                              PUTNAM        PUTNAM                        PUTNAM         PUTNAM
                           DIVERSIFIED   GLOBAL ASSET     PUTNAM        GROWTH AND       GROWTH          PUTNAM          PUTNAM
                              INCOME      ALLOCATION   GLOBAL EQUITY      INCOME      OPPORTUNITIES  HEALTH SCIENCES   HIGH YIELD
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  ------------  -------------  --------------  -------------  ---------------  -------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........    21,056,106    10,998,610    23,619,800       76,312,825     2,852,260       6,072,324      25,951,750
      Class IB...........     1,358,640       161,433       211,916          960,528       448,743         255,596         929,361
      Other class........       --            --            --              --             --             --               --
                           ============  ============  ============   ==============   ===========     ===========    ============
    Cost:
      Class IA...........  $215,738,223  $128,716,910  $286,332,499   $1,192,954,162   $30,113,402     $60,981,703    $286,930,474
      Class IB...........    11,924,065     2,211,544     3,062,455       21,547,300     3,166,883       2,855,045       7,192,923
      Other class........       --            --            --              --             --             --               --
                           ============  ============  ============   ==============   ===========     ===========    ============
    Market Value
      Class IA...........  $195,190,106  $156,400,230  $243,756,341   $1,952,845,185   $13,462,665     $71,653,420    $210,209,178
      Class IB...........    12,458,728     2,300,417     2,170,021       24,435,824     2,095,631       2,998,139       7,481,358
      Other class........       --            --            --              --             --             --               --
  Due from Hartford Life
   Insurance Company.....       --            --            --              --             --              109,100         --
  Receivable from fund
   shares sold...........         3,872        39,138       217,443          878,677        24,302        --                42,672
  Other assets...........            16       --                  8         --             --             --               --
                           ------------  ------------  ------------   --------------   -----------     -----------    ------------
  Total Assets...........   207,652,722   158,739,785   246,143,813    1,978,159,686    15,582,598      74,760,659     217,733,208
                           ------------  ------------  ------------   --------------   -----------     -----------    ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....         3,872        39,138       217,443          878,677        24,302        --                42,672
  Payable for fund shares
   purchased.............       --            --            --              --             --              109,100         --
  Other liabilities......       --                  7       --                   266       --                    3               8
                           ------------  ------------  ------------   --------------   -----------     -----------    ------------
  Total Liabilities......         3,872        39,145       217,443          878,943        24,302         109,103          42,680
                           ------------  ------------  ------------   --------------   -----------     -----------    ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $207,648,850  $158,700,640  $245,926,370   $1,977,280,743   $15,558,296     $74,651,556    $217,690,528
                           ============  ============  ============   ==============   ===========     ===========    ============

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                             PUTNAM
                                          INTERNATIONAL     PUTNAM
                              PUTNAM       GROWTH AND    INTERNATIONAL
                              INCOME         INCOME         EQUITY
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........    25,553,447      6,875,269      9,644,224
      Class IB...........     1,430,404        336,142        851,335
      Other class........       --             --             --
                           ============    ===========   ============
    Cost:
      Class IA...........  $291,751,937    $77,014,325   $119,374,151
      Class IB...........    18,132,847      3,775,658     11,064,480
      Other class........       --             --             --
                           ============    ===========   ============
    Market Value
      Class IA...........  $331,172,675    $93,297,401   $142,734,514
      Class IB...........    18,423,600      4,541,275     12,523,142
      Other class........       --             --             --
  Due from Hartford Life
   Insurance Company.....       --             --             --
  Receivable from fund
   shares sold...........       102,099        116,228        228,533
  Other assets...........       --             --                  52
                           ------------    -----------   ------------
  Total Assets...........   349,698,374     97,954,904    155,486,241
                           ------------    -----------   ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       102,099        116,228        228,533
  Payable for fund shares
   purchased.............       --             --             --
  Other liabilities......           192             34        --
                           ------------    -----------   ------------
  Total Liabilities......       102,291        116,262        228,533
                           ------------    -----------   ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $349,596,083    $97,838,642   $155,257,708
                           ============    ===========   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                                PUTNAM                                                                                PUTNAM
                             INTERNATIONAL        PUTNAM          PUTNAM           PUTNAM            PUTNAM       OTC & EMERGING
                           NEW OPPORTUNITIES    INVESTORS      MONEY MARKET   NEW OPPORTUNITIES    NEW VALUE          GROWTH
                              SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  --------------  --------------  -----------------  --------------  -----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       2,993,272        15,598,416     127,077,553       23,226,700         9,844,073        4,342,555
      Class IB...........          63,373         1,199,647       3,639,528          588,832           671,649          198,870
      Other class........        --                --              --               --                --               --
                              ===========      ============    ============     ============      ============      ===========
    Cost:
      Class IA...........     $31,201,168      $170,643,918    $127,077,553     $327,277,463      $113,827,294      $63,392,495
      Class IB...........         861,230        11,416,716       3,639,528       13,131,220         9,171,083        2,098,700
      Other class........        --                --              --               --                --               --
                              ===========      ============    ============     ============      ============      ===========
    Market Value
      Class IA...........     $37,505,694      $156,608,098    $127,077,553     $396,015,230      $161,738,125      $26,315,883
      Class IB...........         790,263        11,984,473       3,639,528        9,892,382        10,968,025        1,189,245
      Other class........        --                --              --               --                --               --
  Due from Hartford Life
   Insurance Company.....             652          --              --               --                  28,001         --
  Receivable from fund
   shares sold...........        --                  82,728         267,661          337,428          --                 64,487
  Other assets...........               8          --                 1,248         --                --                     20
                              -----------      ------------    ------------     ------------      ------------      -----------
  Total Assets...........      38,296,617       168,675,299     130,985,990      406,245,040       172,734,151       27,569,635
                              -----------      ------------    ------------     ------------      ------------      -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --                  82,728         267,661          337,428          --                 64,487
  Payable for fund shares
   purchased.............             652          --              --               --                  28,001         --
  Other liabilities......        --                      53        --                    109                46         --
                              -----------      ------------    ------------     ------------      ------------      -----------
  Total Liabilities......             652            82,781         267,661          337,537            28,047           64,487
                              -----------      ------------    ------------     ------------      ------------      -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $38,295,965      $168,592,518    $130,718,329     $405,907,503      $172,706,104      $27,505,148
                              ===========      ============    ============     ============      ============      ===========


                              PUTNAM
                             RESEARCH
                            SUB-ACCOUNT
                           -------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........     3,769,297
      Class IB...........       436,831
      Other class........       --
                            ===========
    Cost:
      Class IA...........   $47,629,275
      Class IB...........     4,688,051
      Other class........       --
                            ===========
    Market Value
      Class IA...........   $43,120,759
      Class IB...........     4,971,142
      Other class........       --
  Due from Hartford Life
   Insurance Company.....       --
  Receivable from fund
   shares sold...........        10,144
  Other assets...........             8
                            -----------
  Total Assets...........    48,102,053
                            -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        10,144
  Payable for fund shares
   purchased.............       --
  Other liabilities......       --
                            -----------
  Total Liabilities......        10,144
                            -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $48,091,909
                            ===========

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                               PUTNAM
                               PUTNAM        THE GEORGE         PUTNAM
                             SMALL CAP      PUTNAM FUND    UTILITIES GROWTH     PUTNAM
                               VALUE         OF BOSTON        AND INCOME         VISTA
                            SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  --------------  ----------------  -------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      6,698,759      13,740,654       12,697,204       8,874,191
      Class IB...........        289,336         715,496          155,622         349,420
      Other class........       --              --               --               --
                            ============    ============     ============    ============
    Cost:
      Class IA...........   $ 89,162,624    $141,621,574     $138,791,690    $106,423,244
      Class IB...........      4,557,269       7,381,012        2,158,904       5,611,505
      Other class........       --              --               --               --
                            ============    ============     ============    ============
    Market Value
      Class IA...........   $153,736,532    $159,528,996     $172,555,008    $111,637,321
      Class IB...........      6,593,974       8,263,975        2,107,124       4,343,298
      Other class........       --              --               --               --
  Due from Hartford Life
   Insurance Company.....         56,039          12,439         --               --
  Receivable from fund
   shares sold...........       --              --                 73,998          46,105
  Other assets...........       --                    54         --                    43
                            ------------    ------------     ------------    ------------
  Total Assets...........    160,386,545     167,805,464      174,736,130     116,026,767
                            ------------    ------------     ------------    ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --              --                 73,998          46,105
  Payable for fund shares
   purchased.............         56,039          12,439         --               --
  Other liabilities......             36        --                     16         --
                            ------------    ------------     ------------    ------------
  Total Liabilities......         56,075          12,439           74,014          46,105
                            ------------    ------------     ------------    ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $160,330,470    $167,793,025     $174,662,116    $115,980,662
                            ============    ============     ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                                            PUTNAM        PUTNAM                     SALOMON BROTHERS   SALOMON BROTHERS
                              PUTNAM       DISCOVERY      CAPITAL        PUTNAM        VARIABLE ALL    VARIABLE HIGH YIELD
                              VOYAGER       GROWTH     OPPORTUNITIES  EQUITY INCOME      CAP FUND           BOND FUND
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT
                           -------------  -----------  -------------  -------------  ----------------  -------------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........    34,854,617    1,512,204       369,205       1,964,184        --                --
      Class IB...........       664,111      218,430        49,961         270,357        --                --
      Other class........       --            --           --              --               67,968            12,248
                           ============   ==========    ==========     ===========      ==========          ========
    Cost:
      Class IA...........  $656,960,592   $6,278,001    $4,769,072     $22,761,976        --                --
      Class IB...........    21,169,069      910,116       630,826       3,090,512        --                --
      Other class........       --            --           --              --           $1,063,052          $112,461
                           ============   ==========    ==========     ===========      ==========          ========
    Market Value
      Class IA...........  $953,970,876   $7,591,264    $5,331,314     $26,595,058        --                --
      Class IB...........    18,063,826    1,085,598       719,438       3,647,111        --                --
      Other class........       --            --           --              --           $1,143,904          $121,010
  Due from Hartford Life
   Insurance Company.....       --            --            67,401          48,414        --                --
  Receivable from fund
   shares sold...........       392,690        4,998       --              --                   44                 5
  Other assets...........       --            --           --              --                    4          --
                           ------------   ----------    ----------     -----------      ----------          --------
  Total Assets...........   972,427,392    8,681,860     6,118,153      30,290,583       1,143,952           121,015
                           ------------   ----------    ----------     -----------      ----------          --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       392,690        4,998       --              --                   44                 5
  Payable for fund shares
   purchased.............       --            --            67,401          48,414        --                --
  Other liabilities......            68           10       --              --             --                --
                           ------------   ----------    ----------     -----------      ----------          --------
  Total Liabilities......       392,758        5,008        67,401          48,414              44                 5
                           ------------   ----------    ----------     -----------      ----------          --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $972,034,634   $8,676,852    $6,050,752     $30,242,169      $1,143,908          $121,010
                           ============   ==========    ==========     ===========      ==========          ========

                            SALOMON BROTHERS   SALOMON BROTHERS
                           VARIABLE INVESTORS   VARIABLE TOTAL
                                  FUND           RETURN FUND
                              SUB-ACCOUNT        SUB-ACCOUNT
                           ------------------  ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --                 --
      Class IB...........       --                 --
      Other class........         39,884             8,572
                                ========           =======
    Cost:
      Class IA...........       --                 --
      Class IB...........       --                 --
      Other class........       $548,701           $88,610
                                ========           =======
    Market Value
      Class IA...........       --                 --
      Class IB...........       --                 --
      Other class........       $550,796           $96,608
  Due from Hartford Life
   Insurance Company.....       --                 --
  Receivable from fund
   shares sold...........             21                 4
  Other assets...........              1           --
                                --------           -------
  Total Assets...........        550,818            96,612
                                --------           -------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....             21                 4
  Payable for fund shares
   purchased.............       --                 --
  Other liabilities......       --                 --
                                --------           -------
  Total Liabilities......             21                 4
                                --------           -------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........       $550,797           $96,608
                                ========           =======

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                                   UNITS
                                   FEES          OWNED BY           UNIT          CONTRACT
                                 (NOTE 3)      PARTICIPANTS       PRICE #        LIABILITY
                                -----------  -----------------  ------------  ----------------
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
Putnam Mid Cap Value --
 Class IA.....................       0.95%             1,448     $$14.727688   $      $21,323
Putnam Mid Cap Value --
 Class IA.....................       1.40%         1,074,359      14.617626        15,704,588
Putnam Mid Cap Value --
 Class IA.....................       0.02%             7,514      14.581129           109,567
Putnam Mid Cap Value --
 Class IA.....................       1.60%             8,964      14.568966           130,596
Putnam Mid Cap Value --
 Class IA.....................       1.75%             2,623      14.532579            38,113
Putnam Mid Cap Value --
 Class IA.....................       1.90%               508      14.496295             7,364
Putnam Mid Cap Value --
 Class IB.....................       1.35%             1,810      14.571129            26,367
Putnam Mid Cap Value --
 Class IB.....................       1.40%             2,029      14.558984            29,534
Putnam Mid Cap Value --
 Class IB.....................       1.50%            12,593      14.534734           183,033
Putnam Mid Cap Value --
 Class IB.....................       1.55%             1,194      14.522629            17,343
Putnam Mid Cap Value --
 Class IB.....................       1.65%             9,752      14.498448           141,389
Putnam Mid Cap Value --
 Class IB.....................       1.70%            49,983      14.486369           724,066
Putnam Mid Cap Value --
 Class IB.....................       1.75%            22,642      14.474276           327,729
Putnam Mid Cap Value --
 Class IB.....................       1.85%            22,665      14.450179           327,509
Putnam Mid Cap Value --
 Class IB.....................       1.90%               391      14.438148             5,643
Putnam Mid Cap Value --
 Class IB.....................       1.95%               630      14.426122             9,082
Putnam Mid Cap Value --
 Class IB.....................       2.00%             9,616      14.414100           138,613
Putnam Mid Cap Value --
 Class IB.....................       2.05%            14,106      14.402102           203,156
Putnam Mid Cap Value --
 Class IB.....................       2.15%             4,579      14.378096            65,844
Putnam Mid Cap Value --
 Class IB.....................       2.20%             1,500      14.366123            21,545
Putnam Mid Cap Value --
 Class IB.....................       2.30%               246      14.342202             3,532
Putnam Mid Cap Value --
 Class IB.....................       2.35%             4,038      14.330245            57,868
Putnam Mid Cap Value --
 Class IB.....................       2.45%               829      14.311135            11,864
Putnam American Government
 Income -- Class IA...........       0.95%            60,943      13.053452           795,514
Putnam American Government
 Income -- Class IA...........       1.10%               441      12.957583             5,717
Putnam American Government
 Income -- Class IA...........       1.40%         5,599,447      12.767954        71,493,515
Putnam American Government
 Income -- Class IA...........       1.45%             1,870      12.809819            23,952
Putnam American Government
 Income -- Class IA...........       1.55%            59,356      12.674167           752,288
Putnam American Government
 Income -- Class IA...........       1.60%            35,347      12.668218           447,782
Putnam American Government
 Income -- Class IA...........       1.75%            26,585      12.575187           334,309
Putnam American Government
 Income -- Class IA...........       1.90%             1,902      12.529618            23,827
Putnam American Government
 Income -- Class IA...........       1.95%               285      12.514475             3,572
Putnam American Government
 Income -- Class IB...........       0.95%                43      12.756461               542
Putnam American Government
 Income -- Class IB...........       1.35%             5,492      12.638322            69,408
Putnam American Government
 Income -- Class IB...........       1.40%            31,186      12.451495           388,306
Putnam American Government
 Income -- Class IB...........       1.40%            40,696      12.618330           513,513
Putnam American Government
 Income -- Class IB...........       1.45%                35      12.603090               438
Putnam American Government
 Income -- Class IB...........       1.50%            21,462      12.579911           269,991
Putnam American Government
 Income -- Class IB...........       1.55%             1,343      12.362263            16,608
Putnam American Government
 Income -- Class IB...........       1.55%             2,267      12.572631            28,506
Putnam American Government
 Income -- Class IB...........       1.65%            28,750      12.346697           354,971
Putnam American Government
 Income -- Class IB...........       1.70%            25,855      11.706204           302,666
Putnam American Government
 Income -- Class IB...........       1.70%            30,530      12.336392           376,628
Putnam American Government
 Income -- Class IB...........       1.75%               761      12.265724             9,331
Putnam American Government
 Income -- Class IB...........       1.75%           105,502      12.511935         1,320,033
Putnam American Government
 Income -- Class IB...........       1.80%             4,641      12.257785            56,891

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                                   UNITS
                                   FEES          OWNED BY           UNIT          CONTRACT
                                 (NOTE 3)      PARTICIPANTS       PRICE #        LIABILITY
                                -----------  -----------------  ------------  ----------------
Putnam American Government
 Income -- Class IB...........       1.85%            13,315     $12.250294    $      163,110
Putnam American Government
 Income -- Class IB...........       1.90%             3,731      12.466609            46,514
Putnam American Government
 Income -- Class IB...........       1.95%             2,843      12.451539            35,397
Putnam American Government
 Income -- Class IB...........       2.00%             3,169      12.162066            38,540
Putnam American Government
 Income -- Class IB...........       2.05%            10,805      11.541705           124,703
Putnam American Government
 Income -- Class IB...........       2.10%             2,656      12.406433            32,947
Putnam American Government
 Income -- Class IB...........       2.15%            11,785      12.118004           142,814
Putnam Capital Appreciation --
 Class IA.....................       0.95%             7,158       8.851955            63,361
Putnam Capital Appreciation --
 Class IA.....................       1.40%         1,260,084       8.687510        10,947,013
Putnam Capital Appreciation --
 Class IA.....................       1.55%            17,371       8.633395           149,973
Putnam Capital Appreciation --
 Class IA.....................       1.60%            18,062       8.619625           155,688
Putnam Capital Appreciation --
 Class IA.....................       1.75%            13,672       8.565922           117,110
Putnam Capital Appreciation --
 Class IB.....................       0.95%                18       8.673621               155
Putnam Capital Appreciation --
 Class IB.....................       1.35%             6,998       8.593329            60,140
Putnam Capital Appreciation --
 Class IB.....................       1.40%            25,471       8.599878           219,046
Putnam Capital Appreciation --
 Class IB.....................       1.50%             7,582       8.564152            64,932
Putnam Capital Appreciation --
 Class IB.....................       1.55%             2,268       8.546304            19,380
Putnam Capital Appreciation --
 Class IB.....................       1.65%            10,401       8.510753            88,521
Putnam Capital Appreciation --
 Class IB.....................       1.70%            44,466       8.493061           377,648
Putnam Capital Appreciation --
 Class IB.....................       1.75%            28,219       8.479505           239,281
Putnam Capital Appreciation --
 Class IB.....................       1.85%            26,594       8.440140           224,458
Putnam Capital Appreciation --
 Class IB.....................       1.90%             1,430       8.426682            12,047
Putnam Capital Appreciation --
 Class IB.....................       2.00%            25,063       8.391613           210,317
Putnam Capital Appreciation --
 Class IB.....................       2.05%             2,910       8.374159            24,369
Putnam Capital Appreciation --
 Class IB.....................       2.10%             3,023       8.408034            25,417
Putnam Capital Appreciation --
 Class IB.....................       2.15%             6,718       8.361227            56,171
Putnam Capital Appreciation --
 Class IB.....................       2.20%             1,996       8.368984            16,702
Putnam Capital Appreciation --
 Class IB.....................       2.30%             4,386       8.326800            36,521
Putnam Capital Appreciation --
 Class IB.....................       2.45%               615       8.299424             5,102
Putnam Diversified Income --
 Class IA.....................       0.40%                60      19.400938             1,164
Putnam Diversified Income --
 Class IA.....................       0.95%            15,007      14.213367           213,307
Putnam Diversified Income --
 Class IA.....................       1.10%             2,518      14.102651            35,513
Putnam Diversified Income --
 Class IA.....................       1.40%        11,242,137      16.994683       191,056,577
Putnam Diversified Income --
 Class IA.....................       1.55%           150,770      16.850981         2,540,630
Putnam Diversified Income --
 Class IA.....................       1.60%            27,189      16.861993           458,456
Putnam Diversified Income --
 Class IA.....................       1.75%            23,056      16.719402           385,485
Putnam Diversified Income --
 Class IA.....................       1.90%             1,419      16.658870            23,633
Putnam Diversified Income --
 Class IA.....................       1.95%             1,379      16.638741            22,937
Putnam Diversified Income --
 Class IA.....................       2.10%             2,036      16.578500            33,755
Putnam Diversified Income --
 Class IB.....................       0.95%                80      16.921696             1,347
Putnam Diversified Income --
 Class IB.....................       1.30%               416      16.779100             6,973
Putnam Diversified Income --
 Class IB.....................       1.35%            35,601      16.765090           596,858
Putnam Diversified Income --
 Class IB.....................       1.40%            37,846      16.738554           633,494
Putnam Diversified Income --
 Class IB.....................       1.40%            50,143      13.294524           666,627
Putnam Diversified Income --
 Class IB.....................       1.50%            47,964      12.652722           606,878
Putnam Diversified Income --
 Class IB.....................       1.55%            10,362      16.677958           172,823
Putnam Diversified Income --
 Class IB.....................       1.60%             1,632      16.657818            27,191
Putnam Diversified Income --
 Class IB.....................       1.65%             1,266      12.553528            15,894

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                                   UNITS
                                   FEES          OWNED BY           UNIT          CONTRACT
                                 (NOTE 3)      PARTICIPANTS       PRICE #        LIABILITY
                                -----------  -----------------  ------------  ----------------
Putnam Diversified Income --
 Class IB.....................       1.65%            31,345     $13.157133    $      412,409
Putnam Diversified Income --
 Class IB.....................       1.70%            19,593      13.438396           263,296
Putnam Diversified Income --
 Class IB.....................       1.70%           232,090      13.146159         3,051,096
Putnam Diversified Income --
 Class IB.....................       1.75%           177,859      16.597511         2,952,013
Putnam Diversified Income --
 Class IB.....................       1.80%             1,001      13.062352            13,069
Putnam Diversified Income --
 Class IB.....................       1.85%             4,046      13.353876            54,027
Putnam Diversified Income --
 Class IB.....................       1.85%            75,655      13.054408           987,636
Putnam Diversified Income --
 Class IB.....................       1.90%            11,517      16.537414           190,461
Putnam Diversified Income --
 Class IB.....................       1.95%             2,744      16.517433            45,317
Putnam Diversified Income --
 Class IB.....................       2.00%               818      13.305527            10,886
Putnam Diversified Income --
 Class IB.....................       2.00%            72,692      12.960375           942,112
Putnam Diversified Income --
 Class IB.....................       2.05%            12,582      13.249627           166,705
Putnam Diversified Income --
 Class IB.....................       2.10%             3,668      16.457622            60,360
Putnam Diversified Income --
 Class IB.....................       2.15%            19,610      12.913453           253,230
Putnam Diversified Income --
 Class IB.....................       2.20%             1,630      12.897832            21,020
Putnam Diversified Income --
 Class IB.....................       2.20%             1,914      13.241357            25,343
Putnam Diversified Income --
 Class IB.....................       2.30%            10,666      12.861880           137,179
Putnam Diversified Income --
 Class IB.....................       2.45%               263      13.131361             3,457
Putnam Diversified Income --
 Class IB.....................       2.45%             1,502      13.131361            19,719
Putnam Global Asset Allocation
 -- Class IA..................       0.40%                69      21.787743             1,494
Putnam Global Asset Allocation
 -- Class IA..................       0.95%             2,337      10.731454            25,081
Putnam Global Asset Allocation
 -- Class IA..................       1.10%               134      10.647824             1,430
Putnam Global Asset Allocation
 -- Class IA..................       1.40%         4,887,676      31.681513       154,848,839
Putnam Global Asset Allocation
 -- Class IA..................       1.55%            14,235      31.413588           447,187
Putnam Global Asset Allocation
 -- Class IA..................       1.60%             1,920      31.433987            60,357
Putnam Global Asset Allocation
 -- Class IA..................       1.75%             6,142      31.168155           191,431
Putnam Global Asset Allocation
 -- Class IA..................       1.90%               343      31.055254            10,659
Putnam Global Asset Allocation
 -- Class IA..................       1.95%               649      31.017736            20,123
Putnam Global Asset Allocation
 -- Class IB..................       0.95%                15      31.669672               474
Putnam Global Asset Allocation
 -- Class IB..................       1.35%             3,888      31.376534           121,984
Putnam Global Asset Allocation
 -- Class IB..................       1.40%             5,110      31.326882           160,094
Putnam Global Asset Allocation
 -- Class IB..................       1.40%            37,482       9.742213           365,160
Putnam Global Asset Allocation
 -- Class IB..................       1.50%             1,874      10.535340            19,743
Putnam Global Asset Allocation
 -- Class IB..................       1.55%               690      31.213451            21,538
Putnam Global Asset Allocation
 -- Class IB..................       1.65%            25,577       9.517274           243,426
Putnam Global Asset Allocation
 -- Class IB..................       1.70%             3,378       9.939121            33,579
Putnam Global Asset Allocation
 -- Class IB..................       1.70%            37,603       9.509330           357,581
Putnam Global Asset Allocation
 -- Class IB..................       1.75%            15,774      31.062841           489,985
Putnam Global Asset Allocation
 -- Class IB..................       1.85%            10,916       9.442923           103,079
Putnam Global Asset Allocation
 -- Class IB..................       1.90%               890      30.950353            27,541
Putnam Global Asset Allocation
 -- Class IB..................       1.95%               447      30.912943            13,821
Putnam Global Asset Allocation
 -- Class IB..................       2.00%            11,010       9.374887           103,220
Putnam Global Asset Allocation
 -- Class IB..................       2.05%             9,572       9.799376            93,800
Putnam Global Asset Allocation
 -- Class IB..................       2.10%               411      30.800997            12,673
Putnam Global Asset Allocation
 -- Class IB..................       2.15%             3,596       9.340945            33,591
Putnam Global Asset Allocation
 -- Class IB..................       2.20%               106       9.793286             1,042
Putnam Global Asset Allocation
 -- Class IB..................       2.45%             1,762       9.711899            17,117
Putnam Global Equity --
 Class IA.....................       0.40%               512      18.552754             9,492

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                                   UNITS
                                   FEES          OWNED BY           UNIT          CONTRACT
                                 (NOTE 3)      PARTICIPANTS       PRICE #        LIABILITY
                                -----------  -----------------  ------------  ----------------
Putnam Global Equity --
 Class IA.....................       1.40%        11,160,920     $21.511967    $  240,093,352
Putnam Global Equity --
 Class IA.....................       1.55%            87,211      21.329871         1,860,198
Putnam Global Equity --
 Class IA.....................       1.60%            20,038      21.343832           427,677
Putnam Global Equity --
 Class IA.....................       1.75%            10,755      21.163177           227,606
Putnam Global Equity --
 Class IA.....................       1.90%               413      21.086546             8,704
Putnam Global Equity --
 Class IB.....................       0.95%                12      21.472286               261
Putnam Global Equity --
 Class IB.....................       1.30%               278      21.291298             5,923
Putnam Global Equity --
 Class IB.....................       1.35%             4,563      21.273536            97,073
Putnam Global Equity --
 Class IB.....................       1.40%             5,901      21.239881           125,334
Putnam Global Equity --
 Class IB.....................       1.40%           116,472       5.256293           612,212
Putnam Global Equity --
 Class IB.....................       1.50%            29,004       8.820752           255,836
Putnam Global Equity --
 Class IB.....................       1.55%               222      21.162975             4,700
Putnam Global Equity --
 Class IB.....................       1.65%            25,425       4.909154           124,813
Putnam Global Equity --
 Class IB.....................       1.70%             3,306       6.607348            21,842
Putnam Global Equity --
 Class IB.....................       1.70%            50,764       4.905061           249,003
Putnam Global Equity --
 Class IB.....................       1.75%            11,963      21.060873           251,950
Putnam Global Equity --
 Class IB.....................       1.80%               371       4.873732             1,809
Putnam Global Equity --
 Class IB.....................       1.85%            20,608       4.870772           100,378
Putnam Global Equity --
 Class IB.....................       1.90%               840      20.984600            17,625
Putnam Global Equity --
 Class IB.....................       1.95%               265      20.959245             5,551
Putnam Global Equity --
 Class IB.....................       2.00%            32,258       4.835655           155,991
Putnam Global Equity --
 Class IB.....................       2.05%             6,819       6.514404            44,422
Putnam Global Equity --
 Class IB.....................       2.15%            15,193       4.818126            73,202
Putnam Global Equity --
 Class IB.....................       2.30%             3,286       4.798889            15,767
Putnam Global Equity --
 Class IB.....................       2.35%               979       6.464890             6,326
Putnam Growth and Income --
 Class IA.....................       0.40%               789      27.986340            22,077
Putnam Growth and Income --
 Class IA.....................       0.95%            34,919      11.519270           402,238
Putnam Growth and Income --
 Class IA.....................       1.10%             2,083      11.429527            23,803
Putnam Growth and Income --
 Class IA.....................       1.40%        38,625,361      49.863022     1,925,977,348
Putnam Growth and Income --
 Class IA.....................       1.55%           303,290      49.441227        14,995,025
Putnam Growth and Income --
 Class IA.....................       1.60%            38,584      49.473439         1,908,859
Putnam Growth and Income --
 Class IA.....................       1.75%            54,486      49.054935         2,672,783
Putnam Growth and Income --
 Class IA.....................       1.90%             4,521      48.877305           220,998
Putnam Growth and Income --
 Class IA.....................       1.95%             2,694      48.818227           131,537
Putnam Growth and Income --
 Class IA.....................       2.10%             1,050      48.641466            51,090
Putnam Growth and Income --
 Class IA.....................       2.25%             1,850      48.568373            89,827
Putnam Growth and Income --
 Class IB.....................       0.95%                25      49.717491             1,230
Putnam Growth and Income --
 Class IB.....................       1.30%                75      49.298438             3,693
Putnam Growth and Income --
 Class IB.....................       1.35%            17,419      49.257292           858,017
Putnam Growth and Income --
 Class IB.....................       1.40%            33,091      49.179357         1,627,414
Putnam Growth and Income --
 Class IB.....................       1.40%           213,102      11.865000         2,528,451
Putnam Growth and Income --
 Class IB.....................       1.50%           358,170      11.218918         4,018,283
Putnam Growth and Income --
 Class IB.....................       1.55%             4,476      49.001262           219,328
Putnam Growth and Income --
 Class IB.....................       1.55%            22,054      11.779954           259,799
Putnam Growth and Income --
 Class IB.....................       1.60%               286      48.942061            13,981
Putnam Growth and Income --
 Class IB.....................       1.65%               507      11.130921             5,640
Putnam Growth and Income --
 Class IB.....................       1.65%           145,839      12.014065         1,752,121
Putnam Growth and Income --
 Class IB.....................       1.70%           132,303      10.689336         1,414,228

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                                   UNITS
                                   FEES          OWNED BY           UNIT          CONTRACT
                                 (NOTE 3)      PARTICIPANTS       PRICE #        LIABILITY
                                -----------  -----------------  ------------  ----------------
Putnam Growth and Income --
 Class IB.....................       1.70%           214,164     $12.004036    $    2,570,833
Putnam Growth and Income --
 Class IB.....................       1.75%             1,436      11.687909            16,785
Putnam Growth and Income --
 Class IB.....................       1.75%            83,730      48.764816         4,083,071
Putnam Growth and Income --
 Class IB.....................       1.80%             5,510      11.927515            65,725
Putnam Growth and Income --
 Class IB.....................       1.85%             2,483      10.622043            26,374
Putnam Growth and Income --
 Class IB.....................       1.85%            99,760      11.920195         1,189,164
Putnam Growth and Income --
 Class IB.....................       1.90%             8,522      48.588243           414,050
Putnam Growth and Income --
 Class IB.....................       1.95%             3,487      48.529521           169,234
Putnam Growth and Income --
 Class IB.....................       2.00%             2,102      10.583586            22,247
Putnam Growth and Income --
 Class IB.....................       2.00%            98,104      11.834339         1,160,994
Putnam Growth and Income --
 Class IB.....................       2.05%            47,904      10.539029           504,856
Putnam Growth and Income --
 Class IB.....................       2.10%             6,468      48.353787           312,751
Putnam Growth and Income --
 Class IB.....................       2.15%            52,215      11.791473           615,695
Putnam Growth and Income --
 Class IB.....................       2.20%             3,894      11.777240            45,858
Putnam Growth and Income --
 Class IB.....................       2.20%             5,341      10.532531            56,250
Putnam Growth and Income --
 Class IB.....................       2.30%            14,292      11.744399           167,852
Putnam Growth and Income --
 Class IB.....................       2.35%             6,963      10.458943            72,830
Putnam Growth and Income --
 Class IB.....................       2.45%               279      10.444992             2,909
Putnam Growth and Income --
 Class IB.....................       2.45%             8,051      10.444992            84,088
Putnam Growth and Income --
 Class IB.....................       2.50%            13,271      10.439750           138,551
Putnam Growth Opportunities --
 Class IA.....................       0.95%             1,027       4.510283             4,633
Putnam Growth Opportunities --
 Class IA.....................       1.40%         2,930,787       4.411496        12,929,165
Putnam Growth Opportunities --
 Class IA.....................       1.55%            48,383       4.379056           211,871
Putnam Growth Opportunities --
 Class IA.....................       1.60%            55,556       4.376993           243,168
Putnam Growth Opportunities --
 Class IA.....................       1.75%            13,516       4.344809            58,723
Putnam Growth Opportunities --
 Class IA.....................       1.90%             3,490       4.329083            15,108
Putnam Growth Opportunities --
 Class IB.....................       0.95%                45       4.399449               196
Putnam Growth Opportunities --
 Class IB.....................       1.35%            11,229       4.358718            48,943
Putnam Growth Opportunities --
 Class IB.....................       1.40%            10,783       4.351816            46,926
Putnam Growth Opportunities --
 Class IB.....................       1.40%           138,767       4.103763           569,468
Putnam Growth Opportunities --
 Class IB.....................       1.50%            65,620       4.337680           284,637
Putnam Growth Opportunities --
 Class IB.....................       1.55%               106       4.074343               432
Putnam Growth Opportunities --
 Class IB.....................       1.55%               925       4.336063             4,011
Putnam Growth Opportunities --
 Class IB.....................       1.65%            35,217       3.906288           137,566
Putnam Growth Opportunities --
 Class IB.....................       1.70%            40,442       3.903032           157,845
Putnam Growth Opportunities --
 Class IB.....................       1.70%            71,551       4.458657           319,023
Putnam Growth Opportunities --
 Class IB.....................       1.75%             2,123       4.042482             8,584
Putnam Growth Opportunities --
 Class IB.....................       1.75%            26,574       4.315144           114,672
Putnam Growth Opportunities --
 Class IB.....................       1.85%            10,533       3.875765            40,823
Putnam Growth Opportunities --
 Class IB.....................       1.90%             9,723       4.299516            41,802
Putnam Growth Opportunities --
 Class IB.....................       1.95%             4,963       4.294328            21,311
Putnam Growth Opportunities --
 Class IB.....................       2.00%            57,263       3.847794           220,335
Putnam Growth Opportunities --
 Class IB.....................       2.05%             3,682       4.395925            16,186
Putnam Growth Opportunities --
 Class IB.....................       2.15%            13,707       3.833869            52,550
Putnam Growth Opportunities --
 Class IB.....................       2.20%               223       4.393220               981
Putnam Growth Opportunities --
 Class IB.....................       2.30%             2,108       3.818537             8,048
Putnam Growth Opportunities --
 Class IB.....................       2.45%               296       4.356688             1,289
Putnam Health Sciences --
 Class IA.....................       0.95%             8,092      11.755249            95,122

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                                   UNITS
                                   FEES          OWNED BY           UNIT          CONTRACT
                                 (NOTE 3)      PARTICIPANTS       PRICE #        LIABILITY
                                -----------  -----------------  ------------  ----------------
Putnam Health Sciences --
 Class IA.....................       1.10%               128     $11.663681    $        1,495
Putnam Health Sciences --
 Class IA.....................       1.40%         6,381,863      10.912956        69,644,989
Putnam Health Sciences --
 Class IA.....................       1.55%           106,135      10.820627         1,148,445
Putnam Health Sciences --
 Class IA.....................       1.60%            28,196      10.827672           305,296
Putnam Health Sciences --
 Class IA.....................       1.75%            32,620      10.736091           350,211
Putnam Health Sciences --
 Class IA.....................       1.90%             1,897      10.697191            20,289
Putnam Health Sciences --
 Class IA.....................       1.95%               655      10.684252             6,995
Putnam Health Sciences --
 Class IA.....................       2.10%             3,309      10.645558            35,226
Putnam Health Sciences --
 Class IB.....................       1.35%             4,470      10.787194            48,224
Putnam Health Sciences --
 Class IB.....................       1.40%            18,067      10.770126           194,583
Putnam Health Sciences --
 Class IB.....................       1.40%            52,190       9.334654           487,176
Putnam Health Sciences --
 Class IB.....................       1.50%            63,675      10.664700           679,079
Putnam Health Sciences --
 Class IB.....................       1.55%             1,428       9.267703            13,234
Putnam Health Sciences --
 Class IB.....................       1.55%             2,378      10.731122            25,522
Putnam Health Sciences --
 Class IB.....................       1.65%            39,541       8.528085           337,209
Putnam Health Sciences --
 Class IB.....................       1.70%            10,845       7.781863            84,398
Putnam Health Sciences --
 Class IB.....................       1.70%            21,407       8.520967           182,407
Putnam Health Sciences --
 Class IB.....................       1.75%            35,401      10.679322           378,061
Putnam Health Sciences --
 Class IB.....................       1.80%             2,046       8.466630            17,325
Putnam Health Sciences --
 Class IB.....................       1.85%               675       8.461464             5,712
Putnam Health Sciences --
 Class IB.....................       1.90%             4,257      10.640632            45,301
Putnam Health Sciences --
 Class IB.....................       1.95%             5,687      10.627771            60,438
Putnam Health Sciences --
 Class IB.....................       2.00%            28,271       8.400502           237,489
Putnam Health Sciences --
 Class IB.....................       2.05%             2,914       7.672458            22,360
Putnam Health Sciences --
 Class IB.....................       2.10%               684      10.589267             7,248
Putnam Health Sciences --
 Class IB.....................       2.15%            11,089       8.370037            92,815
Putnam Health Sciences --
 Class IB.....................       2.30%             8,986       8.336625            74,916
Putnam Health Sciences --
 Class IB.....................       2.45%               611       7.603954             4,644
Putnam High Yield --
 Class IA.....................       0.40%                66      19.380895             1,273
Putnam High Yield --
 Class IA.....................       0.95%             7,418      13.148482            97,539
Putnam High Yield --
 Class IA.....................       1.10%            17,744      13.046083           231,490
Putnam High Yield --
 Class IA.....................       1.40%         6,645,231      30.793809       204,631,967
Putnam High Yield --
 Class IA.....................       1.55%            80,553      30.533483         2,459,552
Putnam High Yield --
 Class IA.....................       1.60%            50,389      30.553325         1,539,543
Putnam High Yield --
 Class IA.....................       1.75%            18,223      30.295070           552,068
Putnam High Yield --
 Class IA.....................       1.90%               990      30.185384            29,879
Putnam High Yield --
 Class IA.....................       1.95%               373      30.148919            11,252
Putnam High Yield --
 Class IA.....................       2.10%               726      30.039782            21,809
Putnam High Yield --
 Class IB.....................       0.95%                 5      30.690382               141
Putnam High Yield --
 Class IB.....................       1.35%             4,620      30.406385           140,475
Putnam High Yield --
 Class IB.....................       1.40%            19,000      12.171061           231,254
Putnam High Yield --
 Class IB.....................       1.40%            28,806      30.358297           874,516
Putnam High Yield --
 Class IB.....................       1.50%            73,981      11.327978           838,058
Putnam High Yield --
 Class IB.....................       1.55%             3,959      30.248399           119,761
Putnam High Yield --
 Class IB.....................       1.65%            58,695      12.021159           705,588
Putnam High Yield --
 Class IB.....................       1.70%            43,546      12.800723           557,418
Putnam High Yield --
 Class IB.....................       1.70%            57,558      12.011133           691,335
Putnam High Yield --
 Class IB.....................       1.75%               172      11.989491             2,061

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                                   UNITS
                                   FEES          OWNED BY           UNIT          CONTRACT
                                 (NOTE 3)      PARTICIPANTS       PRICE #        LIABILITY
                                -----------  -----------------  ------------  ----------------
Putnam High Yield --
 Class IB.....................       1.75%            35,135     $30.102496    $    1,057,638
Putnam High Yield --
 Class IB.....................       1.80%            17,054      11.934593           203,530
Putnam High Yield --
 Class IB.....................       1.85%               247      12.720206             3,140
Putnam High Yield --
 Class IB.....................       1.85%            17,378      11.927293           207,274
Putnam High Yield --
 Class IB.....................       1.90%             4,384      29.993514           131,507
Putnam High Yield --
 Class IB.....................       1.95%             2,350      29.957295            70,406
Putnam High Yield --
 Class IB.....................       2.00%            29,009      11.841364           343,506
Putnam High Yield --
 Class IB.....................       2.05%            92,340      12.620878         1,165,408
Putnam High Yield --
 Class IB.....................       2.10%               386      29.848855            11,535
Putnam High Yield --
 Class IB.....................       2.15%             6,177      11.798496            72,881
Putnam High Yield --
 Class IB.....................       2.20%             2,302      12.613015            29,033
Putnam High Yield --
 Class IB.....................       2.45%               511      12.508249             6,390
Putnam Income -- Class IA.....       0.40%                28      18.824300               528
Putnam Income -- Class IA.....       0.95%             4,448      13.214950            58,777
Putnam Income -- Class IA.....       1.10%            50,806      13.111995           666,170
Putnam Income -- Class IA.....       1.40%        12,219,640      26.404081       322,648,412
Putnam Income -- Class IA.....       1.45%             1,904      12.962502            24,682
Putnam Income -- Class IA.....       1.55%           154,604      26.180821         4,047,657
Putnam Income -- Class IA.....       1.60%            43,082      26.197900         1,128,663
Putnam Income -- Class IA.....       1.75%            45,154      25.976370         1,172,927
Putnam Income -- Class IA.....       1.90%             9,856      25.882264           255,094
Putnam Income -- Class IA.....       1.95%               444      25.850998            11,479
Putnam Income -- Class IA.....       2.10%                99      25.757361             2,555
Putnam Income -- Class IA.....       2.25%             3,043      25.718651            78,274
Putnam Income -- Class IB.....       0.95%               111      26.326570             2,933
Putnam Income -- Class IB.....       1.10%                18      26.231229               476
Putnam Income -- Class IB.....       1.30%               387      26.104640            10,090
Putnam Income -- Class IB.....       1.35%            34,370      26.082831           896,456
Putnam Income -- Class IB.....       1.40%            47,623      26.041553         1,240,167
Putnam Income -- Class IB.....       1.40%            57,591      12.613103           726,406
Putnam Income -- Class IB.....       1.50%            91,664      12.528958         1,148,459
Putnam Income -- Class IB.....       1.55%             1,846      25.947244            47,900
Putnam Income -- Class IB.....       1.60%             1,097      25.915863            28,430
Putnam Income -- Class IB.....       1.65%             1,206      12.430717            14,992
Putnam Income -- Class IB.....       1.65%            98,776      12.497407         1,234,449
Putnam Income -- Class IB.....       1.70%            34,499      12.098752           417,400
Putnam Income -- Class IB.....       1.70%           285,047      12.486940         3,559,363
Putnam Income -- Class IB.....       1.75%               479      12.424922             5,950
Putnam Income -- Class IB.....       1.75%           143,004      25.822005         3,692,644
Putnam Income -- Class IB.....       1.80%             4,057      12.407361            50,331
Putnam Income -- Class IB.....       1.85%             3,355      12.022636            40,331
Putnam Income -- Class IB.....       1.85%           128,033      12.399785         1,587,576
Putnam Income -- Class IB.....       1.90%             9,418      25.728459           242,314
Putnam Income -- Class IB.....       1.95%             4,110      25.697383           105,613
Putnam Income -- Class IB.....       2.00%             1,363      11.979085            16,324
Putnam Income -- Class IB.....       2.00%           130,590      12.310461         1,607,622
Putnam Income -- Class IB.....       2.05%            44,812      11.928749           534,551
Putnam Income -- Class IB.....       2.10%             4,434      25.604294           113,521

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                                   UNITS
                                   FEES          OWNED BY           UNIT          CONTRACT
                                 (NOTE 3)      PARTICIPANTS       PRICE #        LIABILITY
                                -----------  -----------------  ------------  ----------------
Putnam Income -- Class IB.....       2.15%            49,844     $12.265879    $      611,381
Putnam Income -- Class IB.....       2.20%             1,530      12.251056            18,746
Putnam Income -- Class IB.....       2.20%             4,346      11.921301            51,809
Putnam Income -- Class IB.....       2.30%            16,471      12.216875           201,222
Putnam Income -- Class IB.....       2.45%             5,609      11.822229            66,310
Putnam International Growth
 and Income -- Class IA.......       0.40%               144      18.685651             2,691
Putnam International Growth
 and Income -- Class IA.......       0.95%             2,511      11.891511            29,855
Putnam International Growth
 and Income -- Class IA.......       1.40%         5,325,598      17.247504        91,853,310
Putnam International Growth
 and Income -- Class IA.......       1.55%            59,697      17.101617         1,020,909
Putnam International Growth
 and Income -- Class IA.......       1.60%             3,317      17.112776            56,760
Putnam International Growth
 and Income -- Class IA.......       1.75%             6,909      16.968005           117,231
Putnam International Growth
 and Income -- Class IA.......       1.90%             2,247      16.906572            37,985
Putnam International Growth
 and Income -- Class IA.......       2.10%               173      16.824997             2,904
Putnam International Growth
 and Income -- Class IA.......       2.25%               933      16.799733            15,670
Putnam International Growth
 and Income -- Class IB.......       0.95%                65      17.204076             1,126
Putnam International Growth
 and Income -- Class IB.......       1.35%            19,329      17.044861           329,459
Putnam International Growth
 and Income -- Class IB.......       1.40%             9,994      11.381062           113,748
Putnam International Growth
 and Income -- Class IB.......       1.40%            10,518      17.017892           179,000
Putnam International Growth
 and Income -- Class IB.......       1.50%            19,044      12.489301           237,844
Putnam International Growth
 and Income -- Class IB.......       1.55%             2,694      16.956283            45,678
Putnam International Growth
 and Income -- Class IB.......       1.65%            16,782      11.072027           185,806
Putnam International Growth
 and Income -- Class IB.......       1.70%            12,215      11.524169           140,772
Putnam International Growth
 and Income -- Class IB.......       1.70%            57,747      11.062780           638,843
Putnam International Growth
 and Income -- Class IB.......       1.75%            33,734      16.874486           569,246
Putnam International Growth
 and Income -- Class IB.......       1.80%               509      10.992230             5,590
Putnam International Growth
 and Income -- Class IB.......       1.85%            94,717      10.985513         1,040,510
Putnam International Growth
 and Income -- Class IB.......       1.90%               658      16.813377            11,067
Putnam International Growth
 and Income -- Class IB.......       1.95%             3,298      16.793057            55,382
Putnam International Growth
 and Income -- Class IB.......       2.00%               316      11.410147             3,601
Putnam International Growth
 and Income -- Class IB.......       2.00%            28,096      10.906347           306,420
Putnam International Growth
 and Income -- Class IB.......       2.05%             5,146      11.362123            58,465
Putnam International Growth
 and Income -- Class IB.......       2.10%             3,938      16.732265            65,891
Putnam International Growth
 and Income -- Class IB.......       2.15%            34,994      10.866849           380,275
Putnam International Growth
 and Income -- Class IB.......       2.20%             4,028      11.355104            45,739
Putnam International Growth
 and Income -- Class IB.......       2.30%             5,800      10.823453            62,779
Putnam International Growth
 and Income -- Class IB.......       2.45%             4,150      11.260742            46,729
Putnam International Growth
 and Income -- Class IB.......       2.50%             1,537      11.255104            17,305
Putnam International Equity --
 Class IA.....................       0.95%            45,026      11.240876           506,136
Putnam International Equity --
 Class IA.....................       1.10%             1,248      11.153252            13,918
Putnam International Equity --
 Class IA.....................       1.40%         7,902,431      17.612782       139,183,766
Putnam International Equity --
 Class IA.....................       1.55%           114,766      17.463798         2,004,243
Putnam International Equity --
 Class IA.....................       1.60%            20,383      17.475137           356,195
Putnam International Equity --
 Class IA.....................       1.75%            26,556      17.327300           460,138
Putnam International Equity --
 Class IA.....................       1.90%             1,841      17.264566            31,783
Putnam International Equity --
 Class IA.....................       1.95%             1,355      17.243701            23,373
Putnam International Equity --
 Class IA.....................       2.10%               951      17.181247            16,332
Putnam International Equity --
 Class IA.....................       2.25%               552      17.155459             9,462
Putnam International Equity --
 Class IB.....................       0.95%                93      17.568906             1,632

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                                   UNITS
                                   FEES          OWNED BY           UNIT          CONTRACT
                                 (NOTE 3)      PARTICIPANTS       PRICE #        LIABILITY
                                -----------  -----------------  ------------  ----------------
Putnam International Equity --
 Class IB.....................       1.30%               423     $17.420813    $        7,365
Putnam International Equity --
 Class IB.....................       1.35%            19,083      17.406272           332,167
Putnam International Equity --
 Class IB.....................       1.40%            26,810      17.378723           465,919
Putnam International Equity --
 Class IB.....................       1.40%           155,575       8.133595         1,265,386
Putnam International Equity --
 Class IB.....................       1.45%                24      17.357726               422
Putnam International Equity --
 Class IB.....................       1.50%            91,625      12.279633         1,125,119
Putnam International Equity --
 Class IB.....................       1.55%             4,382      17.315791            75,885
Putnam International Equity --
 Class IB.....................       1.55%            17,587       8.075273           142,021
Putnam International Equity --
 Class IB.....................       1.60%             2,955      17.294881            51,111
Putnam International Equity --
 Class IB.....................       1.65%            52,690       7.525641           396,528
Putnam International Equity --
 Class IB.....................       1.70%            44,314       9.406409           416,834
Putnam International Equity --
 Class IB.....................       1.70%           381,831       7.519372         2,871,127
Putnam International Equity --
 Class IB.....................       1.75%           134,178      17.232234         2,312,186
Putnam International Equity --
 Class IB.....................       1.80%             6,343       7.471418            47,393
Putnam International Equity --
 Class IB.....................       1.85%             1,511       9.347197            14,127
Putnam International Equity --
 Class IB.....................       1.85%           112,988       7.466849           843,664
Putnam International Equity --
 Class IB.....................       1.90%            12,881      17.169828           221,167
Putnam International Equity --
 Class IB.....................       1.95%             4,264      17.149061            73,118
Putnam International Equity --
 Class IB.....................       2.00%             2,999       9.313333            27,927
Putnam International Equity --
 Class IB.....................       2.00%           133,241       7.413007           987,718
Putnam International Equity --
 Class IB.....................       2.05%            34,822       9.274136           322,947
Putnam International Equity --
 Class IB.....................       2.10%               280      17.086973             4,778
Putnam International Equity --
 Class IB.....................       2.15%            40,017       7.386179           295,575
Putnam International Equity --
 Class IB.....................       2.20%               373       7.377240             2,753
Putnam International Equity --
 Class IB.....................       2.20%             4,833       9.268381            44,796
Putnam International Equity --
 Class IB.....................       2.30%            13,988       7.356667           102,902
Putnam International Equity --
 Class IB.....................       2.45%             1,952       9.191357            17,946
Putnam International Equity --
 Class IB.....................       2.50%             1,760       9.186741            16,170
Putnam International New
 Opportunities -- Class IA....       0.40%               836      13.092047            10,948
Putnam International New
 Opportunities -- Class IA....       0.95%             1,250       8.336654            10,421
Putnam International New
 Opportunities -- Class IA....       1.40%         3,067,716      12.083910        37,069,977
Putnam International New
 Opportunities -- Class IA....       1.55%            23,138      11.981714           277,231
Putnam International New
 Opportunities -- Class IA....       1.60%             4,842      11.989486            58,050
Putnam International New
 Opportunities -- Class IA....       1.75%             3,015      11.888074            35,848
Putnam International New
 Opportunities -- Class IA....       1.90%               349      11.845031             4,128
Putnam International New
 Opportunities -- Class IB....       1.35%               820      11.928028             9,778
Putnam International New
 Opportunities -- Class IB....       1.40%             2,822      11.909167            33,610
Putnam International New
 Opportunities -- Class IB....       1.40%            40,878       5.037553           205,927
Putnam International New
 Opportunities -- Class IB....       1.50%             8,256      10.076729            83,198
Putnam International New
 Opportunities -- Class IB....       1.55%               518      11.866061             6,146
Putnam International New
 Opportunities -- Class IB....       1.65%            10,585       4.668591            49,419
Putnam International New
 Opportunities -- Class IB....       1.70%                82       7.756363               638
Putnam International New
 Opportunities -- Class IB....       1.70%            30,308       4.664697           141,377
Putnam International New
 Opportunities -- Class IB....       1.75%             6,029      11.808783            71,195
Putnam International New
 Opportunities -- Class IB....       1.80%               253       4.634923             1,175
Putnam International New
 Opportunities -- Class IB....       1.85%            15,812       4.632124            73,242
Putnam International New
 Opportunities -- Class IB....       2.00%            20,288       4.598710            93,301
Putnam International New
 Opportunities -- Class IB....       2.15%             4,639       4.582055            21,258

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                                   UNITS
                                   FEES          OWNED BY           UNIT          CONTRACT
                                 (NOTE 3)      PARTICIPANTS       PRICE #        LIABILITY
                                -----------  -----------------  ------------  ----------------
Putnam Investors --
 Class IA.....................       0.95%            17,444     $ 7.995115    $      139,465
Putnam Investors --
 Class IA.....................       1.10%            23,045       0.793273            18,281
Putnam Investors --
 Class IA.....................       1.40%        16,475,657       9.231682       152,098,013
Putnam Investors --
 Class IA.....................       1.55%           368,507       9.153554         3,373,152
Putnam Investors --
 Class IA.....................       1.60%            47,092       9.159504           431,340
Putnam Investors --
 Class IA.....................       1.75%            40,564       9.082012           368,400
Putnam Investors --
 Class IA.....................       1.90%             1,947       9.049127            17,620
Putnam Investors --
 Class IA.....................       1.95%               107       9.038194               969
Putnam Investors --
 Class IA.....................       2.25%               927       8.991944             8,331
Putnam Investors --
 Class IB.....................       0.95%               104       9.202058               959
Putnam Investors --
 Class IB.....................       1.35%            38,023       9.116884           346,655
Putnam Investors --
 Class IB.....................       1.40%            70,991       9.102462           646,197
Putnam Investors --
 Class IB.....................       1.40%           259,301       6.568969         1,703,338
Putnam Investors --
 Class IB.....................       1.50%            91,038       8.591287           782,132
Putnam Investors --
 Class IB.....................       1.55%             5,611       9.069483            50,889
Putnam Investors --
 Class IB.....................       1.55%             7,011       6.521846            45,724
Putnam Investors --
 Class IB.....................       1.60%             5,503       9.058541            49,847
Putnam Investors --
 Class IB.....................       1.65%            59,719       6.325102           377,730
Putnam Investors --
 Class IB.....................       1.70%            63,543       6.830031           434,003
Putnam Investors --
 Class IB.....................       1.70%           334,852       6.319813         2,116,203
Putnam Investors --
 Class IB.....................       1.75%             1,082       6.470891             7,002
Putnam Investors --
 Class IB.....................       1.75%           257,873       9.025728         2,327,496
Putnam Investors --
 Class IB.....................       1.80%            26,820       6.279507           168,416
Putnam Investors --
 Class IB.....................       1.85%             9,467       6.786985            64,256
Putnam Investors --
 Class IB.....................       1.85%           149,327       6.275695           937,131
Putnam Investors --
 Class IB.....................       1.90%            15,364       8.993058           138,167
Putnam Investors --
 Class IB.....................       1.95%             8,214       8.982185            73,776
Putnam Investors --
 Class IB.....................       2.00%             3,279       6.762410            22,171
Putnam Investors --
 Class IB.....................       2.00%           137,742       6.230435           858,190
Putnam Investors --
 Class IB.....................       2.05%            38,081       6.733945           256,435
Putnam Investors --
 Class IB.....................       2.10%             6,321       8.949667            56,574
Putnam Investors --
 Class IB.....................       2.15%            36,862       6.207873           228,832
Putnam Investors --
 Class IB.....................       2.20%             2,204       6.200385            13,669
Putnam Investors --
 Class IB.....................       2.20%             5,220       6.729783            35,130
Putnam Investors --
 Class IB.....................       2.30%            23,224       6.183087           143,595
Putnam Investors --
 Class IB.....................       2.45%            10,290       6.673839            68,673
Putnam Investors --
 Class IB.....................       2.50%             1,712       6.670482            11,420
Putnam Money Market Fund --
 Class IA.....................       0.40%               302       1.436275               433
Putnam Money Market Fund --
 Class IA.....................       0.95%         1,162,326       1.094889         1,272,618
Putnam Money Market Fund --
 Class IA.....................       1.10%             1,666      10.864227            18,098
Putnam Money Market Fund --
 Class IA.....................       1.40%        73,136,657       1.687435       123,413,353
Putnam Money Market Fund --
 Class IA.....................       1.45%             6,388      10.740329            68,613
Putnam Money Market Fund --
 Class IA.....................       1.55%           980,043       1.673154         1,639,763
Putnam Money Market Fund --
 Class IA.....................       1.60%            98,067       1.674215           164,185
Putnam Money Market Fund --
 Class IA.....................       1.75%            46,887       1.660062            77,835
Putnam Money Market Fund --
 Class IA.....................       1.90%            40,330       1.654021            66,707
Putnam Money Market Fund --
 Class IB.....................       0.95%            39,755       1.682325            66,881
Putnam Money Market Fund --
 Class IB.....................       1.35%           152,153       1.666771           253,605

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                                   UNITS
                                   FEES          OWNED BY           UNIT          CONTRACT
                                 (NOTE 3)      PARTICIPANTS       PRICE #        LIABILITY
                                -----------  -----------------  ------------  ----------------
Putnam Money Market Fund --
 Class IB.....................       1.40%           125,516     $ 1.664070    $      208,868
Putnam Money Market Fund --
 Class IB.....................       1.40%           355,211       1.040486           369,592
Putnam Money Market Fund --
 Class IB.....................       1.50%         1,270,596       1.091058         1,386,294
Putnam Money Market Fund --
 Class IB.....................       1.55%             3,912       1.658065             6,486
Putnam Money Market Fund --
 Class IB.....................       1.65%           178,259       1.028966           183,422
Putnam Money Market Fund --
 Class IB.....................       1.70%             9,997       1.001662            10,013
Putnam Money Market Fund --
 Class IB.....................       1.70%           257,445       1.028128           264,687
Putnam Money Market Fund --
 Class IB.....................       1.75%           170,133       1.650061           280,730
Putnam Money Market Fund --
 Class IB.....................       1.80%            21,172       1.021608            21,630
Putnam Money Market Fund --
 Class IB.....................       1.85%           117,292       1.020967           119,751
Putnam Money Market Fund --
 Class IB.....................       2.00%           290,040       1.013648           293,998
Putnam Money Market Fund --
 Class IB.....................       2.05%            67,732       0.987463            66,883
Putnam Money Market Fund --
 Class IB.....................       2.15%            67,533       1.009988            68,207
Putnam Money Market Fund --
 Class IB.....................       2.30%             9,479       1.005901             9,535
Putnam Money Market Fund --
 Class IB.....................       2.45%            29,133       0.978797            28,515
Putnam New Opportunities --
 Class IA.....................       0.40%               254      24.575552             6,246
Putnam New Opportunities --
 Class IA.....................       0.95%            22,898       7.365976           168,670
Putnam New Opportunities --
 Class IA.....................       1.40%        19,161,582      20.439328       391,649,887
Putnam New Opportunities --
 Class IA.....................       1.55%           116,820      20.266266         2,367,502
Putnam New Opportunities --
 Class IA.....................       1.60%            37,979      20.279466           770,185
Putnam New Opportunities --
 Class IA.....................       1.75%            30,939      20.107757           622,123
Putnam New Opportunities --
 Class IA.....................       1.90%             1,346      20.034951            26,957
Putnam New Opportunities --
 Class IA.....................       1.95%                18      20.010727               356
Putnam New Opportunities --
 Class IA.....................       2.10%               786      19.938264            15,663
Putnam New Opportunities --
 Class IA.....................       2.25%               264      19.908295             5,259
Putnam New Opportunities --
 Class IB.....................       0.95%                19      20.369744               378
Putnam New Opportunities --
 Class IB.....................       1.35%            11,223      20.181193           226,484
Putnam New Opportunities --
 Class IB.....................       1.40%            18,996      20.149258           382,749
Putnam New Opportunities --
 Class IB.....................       1.40%           454,075       4.377302         1,987,624
Putnam New Opportunities --
 Class IB.....................       1.50%           103,678       8.550385           886,483
Putnam New Opportunities --
 Class IB.....................       1.55%             1,380      20.076294            27,700
Putnam New Opportunities --
 Class IB.....................       1.55%             8,646       4.345865            37,574
Putnam New Opportunities --
 Class IB.....................       1.60%             1,445      20.052029            28,981
Putnam New Opportunities --
 Class IB.....................       1.65%               637       8.483267             5,400
Putnam New Opportunities --
 Class IB.....................       1.65%           129,266       3.996538           516,617
Putnam New Opportunities --
 Class IB.....................       1.70%            51,399       5.147357           264,568
Putnam New Opportunities --
 Class IB.....................       1.70%           396,000       3.993184         1,581,300
Putnam New Opportunities --
 Class IB.....................       1.75%             2,001       4.311913             8,626
Putnam New Opportunities --
 Class IB.....................       1.75%           103,974      19.979408         2,077,342
Putnam New Opportunities --
 Class IB.....................       1.80%             6,881       3.967683            27,303
Putnam New Opportunities --
 Class IB.....................       1.85%           176,434       3.965276           699,610
Putnam New Opportunities --
 Class IB.....................       1.90%             4,831      19.907047            96,176
Putnam New Opportunities --
 Class IB.....................       1.95%             5,393      19.883004           107,238
Putnam New Opportunities --
 Class IB.....................       2.00%             3,253       5.096389            16,578
Putnam New Opportunities --
 Class IB.....................       2.00%           125,015       3.936661           492,141
Putnam New Opportunities --
 Class IB.....................       2.05%            31,067       5.074918           157,664
Putnam New Opportunities --
 Class IB.....................       2.10%             2,787      19.810995            55,210
Putnam New Opportunities --
 Class IB.....................       2.15%            30,788       3.922418           120,765

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                                   UNITS
                                   FEES          OWNED BY           UNIT          CONTRACT
                                 (NOTE 3)      PARTICIPANTS       PRICE #        LIABILITY
                                -----------  -----------------  ------------  ----------------
Putnam New Opportunities --
 Class IB.....................       2.20%             2,872     $ 3.917669    $       11,253
Putnam New Opportunities --
 Class IB.....................       2.20%             2,965       5.071803            15,038
Putnam New Opportunities --
 Class IB.....................       2.30%            11,108       3.906740            43,397
Putnam New Opportunities --
 Class IB.....................       2.45%             2,484       5.029600            12,492
Putnam New Opportunities --
 Class IB.....................       2.50%             1,131       5.027090             5,685
Putnam New Value --
 Class IA.....................       0.40%               744      20.032842            14,904
Putnam New Value --
 Class IA.....................       0.95%             7,689      16.330760           125,561
Putnam New Value --
 Class IA.....................       1.40%         8,585,881      18.493518       158,783,158
Putnam New Value --
 Class IA.....................       1.55%            84,569      18.337166         1,550,757
Putnam New Value --
 Class IA.....................       1.60%            26,499      18.349049           486,240
Putnam New Value --
 Class IA.....................       1.75%            23,001      18.193901           418,482
Putnam New Value --
 Class IA.....................       1.90%             4,177      18.128052            75,720
Putnam New Value --
 Class IA.....................       1.95%               467      18.106132             8,457
Putnam New Value --
 Class IA.....................       2.10%             1,912      18.040580            34,485
Putnam New Value --
 Class IA.....................       2.25%             3,979      18.013472            71,670
Putnam New Value --
 Class IB.....................       0.95%                21      18.424360               381
Putnam New Value --
 Class IB.....................       1.30%               515      18.269094             9,411
Putnam New Value --
 Class IB.....................       1.35%            20,983      18.253831           383,026
Putnam New Value --
 Class IB.....................       1.40%            17,201      18.224960           313,483
Putnam New Value --
 Class IB.....................       1.40%            18,314      16.496623           302,115
Putnam New Value --
 Class IB.....................       1.50%            49,032      15.409659           755,570
Putnam New Value --
 Class IB.....................       1.55%             1,665      16.378437            27,264
Putnam New Value --
 Class IB.....................       1.55%             2,344      18.158964            42,566
Putnam New Value --
 Class IB.....................       1.60%             1,706      18.137013            30,950
Putnam New Value --
 Class IB.....................       1.65%             1,394      15.288806            21,313
Putnam New Value --
 Class IB.....................       1.65%            45,144      16.846899           760,531
Putnam New Value --
 Class IB.....................       1.70%            27,768      13.908226           386,209
Putnam New Value --
 Class IB.....................       1.70%           111,814      16.832846         1,882,149
Putnam New Value --
 Class IB.....................       1.75%            92,255      18.071348         1,667,169
Putnam New Value --
 Class IB.....................       1.80%            17,431      16.725583           291,548
Putnam New Value --
 Class IB.....................       1.85%           114,816      16.715280         1,919,174
Putnam New Value --
 Class IB.....................       1.90%               717      18.005905            12,919
Putnam New Value --
 Class IB.....................       1.95%             5,578      17.984181           100,317
Putnam New Value --
 Class IB.....................       2.00%             1,845      13.770694            25,402
Putnam New Value --
 Class IB.....................       2.00%            33,272      16.594906           552,147
Putnam New Value --
 Class IB.....................       2.05%            11,682      13.712729           160,190
Putnam New Value --
 Class IB.....................       2.10%               158      17.919036             2,830
Putnam New Value --
 Class IB.....................       2.15%            34,088      16.534827           563,633
Putnam New Value --
 Class IB.....................       2.20%             4,082      13.704228            55,945
Putnam New Value --
 Class IB.....................       2.30%               730      16.468769            12,015
Putnam New Value --
 Class IB.....................       2.35%             2,665      13.608511            36,264
Putnam New Value --
 Class IB.....................       2.45%               360      13.590359             4,895
Putnam New Value --
 Class IB.....................       2.45%             2,964      13.590359            40,282
Putnam New Value --
 Class IB.....................       2.50%            44,784      13.583544           608,328
Putnam OTC & Emerging Growth
 -- Class IA..................       0.95%            46,581       4.183597           194,876
Putnam OTC & Emerging Growth
 -- Class IA..................       1.10%             2,274       4.150950             9,441
Putnam OTC & Emerging Growth
 -- Class IA..................       1.40%         4,564,512       5.576445        25,453,750
Putnam OTC & Emerging Growth
 -- Class IA..................       1.55%            86,065       5.529180           475,868

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                                   UNITS
                                   FEES          OWNED BY           UNIT          CONTRACT
                                 (NOTE 3)      PARTICIPANTS       PRICE #        LIABILITY
                                -----------  -----------------  ------------  ----------------
Putnam OTC & Emerging Growth
 -- Class IA..................       1.60%            14,700     $ 5.532811    $       81,330
Putnam OTC & Emerging Growth
 -- Class IA..................       1.75%            14,541       5.485902            79,770
Putnam OTC & Emerging Growth
 -- Class IA..................       1.90%             2,295       5.466029            12,546
Putnam OTC & Emerging Growth
 -- Class IB..................       0.95%                36       5.558477               199
Putnam OTC & Emerging Growth
 -- Class IB..................       1.35%             5,302       5.507030            29,198
Putnam OTC & Emerging Growth
 -- Class IB..................       1.40%             7,832       5.498307            43,061
Putnam OTC & Emerging Growth
 -- Class IB..................       1.40%           120,701       1.999236           241,310
Putnam OTC & Emerging Growth
 -- Class IB..................       1.50%            34,504       5.632572           194,347
Putnam OTC & Emerging Growth
 -- Class IB..................       1.55%               932       5.478402             5,108
Putnam OTC & Emerging Growth
 -- Class IB..................       1.55%            15,838       1.984877            31,436
Putnam OTC & Emerging Growth
 -- Class IB..................       1.60%             1,260       5.471780             6,896
Putnam OTC & Emerging Growth
 -- Class IB..................       1.65%            17,390       1.767828            30,743
Putnam OTC & Emerging Growth
 -- Class IB..................       1.70%             3,570       3.518460            12,561
Putnam OTC & Emerging Growth
 -- Class IB..................       1.70%            70,430       1.766361           124,405
Putnam OTC & Emerging Growth
 -- Class IB..................       1.75%            31,496       5.451979           171,718
Putnam OTC & Emerging Growth
 -- Class IB..................       1.80%               505       1.755047               886
Putnam OTC & Emerging Growth
 -- Class IB..................       1.85%             2,821       3.496249             9,862
Putnam OTC & Emerging Growth
 -- Class IB..................       1.85%            98,874       1.753953           173,420
Putnam OTC & Emerging Growth
 -- Class IB..................       1.90%               288       5.432236             1,562
Putnam OTC & Emerging Growth
 -- Class IB..................       1.95%             1,314       5.425655             7,128
Putnam OTC & Emerging Growth
 -- Class IB..................       2.00%             7,191       1.741296            12,521
Putnam OTC & Emerging Growth
 -- Class IB..................       2.05%             1,820       3.468901             6,313
Putnam OTC & Emerging Growth
 -- Class IB..................       2.10%             9,753       5.406003            52,726
Putnam OTC & Emerging Growth
 -- Class IB..................       2.15%             2,293       1.734996             3,979
Putnam OTC & Emerging Growth
 -- Class IB..................       2.20%             2,645       3.466791             9,169
Putnam OTC & Emerging Growth
 -- Class IB..................       2.20%             6,469       1.732910            11,210
Putnam OTC & Emerging Growth
 -- Class IB..................       2.35%             2,755       3.442539             9,484
Putnam Research --
 Class IA.....................       0.95%            11,154       9.523152           106,218
Putnam Research --
 Class IA.....................       1.40%         3,334,654      12.365746        41,235,542
Putnam Research --
 Class IA.....................       1.55%            79,913      12.261104           979,816
Putnam Research --
 Class IA.....................       1.60%            29,626      12.269069           363,487
Putnam Research --
 Class IA.....................       1.75%            31,543      12.165238           383,726
Putnam Research --
 Class IA.....................       1.90%               551      12.121213             6,677
Putnam Research --
 Class IA.....................       2.10%               570      12.062707             6,871
Putnam Research --
 Class IA.....................       2.25%               426      12.044569             5,128
Putnam Research --
 Class IB.....................       0.95%                16      12.340818               198
Putnam Research --
 Class IB.....................       1.35%            20,969      12.226575           256,380
Putnam Research --
 Class IB.....................       1.40%            13,093      12.207225           159,823
Putnam Research --
 Class IB.....................       1.40%            42,553       8.008560           340,787
Putnam Research --
 Class IB.....................       1.50%            15,679      12.131245           190,200
Putnam Research --
 Class IB.....................       1.55%             2,438      12.163040            29,659
Putnam Research --
 Class IB.....................       1.55%             5,945       7.951129            47,269
Putnam Research --
 Class IB.....................       1.65%            36,863       7.871310           290,159
Putnam Research --
 Class IB.....................       1.70%            32,333       7.940560           256,744
Putnam Research --
 Class IB.....................       1.70%           125,587       7.864736           987,705
Putnam Research --
 Class IB.....................       1.75%            51,496      12.104342           623,327
Putnam Research --
 Class IB.....................       1.80%             5,834       7.814581            45,591
Putnam Research --
 Class IB.....................       1.85%           102,163       7.809774           797,869

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                                   UNITS
                                   FEES          OWNED BY           UNIT          CONTRACT
                                 (NOTE 3)      PARTICIPANTS       PRICE #        LIABILITY
                                -----------  -----------------  ------------  ----------------
Putnam Research --
 Class IB.....................       1.90%             3,269     $12.060494    $       39,428
Putnam Research --
 Class IB.....................       1.95%             4,066      12.045939            48,974
Putnam Research --
 Class IB.....................       2.00%            52,284       7.753483           405,382
Putnam Research --
 Class IB.....................       2.05%             2,946       7.828892            23,060
Putnam Research --
 Class IB.....................       2.15%            36,387       7.725404           281,108
Putnam Research --
 Class IB.....................       2.20%               834       7.716074             6,434
Putnam Research --
 Class IB.....................       2.20%             1,908       7.824062            14,927
Putnam Research --
 Class IB.....................       2.30%             4,741       7.694547            36,479
Putnam Research --
 Class IB.....................       2.45%            10,722       7.759015            83,189
Putnam Research --
 Class IB.....................       2.50%               727       7.755126             5,634
Putnam Small Cap Value --
 Class IA.....................       0.40%             1,087      23.226397            25,244
Putnam Small Cap Value --
 Class IA.....................       0.95%             5,388      23.775278           128,097
Putnam Small Cap Value --
 Class IA.....................       1.40%         6,842,045      21.947534       150,166,030
Putnam Small Cap Value --
 Class IA.....................       1.55%            72,923      21.761943         1,586,943
Putnam Small Cap Value --
 Class IA.....................       1.60%            57,087      21.776106         1,243,126
Putnam Small Cap Value --
 Class IA.....................       1.75%            16,818      21.591978           363,135
Putnam Small Cap Value --
 Class IA.....................       1.90%             2,745      21.513831            59,048
Putnam Small Cap Value --
 Class IA.....................       2.25%               199      21.377903             4,255
Putnam Small Cap Value --
 Class IB.....................       0.95%                68      21.888713             1,492
Putnam Small Cap Value --
 Class IB.....................       1.35%             7,294      21.686194           158,186
Putnam Small Cap Value --
 Class IB.....................       1.40%            17,504      21.651882           379,005
Putnam Small Cap Value --
 Class IB.....................       1.40%            20,457      20.657588           422,591
Putnam Small Cap Value --
 Class IB.....................       1.50%            29,286      21.547100           631,020
Putnam Small Cap Value --
 Class IB.....................       1.55%               512      20.509532            10,496
Putnam Small Cap Value --
 Class IB.....................       1.55%             2,192      21.573521            47,289
Putnam Small Cap Value --
 Class IB.....................       1.60%               336      21.547435             7,240
Putnam Small Cap Value --
 Class IB.....................       1.65%            23,075      20.212069           466,386
Putnam Small Cap Value --
 Class IB.....................       1.70%            19,052      19.342143           368,497
Putnam Small Cap Value --
 Class IB.....................       1.70%            43,045      20.195208           869,308
Putnam Small Cap Value --
 Class IB.....................       1.75%               443      20.349350             9,018
Putnam Small Cap Value --
 Class IB.....................       1.75%            58,109      21.469464         1,247,577
Putnam Small Cap Value --
 Class IB.....................       1.80%               278      20.066502             5,581
Putnam Small Cap Value --
 Class IB.....................       1.85%               183      19.220467             3,509
Putnam Small Cap Value --
 Class IB.....................       1.85%            30,055      20.054224           602,739
Putnam Small Cap Value --
 Class IB.....................       1.90%             4,951      21.391716           105,914
Putnam Small Cap Value --
 Class IB.....................       1.95%             2,222      21.365899            47,476
Putnam Small Cap Value --
 Class IB.....................       2.00%            13,170      19.909755           262,214
Putnam Small Cap Value --
 Class IB.....................       2.05%             9,174      19.070335           174,953
Putnam Small Cap Value --
 Class IB.....................       2.15%            13,759      19.837680           272,955
Putnam Small Cap Value --
 Class IB.....................       2.20%               157      19.813699             3,118
Putnam Small Cap Value --
 Class IB.....................       2.20%             3,135      19.058516            59,745
Putnam Small Cap Value --
 Class IB.....................       2.30%               887      19.758486            17,518
Putnam Small Cap Value --
 Class IB.....................       2.35%             8,673      18.925431           164,138
Putnam Small Cap Value --
 Class IB.....................       2.45%               458      18.900186             8,652
Putnam Small Cap Value --
 Class IB.....................       2.50%            11,984      18.890720           226,381
Putnam The George Putnam Fund
 of Boston -- Class IA........       0.95%             2,003      12.508005            25,057
Putnam The George Putnam Fund
 of Boston -- Class IA........       1.40%        12,839,957      12.082500       155,138,743
Putnam The George Putnam Fund
 of Boston -- Class IA........       1.55%           226,613      11.980303         2,714,891

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                                   UNITS
                                   FEES          OWNED BY           UNIT          CONTRACT
                                 (NOTE 3)      PARTICIPANTS       PRICE #        LIABILITY
                                -----------  -----------------  ------------  ----------------
Putnam The George Putnam Fund
 of Boston -- Class IA........       1.60%            80,084     $11.988130    $      960,059
Putnam The George Putnam Fund
 of Boston -- Class IA........       1.75%            32,628      11.886733           387,843
Putnam The George Putnam Fund
 of Boston -- Class IA........       1.90%             4,055      11.843683            48,030
Putnam The George Putnam Fund
 of Boston -- Class IA........       1.95%             2,601      11.829368            30,768
Putnam The George Putnam Fund
 of Boston -- Class IA........       2.10%             1,102      11.786530            12,993
Putnam The George Putnam Fund
 of Boston -- Class IA........       2.25%               252      11.768816             2,964
Putnam The George Putnam Fund
 of Boston -- Class IB........       1.35%            34,724      11.932054           414,328
Putnam The George Putnam Fund
 of Boston -- Class IB........       1.40%            52,328      12.580810           658,331
Putnam The George Putnam Fund
 of Boston -- Class IB........       1.40%            56,693      11.913174           675,399
Putnam The George Putnam Fund
 of Boston -- Class IB........       1.45%                30      11.898782               356
Putnam The George Putnam Fund
 of Boston -- Class IB........       1.50%            90,274      12.045677         1,087,411
Putnam The George Putnam Fund
 of Boston -- Class IB........       1.55%               192      12.490668             2,392
Putnam The George Putnam Fund
 of Boston -- Class IB........       1.55%             3,542      11.870024            42,042
Putnam The George Putnam Fund
 of Boston -- Class IB........       1.60%             1,069      11.855698            12,675
Putnam The George Putnam Fund
 of Boston -- Class IB........       1.65%             1,344      11.951190            16,065
Putnam The George Putnam Fund
 of Boston -- Class IB........       1.65%            55,727      12.640118           704,401
Putnam The George Putnam Fund
 of Boston -- Class IB........       1.70%            54,142      11.513162           623,350
Putnam The George Putnam Fund
 of Boston -- Class IB........       1.70%            89,009      12.629572         1,124,151
Putnam The George Putnam Fund
 of Boston -- Class IB........       1.75%               104      12.393072             1,294
Putnam The George Putnam Fund
 of Boston -- Class IB........       1.75%            70,797      11.812750           836,307
Putnam The George Putnam Fund
 of Boston -- Class IB........       1.80%             3,906      12.549077            49,017
Putnam The George Putnam Fund
 of Boston -- Class IB........       1.85%               757      11.440718             8,661
Putnam The George Putnam Fund
 of Boston -- Class IB........       1.85%            53,500      12.541372           670,959
Putnam The George Putnam Fund
 of Boston -- Class IB........       1.90%            18,878      11.769957           222,190
Putnam The George Putnam Fund
 of Boston -- Class IB........       1.95%             5,608      12.333275            69,168
Putnam The George Putnam Fund
 of Boston -- Class IB........       1.95%             6,403      11.755744            75,270
Putnam The George Putnam Fund
 of Boston -- Class IB........       2.00%            34,881      12.451064           434,301
Putnam The George Putnam Fund
 of Boston -- Class IB........       2.05%             9,113      11.351377           103,446
Putnam The George Putnam Fund
 of Boston -- Class IB........       2.10%            13,079      11.713168           153,194
Putnam The George Putnam Fund
 of Boston -- Class IB........       2.15%            12,316      12.405973           152,793
Putnam The George Putnam Fund
 of Boston -- Class IB........       2.20%             1,707      11.344293            19,360
Putnam The George Putnam Fund
 of Boston -- Class IB........       2.20%             3,395      12.390972            42,068
Putnam The George Putnam Fund
 of Boston -- Class IB........       2.30%             1,229      12.356412            15,192
Putnam The George Putnam Fund
 of Boston -- Class IB........       2.35%               528      11.265067             5,951
Putnam The George Putnam Fund
 of Boston -- Class IB........       2.45%             1,098      11.250035            12,353
Putnam The George Putnam Fund
 of Boston -- Class IB........       2.45%             2,804      11.250035            31,548
Putnam Utilities Growth and
 Income -- Class IA...........       0.40%                24      22.940553               559
Putnam Utilities Growth and
 Income -- Class IA...........       0.95%               372       9.975180             3,713
Putnam Utilities Growth and
 Income -- Class IA...........       1.10%               223       9.897502             2,206
Putnam Utilities Growth and
 Income -- Class IA...........       1.40%         7,654,748      22.161934       169,643,977
Putnam Utilities Growth and
 Income -- Class IA...........       1.55%            71,249      21.974466         1,565,663
Putnam Utilities Growth and
 Income -- Class IA...........       1.60%            15,079      21.988819           331,565
Putnam Utilities Growth and
 Income -- Class IA...........       1.75%            10,296      21.802831           224,489
Putnam Utilities Growth and
 Income -- Class IA...........       1.90%             2,734      21.723899            59,403
Putnam Utilities Growth and
 Income -- Class IA...........       2.10%               393      21.619120             8,504
Putnam Utilities Growth and
 Income -- Class IB...........       1.35%               580      21.897441            12,695
Putnam Utilities Growth and
 Income -- Class IB...........       1.40%             3,394      21.862801            74,211
Putnam Utilities Growth and
 Income -- Class IB...........       1.40%            16,997      10.012305           170,181

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                                   UNITS
                                   FEES          OWNED BY           UNIT          CONTRACT
                                 (NOTE 3)      PARTICIPANTS       PRICE #        LIABILITY
                                -----------  -----------------  ------------  ----------------
Putnam Utilities Growth and
 Income -- Class IB...........       1.50%            60,632     $10.551332    $      639,746
Putnam Utilities Growth and
 Income -- Class IB...........       1.55%               357       9.940546             3,553
Putnam Utilities Growth and
 Income -- Class IB...........       1.65%            46,646       9.888976           461,285
Putnam Utilities Growth and
 Income -- Class IB...........       1.70%             2,563       8.702896            22,310
Putnam Utilities Growth and
 Income -- Class IB...........       1.70%            12,029       9.880714           118,857
Putnam Utilities Growth and
 Income -- Class IB...........       1.75%             7,607      21.678559           164,902
Putnam Utilities Growth and
 Income -- Class IB...........       1.80%             2,372       9.817729            23,283
Putnam Utilities Growth and
 Income -- Class IB...........       1.85%             7,281       9.811723            71,442
Putnam Utilities Growth and
 Income -- Class IB...........       1.95%             2,670      21.574014            57,596
Putnam Utilities Growth and
 Income -- Class IB...........       2.00%             4,861       9.741041            47,349
Putnam Utilities Growth and
 Income -- Class IB...........       2.05%            13,919       8.580583           119,433
Putnam Utilities Growth and
 Income -- Class IB...........       2.15%             3,638       9.705776            35,311
Putnam Utilities Growth and
 Income -- Class IB...........       2.20%               764       9.694053             7,405
Putnam Utilities Growth and
 Income -- Class IB...........       2.30%             2,392       9.667023            23,128
Putnam Utilities Growth and
 Income -- Class IB...........       2.35%             6,292       8.515380            53,576
Putnam Vista -- Class IA......       0.40%             1,243      15.397890            19,138
Putnam Vista -- Class IA......       0.95%            29,046       9.355894           271,750
Putnam Vista -- Class IA......       1.10%               288       9.282930             2,677
Putnam Vista -- Class IA......       1.40%         7,669,397      14.214934       109,019,933
Putnam Vista -- Class IA......       1.55%           110,060      14.094612         1,551,252
Putnam Vista -- Class IA......       1.60%            24,912      14.103795           351,353
Putnam Vista -- Class IA......       1.75%            24,448      13.984372           341,885
Putnam Vista -- Class IA......       1.90%               317      13.933739             4,418
Putnam Vista -- Class IA......       1.95%                31      13.916902               434
Putnam Vista -- Class IA......       2.25%               305      13.845676             4,228
Putnam Vista -- Class IB......       1.35%             5,749      14.041392            80,726
Putnam Vista -- Class IB......       1.40%             7,704      14.019149           107,999
Putnam Vista -- Class IB......       1.40%           210,172       5.598589         1,176,669
Putnam Vista -- Class IB......       1.50%            76,016       9.994397           759,739
Putnam Vista -- Class IB......       1.55%             1,890      13.968383            26,396
Putnam Vista -- Class IB......       1.55%            16,782       5.558428            93,282
Putnam Vista -- Class IB......       1.65%            80,153       4.963379           397,828
Putnam Vista -- Class IB......       1.70%            41,305       5.843169           241,353
Putnam Vista -- Class IB......       1.70%            56,377       4.959245           279,589
Putnam Vista -- Class IB......       1.75%            23,850      13.900981           331,539
Putnam Vista -- Class IB......       1.80%               449       4.927583             2,211
Putnam Vista -- Class IB......       1.85%               603       5.806367             3,504
Putnam Vista -- Class IB......       1.85%            53,584       4.924576           263,880
Putnam Vista -- Class IB......       1.90%             6,556      13.850644            90,802
Putnam Vista -- Class IB......       1.95%               548      13.833907             7,585
Putnam Vista -- Class IB......       2.00%               622       5.785349             3,597
Putnam Vista -- Class IB......       2.00%            28,031       4.889052           137,044
Putnam Vista -- Class IB......       2.05%             3,599       5.760964            20,736
Putnam Vista -- Class IB......       2.10%             4,120      13.783822            56,794
Putnam Vista -- Class IB......       2.15%            33,817       4.871349           164,737
Putnam Vista -- Class IB......       2.20%             2,996       4.865449            14,577
Putnam Vista -- Class IB......       2.20%             4,020       5.757431            23,142
Putnam Vista -- Class IB......       2.30%             2,388       4.851882            11,588

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                                   UNITS
                                   FEES          OWNED BY           UNIT          CONTRACT
                                 (NOTE 3)      PARTICIPANTS       PRICE #        LIABILITY
                                -----------  -----------------  ------------  ----------------
Putnam Vista -- Class IB......       2.35%             6,205     $ 5.717144    $       35,474
Putnam Vista -- Class IB......       2.45%             1,176       5.709530             6,716
Putnam Vista -- Class IB......       2.50%             1,015       5.706667             5,791
Putnam Voyager -- Class IA....       0.40%             1,271      26.816148            34,092
Putnam Voyager -- Class IA....       0.95%            41,410       8.380373           347,029
Putnam Voyager -- Class IA....       1.40%        18,487,819      50.896367       940,962,809
Putnam Voyager -- Class IA....       1.55%           131,660      50.465608         6,644,282
Putnam Voyager -- Class IA....       1.60%            20,035      50.498528         1,011,721
Putnam Voyager -- Class IA....       1.75%            32,429      50.071133         1,623,740
Putnam Voyager -- Class IA....       1.90%             2,033      49.889798           101,411
Putnam Voyager -- Class IA....       1.95%               885      49.829487            44,104
Putnam Voyager -- Class IA....       2.10%               113      49.649041             5,594
Putnam Voyager -- Class IA....       2.25%             1,237      49.574420            61,309
Putnam Voyager -- Class IB....       0.95%                12      50.737941               616
Putnam Voyager -- Class IB....       1.35%            17,808      50.268232           895,201
Putnam Voyager -- Class IB....       1.40%            18,419      50.188680           924,405
Putnam Voyager -- Class IB....       1.40%           354,424       5.504238         1,950,833
Putnam Voyager -- Class IB....       1.45%                11      50.128029               551
Putnam Voyager -- Class IB....       1.50%           188,694       9.683576         1,827,231
Putnam Voyager -- Class IB....       1.55%             1,590      50.006931            79,507
Putnam Voyager -- Class IB....       1.55%            24,177       5.464737           132,119
Putnam Voyager -- Class IB....       1.60%               203      49.946488            10,145
Putnam Voyager -- Class IB....       1.65%           152,871       5.114553           781,867
Putnam Voyager -- Class IB....       1.70%            67,128       6.351082           426,334
Putnam Voyager -- Class IB....       1.70%           601,688       5.110300         3,074,808
Putnam Voyager -- Class IB....       1.75%            72,229      49.765594         3,594,532
Putnam Voyager -- Class IB....       1.80%             1,807       5.077709             9,176
Putnam Voyager -- Class IB....       1.85%             4,053       6.311092            25,582
Putnam Voyager -- Class IB....       1.85%           273,149       5.074577         1,386,118
Putnam Voyager -- Class IB....       1.90%             6,656      49.585356           330,024
Putnam Voyager -- Class IB....       1.95%             1,923      49.525425            95,225
Putnam Voyager -- Class IB....       2.00%           170,917       5.037999           861,078
Putnam Voyager -- Class IB....       2.05%            54,932       6.261752           343,969
Putnam Voyager -- Class IB....       2.10%             3,641      49.346061           179,692
Putnam Voyager -- Class IB....       2.15%           115,708       5.019753           580,826
Putnam Voyager -- Class IB....       2.20%             4,181       5.013687            20,964
Putnam Voyager -- Class IB....       2.20%            14,469       6.257900            90,546
Putnam Voyager -- Class IB....       2.30%            22,323       4.999692           111,608
Putnam Voyager -- Class IB....       2.35%            19,742       6.214154           122,680
Putnam Voyager -- Class IB....       2.45%            13,906       6.205854            86,301
Putnam Voyager -- Class IB....       2.50%            12,085       6.202743            74,961
Putnam Discovery Growth --
 Class IA.....................       0.95%             8,647       5.296388            45,799
Putnam Discovery Growth --
 Class IA.....................       1.40%         1,398,651       5.197905         7,270,063
Putnam Discovery Growth --
 Class IA.....................       1.55%             8,312       5.165500            42,936
Putnam Discovery Growth --
 Class IA.....................       1.60%             8,786       5.157249            45,312
Putnam Discovery Growth --
 Class IA.....................       1.75%            25,406       5.125085           130,208
Putnam Discovery Growth --
 Class IA.....................       2.10%             5,785       5.081880            29,396
Putnam Discovery Growth --
 Class IB.....................       0.95%                76       5.201274               398

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                                   UNITS
                                   FEES          OWNED BY           UNIT          CONTRACT
                                 (NOTE 3)      PARTICIPANTS       PRICE #        LIABILITY
                                -----------  -----------------  ------------  ----------------
Putnam Discovery Growth --
 Class IB.....................       1.35%               990     $ 5.153139    $        5,103
Putnam Discovery Growth --
 Class IB.....................       1.40%            15,443       5.146135            79,469
Putnam Discovery Growth --
 Class IB.....................       1.50%             7,270       5.124727            37,255
Putnam Discovery Growth --
 Class IB.....................       1.55%             3,206       5.114041            16,395
Putnam Discovery Growth --
 Class IB.....................       1.65%            26,736       5.092736           136,161
Putnam Discovery Growth --
 Class IB.....................       1.70%            44,777       5.082128           227,560
Putnam Discovery Growth --
 Class IB.....................       1.75%            49,464       5.074026           250,980
Putnam Discovery Growth --
 Class IB.....................       1.85%             4,283       5.050440            21,630
Putnam Discovery Growth --
 Class IB.....................       1.90%            16,404       5.042394            82,718
Putnam Discovery Growth --
 Class IB.....................       1.95%             4,465       5.049566            22,547
Putnam Discovery Growth --
 Class IB.....................       2.00%            25,808       5.021411           129,591
Putnam Discovery Growth --
 Class IB.....................       2.05%             6,635       5.010946            33,246
Putnam Discovery Growth --
 Class IB.....................       2.15%             5,234       5.003218            26,187
Putnam Discovery Growth --
 Class IB.....................       2.30%             3,283       4.982603            16,356
Putnam Capital Opportunities
 -- Class IA..................       0.95%               126      15.228131             1,915
Putnam Capital Opportunities
 -- Class IA..................       1.40%           344,731      15.114344         5,210,362
Putnam Capital Opportunities
 -- Class IA..................       1.55%             1,086      15.076595            16,373
Putnam Capital Opportunities
 -- Class IA..................       1.60%             5,264      15.064038            79,293
Putnam Capital Opportunities
 -- Class IA..................       1.75%             1,555      15.026434            23,370
Putnam Capital Opportunities
 -- Class IB..................       1.35%             2,435      15.046915            36,644
Putnam Capital Opportunities
 -- Class IB..................       1.40%               126      15.034390             1,898
Putnam Capital Opportunities
 -- Class IB..................       1.50%             4,844      15.009343            72,703
Putnam Capital Opportunities
 -- Class IB..................       1.55%               658      14.996852             9,873
Putnam Capital Opportunities
 -- Class IB..................       1.65%               258      14.971860             3,857
Putnam Capital Opportunities
 -- Class IB..................       1.70%            11,597      14.959384           173,486
Putnam Capital Opportunities
 -- Class IB..................       1.75%             7,333      14.946940           109,610
Putnam Capital Opportunities
 -- Class IB..................       1.85%               966      14.922030            14,411
Putnam Capital Opportunities
 -- Class IB..................       2.00%             4,348      14.884787            64,716
Putnam Capital Opportunities
 -- Class IB..................       2.05%             3,621      14.872394            53,852
Putnam Capital Opportunities
 -- Class IB..................       2.15%             1,778      14.847617            26,404
Putnam Capital Opportunities
 -- Class IB..................       2.20%                37      14.835244               556
Putnam Capital Opportunities
 -- Class IB..................       2.30%               695      14.810539            10,298
Putnam Capital Opportunities
 -- Class IB..................       2.35%             8,851      14.798196           130,979
Putnam Capital Opportunities
 -- Class IB..................       2.45%               687      14.778449            10,152
Putnam Equity Income --
 Class IA.....................       0.95%               270      13.445017             3,624
Putnam Equity Income --
 Class IA.....................       1.40%         1,962,468      13.344524        26,188,220
Putnam Equity Income --
 Class IA.....................       1.55%            14,182      13.311187           188,775
Putnam Equity Income --
 Class IA.....................       1.60%             3,094      13.300104            41,156
Putnam Equity Income --
 Class IA.....................       1.75%             5,535      13.266880            73,433
Putnam Equity Income --
 Class IA.....................       1.90%               291      13.233752             3,854
Putnam Equity Income --
 Class IA.....................       1.95%             4,702      13.222709            62,176
Putnam Equity Income --
 Class IB.....................       1.35%            22,147      13.284133           294,201
Putnam Equity Income --
 Class IB.....................       1.40%             3,917      13.273051            51,991
Putnam Equity Income --
 Class IB.....................       1.50%            16,990      13.250951           225,133
Putnam Equity Income --
 Class IB.....................       1.55%             5,784      13.239916            76,584
Putnam Equity Income --
 Class IB.....................       1.65%             9,725      13.217857           128,543
Putnam Equity Income --
 Class IB.....................       1.70%            92,515      13.206832         1,221,826
Putnam Equity Income --
 Class IB.....................       1.75%            41,304      13.195832           545,035

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                                   UNITS
                                   FEES          OWNED BY           UNIT          CONTRACT
                                 (NOTE 3)      PARTICIPANTS       PRICE #        LIABILITY
                                -----------  -----------------  ------------  ----------------
Putnam Equity Income --
 Class IB.....................       1.85%            15,306     $13.173860    $      201,644
Putnam Equity Income --
 Class IB.....................       1.90%             7,432      13.162865            97,824
Putnam Equity Income --
 Class IB.....................       1.95%               789      13.151909            10,371
Putnam Equity Income --
 Class IB.....................       2.00%            25,746      13.140937           338,324
Putnam Equity Income --
 Class IB.....................       2.05%             7,804      13.129992           102,464
Putnam Equity Income --
 Class IB.....................       2.15%             9,537      13.108119           125,015
Putnam Equity Income --
 Class IB.....................       2.20%             6,270      13.097194            82,122
Putnam Equity Income --
 Class IB.....................       2.30%             2,854      13.075381            37,316
Putnam Equity Income --
 Class IB.....................       2.35%             6,873      13.064493            89,789
Putnam Equity Income --
 Class IB.....................       2.45%             1,451      13.047057            18,928
Salomon Brothers Variable All
 Cap Fund -- Class ...........       1.40%           831,850       1.300004         1,081,409
Salomon Brothers Variable All
 Cap Fund -- Class ...........       1.55%            48,439       1.290254            62,499
Salomon Brothers Variable High
 Yield Bond Fund -- Class ....       1.40%            82,937       1.459055           121,010
Salomon Brothers Variable
 Investors Fund -- Class .....       1.40%           463,500       1.183257           548,440
Salomon Brothers Variable
 Investors Fund -- Class .....       1.55%             2,007       1.174341             2,357
Salomon Brothers Variable
 Total Return Fund --
 Class .......................       1.40%            79,888       1.180317            94,293
Salomon Brothers Variable
 Total Return Fund --
 Class .......................       1.55%             1,976       1.171456             2,315
                                                                               --------------
    SUB-TOTAL.................                                                 $6,222,504,223
                                                                               --------------
ANNUITY CONTRACTS IN THE
 ANNUITY PERIOD:
Putnam Mid Cap Value --
 Class IA.....................       1.40%               327      14.617626             4,779
Putnam American Government
 Income -- Class IA...........       1.40%             8,174      12.767954           104,365
Putnam American Government
 Income -- Class IB...........       1.40%             3,778      12.451495            47,038
Putnam Capital Appreciation --
 Class IA.....................       1.40%             5,129       8.687510            44,559
Putnam Diversified Income --
 Class IA.....................       1.40%            24,635      16.994683           418,665
Putnam Diversified Income --
 Class IB.....................       1.40%             7,247      16.738554           121,308
Putnam Global Asset Allocation
 -- Class IA..................       1.40%            25,050      31.681513           793,622
Putnam Global Asset Allocation
 -- Class IB..................       1.40%             8,311       9.742213            80,970
Putnam Global Equity --
 Class IA.....................       1.40%            52,497      21.511967         1,129,323
Putnam Growth and Income --
 Class IA.....................       1.40%           127,336      49.863022         6,349,338
Putnam Growth and Income --
 Class IB.....................       1.25%                33      11.288136               372
Putnam Growth and Income --
 Class IB.....................       1.40%               267      49.179357            13,146
Putnam Health Sciences --
 Class IA.....................       1.40%             4,155      10.912956            45,347
Putnam High Yield --
 Class IA.....................       1.40%            20,550      30.793809           632,798
Putnam High Yield --
 Class IB.....................       1.40%               609      30.358297            18,503
Putnam Income -- Class IA.....       1.40%            40,799      26.404081         1,077,261
Putnam Income -- Class IB.....       1.25%               111      12.835469             1,419
Putnam Income -- Class IB.....       1.35%             3,090      26.082831            80,600
Putnam Income -- Class IB.....       1.40%             2,604      26.041553            67,819
Putnam International Growth
 and Income -- Class IA.......       1.40%             9,280      17.247504           160,052
Putnam International Equity --
 Class IA.....................       1.40%             7,336      17.612782           129,215
Putnam International Equity --
 Class IB.....................       1.40%             4,483       8.133595            36,463
Putnam International New
 Opportunities -- Class IA....       1.40%             3,236      12.083910            39,098
Putnam Investors --
 Class IA.....................       0.95%             1,063       7.995115             8,501
Putnam Investors --
 Class IA.....................       1.40%            15,596       9.231682           143,980
Putnam Investors --
 Class IB.....................       1.40%             2,181       9.102462            19,856
Putnam Money Market --
 Class IA.....................       1.40%           211,696       1.687435           357,224
Putnam Money Market --
 Class IB.....................       1.25%               382       1.053365               403

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                                                   UNITS
                                   FEES          OWNED BY           UNIT          CONTRACT
                                 (NOTE 3)      PARTICIPANTS       PRICE #        LIABILITY
                                -----------  -----------------  ------------  ----------------
Putnam New Opportunities --
 Class IA.....................       1.40%            18,703     $20.439328    $      382,279
Putnam New Value --
 Class IA.....................       1.40%             9,119      18.493518           168,644
Putnam OTC & Emerging Growth
 -- Class IA..................       1.40%             1,493       5.576445             8,325
Putnam Research --
 Class IA.....................       1.40%             2,693      12.365746            33,303
Putnam Research --
 Class IB.....................       1.25%               101       8.109691               815
Putnam Small Cap Value --
 Class IA.....................       1.40%             7,318      21.947534           160,614
Putnam Small Cap Value --
 Class IB.....................       1.40%             1,016      20.657588            20,979
Putnam The George Putnam Fund
 of Boston -- Class IA........       1.40%            17,190      12.082500           207,704
Putnam Utilities Growth and
 Income -- Class IA...........       1.40%            32,259      22.161934           714,914
Putnam Utilities Growth and
 Income -- Class IB...........       1.25%                88       9.774160               861
Putnam Vista -- Class IA......       1.40%             4,945      14.214934            70,296
Putnam Voyager -- Class IA....       1.40%            61,590      50.896367         3,134,713
Putnam Voyager -- Class IB....       1.40%               237      50.188680            11,919
Putnam Voyager -- Class IB....       1.40%             6,361       5.504238            35,012
Putnam Discovery Growth --
 Class IA.....................       1.40%             5,299       5.197905            27,543
Putnam Equity Income --
 Class IA.....................       1.40%             2,534      13.344524            33,821
                                                                               --------------
    SUB-TOTAL.................                                                 $   16,937,766
                                                                               --------------
GRAND TOTAL...................                                                 $6,239,441,989
                                                                               ==============

  #  Rounded unit prices

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004

                                             PUTNAM
                                            AMERICAN       PUTNAM
                              PUTNAM       GOVERNMENT     CAPITAL
                           MID CAP VALUE     INCOME     APPRECIATION
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  ------------  ------------
INVESTMENT INCOME:
  Dividends..............   $   62,065    $ 3,995,627    $  --
                            ----------    -----------    ----------
EXPENSE:
  Mortality and expense
   undertakings..........     (178,813)    (1,160,638)     (151,990)
                            ----------    -----------    ----------
    Net investment income
     (loss)..............     (116,748)     2,834,989      (151,990)
                            ----------    -----------    ----------
CAPITAL GAINS INCOME
 (LOSS)..................      --           1,496,954       --
                            ----------    -----------    ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        8,092         95,261         8,748
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    2,150,385     (3,056,523)    1,633,913
                            ----------    -----------    ----------
    Net gain (loss) on
     investments.........    2,158,477     (2,961,262)    1,642,661
                            ----------    -----------    ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $2,041,729    $ 1,370,681    $1,490,671
                            ==========    ===========    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                             PUTNAM        PUTNAM                       PUTNAM        PUTNAM
                           DIVERSIFIED  GLOBAL ASSET     PUTNAM       GROWTH AND      GROWTH          PUTNAM           PUTNAM
                             INCOME      ALLOCATION   GLOBAL EQUITY     INCOME     OPPORTUNITIES  HEALTH SCIENCES    HIGH YIELD
                           SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  ------------  -------------  ------------  -------------  ---------------  --------------
INVESTMENT INCOME:
  Dividends..............  $20,294,248  $ 5,214,291   $  5,631,232   $ 36,943,785   $    21,021     $  309,296      $ 19,717,880
                           -----------  -----------   ------------   ------------   -----------     ----------      ------------
EXPENSE:
  Mortality and expense
   undertakings..........   (2,695,921)  (2,032,068)    (3,078,933)   (25,276,933)     (215,208)      (985,426)       (2,813,870)
                           -----------  -----------   ------------   ------------   -----------     ----------      ------------
    Net investment income
     (loss)..............   17,598,327    3,182,223      2,552,299     11,666,852      (194,187)      (676,130)       16,904,010
                           -----------  -----------   ------------   ------------   -----------     ----------      ------------
CAPITAL GAINS INCOME
 (LOSS)..................      --           --             --             --            --             --               --
                           -----------  -----------   ------------   ------------   -----------     ----------      ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........   (2,424,154)     387,795    (20,016,271)    96,009,076    (3,875,267)       672,907       (13,806,096)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    1,332,482    8,514,211     45,810,880     79,600,386     4,041,742      4,160,958        16,850,741
                           -----------  -----------   ------------   ------------   -----------     ----------      ------------
    Net gain (loss) on
     investments.........   (1,091,672)   8,902,006     25,794,609    175,609,462       166,475      4,833,865         3,044,645
                           -----------  -----------   ------------   ------------   -----------     ----------      ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $16,506,655  $12,084,229   $ 28,346,908   $187,276,314   $   (27,712)    $4,157,735      $ 19,948,655
                           ===========  ===========   ============   ============   ===========     ==========      ============

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                             PUTNAM
                                          INTERNATIONAL     PUTNAM
                              PUTNAM       GROWTH AND    INTERNATIONAL
                              INCOME         INCOME         EQUITY
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -------------
INVESTMENT INCOME:
  Dividends..............   $16,448,070    $ 1,241,084    $ 2,513,984
                            -----------    -----------    -----------
EXPENSE:
  Mortality and expense
   undertakings..........    (4,770,696)    (1,094,520)    (1,889,994)
                            -----------    -----------    -----------
    Net investment income
     (loss)..............    11,677,374        146,564        623,990
                            -----------    -----------    -----------
CAPITAL GAINS INCOME
 (LOSS)..................       --             --             --
                            -----------    -----------    -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       962,447        (29,519)    (8,278,726)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       (99,749)    15,928,935     28,296,914
                            -----------    -----------    -----------
    Net gain (loss) on
     investments.........       862,698     15,899,416     20,018,188
                            -----------    -----------    -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $12,540,072    $16,045,980    $20,642,178
                            ===========    ===========    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                                PUTNAM                                                                              PUTNAM
                             INTERNATIONAL        PUTNAM          PUTNAM          PUTNAM           PUTNAM       OTC & EMERGING
                           NEW OPPORTUNITIES     INVESTORS     MONEY MARKET  NEW OPPORTUNITIES    NEW VALUE         GROWTH
                              SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  ---------------  ------------  -----------------  -------------  -----------------
INVESTMENT INCOME:
  Dividends..............     $  464,367       $  1,148,641    $ 1,432,668     $   --            $ 1,659,280     $   --
                              ----------       ------------    -----------     ------------      -----------     ------------
EXPENSE:
  Mortality and expense
   undertakings..........       (468,118)        (2,117,401)    (2,075,805)      (5,236,989)      (2,014,621)        (357,634)
                              ----------       ------------    -----------     ------------      -----------     ------------
    Net investment income
     (loss)..............         (3,751)          (968,760)      (643,137)      (5,236,989)        (355,341)        (357,634)
                              ----------       ------------    -----------     ------------      -----------     ------------
CAPITAL GAINS INCOME
 (LOSS)..................       --                 --              --              --                --              --
                              ----------       ------------    -----------     ------------      -----------     ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (119,923)       (10,528,034)       --           (18,136,938)         957,031      (18,047,873)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      4,318,215         29,455,779        --            58,036,402       20,852,343       20,213,808
                              ----------       ------------    -----------     ------------      -----------     ------------
    Net gain (loss) on
     investments.........      4,198,292         18,927,745        --            39,899,464       21,809,374        2,165,935
                              ----------       ------------    -----------     ------------      -----------     ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $4,194,541       $ 17,958,985    $  (643,137)    $ 34,662,475      $21,454,033     $  1,808,301
                              ==========       ============    ===========     ============      ===========     ============


                              PUTNAM
                             RESEARCH
                            SUB-ACCOUNT
                           -------------
INVESTMENT INCOME:
  Dividends..............   $    74,636
                            -----------
EXPENSE:
  Mortality and expense
   undertakings..........      (630,291)
                            -----------
    Net investment income
     (loss)..............      (555,655)
                            -----------
CAPITAL GAINS INCOME
 (LOSS)..................       --
                            -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (3,069,501)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     6,455,211
                            -----------
    Net gain (loss) on
     investments.........     3,385,710
                            -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ 2,830,055
                            ===========

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                             PUTNAM
                              PUTNAM       THE GEORGE         PUTNAM
                             SMALL CAP     PUTNAM FUND   UTILITIES GROWTH     PUTNAM
                               VALUE        OF BOSTON       AND INCOME         VISTA
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  -------------  ----------------  -------------
INVESTMENT INCOME:
  Dividends..............   $   724,908    $ 3,613,416     $ 4,076,998      $   --
                            -----------    -----------     -----------      -----------
EXPENSE:
  Mortality and expense
   undertakings..........    (1,774,756)    (2,130,946)     (2,068,725)      (1,388,764)
                            -----------    -----------     -----------      -----------
    Net investment income
     (loss)..............    (1,049,848)     1,482,470       2,008,273       (1,388,764)
                            -----------    -----------     -----------      -----------
CAPITAL GAINS INCOME
 (LOSS)..................       --             --             --                --
                            -----------    -----------     -----------      -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     1,005,060        484,647         900,164       (9,391,621)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    31,600,464      9,396,104      27,882,801       28,303,547
                            -----------    -----------     -----------      -----------
    Net gain (loss) on
     investments.........    32,605,524      9,880,751      28,782,965       18,911,926
                            -----------    -----------     -----------      -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $31,555,676    $11,363,221     $30,791,238      $17,523,162
                            ===========    ===========     ===========      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                                             PUTNAM        PUTNAM                     SALOMON BROTHERS   SALOMON BROTHERS
                               PUTNAM       DISCOVERY      CAPITAL        PUTNAM        VARIABLE ALL    VARIABLE HIGH YIELD
                              VOYAGER        GROWTH     OPPORTUNITIES  EQUITY INCOME      CAP FUND           BOND FUND
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT
                           --------------  -----------  -------------  -------------  ----------------  -------------------
INVESTMENT INCOME:
  Dividends..............   $  4,824,958    $  --         $ 20,643      $   27,276        $  6,000            $ 7,358
                            ------------    ---------     --------      ----------        --------            -------
EXPENSE:
  Mortality and expense
   undertakings..........    (12,868,138)    (114,766)     (48,515)       (305,812)        (17,413)            (1,788)
                            ------------    ---------     --------      ----------        --------            -------
    Net investment income
     (loss)..............     (8,043,180)    (114,766)     (27,872)       (278,536)        (11,413)             5,570
                            ------------    ---------     --------      ----------        --------            -------
CAPITAL GAINS INCOME
 (LOSS)..................       --             --          208,776         --              --                --
                            ------------    ---------     --------      ----------        --------            -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (27,864,171)      (1,789)     (19,842)          7,657          23,393                173
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     71,937,221      587,696      492,586       2,977,857          66,785              6,133
                            ------------    ---------     --------      ----------        --------            -------
    Net gain (loss) on
     investments.........     44,073,050      585,907      472,744       2,985,514          90,178              6,306
                            ------------    ---------     --------      ----------        --------            -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ 36,029,870    $ 471,141     $653,648      $2,706,978        $ 78,765            $11,876
                            ============    =========     ========      ==========        ========            =======

                            SALOMON BROTHERS   SALOMON BROTHERS
                           VARIABLE INVESTORS   VARIABLE TOTAL
                                  FUND           RETURN FUND
                              SUB-ACCOUNT        SUB-ACCOUNT
                           ------------------  ----------------
INVESTMENT INCOME:
  Dividends..............        $ 7,520           $ 1,732
                                 -------           -------
EXPENSE:
  Mortality and expense
   undertakings..........         (6,646)           (1,464)
                                 -------           -------
    Net investment income
     (loss)..............            874               268
                                 -------           -------
CAPITAL GAINS INCOME
 (LOSS)..................       --                   1,753
                                 -------           -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          1,378             3,710
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         42,773             2,792
                                 -------           -------
    Net gain (loss) on
     investments.........         44,151             6,502
                                 -------           -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $45,025           $ 8,523
                                 =======           =======

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2004

                                             PUTNAM
                                            AMERICAN       PUTNAM
                              PUTNAM       GOVERNMENT     CAPITAL
                           MID CAP VALUE     INCOME     APPRECIATION
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  ------------  ------------
OPERATIONS:
  Net investment income
   (loss)................   $  (116,748)  $  2,834,989  $  (151,990)
  Capital gains income...       --           1,496,954      --
  Net realized gain
   (loss) on security
   transactions..........         8,092         95,261        8,748
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     2,150,385     (3,056,523)   1,633,913
                            -----------   ------------  -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     2,041,729      1,370,681    1,490,671
                            -----------   ------------  -----------
UNIT TRANSACTIONS:
  Purchases..............       776,123        936,884      406,238
  Net transfers..........     9,360,289    (20,592,063)   2,259,000
  Surrenders for benefit
   payments and fees.....    (2,559,212)   (19,547,626)  (2,234,350)
  Net annuity
   transactions..........         3,951         56,830       29,878
                            -----------   ------------  -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     7,581,151    (39,145,975)     460,766
                            -----------   ------------  -----------
  Net increase (decrease)
   in net assets.........     9,622,880    (37,775,294)   1,951,437
NET ASSETS:
  Beginning of year......     8,687,567    116,099,030   11,206,474
                            -----------   ------------  -----------
  End of year............   $18,310,447   $ 78,323,736  $13,157,911
                            ===========   ============  ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                              PUTNAM        PUTNAM                        PUTNAM         PUTNAM
                           DIVERSIFIED   GLOBAL ASSET     PUTNAM        GROWTH AND       GROWTH          PUTNAM          PUTNAM
                              INCOME      ALLOCATION   GLOBAL EQUITY      INCOME      OPPORTUNITIES  HEALTH SCIENCES   HIGH YIELD
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  ------------  -------------  --------------  -------------  ---------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $ 17,598,327  $  3,182,223  $  2,552,299   $   11,666,852   $  (194,187)   $   (676,130)   $ 16,904,010
  Capital gains income...       --            --            --              --             --             --               --
  Net realized gain
   (loss) on security
   transactions..........    (2,424,154)      387,795   (20,016,271)      96,009,076    (3,875,267)        672,907     (13,806,096)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     1,332,482     8,514,211    45,810,880       79,600,386     4,041,742       4,160,958      16,850,741
                           ------------  ------------  ------------   --------------   -----------    ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    16,506,655    12,084,229    28,346,908      187,276,314       (27,712)      4,157,735      19,948,655
                           ------------  ------------  ------------   --------------   -----------    ------------    ------------
UNIT TRANSACTIONS:
  Purchases..............     2,813,185     1,257,500     1,361,137       11,340,911       300,213         640,862       2,119,834
  Net transfers..........     6,447,191     1,294,527    (7,602,093)     (32,044,035)     (764,988)     (3,906,901)     (5,854,656)
  Surrenders for benefit
   payments and fees.....   (39,215,537)  (28,659,652)  (39,321,289)    (336,429,268)   (2,646,451)    (10,751,963)    (40,159,211)
  Net annuity
   transactions..........        85,861      (199,375)     (255,200)          63,716       --                4,214         (71,852)
                           ------------  ------------  ------------   --------------   -----------    ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (29,869,300)  (26,307,000)  (45,817,445)    (357,068,676)   (3,111,226)    (14,013,788)    (43,965,885)
                           ------------  ------------  ------------   --------------   -----------    ------------    ------------
  Net increase (decrease)
   in net assets.........   (13,362,645)  (14,222,771)  (17,470,537)    (169,792,362)   (3,138,938)     (9,856,053)    (24,017,230)
NET ASSETS:
  Beginning of year......   221,011,495   172,923,411   263,396,907    2,147,073,105    18,697,234      84,507,609     241,707,758
                           ------------  ------------  ------------   --------------   -----------    ------------    ------------
  End of year............  $207,648,850  $158,700,640  $245,926,370   $1,977,280,743   $15,558,296    $ 74,651,556    $217,690,528
                           ============  ============  ============   ==============   ===========    ============    ============

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                             PUTNAM
                                          INTERNATIONAL     PUTNAM
                              PUTNAM       GROWTH AND    INTERNATIONAL
                              INCOME         INCOME         EQUITY
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $ 11,677,374   $    146,564   $    623,990
  Capital gains income...       --             --             --
  Net realized gain
   (loss) on security
   transactions..........       962,447        (29,519)    (8,278,726)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       (99,749)    15,928,935     28,296,914
                           ------------   ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    12,540,072     16,045,980     20,642,178
                           ------------   ------------   ------------
UNIT TRANSACTIONS:
  Purchases..............     4,671,918      1,773,359      2,342,184
  Net transfers..........   (10,024,661)    10,880,680     (1,419,253)
  Surrenders for benefit
   payments and fees.....   (68,963,663)   (14,111,962)   (21,653,215)
  Net annuity
   transactions..........       176,470         39,613         37,815
                           ------------   ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (74,139,936)    (1,418,310)   (20,692,469)
                           ------------   ------------   ------------
  Net increase (decrease)
   in net assets.........   (61,599,864)    14,627,670        (50,291)
NET ASSETS:
  Beginning of year......   411,195,947     83,210,972    155,307,999
                           ------------   ------------   ------------
  End of year............  $349,596,083   $ 97,838,642   $155,257,708
                           ============   ============   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                                PUTNAM                                                                                PUTNAM
                             INTERNATIONAL        PUTNAM          PUTNAM           PUTNAM            PUTNAM       OTC & EMERGING
                           NEW OPPORTUNITIES    INVESTORS      MONEY MARKET   NEW OPPORTUNITIES    NEW VALUE          GROWTH
                              SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  --------------  --------------  -----------------  --------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................     $    (3,751)     $   (968,760)   $   (643,137)    $ (5,236,989)     $   (355,341)    $   (357,634)
  Capital gains income...        --                --              --               --                --               --
  Net realized gain
   (loss) on security
   transactions..........        (119,923)      (10,528,034)       --            (18,136,938)          957,031      (18,047,873)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       4,318,215        29,455,779        --             58,036,402        20,852,343       20,213,808
                              -----------      ------------    ------------     ------------      ------------     ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       4,194,541        17,958,985        (643,137)      34,662,475        21,454,033        1,808,301
                              -----------      ------------    ------------     ------------      ------------     ------------
UNIT TRANSACTIONS:
  Purchases..............         305,199         1,883,481       3,154,158        3,596,287         3,987,993          358,202
  Net transfers..........        (307,477)       (5,895,485)       (296,555)     (23,587,784)       17,789,245       (2,127,168)
  Surrenders for benefit
   payments and fees.....      (5,416,516)      (21,123,946)    (89,778,669)     (63,849,373)      (27,063,847)      (3,465,126)
  Net annuity
   transactions..........          12,387           (17,331)        (27,355)        (138,161)           39,517           (8,718)
                              -----------      ------------    ------------     ------------      ------------     ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (5,406,407)      (25,153,281)    (86,948,421)     (83,979,031)       (5,247,092)      (5,242,810)
                              -----------      ------------    ------------     ------------      ------------     ------------
  Net increase (decrease)
   in net assets.........      (1,211,866)       (7,194,296)    (87,591,558)     (49,316,556)       16,206,941       (3,434,509)
NET ASSETS:
  Beginning of year......      39,507,831       175,786,814     218,309,887      455,224,059       156,499,163       30,939,657
                              -----------      ------------    ------------     ------------      ------------     ------------
  End of year............     $38,295,965      $168,592,518    $130,718,329     $405,907,503      $172,706,104     $ 27,505,148
                              ===========      ============    ============     ============      ============     ============


                              PUTNAM
                             RESEARCH
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment income
   (loss)................   $  (555,655)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........    (3,069,501)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     6,455,211
                            -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     2,830,055
                            -----------
UNIT TRANSACTIONS:
  Purchases..............     1,628,831
  Net transfers..........    (1,705,194)
  Surrenders for benefit
   payments and fees.....    (7,221,476)
  Net annuity
   transactions..........        15,611
                            -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (7,282,228)
                            -----------
  Net increase (decrease)
   in net assets.........    (4,452,173)
NET ASSETS:
  Beginning of year......    52,544,082
                            -----------
  End of year............   $48,091,909
                            ===========

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                               PUTNAM
                                             THE GEORGE         PUTNAM
                               PUTNAM        PUTNAM FUND   UTILITIES GROWTH     PUTNAM
                           SMALL CAP VALUE    OF BOSTON       AND INCOME         VISTA
                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  -------------  ----------------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $ (1,049,848)   $  1,482,470     $  2,008,273    $ (1,388,764)
  Capital gains income...       --               --              --               --
  Net realized gain
   (loss) on security
   transactions..........      1,005,060         484,647          900,164      (9,391,621)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     31,600,464       9,396,104       27,882,801      28,303,547
                            ------------    ------------     ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     31,555,676      11,363,221       30,791,238      17,523,162
                            ------------    ------------     ------------    ------------
UNIT TRANSACTIONS:
  Purchases..............      2,251,940       1,791,904          694,179       1,270,162
  Net transfers..........     17,257,638      10,172,399          799,932         744,401
  Surrenders for benefit
   payments and fees.....    (20,060,641)    (27,736,716)     (26,183,289)    (15,675,090)
  Net annuity
   transactions..........         32,394           7,114          210,396          34,168
                            ------------    ------------     ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (518,669)    (15,765,299)     (24,478,782)    (13,626,359)
                            ------------    ------------     ------------    ------------
  Net increase (decrease)
   in net assets.........     31,037,007      (4,402,078)       6,312,456       3,896,803
NET ASSETS:
  Beginning of year......    129,293,463     172,195,103      168,349,660     112,083,859
                            ------------    ------------     ------------    ------------
  End of year............   $160,330,470    $167,793,025     $174,662,116    $115,980,662
                            ============    ============     ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                                               PUTNAM        PUTNAM                     SALOMON BROTHERS   SALOMON BROTHERS
                               PUTNAM        DISCOVERY       CAPITAL        PUTNAM        VARIABLE ALL    VARIABLE HIGH YIELD
                               VOYAGER         GROWTH     OPPORTUNITIES  EQUITY INCOME      CAP FUND           BOND FUND
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT
                           ---------------  ------------  -------------  -------------  ----------------  -------------------
OPERATIONS:
  Net investment income
   (loss)................  $   (8,043,180)  $  (114,766)   $  (27,872)    $  (278,536)     $  (11,413)         $  5,570
  Capital gains income...        --             --            208,776         --             --                --
  Net realized gain
   (loss) on security
   transactions..........     (27,864,171)       (1,789)      (19,842)          7,657          23,393               173
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      71,937,221       587,696       492,586       2,977,857          66,785             6,133
                           --------------   -----------    ----------     -----------      ----------          --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      36,029,870       471,141       653,648       2,706,978          78,765            11,876
                           --------------   -----------    ----------     -----------      ----------          --------
UNIT TRANSACTIONS:
  Purchases..............       7,705,694       173,168       136,977         989,502          20,606               200
  Net transfers..........     (37,253,727)     (404,848)    3,632,639      15,673,857          59,924               721
  Surrenders for benefit
   payments and fees.....    (161,683,132)     (980,392)     (625,965)     (5,135,713)       (427,586)          (90,688)
  Net annuity
   transactions..........        (796,979)       (1,695)      --               32,691        --                --
                           --------------   -----------    ----------     -----------      ----------          --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (192,028,144)   (1,213,767)    3,143,651      11,560,337        (347,056)          (89,767)
                           --------------   -----------    ----------     -----------      ----------          --------
  Net increase (decrease)
   in net assets.........    (155,998,274)     (742,626)    3,797,299      14,267,315        (268,291)          (77,891)
NET ASSETS:
  Beginning of year......   1,128,032,908     9,419,478     2,253,453      15,974,854       1,412,199           198,901
                           --------------   -----------    ----------     -----------      ----------          --------
  End of year............  $  972,034,634   $ 8,676,852    $6,050,752     $30,242,169      $1,143,908          $121,010
                           ==============   ===========    ==========     ===========      ==========          ========

                            SALOMON BROTHERS   SALOMON BROTHERS
                           VARIABLE INVESTORS   VARIABLE TOTAL
                                  FUND           RETURN FUND
                              SUB-ACCOUNT        SUB-ACCOUNT
                           ------------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................       $    874           $    268
  Capital gains income...       --                    1,753
  Net realized gain
   (loss) on security
   transactions..........          1,378              3,710
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         42,773              2,792
                                --------           --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         45,025              8,523
                                --------           --------
UNIT TRANSACTIONS:
  Purchases..............          2,525                200
  Net transfers..........         36,580             (4,989)
  Surrenders for benefit
   payments and fees.....        (92,455)           (63,144)
  Net annuity
   transactions..........       --                  --
                                --------           --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (53,350)           (67,933)
                                --------           --------
  Net increase (decrease)
   in net assets.........         (8,325)           (59,410)
NET ASSETS:
  Beginning of year......        559,122            156,018
                                --------           --------
  End of year............       $550,797           $ 96,608
                                ========           ========

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                PUTNAM
                                               AMERICAN        PUTNAM
                               PUTNAM         GOVERNMENT      CAPITAL
                            MID CAP VALUE       INCOME      APPRECIATION
                           SUB-ACCOUNT (A)   SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  --------------  ------------
OPERATIONS:
  Net investment
   income................    $   36,608      $  5,684,864   $   (92,975)
  Capital gains income...       --               --             --
  Net realized gain
   (loss) on security
   transactions..........          (194)         (400,045)      (32,569)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       815,599        (4,625,583)    1,683,441
                             ----------      ------------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       852,013           659,236     1,557,897
                             ----------      ------------   -----------
UNIT TRANSACTIONS:
  Purchases..............       789,101         2,478,486       673,843
  Net transfers..........     7,405,289       (39,695,238)    4,768,771
  Surrenders for benefit
   payments and fees.....      (358,836)      (36,743,726)   (1,043,077)
  Net annuity
   transactions..........       --                    448         6,994
                             ----------      ------------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     7,835,554       (73,960,030)    4,406,531
                             ----------      ------------   -----------
  Net increase (decrease)
   in net assets.........     8,687,567       (73,300,794)    5,964,428
NET ASSETS:
  Beginning of year......       --            189,399,824     5,242,046
                             ----------      ------------   -----------
  End of year............    $8,687,567      $116,099,030   $11,206,474
                             ==========      ============   ===========

(a)  From inception, March 27, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________

                              PUTNAM        PUTNAM                        PUTNAM         PUTNAM
                           DIVERSIFIED   GLOBAL ASSET     PUTNAM        GROWTH AND       GROWTH          PUTNAM          PUTNAM
                              INCOME      ALLOCATION   GLOBAL EQUITY      INCOME      OPPORTUNITIES  HEALTH SCIENCES   HIGH YIELD
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  ------------  -------------  --------------  -------------  ---------------  -------------
OPERATIONS:
  Net investment
   income................  $ 16,809,430  $  4,984,183  $     47,903   $   17,431,303   $  (216,191)   $   (395,845)   $ 21,407,190
  Capital gains income...       --            --            --              --             --             --               --
  Net realized gain
   (loss) on security
   transactions..........    (1,557,532)   (3,809,266)  (50,263,549)     (14,938,671)     (962,592)     (1,010,736)       (653,840)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    21,987,381    30,643,287   111,852,717      469,139,108     4,538,647      14,502,145      31,008,890
                           ------------  ------------  ------------   --------------   -----------    ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    37,239,279    31,818,204    61,637,071      471,631,740     3,359,864      13,095,564      51,762,240
                           ------------  ------------  ------------   --------------   -----------    ------------    ------------
UNIT TRANSACTIONS:
  Purchases..............     6,465,328     1,182,690     1,803,946       15,288,222       474,820       1,548,665       3,762,466
  Net transfers..........     9,273,703    (6,968,477)  (18,437,911)     (84,361,087)    2,017,843      (4,520,264)     14,528,305
  Surrenders for benefit
   payments and fees.....   (38,850,090)  (27,735,100)  (37,263,528)    (312,850,877)   (2,262,952)    (11,107,301)    (38,721,654)
  Net annuity
   transactions..........      (127,926)     (253,474)     (298,398)      (1,276,933)         (322)        (14,312)       (189,678)
                           ------------  ------------  ------------   --------------   -----------    ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (23,238,985)  (33,774,361)  (54,195,891)    (383,200,675)      229,389     (14,093,212)    (20,620,561)
                           ------------  ------------  ------------   --------------   -----------    ------------    ------------
  Net increase (decrease)
   in net assets.........    14,000,294    (1,956,157)    7,441,180       88,431,065     3,589,253        (997,648)     31,141,679
NET ASSETS:
  Beginning of year......   207,011,201   174,879,568   255,955,727    2,058,642,040    15,107,981      85,505,257     210,566,079
                           ------------  ------------  ------------   --------------   -----------    ------------    ------------
  End of year............  $221,011,495  $172,923,411  $263,396,907   $2,147,073,105   $18,697,234    $ 84,507,609    $241,707,758
                           ============  ============  ============   ==============   ===========    ============    ============

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                             PUTNAM
                                          INTERNATIONAL      PUTNAM
                              PUTNAM       GROWTH AND     INTERNATIONAL
                              INCOME         INCOME          EQUITY
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT (B)
                           -------------  -------------  ---------------
OPERATIONS:
  Net investment
   income................  $ 17,141,377   $    359,611    $   (230,624)
  Capital gains income...       --             --             --
  Net realized gain
   (loss) on security
   transactions..........      (276,421)    (4,522,096)    (11,700,291)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    (1,578,939)    27,341,778      46,482,908
                           ------------   ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    15,286,017     23,179,293      34,551,993
                           ------------   ------------    ------------
UNIT TRANSACTIONS:
  Purchases..............     9,980,983      1,045,363       4,418,403
  Net transfers..........   (23,695,443)    (2,635,648)     (7,963,719)
  Surrenders for benefit
   payments and fees.....   (79,093,531)   (10,124,341)    (17,732,154)
  Net annuity
   transactions..........      (188,153)       (27,488)        (26,589)
                           ------------   ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (92,996,144)   (11,742,114)    (21,304,059)
                           ------------   ------------    ------------
  Net increase (decrease)
   in net assets.........   (77,710,127)    11,437,179      13,247,934
NET ASSETS:
  Beginning of year......   488,906,074     71,773,793     142,060,065
                           ------------   ------------    ------------
  End of year............  $411,195,947   $ 83,210,972    $155,307,999
                           ============   ============    ============

(b) Formerly Putnam VT International Growth Fund Sub-Account. Change effective April 30, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-42 ____________________________________

                                PUTNAM                                                                                 PUTNAM
                             INTERNATIONAL        PUTNAM          PUTNAM            PUTNAM            PUTNAM       OTC & EMERGING
                           NEW OPPORTUNITIES    INVESTORS      MONEY MARKET    NEW OPPORTUNITIES    NEW VALUE          GROWTH
                              SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  --------------  ---------------  -----------------  --------------  -----------------
OPERATIONS:
  Net investment
   income................     $  (237,594)     $   (929,715)   $  (1,376,801)    $ (5,429,124)     $    284,539     $   (343,369)
  Capital gains income...        --                --               --               --                --               --
  Net realized gain
   (loss) on security
   transactions..........      (1,541,649)      (18,234,587)              14      (30,328,381)       (3,420,291)     (10,567,347)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      11,833,173        56,406,822         --            152,335,572        40,824,647       18,719,510
                              -----------      ------------    -------------     ------------      ------------     ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      10,053,930        37,242,520       (1,376,787)     116,578,067        37,688,895        7,808,794
                              -----------      ------------    -------------     ------------      ------------     ------------
UNIT TRANSACTIONS:
  Purchases..............         381,902         4,495,553        6,402,118        5,740,124         2,657,805          471,710
  Net transfers..........      (2,398,271)       (6,719,410)       2,260,687      (26,836,756)        1,977,603        1,970,685
  Surrenders for benefit
   payments and fees.....      (4,434,437)      (20,593,881)    (163,944,566)     (59,065,161)      (20,394,485)      (3,489,058)
  Net annuity
   transactions..........         (10,076)           (7,138)        (112,016)        (197,069)          (12,941)          (8,287)
                              -----------      ------------    -------------     ------------      ------------     ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (6,460,882)      (22,824,876)    (155,393,777)     (80,358,862)      (15,772,018)      (1,054,950)
                              -----------      ------------    -------------     ------------      ------------     ------------
  Net increase (decrease)
   in net assets.........       3,593,048        14,417,644     (156,770,564)      36,219,205        21,916,877        6,753,844
NET ASSETS:
  Beginning of year......      35,914,783       161,369,170      375,080,451      419,004,854       134,582,286       24,185,813
                              -----------      ------------    -------------     ------------      ------------     ------------
  End of year............     $39,507,831      $175,786,814    $ 218,309,887     $455,224,059      $156,499,163     $ 30,939,657
                              ===========      ============    =============     ============      ============     ============


                              PUTNAM
                             RESEARCH
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment
   income................   $  (345,689)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........    (6,518,628)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    17,369,105
                            -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    10,504,788
                            -----------
UNIT TRANSACTIONS:
  Purchases..............     1,405,781
  Net transfers..........    (2,605,701)
  Surrenders for benefit
   payments and fees.....    (6,433,984)
  Net annuity
   transactions..........       (14,425)
                            -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (7,648,329)
                            -----------
  Net increase (decrease)
   in net assets.........     2,856,459
NET ASSETS:
  Beginning of year......    49,687,623
                            -----------
  End of year............   $52,544,082
                            ===========

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                               PUTNAM
                                             THE GEORGE         PUTNAM
                               PUTNAM        PUTNAM FUND   UTILITIES GROWTH     PUTNAM
                           SMALL CAP VALUE    OF BOSTON       AND INCOME         VISTA
                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  -------------  ----------------  -------------
OPERATIONS:
  Net investment
   income................   $   (744,568)   $  2,116,999     $  4,629,401    $ (1,278,254)
  Capital gains income...       --               --              --               --
  Net realized gain
   (loss) on security
   transactions..........     (2,631,789)        202,561       (4,634,182)    (20,643,271)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     44,211,343      21,786,867       33,718,320      49,773,032
                            ------------    ------------     ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     40,834,986      24,106,427       33,713,539      27,851,507
                            ------------    ------------     ------------    ------------
UNIT TRANSACTIONS:
  Purchases..............      1,835,821       2,788,506        1,150,847       1,120,302
  Net transfers..........      9,508,908      14,250,797       (8,228,154)        142,272
  Surrenders for benefit
   payments and fees.....    (15,783,999)    (24,129,730)     (25,422,280)    (13,082,870)
  Net annuity
   transactions..........         26,000         (17,206)        (143,829)        (10,921)
                            ------------    ------------     ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (4,413,270)     (7,107,633)     (32,643,416)    (11,831,217)
                            ------------    ------------     ------------    ------------
  Net increase (decrease)
   in net assets.........     36,421,716      16,998,794        1,070,123      16,020,290
NET ASSETS:
  Beginning of year......     92,871,747     155,196,309      167,279,537      96,063,569
                            ------------    ------------     ------------    ------------
  End of year............   $129,293,463    $172,195,103     $168,349,660    $112,083,859
                            ============    ============     ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-44 ____________________________________

                                                PUTNAM           PUTNAM                        SALOMON BROTHERS
                               PUTNAM          DISCOVERY         CAPITAL          PUTNAM         VARIABLE ALL
                               VOYAGER          GROWTH        OPPORTUNITIES    EQUITY INCOME       CAP FUND
                             SUB-ACCOUNT    SUB-ACCOUNT (D)  SUB-ACCOUNT (E)  SUB-ACCOUNT (F)  SUB-ACCOUNT (C)
                           ---------------  ---------------  ---------------  ---------------  ----------------
OPERATIONS:
  Net investment
   income................  $   (6,618,006)    $  (83,113)      $   34,548       $    24,975       $  (11,672)
  Capital gains income...        --              --               --               --               --
  Net realized gain
   (loss) on security
   transactions..........     (87,158,202)       (27,388)            (209)              312          (54,815)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     326,327,323      1,736,742          158,268         1,411,824          432,451
                           --------------     ----------       ----------       -----------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     232,551,115      1,626,241          192,607         1,437,111          365,964
                           --------------     ----------       ----------       -----------       ----------
UNIT TRANSACTIONS:
  Purchases..............      11,492,921        585,113          244,421         1,466,938            5,378
  Net transfers..........     (53,729,948)     3,199,680        1,867,407        14,198,683           89,777
  Surrenders for benefit
   payments and fees.....    (162,929,319)      (831,858)         (50,982)       (1,127,878)        (152,323)
  Net annuity
   transactions..........        (837,836)        21,252          --               --               --
                           --------------     ----------       ----------       -----------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (206,004,182)     2,974,187        2,060,846        14,537,743          (57,168)
                           --------------     ----------       ----------       -----------       ----------
  Net increase (decrease)
   in net assets.........      26,546,933      4,600,428        2,253,453        15,974,854          308,796
NET ASSETS:
  Beginning of year......   1,101,485,975      4,819,050          --               --              1,103,403
                           --------------     ----------       ----------       -----------       ----------
  End of year............  $1,128,032,908     $9,419,478       $2,253,453       $15,974,854       $1,412,199
                           ==============     ==========       ==========       ===========       ==========

                            SALOMON BROTHERS     SALOMON BROTHERS   SALOMON BROTHERS
                           VARIABLE HIGH YIELD  VARIABLE INVESTORS   VARIABLE TOTAL
                                BOND FUND              FUND           RETURN FUND
                               SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                           -------------------  ------------------  ----------------
OPERATIONS:
  Net investment
   income................       $ 10,111             $  1,378           $  1,181
  Capital gains income...       --                   --                    1,806
  Net realized gain
   (loss) on security
   transactions..........          1,327               (4,683)                23
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         16,299              123,998             11,413
                                --------             --------           --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         27,737              120,693             14,423
                                --------             --------           --------
UNIT TRANSACTIONS:
  Purchases..............          1,700                1,775                200
  Net transfers..........         64,781               36,805             69,625
  Surrenders for benefit
   payments and fees.....        (35,953)              (6,714)              (739)
  Net annuity
   transactions..........       --                   --                  --
                                --------             --------           --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         30,528               31,866             69,086
                                --------             --------           --------
  Net increase (decrease)
   in net assets.........         58,265              152,559             83,509
NET ASSETS:
  Beginning of year......        140,636              406,563             72,509
                                --------             --------           --------
  End of year............       $198,901             $559,122           $156,018
                                ========             ========           ========

(c) Formerly Salomon Brothers Variable Capital Fund Sub-Account. Change effective April 30, 2003.
(d)  Formerly Putnam Voyager II Sub-Account. Change effective April 30, 2003.
(e)  From inception, May 1, 2003 to December 31, 2003.
(f)  From inception, May 1, 2003 to December 31, 2003.

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004

 1.  ORGANIZATION:

    Separate Account Ten (the "Account") is a separate investment account within Hartford Life Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in the various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the Putnam Mid Cap Value, Putnam American Government Income, Putnam Capital Appreciation, Putnam Diversified Income, Putnam Global Asset Allocation, Putnam Global Equity, Putnam Growth and Income, Putnam Growth Opportunities, Putnam Health Sciences, Putnam High Yield, Putnam Income, Putnam International Growth and Income, Putnam International Equity, Putnam International New Opportunities, Putnam Investors, Putnam Money Market, Putnam New Opportunities, Putnam New Value, Putnam OTC & Emerging Growth, Putnam Research, Putnam Small Cap Value, Putnam The George Putnam Fund of Boston, Putnam Utilities Growth and Income, Putnam Vista, Putnam Voyager, Putnam Discovery Growth, Putnam Capital Opportunities, Putnam Equity Income, Salomon Brothers Variable All Cap Fund, Salomon Brothers Variable High Yield Bond Fund, Salomon Brothers Variable Investors Fund, and the Salomon Brothers Variable Total Return Fund.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2004.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day. All unit transactions are executed at fair value.

   d) SECURITY CLASS--Putnam Variable Trust consists of a series of funds, each of which is represented by a separate series of class IA shares and class IB shares.

      Class IA shares are offered at net asset value and are not subject to a distribution fee. 40% of Class IA shares are for Company employees only.

      Class IB shares are offered at net asset value and pay an ongoing distribution fee.

   e) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   f) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

   g) MORTALITY RISK--Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

_____________________________________ SA-46 ____________________________________

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

   a) MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGES--The Company, will make deductions at a maximum annual rate of 1.50% of the contract's value for the mortality and expense risks, which the Company undertakes. The Company also provides administrative services and receives a maximum annual fee of 0.20% of the Account's average daily net assets.

   b) DEDUCTION OF OTHER FEES--Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts. In addition, certain other charges may apply based on the characteristics of the underlying contract. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   c) COST OF INSURANCE--In accordance with terms of the policies, the Company accesses deductions for the costs of insurance charges to cover the Company's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charges may also vary.

   d) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum annual rate of 3.5% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of charges in net assets.

   e) ANNUAL MAINTENANCE FEE--An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

 4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2004 were as follows:

                                           PURCHASES       PROCEEDS
FUND                                        AT COST       FROM SALES
----                                      ------------  --------------
Putnam Mid Cap Value....................  $ 11,479,038  $    4,014,633
Putnam American Government Income.......     7,950,240      42,764,337
Putnam Capital Appreciation.............     3,533,685       3,224,902
Putnam Diversified Income...............    25,018,659      37,289,615
Putnam Global Asset Allocation..........     6,654,749      29,779,520
Putnam Global Equity....................     6,050,861      49,316,025
Putnam Growth and Income................    42,052,520     387,454,209
Putnam Growth Opportunities.............     1,627,510       4,932,924
Putnam Health Sciences..................     1,564,166      16,254,074
Putnam High Yield.......................    32,267,331      59,329,209
Putnam Income...........................    23,720,317      86,182,720
Putnam International Growth and
 Income.................................    10,304,495      11,576,206
Putnam International Equity.............     7,230,706      27,299,226
Putnam International New
 Opportunities..........................     2,224,373       7,634,539
Putnam Investors........................     3,891,483      30,013,470
Putnam Money Market.....................    35,740,434     123,334,019
Putnam New Opportunities................     2,432,626      91,648,566
Putnam New Value........................    16,807,641      22,410,025
Putnam OTC & Emerging Growth............     2,056,025       7,656,490
Putnam Research.........................     3,210,079      11,047,967
Putnam Small Cap Value..................    20,567,302      22,135,810
Putnam The George Putnam Fund of
 Boston.................................     8,973,825      23,256,689
Putnam Utilities Growth and Income......     6,196,977      28,667,482
Putnam Vista............................     3,934,962      18,950,135
Putnam Voyager..........................    10,254,442     210,325,680
Putnam Discovery Growth.................     1,138,909       2,467,432
Putnam Capital Opportunities............     4,641,896       1,317,341
Putnam Equity Income....................    14,665,615       3,383,811
Salomon Brothers Variable All Cap
 Fund...................................        86,568         445,043
Salomon Brothers Variable High Yield
 Bond Fund..............................         8,248          92,445
Salomon Brothers Variable Investors
 Fund...................................        44,587          97,065
Salomon Brothers Variable Total Return
 Fund...................................        14,164          80,076
                                          ------------  --------------
                                          $316,344,433  $1,364,381,685
                                          ============  ==============

_____________________________________ SA-48 ____________________________________

 5.  CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2004 was as follows:

                                       UNITS       UNITS             NET
FUND                                   ISSUED     REDEEMED   INCREASE (DECREASE)
----                                 ----------  ----------  -------------------
Putnam Mid Cap Value...............     877,881     302,298            575,583
Putnam American Government
 Income............................     212,239   3,300,643         (3,088,404)
Putnam Capital Appreciation........     460,490     406,442             54,048
Putnam Diversified Income..........     372,591   2,175,957         (1,803,366)
Putnam Global Asset Allocation.....      86,707     951,741           (865,034)
Putnam Global Equity...............      68,024   2,374,585         (2,306,561)
Putnam Growth and Income...........     406,655   7,938,079         (7,531,424)
Putnam Growth Opportunities........     385,258   1,117,748           (732,490)
Putnam Health Sciences.............     137,062   1,486,187         (1,349,125)
Putnam High Yield..................     685,846   2,194,342         (1,508,496)
Putnam Income......................     508,341   3,220,140         (2,711,799)
Putnam International Growth and
 Income............................     703,332     735,426            (32,094)
Putnam International Equity........     514,390   1,717,785         (1,203,395)
Putnam International New
 Opportunities.....................     197,387     669,091           (471,704)
Putnam Investors...................     433,397   3,349,446         (2,916,049)
Putnam Money Market................  22,458,077  73,625,836        (51,167,759)
Putnam New Opportunities...........     485,236   4,739,158         (4,253,922)
Putnam New Value...................     985,156   1,268,527           (283,371)
Putnam OTC & Emerging Growth.......     475,446   1,466,906           (991,460)
Putnam Research....................     378,137     941,917           (563,780)
Putnam Small Cap Value.............   1,098,521   1,135,477            (36,956)
Putnam The George Putnam Fund of
 Boston............................     507,864   1,864,968         (1,357,104)
Putnam Utilities Growth and
 Income............................     182,697   1,421,820         (1,239,123)
Putnam Vista.......................     432,393   1,469,376         (1,036,983)
Putnam Voyager.....................     788,313   4,296,837         (3,508,524)
Putnam Discovery Growth............     237,776     492,078           (254,302)
Putnam Capital Opportunities.......     325,002      98,347            226,655
Putnam Equity Income...............   1,212,493     267,755            944,738
Salomon Brothers Variable All Cap
 Fund..............................      65,121     346,877           (281,756)
Salomon Brothers Variable High
 Yield Bond Fund...................         679      67,074            (66,395)
Salomon Brothers Variable Investors
 Fund..............................      33,350      82,167            (48,817)
Salomon Brothers Variable Total
 Return Fund.......................       9,509      69,393            (59,884)

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

    The changes in units outstanding for the year ended December 31, 2003 was as follows:

                                       UNITS        UNITS             NET
                                       ISSUED     REDEEMED    INCREASE (DECREASE)
                                     ----------  -----------  -------------------
Putnam Mid Cap Value...............     693,612       14,850            678,762
Putnam American Government
 Income............................   2,267,159    8,146,027         (5,878,868)
Putnam Capital Appreciation........     978,815      357,536            621,279
Putnam Diversified Income..........   1,367,873    2,857,157         (1,489,284)
Putnam Global Asset Allocation.....     153,815    1,417,452         (1,263,637)
Putnam Global Equity...............     226,898    3,495,328         (3,268,430)
Putnam Growth and Income...........     941,982   10,564,135         (9,622,153)
Putnam Growth Opportunities........   1,406,886    1,328,670             78,216
Putnam Health Sciences.............     444,881    1,947,732         (1,502,851)
Putnam High Yield..................   1,378,757    1,974,542           (595,785)
Putnam Income......................   1,325,303    4,793,775         (3,468,472)
Putnam International Growth and
 Income............................   1,213,390    2,617,911         (1,404,521)
Putnam International Equity........     376,377    1,375,758           (999,381)
Putnam International New
 Opportunities.....................     593,371    1,300,581           (707,210)
Putnam Investors...................   1,351,484    4,435,010         (3,083,526)
Putnam Money Market................  61,071,142  152,552,061        (91,480,919)
Putnam New Opportunities...........   1,015,983    5,597,259         (4,581,276)
Putnam New Value...................   1,051,710    2,261,663         (1,209,953)
Putnam OTC & Emerging Growth.......   1,872,154    2,103,501           (231,347)
Putnam Research....................     486,525    1,218,093           (731,568)
Putnam Small Cap Value.............   1,279,720    1,736,133           (456,413)
Putnam The George Putnam Fund of
 Boston............................   1,791,115    2,447,495           (656,380)
Putnam Utilities Growth and
 Income............................     204,765    2,241,569         (2,036,804)
Putnam Vista.......................     632,221    1,788,946         (1,156,725)
Putnam Voyager.....................   1,321,506    5,389,380         (4,067,874)
Putnam Discovery Growth............   1,058,307      415,540            642,767
Putnam Capital Opportunities.......     195,916       21,576            174,340
Putnam Equity Income...............   1,352,651       27,869          1,324,782
Salomon Brothers Variable All Cap
 Fund..............................     343,098      425,427            (82,329)
Salomon Brothers Variable High
 Yield Bond Fund...................      51,281       31,267             20,014
Salomon Brothers Variable Investors
 Fund..............................      53,463       27,163             26,300
Salomon Brothers Variable Total
 Return Fund.......................      66,963          518             66,445

_____________________________________ SA-50 ____________________________________

 6.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                                                                       INVESTMENT
                                                    UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  ----------  ---------
PUTNAM MID CAP VALUE
  2004  Lowest contract charges          1,448   $14.727688   $       21,323    0.95%     --          14.65%
        Highest contract charges           829    14.311135           11,864    2.41%     --          12.65%
        Remaining contract
        charges                      1,252,069      --            18,277,260    --        --          --
  2003  Lowest contract charges            133    12.793254            1,696    0.90%       1.65%     27.93%
        Highest contract charges         3,691    12.708166           46,901    1.53%       2.59%     27.08%
        Remaining contract
        charges                        674,937      --             8,638,970    --        --          --
PUTNAM AMERICAN GOVERNMENT INCOME
  2004  Lowest contract charges         60,943    13.053452          795,514    0.95%       4.12%      1.88%
        Highest contract charges        11,785    12.118004          142,814    2.15%       3.55%      0.48%
        Remaining contract
        charges                      6,072,267      --            77,385,408    --        --          --
  2003  Lowest contract charges         50,387    12.812710          645,595    0.95%       3.93%      0.85%
        Highest contract charges        10,445    12.060602          125,970    2.15%       3.97%     (0.61)%
        Remaining contract
        charges                      9,172,567      --           115,327,465    --        --          --
  2002  Lowest contract charges         49,923    12.705309          634,290    0.94%       2.48%      8.13%
        Highest contract charges         9,303    12.134049          112,879    0.89%     --           2.78%
        Remaining contract
        charges                     15,053,038      --           188,652,655    --        --          --
  2001  Lowest contract charges         30,772    11.750027          361,572    0.92%     --           5.72%
        Highest contract charges        17,309    11.399042          197,306    1.74%     --           4.65%
        Remaining contract
        charges                      5,887,286      --            68,544,599    --        --          --
PUTNAM CAPITAL APPRECIATION
  2004  Lowest contract charges          7,158     8.851955           63,362    0.95%     --          13.93%
        Highest contract charges           615     8.299424            5,102    2.44%     --          11.93%
        Remaining contract
        charges                      1,511,861      --            13,089,447    --        --          --
  2003  Lowest contract charges          6,403     7.769459           49,748    0.95%     --          23.86%
        Highest contract charges         3,472     7.428353           25,790    1.53%     --          16.90%
        Remaining contract
        charges                      1,455,711      --            11,130,936    --        --          --
  2002  Lowest contract charges          3,138     6.272773           19,681    0.94%       0.29%    (22.87)%
        Highest contract charges         8,313     6.134778           50,998    1.70%       1.18%    (23.70)%
        Remaining contract
        charges                        832,859      --             5,171,365    --        --          --
  2001  Lowest contract charges          1,427     8.132348           11,605    0.93%     --         (14.50)%
        Highest contract charges       --          8.060768           25,893    2.17%     --         (15.49)%
        Remaining contract
        charges                        498,581      --             4,006,913    --        --          --

_____________________________________ SA-51 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                       INVESTMENT
                                                    UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  ----------  ---------
PUTNAM DIVERSIFIED INCOME
  2004  Lowest contract charges             60    19.400938            1,164    0.34%       9.17%      9.14%
        Highest contract charges         1,765    13.131361           23,176    2.42%     --           6.56%
        Remaining contract
        charges                     12,362,133      --           207,624,510    --        --          --
  2003  Lowest contract charges             60    17.775542            1,067    0.40%       1.92%     19.79%
        Highest contract charges        10,928    12.052100          131,704    1.53%     --           9.23%
        Remaining contract
        charges                     14,156,338      --           220,878,724    --        --          --
  2002  Lowest contract charges          1,060    14.838695           15,729    0.40%       8.60%      5.77%
        Highest contract charges         1,843    10.283023           18,954    0.84%     --           5.05%
        Remaining contract
        charges                     15,653,703      --           206,976,517    --        --          --
  2001  Lowest contract charges          1,060    14.028728           14,871    0.39%       7.15%      3.41%
        Highest contract charges        15,834     9.939173          157,381    1.64%       0.26%     (1.16)%
        Remaining contract
        charges                     19,458,387      --           245,749,372    --        --          --
PUTNAM GLOBAL ASSET ALLOCATION
  2004  Lowest contract charges             69    21.787743            1,493    0.40%       4.52%      8.82%
        Highest contract charges         1,762     9.711899           17,117    2.43%     --           6.47%
        Remaining contract
        charges                      5,115,136      --           158,682,030    --        --          --
  2003  Lowest contract charges            521    20.021809           10,436    0.40%       2.84%     21.55%
        Highest contract charges           412    28.828660           11,869    2.09%       3.05%     19.36%
        Remaining contract
        charges                      5,981,069      --           172,901,106    --        --          --
  2002  Lowest contract charges          1,521    16.471844           25,057    0.40%       2.00%    (12.71)%
        Highest contract charges         1,118    24.208056           27,060    1.75%       2.23%    (13.89)%
        Remaining contract
        charges                      7,242,999      --           174,827,451    --        --          --
  2001  Lowest contract charges          1,521    18.870898           28,707    0.39%       0.93%     (8.72)%
        Highest contract charges         1,368    28.111259           38,463    1.53%       0.06%    (10.19)%
        Remaining contract
        charges                      9,388,685      --           261,772,827    --        --          --
PUTNAM GLOBAL EQUITY
  2004  Lowest contract charges            512    18.552754            9,491    0.40%       2.19%     13.48%
        Highest contract charges           979     6.464890            6,326    2.34%       2.00%     11.04%
        Remaining contract
        charges                     11,659,384      --           245,910,553    --        --          --
  2003  Lowest contract charges            512    16.348398            8,364    0.40%       1.22%     29.02%
        Highest contract charges           979     5.822057            5,697    1.49%     --          23.75%
        Remaining contract
        charges                     13,965,946      --           263,382,846    --        --          --
  2002  Lowest contract charges            512    12.670801            6,482    0.40%       0.31%    (22.47)%
        Highest contract charges         5,346     4.619733           24,695    2.02%     --         (23.97)%
        Remaining contract
        charges                     17,230,010      --           255,924,550    --        --          --
  2001  Lowest contract charges            512    16.343437            8,361    0.40%     --         (29.94)%
        Highest contract charges         1,030     4.512036            4,646    1.79%     --         (31.02)%
        Remaining contract
        charges                     23,213,507      --           449,582,460    --        --          --

_____________________________________ SA-52 ____________________________________

                                                                                       INVESTMENT
                                                    UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  ----------  ---------
PUTNAM GROWTH AND INCOME
  2004  Lowest contract charges            789    27.986340           22,077    0.40%       1.75%     10.92%
        Highest contract charges        13,271    10.439750          138,551    2.45%     --           8.37%
        Remaining contract
        charges                     40,788,526      --         1,977,120,115    --        --          --
  2003  Lowest contract charges            789    25.230875           19,913    0.40%       2.04%     27.18%
        Highest contract charges         6,283     9.636781           60,546    1.56%     --          22.18%
        Remaining contract
        charges                     48,326,936      --         2,146,992,646    --        --          --
  2002  Lowest contract charges            790    19.838030           15,668    0.40%       2.30%    (19.11)%
        Highest contract charges         1,493     8.696963           12,985    0.85%     --          (3.49)%
        Remaining contract
        charges                     57,953,879      --         2,058,613,387    --        --          --
  2001  Lowest contract charges            790    24.525543           19,380    0.39%       1.65%     (6.54)%
        Highest contract charges         3,622    10.959345           39,700    1.56%     --          (9.02)%
        Remaining contract
        charges                     73,208,113      --         3,252,330,888    --        --          --
PUTNAM GROWTH OPPORTUNITIES
  2004  Lowest contract charges          1,027     4.510283            4,633    0.96%       0.13%      1.11%
        Highest contract charges           296     4.356688            1,289    2.35%     --          (0.72)%
        Remaining contract
        charges                      3,557,316      --            15,552,374    --        --          --
  2003  Lowest contract charges          1,030     4.460696            4,596    0.82%     --          22.30%
        Highest contract charges         1,647     3.840450            6,324    1.53%     --          13.85%
        Remaining contract
        charges                      4,288,453      --            18,686,314    --        --          --
  2002  Lowest contract charges            160     3.647313              585    0.85%     --         (30.05)%
        Highest contract charges         6,468     3.198638           20,690    1.74%     --         (30.89)%
        Remaining contract
        charges                      4,206,286      --            15,086,705    --        --          --
  2001  Lowest contract charges        --          5.204371           13,673    0.41%     --         (32.30)%
        Highest contract charges       --          5.144756           51,920    1.79%     --         (33.31)%
        Remaining contract
        charges                      4,931,434      --            25,347,077    --        --          --
PUTNAM HEALTH SCIENCES
  2004  Lowest contract charges          8,092    11.755249           95,122    0.95%       0.37%      6.29%
        Highest contract charges           611     7.603954            4,644    2.44%     --          (4.53)%
        Remaining contract
        charges                      6,872,971      --            74,551,790    --        --          --
  2003  Lowest contract charges         10,220    11.059717          113,032    0.95%       0.63%     17.68%
        Highest contract charges         6,688     7.963282           53,258    1.53%     --          10.56%
        Remaining contract
        charges                      8,213,889      --            84,341,319    --        --          --
  2002  Lowest contract charges          1,000     9.224468            9,224    0.40%       0.07%    (20.53)%
        Highest contract charges         4,359     6.894075           30,053    2.00%     --         (21.92)%
        Remaining contract
        charges                      9,728,291      --            85,465,979    --        --          --
  2001  Lowest contract charges          1,000    11.606864           11,607    0.40%       0.05%    (19.85)%
        Highest contract charges         4,411     8.829731           38,951    1.56%     --         (13.57)%
        Remaining contract
        charges                     12,804,423      --           143,047,882    --        --          --

_____________________________________ SA-53 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                       INVESTMENT
                                                    UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  ----------  ---------
PUTNAM HIGH YIELD
  2004  Lowest contract charges             66    19.380895            1,273    0.38%       8.29%     10.55%
        Highest contract charges           511    12.508249            6,390    2.42%     --           7.87%
        Remaining contract
        charges                      7,339,910      --           217,682,865    --        --          --
  2003  Lowest contract charges             66    17.531722            1,151    0.39%       2.46%     26.35%
        Highest contract charges           386    27.574884           10,656    2.09%       7.09%     23.91%
        Remaining contract
        charges                      8,848,531      --           241,695,951    --        --          --
  2002  Lowest contract charges          1,066    13.875607           14,787    0.40%      14.74%     (0.93)%
        Highest contract charges         2,527     8.810520           22,267    1.89%     --          (2.69)%
        Remaining contract
        charges                      9,441,175      --           210,529,025    --        --          --
  2001  Lowest contract charges          1,738    14.006462           24,340    0.40%      15.47%      3.46%
        Highest contract charges         2,049    22.798560           46,722    1.55%     --          (2.87)%
        Remaining contract
        charges                     11,885,575      --           270,720,136    --        --          --
PUTNAM INCOME
  2004  Lowest contract charges             28    18.824300              528    0.21%       4.17%      4.30%
        Highest contract charges         5,609    11.822229           66,310    2.41%     --           1.91%
        Remaining contract
        charges                     13,779,765      --           349,529,245    --        --          --
  2003  Lowest contract charges             28    18.047689              506    0.38%       0.52%      4.28%
        Highest contract charges        16,102    11.970436          192,748    1.53%     --           0.50%
        Remaining contract
        charges                     16,481,073      --           411,002,693    --        --          --
  2002  Lowest contract charges          1,028    17.307338           17,793    0.40%       5.14%      7.66%
        Highest contract charges         2,406    11.741737           28,249    0.84%     --           3.19%
        Remaining contract
        charges                     19,962,239      --           488,860,032    --        --          --
  2001  Lowest contract charges          1,028    16.075562           16,527    0.40%       6.51%      7.10%
        Highest contract charges           543    11.140654            6,045    1.67%     --           4.49%
        Remaining contract
        charges                     21,285,804      --           490,523,528    --        --          --
PUTNAM INTERNATIONAL GROWTH AND INCOME
  2004  Lowest contract charges            144    18.685651            2,692    0.44%       1.42%     20.83%
        Highest contract charges         1,537    11.255104           17,305    2.47%     --          18.00%
        Remaining contract
        charges                      5,778,437      --            97,818,645    --        --          --
  2003  Lowest contract charges            144    15.464696            2,234    0.40%       0.71%     37.82%
        Highest contract charges         2,392     9.154479           21,900    1.53%     --          32.90%
        Remaining contract
        charges                      5,809,676      --            83,186,838    --        --          --
  2002  Lowest contract charges          1,145    11.221238           12,849    0.40%       0.72%    (14.02)%
        Highest contract charges           291     6.832739            1,988    1.81%       0.52%    (15.31)%
        Remaining contract
        charges                      6,810,159      --            71,758,956    --        --          --
  2001  Lowest contract charges          1,145    13.050429           14,949    0.40%       1.15%    (20.99)%
        Highest contract charges           291     8.067699            2,351    1.80%       0.95%    (22.22)%
        Remaining contract
        charges                      8,281,701      --           102,636,915    --        --          --

_____________________________________ SA-54 ____________________________________

                                                                                       INVESTMENT
                                                    UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  ----------  ---------
PUTNAM INTERNATIONAL EQUITY
  2004  Lowest contract charges         45,026    11.240876          506,137    0.95%       1.65%     15.39%
        Highest contract charges         1,760     9.186741           16,170    2.47%     --          13.33%
        Remaining contract
        charges                      9,383,964      --           154,735,401    --        --          --
  2003  Lowest contract charges         41,145     9.742092          400,835    0.95%       0.94%     27.67%
        Highest contract charges        14,384     6.478535           93,188    1.53%     --          26.53%
        Remaining contract
        charges                     10,578,618      --           154,813,976    --        --          --
  2002  Lowest contract charges          1,532    12.810967           19,627    0.40%       0.92%    (17.85)%
        Highest contract charges         2,681     5.162955           13,844    0.83%     --          (5.13)%
        Remaining contract
        charges                     12,034,452      --           142,026,594    --        --          --
  2001  Lowest contract charges          1,000     7.730107            7,601    0.39%       0.37%    (20.73)%
        Highest contract charges         6,202     6.401873           39,707    1.56%     --         (19.93)%
        Remaining contract
        charges                     12,356,158      --           201,981,163    --        --          --
PUTNAM INTERNATIONAL NEW OPPORTUNITIES
  2004  Lowest contract charges            836    13.092047           10,948    0.40%       1.20%     13.17%
        Highest contract charges         4,639     4.582055           21,258    2.13%       0.14%     10.94%
        Remaining contract
        charges                      3,240,197      --            38,263,759    --        --          --
  2003  Lowest contract charges            836    11.568077            9,674    0.40%       0.46%     33.06%
        Highest contract charges         3,379     6.886470           23,273    2.03%     --          30.51%
        Remaining contract
        charges                      3,713,163      --            39,474,884    --        --          --
  2002  Lowest contract charges          1,836     8.694026           15,964    0.40%       0.90%    (13.81)%
        Highest contract charges           254     3.182188              809    1.71%       0.65%    (15.17)%
        Remaining contract
        charges                      4,422,496      --            35,898,010    --        --          --
  2001  Lowest contract charges          1,836    10.086616           18,522    0.40%     --         (28.81)%
        Highest contract charges           255     3.751447              955    1.72%     --         (29.95)%
        Remaining contract
        charges                      5,900,381      --            56,062,508    --        --          --
PUTNAM INVESTORS
  2004  Lowest contract charges         18,507     7.995115          147,966    0.95%       0.64%     12.00%
        Highest contract charges         1,712     6.670482           11,420    2.47%     --           9.86%
        Remaining contract
        charges                     18,642,689      --           168,433,132    --        --          --
  2003  Lowest contract charges         10,333     7.138334           73,757    0.95%       0.74%     26.05%
        Highest contract charges        18,556     5.616858          104,227    1.53%     --          21.02%
        Remaining contract
        charges                     21,550,070      --           175,608,830    --        --          --
  2002  Lowest contract charges          9,930     5.663126           56,235    0.95%       0.38%    (24.40)%
        Highest contract charges         3,051     4.525137           13,807    0.83%     --          (3.24)%
        Remaining contract
        charges                     24,649,504      --           161,299,127    --        --          --
  2001  Lowest contract charges          1,600     9.095250           14,552    0.40%       0.09%    (24.91)%
        Highest contract charges        14,233     6.084859           86,603    1.64%     --         (25.93)%
        Remaining contract
        charges                     32,921,028      --           286,757,517    --        --          --

_____________________________________ SA-55 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                       INVESTMENT
                                                    UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  ----------  ---------
PUTNAM MONEY MARKET
  2004  Lowest contract charges            302     1.436275              434    0.40%       0.95%      0.51%
        Highest contract charges        29,133     0.978797           28,515    2.42%       1.17%     (1.78)%
        Remaining contract
        charges                     78,820,667      --           130,689,380    --        --          --
  2003  Lowest contract charges            302     1.429032              432    0.39%       0.93%      0.36%
        Highest contract charges         5,155     1.001362            5,162    2.05%       0.40%     (1.54)%
        Remaining contract
        charges                    130,012,404      --           218,304,293    --        --          --
  2002  Lowest contract charges         10,302     1.423948           14,670    0.40%       1.45%      1.05%
        Highest contract charges        31,221     1.689469           52,746    0.81%       0.50%     (0.25)%
        Remaining contract
        charges                    221,457,258      --           375,013,035    --        --          --
  2001  Lowest contract charges         10,937     1.409124           15,412    0.39%       3.85%      3.59%
        Highest contract charges        13,903     1.053177           14,643    1.78%       3.74%      1.92%
        Remaining contract
        charges                    262,871,095      --           445,414,792    --        --          --
PUTNAM NEW OPPORTUNITIES
  2004  Lowest contract charges            254    24.575552            6,247    0.40%     --          10.13%
        Highest contract charges         1,131     5.027090            5,685    2.47%     --           7.59%
        Remaining contract
        charges                     21,079,952      --           405,895,571    --        --          --
  2003  Lowest contract charges            561    22.315167           12,511    0.40%     --          32.17%
        Highest contract charges         8,502     3.624040           30,812    1.53%     --          22.53%
        Remaining contract
        charges                     25,326,196      --           455,180,736    --        --          --
  2002  Lowest contract charges            561    16.883273            9,478    0.40%     --         (30.57)%
        Highest contract charges         2,579     3.619184            9,335    1.64%     --         (31.93)%
        Remaining contract
        charges                     29,913,394      --           418,986,041    --        --          --
  2001  Lowest contract charges            562    24.317987           13,667    0.40%     --         (30.27)%
        Highest contract charges         9,648     4.117977           39,731    1.56%     --         (37.98)%
        Remaining contract
        charges                     39,724,004      --           813,567,919    --        --          --
PUTNAM NEW VALUE
  2004  Lowest contract charges            744    20.032842           14,904    0.40%     --          15.31%
        Highest contract charges        44,784    13.583544          608,328    2.45%     --          12.58%
        Remaining contract
        charges                      9,367,837      --           172,082,872    --        --          --
  2003  Lowest contract charges          5,598    14.240291           79,720    0.95%       0.71%     31.61%
        Highest contract charges         1,311    12.069839           15,818    1.56%     --          28.17%
        Remaining contract
        charges                      9,689,826      --           156,403,625    --        --          --
  2002  Lowest contract charges          1,000    13.128161           13,128    0.40%       4.11%    (15.78)%
        Highest contract charges         1,011     9.342558            9,448    1.63%     --         (17.32)%
        Remaining contract
        charges                     10,904,678      --           134,559,711    --        --          --
  2001  Lowest contract charges          1,000    15.587047           15,587    0.39%       1.00%      3.20%
        Highest contract charges           495    13.691101            6,777    1.67%     --           0.82%
        Remaining contract
        charges                     11,439,445      --           169,420,126    --        --          --

_____________________________________ SA-56 ____________________________________

                                                                                       INVESTMENT
                                                    UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  ----------  ---------
PUTNAM OTC & EMERGING GROWTH
  2004  Lowest contract charges             36     5.558477              199    0.33%     --           7.50%
        Highest contract charges         2,755     3.442539            9,484    2.35%     --           6.01%
        Remaining contract
        charges                      5,175,688      --            27,495,465    --        --          --
  2003  Lowest contract charges             37     5.170500              193    0.33%     --          34.43%
        Highest contract charges         5,665     3.247398           18,398    1.50%     --          27.02%
        Remaining contract
        charges                      6,164,238      --            30,921,066    --        --          --
  2002  Lowest contract charges          1,000     4.056251            4,056    0.41%     --         (32.33)%
        Highest contract charges        18,489     1.235678           22,846    1.85%     --         (33.47)%
        Remaining contract
        charges                      6,381,797      --            24,158,910    --        --          --
  2001  Lowest contract charges          1,000     5.994325            5,994    0.40%     --         (45.79)%
        Highest contract charges        23,768     1.857218           44,143    1.64%     --         (51.82)%
        Remaining contract
        charges                      8,085,185      --            45,327,790    --        --          --
PUTNAM RESEARCH
  2004  Lowest contract charges         11,154     9.523152          106,218    0.95%       0.17%      6.77%
        Highest contract charges           727     7.755126            5,634    2.46%     --           4.91%
        Remaining contract
        charges                      4,052,203      --            47,980,057    --        --          --
  2003  Lowest contract charges          8,313     8.919211           74,141    0.95%       0.55%     24.50%
        Highest contract charges           869     7.320045            6,360    1.53%     --          20.16%
        Remaining contract
        charges                      4,618,682      --            52,463,581    --        --          --
  2002  Lowest contract charges          1,000     9.793699            9,794    0.40%       0.75%    (22.37)%
        Highest contract charges         2,710     6.050669           16,396    1.99%     --         (23.79)%
        Remaining contract
        charges                      5,355,724      --            49,661,433    --        --          --
  2001  Lowest contract charges          1,000    12.615725           12,616    0.40%       0.40%    (18.94)%
        Highest contract charges         5,080     7.850751           39,878    1.56%     --         (23.48)%
        Remaining contract
        charges                      6,415,509      --            77,845,738    --        --          --
PUTNAM SMALL CAP VALUE
  2004  Lowest contract charges          1,087    23.226397           25,245    0.40%       0.40%     26.04%
        Highest contract charges        11,984    18.890720          226,381    2.46%     --          23.10%
        Remaining contract
        charges                      7,314,014      --           160,078,844    --        --          --
  2003  Lowest contract charges            616    18.428279           11,355    0.40%       0.41%     49.46%
        Highest contract charges         8,259    15.351024          126,785    1.54%     --          40.67%
        Remaining contract
        charges                      7,355,167      --           129,155,323    --        --          --
  2002  Lowest contract charges          1,616    12.329642           19,927    0.40%       1.26%    (18.39)%
        Highest contract charges           427    10.518921            4,495    2.01%     --         (19.93)%
        Remaining contract
        charges                      7,818,407      --            92,847,325    --        --          --
  2001  Lowest contract charges          1,616    15.107826           24,417    0.39%       0.01%     17.95%
        Highest contract charges           512    13.732770            7,030    1.67%     --          11.77%
        Remaining contract
        charges                      6,678,058      --            98,190,127    --        --          --

_____________________________________ SA-57 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                       INVESTMENT
                                                    UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  ----------  ---------
PUTNAM THE GEORGE PUTNAM FUND OF BOSTON
  2004  Lowest contract charges          2,003    12.508005           25,057    0.95%       2.10%      7.45%
        Highest contract charges         3,902    11.250035           43,901    2.42%     --           5.59%
        Remaining contract
        charges                     13,879,757      --           167,724,067    --        --          --
  2003  Lowest contract charges          2,062    11.640311           23,997    0.95%       2.59%     16.25%
        Highest contract charges           528    10.658106            5,631    1.50%     --          12.74%
        Remaining contract
        charges                     15,240,175      --           172,165,475    --        --          --
  2002  Lowest contract charges          1,000    10.226817           10,227    0.40%       4.27%     (8.93)%
        Highest contract charges         3,600     9.338168           33,617    2.02%     --         (10.60)%
        Remaining contract
        charges                     15,894,549      --           155,152,465    --        --          --
  2001  Lowest contract charges          2,870    11.229923           32,231    0.39%       2.74%      0.34%
        Highest contract charges         3,683    11.460960           42,209    1.77%       3.36%     (1.34)%
        Remaining contract
        charges                     14,945,744      --           161,848,039    --        --          --
PUTNAM UTILITIES GROWTH AND INCOME
  2004  Lowest contract charges             24    22.940553              558    0.22%       2.38%     21.38%
        Highest contract charges         6,292     8.515380           53,576    2.35%       2.12%     18.78%
        Remaining contract
        charges                      7,976,143      --           174,607,982    --        --          --
  2003  Lowest contract charges             24    18.899159              460    0.39%       0.41%     24.50%
        Highest contract charges         5,375     7.169279           38,538    1.50%     --          19.40%
        Remaining contract
        charges                      9,216,184      --           168,310,662    --        --          --
  2002  Lowest contract charges          1,024    15.179599           15,549    0.40%       3.68%    (24.14)%
        Highest contract charges         2,991     6.707693           20,062    1.83%     --         (25.48)%
        Remaining contract
        charges                     11,254,373      --           167,243,926    --        --          --
  2001  Lowest contract charges          1,024    20.009196           20,496    0.39%       3.14%    (22.46)%
        Highest contract charges           502     8.993263            4,516    1.77%       3.08%    (23.71)%
        Remaining contract
        charges                     15,477,898      --           306,748,058    --        --          --
PUTNAM VISTA
  2004  Lowest contract charges          1,243    15.397890           19,139    0.40%     --          18.43%
        Highest contract charges         1,015     5.706667            5,791    2.47%     --          15.68%
        Remaining contract
        charges                      8,532,461      --           115,955,732    --        --          --
  2003  Lowest contract charges          1,245    13.001775           16,190    0.40%     --          32.89%
        Highest contract charges         5,502     4.934834           27,151    1.54%     --          25.20%
        Remaining contract
        charges                      9,564,952      --           112,040,518    --        --          --
  2002  Lowest contract charges          2,248     9.784199           21,998    0.40%     --         (30.66)%
        Highest contract charges           366     9.121345            3,337    0.76%     --          (5.69)%
        Remaining contract
        charges                     10,725,812      --            96,038,235    --        --          --
  2001  Lowest contract charges          2,251    14.109676           31,756    0.40%     --         (33.67)%
        Highest contract charges         1,469     4.749199            6,977    1.67%     --         (37.07)%
        Remaining contract
        charges                     14,104,072      --           184,727,920    --        --          --

_____________________________________ SA-58 ____________________________________

                                                                                       INVESTMENT
                                                    UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  ----------  ---------
PUTNAM VOYAGER
  2004  Lowest contract charges          1,271    26.816148           34,094    0.40%       0.49%      4.92%
        Highest contract charges        12,085     6.202743           74,961    2.46%     --           2.44%
        Remaining contract
        charges                     20,992,470      --           971,925,579    --        --          --
  2003  Lowest contract charges          1,554    25.559686           39,714    0.40%       0.64%     24.66%
        Highest contract charges        18,568     6.057077          112,466    1.55%     --          16.69%
        Remaining contract
        charges                     24,494,226      --         1,127,880,728    --        --          --
  2002  Lowest contract charges          1,679    20.503449           34,420    0.40%       0.87%    (26.63)%
        Highest contract charges         3,458     3.994188           13,811    0.85%     --          (6.03)%
        Remaining contract
        charges                     28,577,086      --         1,101,437,744    --        --          --
  2001  Lowest contract charges          1,746    27.945510           48,798    0.40%       0.12%    (22.55)%
        Highest contract charges         1,180     5.565281            6,568    1.67%     --         (24.83)%
        Remaining contract
        charges                     37,067,818      --         1,970,282,056    --        --          --
PUTNAM DISCOVERY GROWTH
  2004  Lowest contract charges          8,647     5.296388           45,798    0.95%     --           6.71%
        Highest contract charges         3,283     4.982603           16,356    2.30%     --           5.13%
        Remaining contract
        charges                      1,663,030      --             8,614,698    --        --          --
  2003  Lowest contract charges          5,394     4.963500           26,771    0.95%     --          31.14%
        Highest contract charges         2,633     4.739479           12,479    1.54%     --          23.62%
        Remaining contract
        charges                      1,921,235      --             9,380,228    --        --          --
  2002  Lowest contract charges          5,404     3.784986           20,453    0.95%     --         (29.99)%
        Highest contract charges         1,147     3.676417            4,218    2.01%     --         (31.01)%
        Remaining contract
        charges                      1,279,942      --             4,794,377    --        --          --
  2001  Lowest contract charges          3,116     3.597658            1,167    0.92%     --         (31.30)%
        Highest contract charges           531     5.358406            2,847    1.58%     --         (36.11)%
        Remaining contract
        charges                        518,181      --             9,661,660    --        --          --
PUTNAM CAPITAL OPPORTUNITIES
  2004  Lowest contract charges            126    15.228131            1,915    0.98%       1.20%     17.33%
        Highest contract charges           687    14.778449           10,152    2.42%       0.37%     15.26%
        Remaining contract
        charges                        400,183      --             6,038,685    --        --          --
  2003  Lowest contract charges            674    12.911612            8,706    0.88%      10.77%     29.12%
        Highest contract charges         8,173    12.825763          104,831    1.53%       9.83%     28.26%
        Remaining contract
        charges                        165,491      --             2,139,916    --        --          --
PUTNAM EQUITY INCOME
  2004  Lowest contract charges            270    13.445017            3,624    0.92%     --          11.08%
        Highest contract charges         1,451    13.047057           18,928    2.43%     --           9.11%
        Remaining contract
        charges                      2,267,799      --            30,219,617    --        --          --
  2003  Lowest contract charges          8,072    12.041597           97,206    0.88%       1.70%     20.42%
        Highest contract charges         6,319    11.961480           75,581    1.49%       2.60%     19.62%
        Remaining contract
        charges                      1,310,391      --            15,802,067    --        --          --

_____________________________________ SA-59 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                       INVESTMENT
                                                    UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  ----------  ---------
SALOMON BROTHERS VARIABLE ALL CAP FUND
  2004  Lowest contract charges        831,850     1.300004        1,081,408    1.40%       0.54%      6.81%
        Highest contract charges        48,439     1.290254           62,500    1.56%       0.14%      6.65%
        Remaining contract
        charges                        --           --              --          --        --          --
  2003  Lowest contract charges        861,963     1.217162        1,049,148    1.40%       0.26%     37.10%
        Highest contract charges       300,081     1.209843          363,051    1.50%       0.28%     36.90%
        Remaining contract
        charges                        --           --              --          --        --          --
  2002  Lowest contract charges        914,619     0.887778          811,979    1.40%       0.39%    (26.10)%
        Highest contract charges       329,754     0.883764          291,424    1.55%       0.44%    (26.21)%
        Remaining contract
        charges                        --           --              --          --        --          --
  2001  Lowest contract charges      1,017,975     1.201314        1,222,907    1.38%       0.75%      0.48%
        Highest contract charges        23,339     1.197672           27,953    1.48%       2.13%      0.33%
        Remaining contract
        charges                        --           --              --          --        --          --
SALOMON BROTHERS VARIABLE HIGH YIELD BOND FUND
  2004  Lowest contract charges         82,937     1.459055          121,010    1.41%       5.16%      9.54%
        Highest contract charges       --           --              --          --        --          --
        Remaining contract
        charges                        --           --              --          --        --          --
  2003  Lowest contract charges        149,332     1.331938          198,901    1.40%       8.63%     22.47%
        Highest contract charges       --           --              --          --        --          --
        Remaining contract
        charges                        --           --              --          --        --          --
  2002  Lowest contract charges        129,317     1.087528          140,636    1.40%       7.43%      5.82%
        Highest contract charges       --           --              --          --        --          --
        Remaining contract
        charges                        --           --              --          --        --          --
  2001  Lowest contract charges        144,645     1.027701          148,652    1.38%       8.37%      3.67%
        Highest contract charges       --           --              --          --        --          --
        Remaining contract
        charges                        --           --              --          --        --          --
SALOMON BROTHERS VARIABLE INVESTORS FUND
  2004  Lowest contract charges        463,500     1.183257          548,439    1.40%       1.42%      8.84%
        Highest contract charges         2,007     1.174341            2,358    1.56%       1.50%      8.68%
        Remaining contract
        charges                        --           --              --          --        --          --
  2003  Lowest contract charges        512,311     1.087128          556,948    1.40%       1.56%     30.49%
        Highest contract charges         2,012     1.080564            2,174    1.57%       1.44%     30.30%
        Remaining contract
        charges                        --           --              --          --        --          --
  2002  Lowest contract charges        486,005     0.833097          404,890    1.40%       1.11%    (24.12)%
        Highest contract charges         2,018     0.829316            1,673    1.56%       0.20%    (24.23)%
        Remaining contract
        charges                        --           --              --          --        --          --
  2001  Lowest contract charges        527,575     1.097884          579,216    1.38%       0.87%     (5.49)%
        Highest contract charges        12,079     1.094547           13,221    1.44%       4.50%     (5.63)%
        Remaining contract
        charges                        --           --              --          --        --          --

_____________________________________ SA-60 ____________________________________

                                                                                       INVESTMENT
                                                    UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  ----------  ---------
SALOMON BROTHERS VARIABLE TOTAL RETURN FUND
  2004  Lowest contract charges         79,888     1.180317           94,293    1.41%       1.48%      7.23%
        Highest contract charges         1,976     1.171456            2,315    1.55%       1.87%      7.07%
        Remaining contract
        charges                        --           --              --          --        --          --
  2003  Lowest contract charges        139,768     1.100760          153,851    1.39%       2.52%     14.31%
        Highest contract charges         1,981     1.094146            2,167    1.57%       1.65%     14.13%
        Remaining contract
        charges                        --           --              --          --        --          --
  2002  Lowest contract charges         73,317     0.963002           70,604    1.40%       1.77%     (8.16)%
        Highest contract charges         1,986     0.958648            1,904    1.56%       1.44%     (8.30)%
        Remaining contract
        charges                        --           --              --          --        --          --
  2001  Lowest contract charges         60,683     1.048591           63,632    1.38%       1.99%     (2.18)%
        Highest contract charges         1,993     1.045416            2,084    1.50%       7.55%     (2.33)%
        Remaining contract
        charges                        --           --              --          --        --          --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

  #  Rounded unit values.

Summary of the Account's expense charges, including Mortality and Expense risk charges, Administrative charges, Riders (if applicable) and Annual Maintenance fees assessed. These fees are either assessed as a direct reduction in unit values or through redemption of units for all policies contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

The Company, will make certain deductions ranging from 0.80% to 1.50% of the contract's value for mortality and expense risks undertaken by the Company.

These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

The Company, will make certain deductions ranging from 0.15% to 0.20% of the contract's value for administrative services provided by the Company.

These charges are a reduction in unit values.

RIDERS:

The Company will make certain deductions for various Rider charges, such as MAV/EPB Death Benefit Charge, Principal First Charge, Principal first Preferred, Optional Death Benefit Charge, and Earnings Protection Benefit Charge. These deductions range from 0.15% to 0.85%.

These charges are a reduction in unit values.

ANNUAL MAINTENANCE FEE:

An annual maintenance fee of $25 to $30, may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

These charges are redemption of units.

_____________________________________ SA-61 ____________________________________

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
    -----------------------------------------------------------------------

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and its subsidiaries (collectively, the "Company") as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and its subsidiaries as of December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2 of the consolidated financial statements, the Company changed its method of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004.

Deloitte & Touche LLP
Hartford, Connecticut
February 24, 2005

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                            FOR THE YEARS ENDED
                                                                DECEMBER 31,
                                                          ------------------------
                                                           2004     2003     2002
                                                          ------------------------
                                                               (In millions)
 REVENUES
   Fee income                                             $2,592   $2,169   $2,079
   Earned premiums and other                                 484      934      574
   Net investment income                                   2,470    1,764    1,572
   Net realized capital gains (losses)                       129        1     (276)
                                                          ------------------------
                                     TOTAL REVENUES        5,675    4,868    3,949
                                                          ------------------------
 BENEFITS, CLAIMS AND EXPENSES
   Benefits, claims and claim adjustment expenses          3,111    2,726    2,275
   Insurance expenses and other                              709      625      650
   Amortization of deferred policy acquisition
    costs and present value of future profits                814      660      531
   Dividends to policyholders                                 29       63       65
                                                          ------------------------
                TOTAL BENEFITS, CLAIMS AND EXPENSES        4,663    4,074    3,521
                                                          ------------------------
   Income before income tax expense and cumulative
    effect of accounting changes                           1,012      794      428
   Income tax expense                                         29      168        2
   Income before cumulative effect of accounting
    changes                                                  983      626      426
   Cumulative effect of accounting changes, net of
    tax                                                      (18)      --       --
                                                          ------------------------
                                         NET INCOME       $  965   $  626   $  426
                                                          ------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                         AS OF DECEMBER 31,
                                                      -------------------------
                                                         2004          2003
                                                      -------------------------
                                                      (In millions, except for
                                                             share data)
 ASSETS
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost of $40,479 and $28,511)      $ 42,691      $ 30,085
   Equity securities, available for sale, at fair
    value (cost of $171 and $78)                            179            85
   Equity securities, held for trading, at fair
    value                                                     1            --
   Policy loans, at outstanding balance                   2,617         2,470
   Other investments                                      1,083           639
                                                      -------------------------
                                  TOTAL INVESTMENTS      46,571        33,279
                                                      -------------------------
   Cash                                                     216            96
   Premiums receivable and agents' balances                  20            17
   Reinsurance recoverables                               1,460         1,297
   Deferred policy acquisition costs and present
    value of future profits                               6,453         6,088
   Deferred income taxes                                   (638)         (486)
   Goodwill                                                 186           186
   Other assets                                           1,562         1,238
   Separate account assets                              139,812       130,225
                                                      -------------------------
                                       TOTAL ASSETS    $195,642      $171,940
                                                      -------------------------
 LIABILITIES
   Reserve for future policy benefits                  $  7,244      $  6,518
   Other policyholder funds                              37,493        25,263
   Other liabilities                                      3,844         3,330
   Separate account liabilities                         139,812       130,225
                                                      -------------------------
                                  TOTAL LIABILITIES     188,393       165,336
                                                      -------------------------
 COMMITMENTS AND CONTINGENT LIABILITIES, NOTE 11
 STOCKHOLDER'S EQUITY
   Common stock -- 1,000 shares authorized, issued
    and outstanding, par value $5,690                         6             6
   Capital surplus                                        2,240         2,240
   Accumulated other comprehensive income
     Net unrealized capital gains on securities,
      net of tax                                            940           711
     Foreign currency translation adjustments                (1)           (1)
                                                      -------------------------
       TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME         939           710
                                                      -------------------------
   Retained earnings                                      4,064         3,648
                                                      -------------------------
                         TOTAL STOCKHOLDER'S EQUITY       7,249         6,604
                                                      -------------------------
         TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY    $195,642      $171,940
                                                      -------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                        Accumulated Other
                                                                   Comprehensive Income (Loss)
                                                            ------------------------------------------
                                                                 Net         Net (Loss)
                                                             Unrealized       Gain on
                                                            Capital Gains    Cash Flow       Foreign
                                                             (Losses) on      Hedging       Currency                    Total
                                         Common   Capital    Securities,    Instruments,   Translation   Retained   Stockholder's
                                         Stock    Surplus    Net of Tax      Net of Tax    Adjustments   Earnings      Equity
                                         ----------------------------------------------------------------------------------------
                                                                              (In millions)
 2004
 Balance, December 31, 2003                $6     $2,240       $  728           $ (17)         $(1)       $3,648       $6,604
 Comprehensive income
   Net income                                                                                                965          965
 Other comprehensive income,
  net of tax (1)
   Cumulative effect of
    accounting change                                             292                                                     292
   Net change in unrealized
    capital gains (losses) on
    securities (2)                                                104                                                     104
   Net loss on cash flow
    hedging instruments                                                          (167)                                   (167)
 Total other comprehensive
  income                                                                                                                  229
   Total comprehensive income                                                                                           1,194
 Dividends declared                                                                                         (549)        (549)
                                         ----------------------------------------------------------------------------------------
     BALANCE, DECEMBER 31, 2004            $6     $2,240       $1,124           $(184)         $(1)       $4,064       $7,249
                                         ----------------------------------------------------------------------------------------
 2003
 Balance, December 31, 2002                $6     $2,041       $  463           $ 111          $(1)       $3,197       $5,817
 Comprehensive income
   Net income                                                                                                626          626
 Other comprehensive income,
  net of tax (1)
   Net change in unrealized
    capital gains (losses) on
    securities (2)                                                265                                                     265
   Net loss on cash flow
    hedging instruments                                                          (128)                                   (128)
 Total other comprehensive
  income                                                                                                                  137
   Total comprehensive income                                                                                             763
 Capital contribution from
  parent                                             199                                                                  199
 Dividends declared                                                                                         (175)        (175)
                                         ----------------------------------------------------------------------------------------
     BALANCE, DECEMBER 31, 2003            $6     $2,240       $  728           $ (17)         $(1)       $3,648       $6,604
                                         ----------------------------------------------------------------------------------------
 2002
 Balance, December 31, 2001                $6     $1,806       $  114           $  63          $(2)       $2,771       $4,758
 Comprehensive income
   Net income                                                                                                426          426
 Other comprehensive income,
  net of tax (1)
   Net change in unrealized
    capital gains (losses) on
    securities (2)                                                349                                                     349
   Net gain on cash flow
    hedging instruments                                                            48                                      48
   Cumulative translation
    adjustments                                                                                  1                          1
 Total other comprehensive
  income                                                                                                                  398
   Total comprehensive income                                                                                             824
 Capital contribution from
  parent                                             235                                                                  235
                                         ----------------------------------------------------------------------------------------
     BALANCE, DECEMBER 31, 2002            $6     $2,041       $  463           $ 111          $(1)       $3,197       $5,817
                                         ----------------------------------------------------------------------------------------

(1) Net change in unrealized capital gain on securities is reflected net of tax and other items of $56, $143, and $188 for the years ended December 31, 2004, 2003 and 2002, respectively. Net (loss) gain on cash flow hedging instruments is net of tax (benefit) provision of $(90), $(69) and $26 for the years ended December 31, 2004, 2003 and 2002, respectively. There is no tax effect on cumulative translation adjustments.

(2) There were reclassification adjustments for after-tax gains (losses) realized in net income of $78, and $(170) for the years ended December 31, 2004, and 2002, respectively. There were no reclassification adjustments for after-tax gains (losses) realized in net income for the year ended
    December 31, 2003.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                          FOR THE YEARS ENDED
                                                             DECEMBER 31,
                                                      ---------------------------
                                                       2004      2003      2002
                                                      ---------------------------
                                                             (In millions)
 OPERATING ACTIVITIES
   Net income                                         $   965   $   626   $   426
   Adjustments to reconcile net income to net cash
    provided by operating activities
   Net realized capital (gains) losses                   (129)       (1)      276
   Cumulative effect of accounting changes, net of
    tax                                                    18        --        --
   Amortization of deferred policy acquisition
    costs and present value of future profits             814       660       531
   Additions to deferred policy acquisition costs
    and present value of future Profits                (1,375)   (1,319)     (987)
   Depreciation and amortization                           43       117        19
   Increase in premiums receivable and agents'
    balances                                               (3)       (2)       (5)
   (Decrease) increase in other liabilities                (7)      299       (61)
   Change in receivables, payables, and accruals         (205)      227         2
   Increase (decrease) in accrued tax                      34       (67)       76
   (Increase) decrease in deferred income tax             (55)       65        23
   Amortization of sales inducements                       30        68        67
   Additions to deferred sales inducements               (141)     (136)     (106)
   Increase in future policy benefits                     726       794       560
   Increase in reinsurance recoverables                   (15)       (1)     (127)
   Decrease (increase) in other assets                     55      (109)      (83)
                                                      ---------------------------
          NET CASH PROVIDED BY OPERATING ACTIVITIES       755     1,221       611
                                                      ---------------------------
 INVESTING ACTIVITIES
   Purchases of investments                           (17,192)  (13,628)  (12,470)
   Sales of investments                                13,306     6,676     5,781
   Maturity and principal paydowns of fixed
    maturity investments                                2,971     3,233     2,266
   Other                                                   --        85        --
                                                      ---------------------------
             NET CASH USED FOR INVESTING ACTIVITIES      (915)   (3,634)   (4,423)
                                                      ---------------------------
 FINANCING ACTIVITIES
   Capital contributions                                   --       199       235
   Dividends paid                                        (549)     (175)       --
   Net receipts from investment and universal
    life-type contracts charged against
    policyholder accounts                                 829     2,406     3,567
                                                      ---------------------------
          NET CASH PROVIDED BY FINANCING ACTIVITIES       280     2,430     3,802
                                                      ---------------------------
   Net increase (decrease) in cash                        120        17       (10)
   Impact of foreign exchange                              --        --         2
   Cash -- beginning of year                               96        79        87
                                                      ---------------------------
   Cash -- end of year                                $   216   $    96   $    79
                                                      ---------------------------
 Supplemental Disclosure of Cash Flow Information:
   Net Cash Paid (received) During the Year for:
   Income taxes                                       $    42   $    35   $    (2)

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

NOTE 1. ORGANIZATION AND DESCRIPTION OF BUSINESS

These Consolidated Financial Statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company ("HLAI"), Hartford International Life Reassurance Corporation ("HLRe") and Servus Life Insurance Company, formerly Royal Life Insurance Company of America. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct subsidiary of Hartford Holdings, Inc., a direct subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), the Company's ultimate parent company.

Along with its parent, HLA, the Company is a leading financial services and insurance group which provides (a) investment products, such as individual variable annuities and fixed market value adjusted annuities and retirement plan services for savings and retirement needs; (b) individual life insurance for income protection and estate planning; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, and (d) corporate owned life insurance.

NOTE 2. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

BASIS OF PRESENTATION

The consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States, which differ materially from the accounting prescribed by various insurance regulatory authorities. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries and affiliates have been eliminated.

In 2004, the Company sponsored and purchased an investment interest in a synthetic collateralized loan obligation transaction, a variable interest entity ("VIE") for which the Company determined itself to be the primary beneficiary. Accordingly, the assets, liabilities and results of operations of the entity are included in the Company's consolidated financial statements. For further discussion of the synthetic collateralized loan transaction see Note 4.

USE OF ESTIMATES

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining reserves, deferred policy acquisition costs, valuation of investments and evaluation of other-than-temporary impairments, income taxes and contingencies.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

ADOPTION OF NEW ACCOUNTING STANDARDS

In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). SOP 03-1 addresses a wide variety of topics, some of which have a significant impact on the Company. The major provisions of SOP 03-1 require:

- Recognizing expenses for a variety of contracts and contract features, including guaranteed minimum death benefits ("GMDB"), certain death benefits on universal-life type contracts and annuitization options, on an accrual basis versus the previous method of recognition upon payment;

- Reporting and measuring assets and liabilities of certain separate account products as general account assets and liabilities when specified criteria are not met;

- Reporting and measuring the Company's interest in its separate accounts as general account assets based on the insurer's proportionate beneficial interest in the separate account's underlying assets; and

- Capitalizing sales inducements that meet specified criteria and amortizing such amounts over the life of the contracts using the same methodology as used for amortizing deferred acquisition costs ("DAC").

SOP 03-1 was effective for financial statements for fiscal years beginning after December 15, 2003. At the date of initial application, January 1, 2004, the cumulative effect of the adoption of SOP 03-1 on net income and other comprehensive income was comprised of the following individual impacts shown net of income tax benefit of $10:

                                                                                          Other
                                                                                      Comprehensive
        Components of Cumulative Effect of Adoption                  Net Income          Income
                                                                     ------------------------------
Establishing GMDB and other benefit reserves for annuity
 contracts                                                              $(50)             $ --
Reclassifying certain separate accounts to general account                30               294
Other                                                                      2                (2)
                                                                     ------------------------------
TOTAL CUMULATIVE EFFECT OF ADOPTION                                     $(18)             $292
                                                                     ------------------------------

In May 2003, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 150, "Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity". SFAS No. 150 establishes standards for classifying and measuring as liabilities certain financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity. Generally, SFAS No. 150 requires liability classification for two broad classes of financial instruments:
(a) instruments that represent, or are indexed to, an obligation to buy back the issuer's shares regardless of whether the instrument is settled on a net-cash or gross-physical basis and (b) obligations that (i) can be settled in shares but derive their value predominately from another underlying instrument or index (e.g. security prices, interest rates, and currency rates), (ii) have a fixed value, or (iii) have a value inversely related to the issuer's shares. Mandatorily redeemable equity and written options requiring the issuer to buyback shares are examples of financial instruments that should be reported as liabilities under this new guidance. SFAS No. 150 specifies accounting only for certain freestanding financial instruments and does not affect whether an embedded derivative must be bifurcated and accounted for separately. SFAS No. 150 was effective for instruments entered into or modified after May 31, 2003 and for all other instruments beginning with the first interim reporting period beginning after June 15, 2003. Adoption of this statement did not have a material impact on the Company's consolidated financial condition or results of operations.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities, an interpretation of ARB No. 51" ("FIN 46"), which required an enterprise to assess whether consolidation of an entity is appropriate based upon its interests in a variable interest entity. A VIE is an entity in which the equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. The initial determination of whether an entity is a VIE shall be made on the date at which an enterprise becomes involved with the entity. An enterprise shall consolidate a VIE if it has a variable interest that will absorb a majority of the VIEs expected losses if they occur, receive a majority of the entity's expected residual returns if they occur or both. FIN 46 was effective immediately for new VIEs established or purchased subsequent to January 31, 2003. For VIEs established or purchased subsequent to January 31, 2003, the adoption of FIN 46 did not have a material impact on the Company's consolidated financial condition or results of operations as there were no material VIEs which required consolidation.

In December 2003, the FASB issued a revised version of FIN 46 ("FIN 46R"), which incorporated a number of modifications and changes made to the original version. FIN 46R replaced the previously issued FIN 46 and, subject to certain special provisions, was effective no later than the end of the first reporting period that ends after December 15, 2003 for entities considered to be special-purpose entities and no later than the end of the first reporting period that ends after March 15, 2004 for all other VIEs. Early adoption was permitted. The Company adopted FIN 46R in the fourth quarter of 2003. The adoption of FIN 46R did not result in the consolidation of any material VIEs.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

In December 2004, the FASB issued SFAS No. 123 (revised 2004), "Share-Based Payment" ("SFAS No. 123R"), which replaces SFAS No. 123, "Accounting for Stock-Based Compensation" ("SFAS No. 123") and supercedes APB Opinion No. 25, "Accounting for Stock Issued to Employees". SFAS No. 123R requires all companies to recognize compensation costs for share-based payments to employees based on the grant-date fair value of the award for financial statements for reporting periods beginning after June 15, 2005. The pro forma disclosures previously permitted under SFAS No. 123 will no longer be an alternative to financial statement recognition. The transition methods include prospective and retrospective adoption options. The prospective method requires that compensation expense be recorded for all unvested stock-based awards including those granted prior to adoption of the fair value recognition provisions of SFAS No. 123, at the beginning of the first quarter of adoption of SFAS No. 123R, while the retrospective methods would record compensation expense for all unvested stock-based awards beginning with the first period restated. The Hartford will adopt SFAS No. 123R in the third quarter of fiscal 2005 using the prospective method. In January 2003, The Hartford began expensing all stock-based compensation awards granted or modified after January 1, 2003 under the fair value recognition provisions of SFAS No. 123 and therefore, the adoption is not expected to have a material impact on the Company's consolidated financial condition or results of operations.

EITF ISSUE NO. 03-1

In March 2004, the Emerging Issues Task Force ("EITF") reached a final consensus on EITF Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("EITF Issue No. 03-1"). EITF Issue No. 03-1 was effective for periods beginning after June 15, 2004 and adopts a three-step impairment model for securities within its scope. The three-step model must be applied on a security-by-security basis as follows:

Step 1: Determine whether an investment is impaired. An investment is impaired if the fair value of the investment is less than its cost basis.

Step 2: Evaluate whether an impairment is other-than-temporary. For debt securities that cannot be contractually prepaid or otherwise settled in such a way that the investor would not recover substantially all of its cost, an impairment is deemed other-than-temporary if the investor does not have the ability and intent to hold the investment until a forecasted market price recovery or it is probable that the investor will be unable to collect all amounts due according to the contractual terms of the debt security.

Step 3: If the impairment is other-than-temporary, recognize an impairment loss equal to the difference between the investment's cost basis and its fair value.

Subsequent to an other-than-temporary impairment loss, a debt security should be accounted for in accordance with SOP 03-3, "Accounting for Certain Loans and Debt Securities Acquired in a Transfer" ("SOP 03-3"). SOP 03-3 requires that the amount of a security's expected cash flows in excess of the investor's initial cost or amortized cost investment be recognized as interest income on a level-yield basis over the life of the security. EITF Issue No. 03-1 does not replace the impairment guidance for investments accounted for under EITF Issue No. 99-20, "Recognition of Interest Income and Impairments on Purchased and Retained Beneficial Interests in Securitized Financial Assets" ("EITF Issue No. 99-20"), however, it requires investors to determine if a security is other-than-temporarily impaired under EITF Issue No. 03-1 if the security is determined not to be other-than-temporarily impaired under EITF Issue No. 99-20.

In September 2004, the FASB staff issued clarifying guidance for comment in FASB Staff Position ("FSP") EITF Issue No. 03-1-a, "Implementation Guidance for the Application of Paragraph 16 of EITF Issue No. 03-1, 'The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments"', ("FSP Issue No. 03-1-a") and subsequently voted to delay the implementation of the impairment measurement and recognition guidance contained in paragraphs 10-20 of EITF Issue No. 03-1 in order to redeliberate certain aspects of the consensus as well as the implementation guidance included in FSP Issue No. 03-1-a. The disclosure requirements including quantitative and qualitative information regarding investments in an unrealized loss position remain effective and are included in Note 4.

The ultimate impact the adoption of EITF Issue No. 03-1 will have on the Company's consolidated financial condition and results of operations is still unknown. Depending on the nature of the ultimate guidance, adoption of the standard could potentially result in the recognition of unrealized losses, including those declines in value that are attributable to interest rate movements, as other-than-temporary impairments, except those deemed to be minor in nature. As of December 31, 2004, the Company had $154 of total gross unrealized losses. The amount of impairments to be recognized, if any, will depend on the final standard, market conditions and management's intent and ability to hold securities with unrealized losses at the time of the impairment evaluation.

STOCK-BASED COMPENSATION

In January 2003, The Hartford adopted the fair value recognition provisions of SFAS No. 123, "Accounting for Stock Issued to Employees", and used the prospective transition method. Under the prospective method, stock-based compensation expense is recognized for awards granted or modified after the beginning of the fiscal year in which the change is made. The Hartford expenses all stock-based compensation awards granted after January 1, 2003. The allocated expense to the Company from The Hartford associated with these awards for the year ended December 31, 2003, was immaterial.

All stock-based compensation awards granted or modified prior to January 1, 2003, will continue to be valued using the intrinsic value-based provisions set forth in Accounting Principles Board ("APB") Opinion No. 25, "Accounting for Stock Issued to Employees". Under the intrinsic value method, compensation expense is determined on the measurement date, which is the first date on which both the number of shares the employee is entitled to receive and the exercise price are known. Compensation expense, if any, is measured based on the award's intrinsic value, which is the excess of the market price of the stock over the exercise price on the measurement date, and is recognized over the award's vesting period. The expense, including non-option plans, related to stock-based employee compensation included in the determination of net income for the years ended December 31, 2004, 2003 and 2002 is less than that which would have been recognized if the fair value method had been applied to all awards granted since the effective date of SFAS No. 123.

INVESTMENTS

Hartford Life Insurance Company's investments in fixed maturities, which include bonds, redeemable preferred stock and commercial paper; and certain equity securities, which include common and non-redeemable preferred stocks, are classified as "available-for-sale" as defined in SFAS No. 115, "Accounting for Certain Investments in

Debt and Equity Securities" ("SFAS No. 115"). Accordingly, these securities are carried at fair value with the after-tax difference from amortized cost, as adjusted for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs, reflected in stockholders' equity as a component of accumulated other comprehensive income ("AOCI"). Equity investments classified as "trading", as defined in SFAS No. 115, are recorded at fair value with changes in fair value recorded in net investment income. Policy loans are carried at outstanding balance, which approximates fair value. Other investments primarily consist of limited partnership interests, derivatives and mortgage loans. Limited partnerships are accounted for under the equity method and accordingly the Company's share of partnership earnings are included in net investment income. Derivatives are carried at fair value and mortgage loans on real estate are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances, if any.

VALUATION OF FIXED MATURITIES

The fair value for fixed maturity securities is largely determined by one of three primary pricing methods: independent third party pricing service market quotations, independent broker quotations or pricing matrices, which use data provided by external sources. With the exception of short-term securities for which amortized cost is predominantly used to approximate fair value, security pricing is applied using a hierarchy or "waterfall" approach whereby prices are first sought from independent pricing services with the remaining unpriced securities submitted to brokers for prices or lastly priced via a pricing matrix.

Prices from independent pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain of the Company's asset-backed and commercial mortgage-backed securities are priced via broker quotations. A pricing matrix is used to price securities for which the Company is unable to obtain either a price from an independent third party service or an independent broker quotation. The pricing matrix begins with current treasury rates and uses credit spreads and issuer-specific yield adjustments received from an independent third party source to determine the market price for the security. The credit spreads incorporate the issuer's credit rating as assigned by a nationally recognized rating agency and a risk premium, if warranted, due to the issuer's industry and the security's time to maturity. The issuer-specific yield adjustments, which can be positive or negative, are updated twice annually, as of June 30 and December 31, by an independent third-party source and are intended to adjust security prices for issuer-specific factors. The matrix-priced securities at December 31, 2004 and 2003, primarily consisted of non-144A private placements and have an average duration of 4.7 and 4.3, respectively.

The following table identifies the fair value of fixed maturity securities by pricing source as of December 31, 2004 and 2003:

                                                            2004                                    2003
                                            -----------------------------------------------------------------------------
                                                                       Percentage                              Percentage
                                             General Account Fixed      of Total     General Account Fixed      of Total
                                            Maturities at Fair Value   Fair Value   Maturities at Fair Value   Fair Value
                                            -----------------------------------------------------------------------------
Priced via independent market
 quotations                                         $34,429               80.6%             $24,557               81.6%
Priced via broker quotations                          3,074                7.2%               2,037                6.8%
Priced via matrices                                   3,508                8.2%               2,129                7.1%
Priced via other methods                                 61                0.2%                 151                0.5%
Short-term investments [1]                            1,619                3.8%               1,211                4.0%
                                            -----------------------------------------------------------------------------
                          TOTAL [2]                 $42,691              100.0%             $30,085              100.0%
                                            -----------------------------------------------------------------------------

    (1) Short-term investments are primarily valued at amortized cost, which approximates fair value.

    (2) Effective January 1, 2004, guaranteed separate account assets were included with general account assets as a result of adopting SOP 03-1.

The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between knowledgeable, unrelated willing parties. As such, the estimated fair value of a financial instrument may differ significantly from the amount that could be realized if the security was sold immediately.

OTHER-THAN-TEMPORARY IMPAIRMENTS

One of the significant estimations inherent in the valuation of investments is the evaluation of other-than-temporary impairments. The evaluation of impairments is a quantitative and qualitative process, which is subject to risks and uncertainties and is intended to determine whether declines in the fair value of investments should be recognized in current period earnings. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates. The Company's accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. If the security is deemed to be other-than-temporarily impaired, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to amortized cost prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals ("the committee") that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities not subject to EITF Issue No. 99-20 ("non-EITF Issue No. 99-20 securities") that are in an unrealized loss position, are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for non-EITF Issue No. 99-20 securities is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost, (b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Non-EITF Issue No. 99-20 securities depressed by twenty percent or more for six months are presumed to be other-than-temporarily impaired unless significant objective verifiable evidence supports that the security price is temporarily depressed and is expected to recover within a reasonable period of time. The evaluation of non-EITF Issue No. 99-20 securities depressed more than ten percent is documented and discussed quarterly by the committee.

For certain securitized financial assets with contractual cash flows (including asset-backed securities), EITF Issue No. 99-20 requires the Company to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is less than its carrying amount and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment charge is recognized. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from current estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

Once an impairment charge has been recorded, the Company then continues to review the other-than-temporarily impaired securities for additional other-than-temporary impairments. The ultimate completion of EITF Issue No. 03-1 may impact the Company's current other-than-temporary impairment evaluation process. (For further discussion of EITF Issue No. 03-1, see the Future Adoption of New Accounting Standards section of Note 2.)

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses, after deducting the life and pension policyholders' share and related amortization of deferred policy acquisition costs for certain products, are reported as a component of revenues and are determined on a specific identification basis. Net realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are recorded and offset by amounts owed to policyholders and were less than $1 for the year ended December 31, 2004 and were $1 for the years ended December 31, 2003 and 2002. Under the terms of the contracts, the net realized capital gains and losses will be credited to policyholders in future years as they are entitled to receive them.

NET INVESTMENT INCOME

Interest income from fixed maturities is recognized when earned on a constant effective yield basis based on estimated principal repayments, if applicable. Prepayment fees are recorded in net investment income when earned. The Company stops recognizing interest income when it does not expect to receive amounts in accordance with the contractual terms of the security. Interest income on these investments is recognized only when interest payments are received.

DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. (For a further discussion of derivative instruments, see the Derivative Instruments section of Note 4.)

The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and the State of New York insurance departments. The Company does not make a market or trade in these instruments for the express purpose of earning short-term trading profits.

Accounting and Financial Statement Presentation of
Derivative Instruments and Hedging Activities

Derivatives are recognized on the balance sheet at fair value. Fair value is based upon either independent market quotations or pricing valuation models which utilize independent third party data as inputs. The derivative contracts are reported as assets or liabilities in other investments and other liabilities, respectively, in the consolidated balance sheets, excluding embedded derivatives and guaranteed minimum withdrawal benefits ("GMWB") reinsurance contracts. Embedded derivatives are recorded in the consolidated balance sheets with the associated host instrument. GMWB reinsurance contract amounts are recorded in reinsurance recoverables in the consolidated balance sheets.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge), (2) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash-flow" hedge), (3) a foreign-currency, fair value or cash-flow hedge ("foreign-currency" hedge), (4) a hedge of a net investment in a foreign operation or (5) held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting.

FAIR-VALUE HEDGES

Changes in the fair value of a derivative that is designated and qualifies as a fair-value hedge, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic derivative net coupon settlements are recorded in net investment income.

CASH-FLOW HEDGES

Changes in the fair value of a derivative that is designated and qualifies as a cash-flow hedge are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the consolidated statements of income in which the hedged item is recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in net investment income.

FOREIGN-CURRENCY HEDGES

Changes in the fair value of derivatives that are designated and qualify as foreign-currency hedges are recorded in either current period earnings or AOCI, depending on whether the hedged transaction is a fair-value hedge or a cash-flow hedge, respectively. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in net investment income.

NET INVESTMENT IN A FOREIGN OPERATION HEDGES

Changes in fair-value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete or substantially complete liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in net investment income.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

The Company's other investment and risk management activities primarily relate to strategies used to reduce economic risk or enhance income, and do not receive hedge accounting treatment. Changes in the fair value, including periodic net coupon settlements, of derivative instruments held for other investment and risk management purposes are reported in current period earnings as net realized capital gains and losses.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated change in value of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking all derivatives that are designated as fair-value, cash-flow, foreign-currency or net-investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Depending on the hedging strategy, quantitative methods may include the "Change in Variable Cash Flows Method," the "Change in Fair Value Method" and the "Hypothetical Derivative Method". In addition, certain hedging relationships are considered highly effective if the changes in the fair value or discounted cash flows of the hedging instrument are within a ratio of 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. If it is determined that a derivative is no longer highly effective as a hedge, the Company discontinues hedge accounting in the period in which the derivative became ineffective and prospectively, as discussed below under discontinuance of hedge accounting.

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is dedesignated as a hedging instrument, because it is unlikely that a forecasted transaction will occur; or (3) the derivative expires or is sold, terminated, or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are amortized into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

EMBEDDED DERIVATIVES

The Company purchases financial instruments and issues products, such as GMWB, that contain a derivative instrument that is embedded in the financial instruments or products. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk, which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of a derivative contract is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk. Credit exposures are generally quantified daily, netted by counterparty for each legal entity of the Company, and then collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are monitored by the Company's internal compliance unit and reviewed frequently by senior management. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that all derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits the right of offset. In addition, the Company periodically enters into swap agreements in which the Company assumes credit exposure from a single entity, referenced index or asset pool.

PRODUCT DERIVATIVES AND RISK MANAGEMENT

The Company offers certain variable annuity products with a guaranteed minimum withdrawal benefit ("GMWB") rider. The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. However, annual withdrawals that exceed a specific percentage of the premiums paid may reduce the GRB by an amount greater than the withdrawals and may also impact the guaranteed annual withdrawal amount that subsequently applies after the excess annual withdrawals occur. For certain of the withdrawal benefit features, the policyholder also has the option, after a specified time period, to reset the GRB to the then-current account value, if greater. The GMWB represents an embedded derivative in the variable annuity contract that is required to be reported separately from the host variable annuity contract. It is carried at fair value and reported in other policyholder funds. The fair value of the GMWB obligations is calculated based on actuarial assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. Because of the dynamic and complex nature of these cash flows, stochastic techniques under a variety of market return scenarios and other best estimate assumptions are used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market returns and discount rates.

In valuing the embedded derivative, the Company attributes to the derivative a portion of the fees collected from the policyholder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the policyholder for the GMWB over the Attributed Fees are associated with the host variable annuity contract and recorded in fee income.

For contracts issued prior to July 2003, the Company has a reinsurance arrangement in place to offset its exposure to the GMWB. This arrangement is recognized as a derivative and carried at fair value in reinsurance recoverables. Changes in the fair value of both the derivative assets and liabilities related to the reinsured GMWB are recorded in net realized capital gains and losses. As of July 2003, the Company had substantially exhausted all of its reinsurance capacity with respect to contracts issued after July 2003. Substantially all new contracts with the GMWB are covered by a reinsurance arrangement with a related party. For further discussion of this arrangement, see Note 15 of Notes to Consolidated Financial Statements.

DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Policy acquisition costs include commissions and certain other expenses that vary with and are primarily associated with acquiring business. Present value of future profits is an intangible asset recorded upon applying purchase accounting in an acquisition of a life insurance company. Deferred policy acquisition costs and the present value of future profits intangible asset are amortized in the same way. Both are amortized over the estimated life of the contracts acquired, usually 20 years. Within the following discussion, deferred policy acquisition costs and the present value of future profits intangible asset will be referred to as "DAC". At December 31, 2004 and 2003, the carrying value of the Company's DAC was $6.5 billion and $6.1 billion, respectively. For statutory accounting purposes, such costs are expensed as incurred.

DAC related to traditional policies are amortized over the premium-paying period in proportion to the present value of annual expected premium income. DAC related to investment contracts and universal life-type contracts are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of estimated gross profits ("EGPs"), arising principally from projected investment, mortality and expense margins and surrender charges. The attributable portion of the DAC amortization is allocated to realized gains and losses on investments. The DAC balance is also adjusted through other comprehensive income by an amount that represents the amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had unrealized gains and losses on investments been realized. Actual gross profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization.

The Company regularly evaluates its EGPs to determine if actual experience or other evidence suggests that earlier estimates should be revised. In the event that the Company were to revise its EGPs, the cumulative DAC amortization would be adjusted to reflect such revised EGPs in the period the revision was determined to be necessary. Several assumptions considered to be significant in the development of EGPs include separate account fund performance, surrender and lapse rates, estimated interest spread and estimated mortality. The separate account fund performance assumption is critical to the development of the EGPs related to the Company's variable annuity and to a lesser extent, variable universal life insurance businesses. The average annual long-term rate of assumed separate account fund performance (before mortality and expense charges) used in estimating gross profits for the variable annuity and variable universal life business was 9% for the years ended December 31, 2004 and 2003. For other products including fixed annuities and other universal life-type contracts, the average assumed investment yield ranged from 5.7% to 7.9% for both years ended December 31, 2004 and 2003.

The Company had developed models to evaluate its DAC asset, which allowed it to run a large number of stochastically determined scenarios of separate account fund performance. These scenarios were then utilized to calculate a statistically significant range of reasonable estimates of EGPs. This range was then compared to the present value of EGPs currently utilized in the DAC amortization model. As of December 31, 2004, the present value of the EGPs utilized in the DAC amortization model fall within a reasonable range of statistically calculated present value of EGPs. As a result, the Company does not believe there is sufficient evidence to suggest that a revision to the EGPs (and therefore, a revision to the DAC) as of December 31, 2004 is necessary; however, if in the future the EGPs utilized in the DAC amortization model were to exceed the margin of the reasonable range of statistically calculated EGPs, a revision could be necessary.

Additionally, the Company continues to perform analyses with respect to the potential impact of a revision to future EGPs. If such a revision to EGPs were deemed necessary, the Company would adjust, as appropriate, all of its assumptions for products accounted for in accordance with Statement of Financial Accounting Standards ("SFAS") No. 97, 'Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments', and reproject its future EGPs based on current account values at the end of the quarter in which a revision is deemed to be necessary.

Aside from absolute levels and timing of market performance assumptions, additional factors that will influence the determination to adjust assumptions include the degree of volatility in separate account fund performance and shifts in asset allocation within the separate account made by policyholders. The overall return generated by the separate account is dependent on several factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds as well as equity sector weightings. The Company's overall separate account fund performance has been reasonably correlated to the overall performance of the S&P 500 Index (which closed at 1,212 on December 31, 2004), although no assurance can be provided that this correlation will continue in the future.

The overall recoverability of the DAC asset is dependent on the future profitability of the business. The Company tests the aggregate recoverability of the DAC asset by comparing the amounts deferred to the present value of total EGPs. In addition, the Company routinely stress tests its DAC asset for recoverability against severe declines in its separate account assets, which could occur if the equity markets experienced another significant sell-off, as the majority of policyholders' funds in the separate accounts is invested in the equity market.

RESERVE FOR FUTURE POLICY BENEFITS AND UNPAID CLAIMS AND CLAIM ADJUSTMENT
EXPENSES

Liabilities for the Company's group life and disability contracts as well its individual term life insurance policies include amounts for unpaid claims and future policy benefits. Liabilities for unpaid claims include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid claims and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. In particular, for the Company's group disability known claim reserves, the morbidity table for the early durations of claim is based exclusively on the Company's experience, incorporating factors such as sex, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations and, as such, provisions for adverse deviation are built into the long-tailed liability assumptions.

OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE

The Company has classified its fixed and variable annuities, 401(k), certain governmental annuities, private placement life insurance ("PPLI"), variable universal life insurance, universal life insurance and interest sensitive whole life insurance as universal life-type contracts. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date (commonly referred to as the account value), including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract. Certain contracts classified as universal life-type may also include additional death or other insurance benefit features, such as guaranteed minimum death or income benefits offered with variable annuity contracts or no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the benefits in excess of the projected account value in proportion to the present value of total expected assessments. Excess benefits are accrued as a liability as actual assessments are recorded. Determination of the expected value of excess benefits and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrender rates and mortality experience.

The Company has classified its institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts, as investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date.

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for investment and universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. The Company's traditional life and group disability products are classified as long duration contracts, and premiums are recognized as revenue when due from policyholders.

FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholder's equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. Gains and losses on foreign currency transactions are reflected in earnings. The national currencies of the international operations are their functional currencies.

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating life insurance inforce accounted for 5%, 6%, and 6% as of December 31, 2004, 2003 and 2002, respectively, of total life insurance in force. Dividends to policyholders were $29, $63, and $65 for the years ended December 31, 2004, 2003 and 2002, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholders, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholders' equity by a charge to operations and a credit to a liability.

REINSURANCE

Written premiums, earned premiums and incurred insurance losses and loss adjustment expense all reflect the net effects of assumed and ceded reinsurance transactions. Assumed reinsurance refers to our acceptance of certain insurance risks that other insurance companies have underwritten. Ceded reinsurance means other insurance companies have agreed to share certain risks the Company has underwritten. Reinsurance accounting is followed for assumed and ceded transactions when the risk transfer provisions of SFAS No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met.

INCOME TAXES

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the future tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

NOTE 3. SEGMENT INFORMATION

The Company has changed its reportable operating segments in 2004 from Investment Products, Individual Life and Corporate Owned Life Insurance ("COLI") to Retail Products ("Retail"), Institutional Solutions ("Institutional") and Individual Life. Retail offers individual variable and fixed annuities, retirement plan products and services to corporations under Section 401(k) plans and other investment products. Institutional primarily offers retirement plan products and services to municipalities under Section 457 plans, other institutional investment products, structured settlements, and private placement life insurance (formerly COLI). Individual Life sells a variety of life insurance products, including variable universal life, universal life, interest sensitive whole life and term life insurance. Hartford Life Insurance Company also includes in an Other category net realized capital gains and losses other than periodic net coupon settlements on non-qualifying derivatives and net realized capital gains and losses related to guaranteed minimum withdrawal benefits; corporate items not directly allocable to any of its reportable operating segments, intersegment eliminations as well as certain group benefit products including group life and group disability insurance that is directly written by the Company and is substantially ceded to its direct parent HLA. Periodic net coupon settlements on non-qualifying derivatives and net realized capital gains are reflected in each applicable segment in net realized capital gains and losses.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2. The Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues primarily occur between the Other category and the operating segments. These amounts primarily include interest income on allocated surplus, interest charges on excess separate account surplus, the allocation of net realized capital gains and losses and the allocation of credit risk charges. Each operating segment is allocated corporate surplus as needed to support its business. Portfolio management is a corporate function and net realized capital gains and losses on invested assets are recognized in the Other category. Those net realized capital gains and losses that are interest rate related are subsequently allocated back to the operating segments in future periods, with interest, over the average estimated duration of the operating segment's investment portfolios, through an adjustment to each respective operating segment's net investment income, with an offsetting adjustment in the Other category. Credit related net capital losses are retained by the Other category. However, in exchange for retaining credit related losses, the Other category charges each operating segment a "credit-risk" fee through net investment income. The "credit-risk" fee covers fixed income assets included in each operating segment's general account and guaranteed separate accounts. The "credit-risk" fee is based upon historical default rates in the corporate bond market, the Company's actual default experience and estimates of future losses. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States. The following tables present summarized financial information concerning the Company's segments.

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                      2004        2003        2002
                                                                     ------------------------------
TOTAL REVENUES
  Retail Products Group
    Individual Annuities                                             $2,481      $1,656      $1,451
    Other                                                               145         118         105
      Total Retail Products Group                                     2,626       1,774       1,556
  Institutional Solutions Group                                       1,820       2,082       1,730
  Individual Life                                                       957         893         858
  Other                                                                 272         119        (195)
                                                                     ------------------------------
                                              TOTAL REVENUES         $5,675      $4,868      $3,949
                                                                     ------------------------------
NET INVESTMENT INCOME
  Retail Products Group                                              $1,079      $  493      $  367
  Institutional Solutions Group                                       1,044         976         958
  Individual Life                                                       267         222         224
  Other                                                                  80          73          23
                                                                     ------------------------------
                                 TOTAL NET INVESTMENT INCOME         $2,470      $1,764      $1,572
                                                                     ------------------------------
AMORTIZATION OF DAC
  Retail Products Group                                              $  608      $  462      $  377
  Institutional Solutions Group                                          37          33           8
  Individual Life                                                       169         165         146
                                                                     ------------------------------
                                   TOTAL AMORTIZATION OF DAC            814         660         531
                                                                     ------------------------------
INCOME TAX EXPENSE (BENEFIT)
  Retail Products Group                                              $   43      $   30      $   55
  Institutional Solutions Group                                          40          57          46
  Individual Life                                                        69          64          59
  Other                                                                (123)         17        (158)
                                                                     ------------------------------
                                    TOTAL INCOME TAX EXPENSE         $   29      $  168      $    2
                                                                     ------------------------------
NET INCOME (LOSS)
  Retail Products Group                                              $  392      $  341      $  280
  Institutional Solutions Group                                         105         119          94
  Individual Life                                                       141         134         116
  Other                                                                 327          32         (64)
                                                                     ------------------------------
                                            TOTAL NET INCOME         $  965      $  626      $  426
                                                                     ------------------------------

[1] The Company includes tax benefits reflecting the impact of audit settlements of $191, $0, and $76 for the years ended December 31, 2004, 2003, and 2002, respectively.

                                                                          December 31,
                                                                     ----------------------
                                                                       2004          2003
                                                                     ----------------------
ASSETS
  Retail Products Group                                              $121,255      $106,058
  Institutional Solutions Group                                        57,983        51,212
  Individual Life                                                      11,425        10,555
  Other                                                                 4,979         4,115
                                                                     ----------------------
                                                TOTAL ASSETS         $195,642      $171,940
                                                                     ----------------------
DAC
  Retail Products Group                                              $  4,474      $  4,271
  Institutional Solutions Group                                           159           106
  Individual Life                                                       1,809         1,689
  Other                                                                    11            22
                                                                     ----------------------
                                                   TOTAL DAC         $  6,453      $  6,088
                                                                     ----------------------
RESERVE FOR FUTURE POLICY BENEFITS
  Retail Products Group                                              $    732      $    495
  Institutional Solutions Group                                         4,845         4,356
  Individual Life                                                         538           533
  Other                                                                 1,129         1,134
                                                                     ----------------------
                    TOTAL RESERVE FOR FUTURE POLICY BENEFITS         $  7,244      $  6,518
                                                                     ----------------------
OTHER POLICYHOLDER FUNDS
  Retail Products Group                                              $ 19,395      $  9,777
  Institutional Solutions Group                                        13,447        12,059
  Individual Life                                                       4,150         3,428
  Other                                                                   501            (1)
                                                                     ----------------------
                              TOTAL OTHER POLICYHOLDER FUNDS         $ 37,493      $ 25,263
                                                                     ----------------------

NOTE 4. INVESTMENTS AND DERIVATIVE INSTRUMENTS

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                      2004        2003        2002
                                                                     ------------------------------
COMPONENTS OF NET INVESTMENT INCOME
Fixed maturities                                                     $2,122      $1,425      $1,235
Policy loans                                                            183         207         251
Other investments                                                       195         152         103
Gross investment income                                               2,500       1,784       1,589
Less: Investment expenses                                                30          20          17
                                                                     ------------------------------
                                       NET INVESTMENT INCOME         $2,470      $1,764      $1,572
                                                                     ------------------------------

COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)
Fixed maturities                                                     $  168      $   (6)     $ (285)
Equity securities                                                         7          (7)         (4)
Periodic net coupon settlements on non-qualifying
 derivatives                                                              4          29          13
Other [1]                                                               (50)        (16)         (1)
Change in liability to policyholders for net realized
 capital gains                                                           --           1           1
                                                                     ------------------------------
                         NET REALIZED CAPITAL GAINS (LOSSES)         $  129      $    1      $ (276)

[1] Primarily consists of changes in fair value on non-qualifying derivatives and hedge ineffectiveness on qualifying derivate instruments, as well as, the amortization of deferred acquisition costs.

COMPONENTS OF UNREALIZED GAINS (LOSSES) ON
 AVAILABLE-FOR-SALE EQUITY SECURITIES
Gross unrealized gains                                               $   11      $   11      $    2
Gross unrealized losses                                                  (3)         (4)        (19)
                                                                     ------------------------------
Net unrealized gains (losses)                                             8           7         (17)
Deferred income taxes and other items                                     3           2          (6)
                                                                     ------------------------------
Net unrealized gains (losses), net of tax                                 5           5         (11)
Balance -- beginning of year                                              5         (11)         (6)
                                                                     ------------------------------
    CHANGE IN UNREALIZED GAINS (LOSSES) ON EQUITY SECURITIES         $   --      $   16      $   (5)
                                                                     ------------------------------

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                      2004        2003        2002
                                                                     ------------------------------
COMPONENTS OF UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES
Gross unrealized gains                                               $2,363      $1,715      $1,389
Gross unrealized losses                                                (151)       (141)       (278)
Net unrealized gains credited to policyholders                          (20)        (63)        (58)
                                                                     ------------------------------
Net unrealized gains                                                  2,192       1,511       1,053
Deferred income taxes and other items                                 1,073         788         579
                                                                     ------------------------------
Net unrealized gains, net of tax                                      1,119         723         474
Balance -- beginning of year                                            723         474         120
                                                                     ------------------------------
     CHANGE IN UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES         $  396      $  249      $  354
                                                                     ------------------------------

COMPONENTS OF FIXED MATURITY INVESTMENTS

                                                                           As of December 31, 2004
                                                    ----------------------------------------------------------------------
                                                    Amortized           Gross                  Gross
                                                      Cost         Unrealized Gains      Unrealized Losses      Fair Value
                                                    ----------------------------------------------------------------------
BONDS AND NOTES
  Asset-backed securities ("ABS")                    $ 5,881            $   72                 $ (61)            $ 5,892
  Collateralized mortgage obligations
   ("CMOs")
   Agency backed                                         834                 9                    (3)                840
  Non-agency backed                                       48                --                    --                  48
Commercial mortgage-backed securities
 ("CMBS")
  Agency backed                                           54                --                    --                  54
  Non-agency backed                                    7,336               329                   (17)              7,648
  Corporate                                           21,066             1,826                   (57)             22,835
Government/Government agencies
  Foreign                                                649                60                    (2)                707
  United States                                          774                19                    (4)                789
  Mortgage-backed securities ("MBS") --
   U.S. Government/Government agencies                 1,542                18                    (2)              1,558
  States, municipalities and political
   subdivisions                                          675                30                    (5)                700
  Redeemable preferred stock                               1                --                    --                   1
Short-term investments                                 1,619                --                    --               1,619
                                                    ----------------------------------------------------------------------
                     TOTAL FIXED MATURITIES          $40,479            $2,363                 $(151)            $42,691
                                                    ----------------------------------------------------------------------

                                                                           As of December 31, 2003
                                                    ----------------------------------------------------------------------
                                                    Amortized           Gross                  Gross
                                                      Cost         Unrealized Gains      Unrealized Losses      Fair Value
                                                    ----------------------------------------------------------------------
BONDS AND NOTES
  Asset-backed securities ("ABS")                    $ 3,777            $   91                 $ (67)            $ 3,801
  Collateralized mortgage obligations
   ("CMOs")
   Agency backed                                         508                 8                    (2)                514
  Non-agency backed                                       19                --                    --                  19
Commercial mortgage-backed securities
 ("CMBS")
  Agency backed                                           28                --                    --                  28
  Non-agency backed                                    4,853               248                   (14)              5,087
  Corporate                                           15,003             1,273                   (46)             16,230
Government/Government agencies
  Foreign                                                641                55                    (1)                695
  United States                                          641                 8                    (2)                647
  Mortgage-backed securities ("MBS") --
   U.S. Government/Government agencies                 1,523                25                    (2)              1,546
  States, municipalities and political
   subdivisions                                          307                 6                    (7)                306
  Redeemable preferred stock                               1                --                    --                   1
Short-term investments                                 1,210                 1                    --               1,211
                                                    ----------------------------------------------------------------------
                     TOTAL FIXED MATURITIES          $28,511            $1,715                 $(141)            $30,085
                                                    ----------------------------------------------------------------------

Included in the fair value of total fixed maturities as of December 31, 2004 are $11.7 billion of guaranteed separate account assets. Guaranteed separate account assets were reclassified to the general account on January 1, 2004 as a result of the adoption of SOP 03-1. (For further discussion, see the Adoption of New Accounting Standards section of Note 2.)

The amortized cost and estimated fair value of fixed maturity investments at December 31, 2004 by contractual maturity year are shown below. Estimated maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including MBS and CMOs, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                                      Amortized Cost       Fair Value
                                                      -------------------------------
MATURITY
One year or less                                         $ 4,509            $ 4,538
Over one year through five years                          12,977             13,558
Over five years through ten years                         11,743             12,395
Over ten years                                            11,250             12,200
                                                      -------------------------------
                                        TOTAL            $40,479            $42,691
                                                      -------------------------------

NON-INCOME PRODUCING INVESTMENTS
Investments that were non-income producing as of December 31, are as follows:

                                                  2004                     2003
                                         -----------------------------------------------
                                         Amortized                Amortized
                                           Cost      Fair Value     Cost      Fair Value
                                         -----------------------------------------------
SECURITY TYPE
ABS                                         $ 6         $ 5          $ 2         $ 4
CMOs                                          1           1           --          --
Corporate                                     4           7           12          30
                                         -----------------------------------------------
                           TOTAL            $11         $13          $14         $34
                                         -----------------------------------------------

For 2004, 2003 and 2002, net investment income was $11, $17 and $13, respectively, lower than it would have been if interest on non-accrual securities had been recognized in accordance with the original terms of these investments.

SALES OF FIXED MATURITY AND EQUITY SECURITY INVESTMENTS

                                                           For the years ended
                                                              December 31,
                                                     -------------------------------
                                                      2004         2003        2002
                                                     -------------------------------
SALE OF FIXED MATURITIES
Sale proceeds                                        $13,022      $6,205      $5,617
Gross gains                                              311         196         117
Gross losses                                            (125)        (71)        (60)
SALE OF AVAILABLE-FOR-SALE EQUITY SECURITIES
Sale proceeds                                        $    75      $  107      $   11
Gross gains                                               12           4          --
Gross losses                                              (5)         (3)         (3)
                                                     -------------------------------

CONCENTRATION OF CREDIT RISK

The Company is not exposed to any credit concentration risk of a single issuer greater than 10% of the Company's stockholders' equity other than certain U.S. government and government agencies.

SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. (For further discussion regarding the Company's other-than-temporary impairment policy, see the Investments section of Note 2.) Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in market value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2004 and 2003.

The following table presents amortized cost, fair value and unrealized losses for the Company's fixed maturity and available-for-sale equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004.

                                                                            2004
                                              -----------------------------------------------------------------
                                              -----------------------------------------------------------------
                                                    Less Than 12 Months                12 Months or More
                                              -----------------------------------------------------------------
                                              Amortized    Fair    Unrealized   Amortized    Fair    Unrealized
                                                Cost      Value      Losses       Cost      Value      Losses
                                              -----------------------------------------------------------------
                                              -----------------------------------------------------------------
ABS                                            $1,112     $1,102      $(10)      $  343     $  292      $(51)
CMOs
  Agency backed                                   494        491        (3)           2          2        --
  Non-agency backed                                40         40        --           --         --        --
CMBS
  Agency backed                                    19         19        --           --         --        --
  Non-agency backed                             1,563      1,548       (15)          73         71        (2)
Corporate                                       2,685      2,652       (33)         657        633       (24)
Government/Government agencies
  Foreign                                         116        115        (1)          27         26        (1)
  United States                                   445        442        (3)           7          6        (1)
MBS -- U.S. Government/Government
 agencies                                         398        396        (2)          24         24        --
States, municipalities and political
 subdivisions                                     163        158        (5)           2          2        --
Short-term investments                             11         11        --           --         --        --
                                              -----------------------------------------------------------------
               TOTAL FIXED MATURITIES           7,046      6,974       (72)       1,135      1,056       (79)
Common stock                                       --         --        --            1          1        --
Nonredeemable preferred stock                      19         19        --           39         36        (3)
                                              -----------------------------------------------------------------
                         TOTAL EQUITY              19         19        --           40         37        (3)
                                              -----------------------------------------------------------------
TOTAL TEMPORARILY IMPAIRED SECURITIES          $7,065     $6,993      $(72)      $1,175     $1,093      $(82)
                                              -----------------------------------------------------------------

                                                                                  Total
                                                                     -------------------------------
                                                                     Amortized    Fair    Unrealized
                                                                       Cost      Value      Losses
                                                                     -------------------------------
ABS                                                                   $1,455     $1,394     $ (61)
CMOs
  Agency backed                                                          496        493        (3)
  Non-agency backed                                                       40         40        --
CMBS
  Agency backed                                                           19         19        --
  Non-agency backed                                                    1,636      1,619       (17)
Corporate                                                              3,342      3,285       (57)
Government/Government agencies
  Foreign                                                                143        141        (2)
  United States                                                          452        448        (4)
MBS -- U.S. Government/Government agencies                               422        420        (2)
States, municipalities and political subdivisions                        165        160        (5)
Short-term investments                                                    11         11        --
                                                                     -------------------------------
                                      TOTAL FIXED MATURITIES           8,181      8,030      (151)
Common stock                                                               1          1        --
Nonredeemable preferred stock                                             58         55        (3)
                                                                     -------------------------------
                                                TOTAL EQUITY              59         56        (3)
                                                                     -------------------------------
                       TOTAL TEMPORARILY IMPAIRED SECURITIES          $8,240     $8,086     $(154)
                                                                     -------------------------------

As of December 31, 2004, fixed maturities represented approximately 98% of the Company's total unrealized loss amount, which was comprised of approximately 1,200 different securities. The Company held no securities as of December 31, 2004 that were in an unrealized loss position in excess of $11. There were no fixed maturities or equity securities as of December 31, 2004, with a fair value less than 80% of the security's amortized cost for six continuous months other than certain ABS and CMBS. Other-than-temporary impairments for certain ABS and CMBS are recognized if the fair value of the security, as determined by external pricing sources, is less than its carrying amount and there has been a decrease in the present value of the expected cash flows since the last reporting period. Based on management's best estimate of future cash flows, there were no such ABS and CMBS in an unrealized loss position as of December 31, 2004 that were deemed to be other-than-temporarily impaired.

Securities in an unrealized loss position for less than twelve months were comprised of over 1,000 securities of which 88%, or $63, were comprised of securities with fair value to amortized cost ratios at or greater than 90%. The majority of these securities are investment grade fixed maturities depressed due to changes in interest rates from the date of purchase.

The securities depressed for twelve months or more as of December 31, 2004 were comprised of approximately 165 securities, with the majority of the unrealized loss amount relating to ABS and corporate fixed maturities within the financial services sector. A description of these events contributing to the security types' unrealized loss position and the factors considered in determining that recording an other-than-temporary impairment was not warranted are outlined below.

ABS -- ABS represents $51 of the securities in an unrealized loss position for twelve months or more. These securities were primarily supported by aircraft lease receivables that had suffered a decrease in value in recent years as a result of a prolonged decline in airline travel, the uncertainty of a potential industry recovery and lack of market liquidity in this sector. Although uncertainty surrounding the stability of domestic airlines continues to weigh heavily on this sector, worldwide travel and aircraft demand appears to be improving, resulting in a modest increase in market prices and greater liquidity in this sector during 2004. As of December 31, 2004, the estimated future cash flows for these securities indicated full recovery and as a result, based on management's intent and ability to hold these securities, the prices of these securities were deemed to be temporarily depressed.

FINANCIAL SERVICES -- Financial services represents approximately $12 of the securities in an unrealized loss position for twelve months or more. These securities are investment grade securities priced at or greater than 90% of amortized cost. As of December 31, 2004, the financial services twelve months or more unrealized loss amount primarily related to variable rate securities with extended maturity dates, which have been adversely impacted by the reduction in forward interest rates after the purchase date, resulting in lower expected cash flows. Unrealized losses for these securities have declined during the year as interest rates have risen. Additional changes in fair value of these securities are primarily dependent on future changes in forward interest rates. The majority of these variable rate securities are currently hedged with interest rate swaps, which convert the variable rate earned on the securities to a fixed amount. The swaps generally receive cash flow hedge accounting treatment and are currently in an unrealized gain position.

The remaining balance of $19 in the twelve months or more unrealized loss category is comprised of approximately 90 securities, substantially all of which were depressed only a minor extent with fair value to amortized cost ratios at or greater than 90% as of December 31, 2004. The decline in market value for these securities is primarily attributable to changes in interest rates.

The following table presents the Company's unrealized loss, fair value and amortized cost for fixed maturity and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2003.

                                                                              2003
                                                ----------------------------------------------------------------
                                                ----------------------------------------------------------------
                                                      Less Than 12 Months               12 Months or More
                                                ----------------------------------------------------------------
                                                Amortized    Fair    Unrealized   Amortized   Fair    Unrealized
                                                  Cost      Value      Losses       Cost      Value     Losses
                                                ----------------------------------------------------------------
ABS                                              $  238     $  235      $ (3)       $ 85      $ 84       $ (1)
CMOs
  Agency backed                                     206        204        (2)          1         1         --
  Non-agency backed                                   3          3        --          --        --         --
CMBS
  Non-agency backed                                 527        521        (6)         57        57         --
  Corporate                                       1,296      1,266       (30)        347       331        (16)
Government/Government agencies
  Foreign                                            26         25        (1)         --        --         --
  United States                                     235        233        (2)         --        --         --
MBS -- U.S. Government/Government
 agencies                                           166        164        (2)         --        --         --
States, municipalities and political
 subdivisions                                       160        153        (7)         --        --         --
                                                ----------------------------------------------------------------
                 TOTAL FIXED MATURITIES           2,857      2,804       (53)        490       473        (17)
Common stock                                          2          2        --           3         3         --
Nonredeemable preferred stock                        39         35        (4)         --        --         --
                                                ----------------------------------------------------------------
Total equity                                         41         37        (4)          3         3         --
                                                ----------------------------------------------------------------
             TOTAL TEMPORARILY IMPAIRED
                        SECURITIES [1]           $2,898     $2,841      $(57)       $493      $476       $(17)
                                                ----------------------------------------------------------------

                                                                                  Total
                                                                     -------------------------------
                                                                     Amortized    Fair    Unrealized
                                                                       Cost      Value      Losses
                                                                     -------------------------------
ABS                                                                   $  323     $  319      $ (4)
CMOs
  Agency backed                                                          207        205        (2)
  Non-agency backed                                                        3          3        --
CMBS
  Non-agency backed                                                      584        578        (6)
  Corporate                                                            1,643      1,597       (46)
Government/Government agencies
  Foreign                                                                 26         25        (1)
  United States                                                          235        233        (2)
MBS -- U.S. Government/Government agencies                               166        164        (2)
States, municipalities and political subdivisions                        160        153        (7)
                                                                     -------------------------------
                                      TOTAL FIXED MATURITIES           3,347      3,277       (70)
Common stock                                                               5          5        --
Nonredeemable preferred stock                                             39         35        (4)
                                                                     -------------------------------
Total equity                                                              44         40        (4)
                                                                     -------------------------------
                  TOTAL TEMPORARILY IMPAIRED SECURITIES (1)           $3,391     $3,317      $(74)
                                                                     -------------------------------

[1] Excludes securities subject to EITF Issue No. 99-20 and guaranteed separate account assets.

There were no fixed maturities or equity securities as of December 31, 2003, with a fair value less than 80% of the security's amortized cost for six continuous months. As of December 31, 2003, fixed maturities represented approximately 95% of the Company's unrealized loss amount, which was comprised of approximately 425 different securities. As of December 31, 2003, the Company held no securities presented in the table above that were at an unrealized loss position in excess of $4.2.

The majority of the securities in an unrealized loss position for less than twelve months were depressed due to the rise in long-term interest rates. This group of securities was comprised of approximately 375 securities. Of the less than twelve months total unrealized loss amount $48, or 84%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%. As of December 31, 2003, $47 of the less than twelve months total unrealized loss amount was comprised of securities in an unrealized loss position for less than six continuous months.

The securities depressed for twelve months or more were comprised of less than 100 securities. Of the twelve months or more unrealized loss amount $15, or 88%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%.

As of December 31, 2003, the securities in an unrealized loss position for twelve months or more were primarily interest rate related. The sector in the greatest gross unrealized loss position in the table above was financial services, which is included within the corporate category above. A description of the events contributing to the security type's unrealized loss position and the factors considered in determining that recording an other-than-temporary impairment was not warranted are outlined below.

FINANCIAL SERVICES -- Financial services represents approximately $10 of the securities in an unrealized loss position for twelve months or more. All of these positions were priced at or greater than 80% of amortized cost as of December 31, 2003. The financial services securities in an unrealized loss position are primarily investment grade variable rate securities with extended maturity dates, which have been adversely impacted by the reduction in forward interest rates after the purchase date, resulting in lower expected cash flows. Unrealized loss amounts for these securities declined during 2003 as interest rates increased. Additional changes in fair value of these securities are primarily dependent on future changes in forward interest rates. A substantial percentage of these securities are currently hedged with interest rate swaps, which convert the variable rate earned on the securities to a fixed amount. The swaps generally receive cash flow hedge accounting treatment and are currently in an unrealized gain position.

The remaining balance of $7 in the twelve months or more unrealized loss category is comprised of approximately 50 securities with fair value to amortized cost ratios at or greater than 80%.

INVESTMENT MANAGEMENT ACTIVITIES

During 2004, Hartford Investment Management Company issued one and began serving as the collateral asset manager for an additional synthetic collateralized loan obligation ("CLO"), both of which the Company has an investment in. The synthetic CLOs invest in senior secured bank loans through total return swaps ("referenced bank loan portfolios"). The notional value of the referenced bank loan portfolios from the two synthetic CLOs as of December 31, 2004 was approximately $700. The synthetic CLOs issued approximately $135 of notes and preferred shares ("CLO issuances"), approximately $120 of which was to third party investors. The proceeds from the CLO issuances were invested in collateral accounts consisting of high credit quality securities that were pledged to the referenced bank loan portfolios' swap counterparties. Investors in the CLO issuances receive the net proceeds from the referenced bank loan portfolios. Any principal losses incurred by the swap counterparties associated with the referenced bank loan portfolios are borne by the CLO issuances investors through the total return swaps.

Pursuant to the requirements of FIN 46R, the Company has concluded that the two synthetic CLOs are VIEs and that the Company is the primary beneficiary and must consolidate the CLO issued in 2004. Accordingly, the Company has recorded in the consolidated balance sheets $65 of cash and invested assets, total return swaps with a fair value of $3 in other assets, which reference a bank loan portfolio with a maximum notional of $400, and $52 in other liabilities related to the CLO issuances. The total return from the referenced bank loan portfolio of $3 was received via the total return swap and recorded in realized capital gains and losses. Income from the fixed maturity collateral account and CLO issuance investor payments were recorded in net investment income in the consolidated statements of income. The Company's investment in the consolidated synthetic CLO issuance is $14, which is its maximum exposure to loss. In addition, the Company has a $2 preferred share investment in the non-consolidated synthetic CLO issuance, which is its maximum exposure to loss. The investors in the two synthetic CLO issuances have recourse only to the VIE assets and not to the general credit of the Company.

DERIVATIVE INSTRUMENTS

Derivative instruments are recorded at fair value and presented in the consolidated balance sheets as of December 31, as follows:

                                                 Asset Values         Liability Values
                                                ---------------------------------------
                                                2004       2003       2004        2003
                                                ---------------------------------------
Other investments                               $ 42       $116       $ --        $ --
Reinsurance recoverables                          --         --        129         115
Other policyholder funds and benefits
  payable                                        129        115         --          --
Fixed maturities                                   4          7         --          --
Other liabilities                                 --         --        449         186
                                                ---------------------------------------
                                    TOTAL       $175       $238       $578        $301
                                                ---------------------------------------

The following table summarizes the primary derivative instruments used by the Company and the hedging strategies to which they relate. Derivatives in the Company's separate accounts are not included because the associated gains and losses accrue directly to policyholders. The notional value of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value amounts of derivative assets and liabilities are presented on a net basis as of December 31.

                                                                      Notional Amount          Fair Value
                                                                   --------------------------------------------
HEDGING STRATEGY                                                     2004        2003        2004       2003
                                                                   --------------------------------------------
CASH-FLOW HEDGES

Interest rate swaps
  Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. These derivatives are predominantly used to better match cash receipts from assets with cash disbursements required to fund liabilities. The Company also enters into forward starting swap agreements to hedge the interest rate exposure on anticipated fixed-rate asset purchases due to changes in the benchmark interest rate London-Interbank Offered Rate
  ('LIBOR'). These derivatives were structured to hedge interest rate exposure inherent in the assumptions used to price primarily certain long-term disability products.

  Interest rate swaps are also used to hedge a portion of the
  Company's floating rate guaranteed investment contracts. These derivatives convert the floating rate guaranteed investment contract payments to a fixed rate to better match the cash
  receipts earned from the supporting investment portfolio.         $ 4,944    $ 1,889      $  40      $   98

Foreign currency swaps
  Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed
  maturities are primarily denominated in euros and are swapped to minimize cash flow fluctuations due to changes in currency
  rates.                                                              1,311        703       (421)       (147)

FAIR-VALUE HEDGES

Interest rate swaps
  A portion of the Company's fixed debt is hedged against increases in LIBOR, the designated benchmark interest rate.

  In addition, interest rate swaps are used to hedge the changes in fair value of certain fixed rate liabilities due to changes
  in LIBOR.                                                             201        112         (5)         (5)

Interest rate caps and floors
  Interest rate caps and floors are used to offset the changes in fair value related to corresponding interest rate caps and floors that exist in certain of the Company's variable-rate
  fixed maturity investments.                                           148         51         (1)         (1)

                                                                      Notional Amount          Fair Value
                                                                   --------------------------------------------
HEDGING STRATEGY                                                     2004        2003        2004       2003
                                                                   --------------------------------------------
OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

Interest rate caps and swaption contracts
  The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contract in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. These derivatives are also used to reduce the duration risk in certain investment portfolios. These derivative instruments are structured to hedge the durations of fixed maturity investments to match certain products in accordance with the Company's asset and liability management policy.

  The Company also uses an interest rate cap as an economic hedge of the interest rate risk related to fixed rate debt. In a rising interest rate environment, the cap will limit the net
  interest expense on the hedged fixed rate debt.                   $ 1,466    $ 1,466      $   2      $   11

Interest rate swaps
  The Company enters into interest rates swaps to terminate
  existing swaps in hedging relationships, and thereby offsetting the changes in value in the original swap. In addition, the
  Company uses interest rate swaps to manage duration risk
  between assets and liabilities.                                     1,441      1,702          7          29

Foreign currency swaps, forwards and put and call options
  The Company enters into foreign currency swaps and forwards and purchases foreign put options and writes foreign call options to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. Currency options were closed in January 2003 for a loss of $3, after-tax.

  The Company also enters into pay fixed U.S. dollar receive fixed yen zero coupon swaps and forwards to mitigate the
  foreign currency exposure associated with the yen denominated individual fixed annuity product. In addition, forward settling fixed maturity investments are traded to manage duration and
  foreign currency risk associated with this product.                   923        104        (64)        (31)

                                                                      Notional Amount          Fair Value
                                                                   --------------------------------------------
HEDGING STRATEGY                                                     2004        2003        2004       2003
                                                                   --------------------------------------------
Credit default and total return swaps
  The Company enters into swap agreements in which the Company assumes credit exposure from an individual entity, referenced index or asset pool. The Company assumes credit exposure to individual entities through credit default swaps. These
  contracts entitle the company to receive a periodic fee in exchange for an obligation to compensate the derivative
  counterparty should a credit event occur on the part of the referenced security issuer. Credit events typically include failure on the part of the referenced security issuer to make a fixed dollar amount of contractual interest or principal
  payments or bankruptcy. The maximum potential future exposure to the Company is the notional value of the swap contracts,
  $193 and $49, after-tax, as of December 31, 2004 and 2003, respectively.

  The Company also assumes exposure to the change in value of indices or asset pools through total return swaps. As of December 31, 2004 and 2003, the maximum potential future exposure to the Company from such contracts is $458 and $130, after-tax, respectively.

  The Company enters into credit default swaps agreements, in which the Company pays a derivative counterparty a periodic fee in exchange for compensation from the counterparty should a credit event occur on the part of the referenced security
  issuer. The Company entered into these agreements as an
  efficient means to reduce credit exposure to specified issuers.   $ 1,418    $   275      $   6      $  (18)

Options
  The Company writes option contracts for a premium to monetize the option embedded in certain of its fixed maturity
  investments. The written option grants the holder the ability to call the bond at a predetermined strike value. The maximum potential future economic exposure is represented by the then fair value of the bond in excess of the strike value, which is expected to be entirely offset by the appreciation in the value
  of the embedded long option.                                           95        276          1           1

Product derivatives
  The Company offers certain variable annuity products with a
  GMWB rider. The GMWB is an embedded derivative that provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. The policyholder also has the
  option, after a specified time period, to reset the GRB to the then-current account value, if greater. (For a further
  discussion, see the Derivative Instruments section of Note 2).
  The notional value of the embedded derivative is the GRB
  balance.                                                           25,433     14,961        129         115

Reinsurance contracts
  Reinsurance arrangements are used to offset the Company's
  exposure to the GMWB embedded derivative for the lives of the host variable annuity contracts. The notional amount of the
  reinsurance contracts is the GRB amount.                           25,433     14,961       (129)       (115)

                                                                      Notional Amount          Fair Value
                                                                   --------------------------------------------
HEDGING STRATEGY                                                     2004        2003        2004       2003
                                                                   --------------------------------------------
Statutory Reserve hedging instruments
  The Company purchased one and two year S&P 500 put option
  contracts to economically hedge the statutory reserve impact of equity exposure arising primarily from GMDB obligations against
  a decline in the equity markets.                                  $ 1,921    $    --      $  32      $   --
                                                                   --------------------------------------------

                                                            TOTAL   $64,734    $36,500      $(403)     $  (63)
                                                                   --------------------------------------------

The increase in notional amount since December 31, 2003 is primarily due to an increase in embedded derivatives associated with GMWB product sales, and, to a lesser extent, derivatives transferred to the general account as a result of the adoption of SOP 03-1 and new hedging strategies. The decrease in the net fair value of derivative instruments since December 31, 2003 was primarily due to the changes in foreign currency exchange rates, the rise in short-term interest rates during 2004 and derivatives transferred to the general account pursuant to the adoption of SOP 03-1.

Due to the adoption of SOP 03-1, derivatives previously included in separate accounts were reclassified into various other balance sheet classifications. On January 1, 2004, the notional amount and net fair value of derivative instruments reclassified totaled $2.9 billion and $(71), respectively.

For the year ended December 31, 2004, gross gains and losses representing the total ineffectiveness of all fair-value and net investment hedges were immaterial. For the year ended December 31, 2004, the Company's net gain and loss representing hedge ineffectiveness on cash flow hedges was $(12), after-tax. For the years ended December 31, 2003 and 2002, the Company's gross gains and losses representing the total ineffectiveness of all cash-flow, fair-value and net investment hedges were immaterial.

The total change in value for other derivative-based strategies which do not qualify for hedge accounting treatment, including periodic net coupon settlements, are reported as net realized capital gains and losses in the consolidated statements of income. For the years ended December 31, 2004, 2003 and 2002, the Company recognized an after-tax net (loss) gain of $(8), $(3) and $1 respectively, for derivative-based strategies, which do not qualify for hedge accounting treatment.

As of December 31, 2004 and 2003, the after-tax deferred net gains on derivative instruments accumulated in AOCI that are expected to be reclassified to earnings during the next twelve months are $6. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows. The Company does not hedge any exposure to the variability of future cash flows other than interest payments on variable-rate debt. For the years ended December 31, 2004, 2003 and 2002, the net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges were immaterial.

Hartford Life began issuing a yen denominated individual fixed annuity product from a related party, Hartford Life Insurance KK, a wholly owned Japanese subsidiary of Hartford Life and Accident Insurance Company, in the fourth quarter of 2004. The yen denominated fixed annuity product is recorded in the consolidated balance sheets in other policyholder funds and benefits payable in U.S. dollars based upon the December 31, 2004 yen to dollar spot rate. To mitigate the yen exposure associated with the product, during the fourth quarter of 2004, the Company entered into pay fixed U.S. dollar receive fixed yen, zero coupon currency swaps (dollar to yen derivatives). As of December 31, 2004 the dollar to yen derivatives had a notional and fair value of $408 and $9, respectively. Changes in fair value of the dollar to yen derivatives totaled $9 for the year ended December 31, 2004. Although economically an effective hedge, a divergence between the yen denominated fixed annuity product liability and the dollar to yen derivatives exists primarily due to the difference in the basis of accounting between the liability and the derivative instruments (i.e. historical cost versus fair value). The yen denominated fixed annuity product liabilities are recorded on a historical cost basis and are only adjusted for changes in foreign spot rates and accrued income. The dollar to yen derivatives are recorded at fair value incorporating changes in value due to changes in forward foreign exchange rates, interest rates and accrued income.

SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned for a short period of time from the Company's portfolio to qualifying third parties, via a lending agent. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2004 and

2003, the fair value of the loaned securities was approximately $1.0 billion and $780, respectively, and was included in fixed maturities in the consolidated balance sheets. The Company retains a portion of the income earned from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $1.3 and $0.5 for the years ended December 31, 2004 and 2003, respectively, which was included in net investment income.

The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2004 and 2003, collateral pledged of $276 and $209, respectively, was included in fixed maturities in the consolidated balance sheets.

The classification and carrying amount of the loaned securities associated with the lending program and the collateral pledged at December 31, 2004 and 2003 were as follows:

                                       2004       2003
                                      ----------------
LOANED SECURITIES AND
 COLLATERAL PLEDGED
ABS                                   $   24      $ 41
CMBS                                     158       143
Corporate                                681       381
Government/Government
 Agencies
Foreign                                   16        11
United States                            404       413
                                      ----------------
                        TOTAL         $1,283      $989
                                      ----------------

As of December 31, 2004 and 2003, the Company had accepted collateral relating to the securities lending program and collateral arrangements consisting of cash, U.S. Government, and U.S. Government agency securities with a fair value of $1 billion and $996, respectively. At December 31, 2004 and 2003, cash collateral of $1 billion and $869, respectively, was invested and recorded in the consolidated balance sheets in fixed maturities with a corresponding amount recorded in other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2004 and 2003. As of December 31, 2004 and 2003, all collateral accepted was held in separate custodial accounts.
NOTE 5. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107 "Disclosure about Fair Value of Financial Instruments", requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts other than financial guarantees and investment contracts. Hartford Life Insurance Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument.

Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

Fair value of other investments, which primarily consist of partnership investments, is based on external market valuations from partnership management. Other investments also include mortgage loans, whereby the carrying value approximates fair value.

Derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models, quotations furnished by dealers in such instrument or market quotations. Other policyholder funds and benefits payable fair value information is determined by estimating future cash flows, discounted at the current market rate.

The carrying amount and fair values of Hartford Life Insurance Company's financial instruments as of December 31, 2004 and 2003 were as follows:

                                                                2004                           2003
                                                    -----------------------------------------------------------
                                                       Carrying          Fair         Carrying          Fair
                                                        Amount          Value          Amount          Value
                                                    -----------------------------------------------------------
ASSETS
  Fixed maturities                                      $42,691        $42,691         $30,085        $30,085
  Equity securities                                         180            180              85             85
  Policy loans                                            2,617          2,617           2,470          2,470
  Other investments                                       1,083          1,083             639            639
LIABILITIES
  Other policyholder funds [1]                          $ 9,244        $ 9,075         $ 7,654        $ 7,888
                                                    -----------------------------------------------------------

[1] Excludes universal life type insurance contracts, including corporate owned life insurance.

NOTE 6. REINSURANCE

Hartford Life Insurance Company cedes insurance to other insurers in order to limit its maximum losses and to diversify its exposures. Such transfers do not relieve Hartford Life Insurance Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to Hartford Life Insurance Company. The Company also assumes reinsurance from other insurers and is a member of and participates in several reinsurance pools and associations. Hartford Life Insurance Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. As of December 31, 2004, Hartford Life Insurance Company had no reinsurance recoverables and related concentrations of credit risk greater than 10% of the Company's stockholder's equity.

In accordance with normal industry practice, Hartford Life Insurance Company is involved in both the cession and assumption of insurance with other insurance and reinsurance companies. As of December 31, 2004, the largest amount of life insurance retained on any one life by any one of the life operations was approximately $2.9. In addition, the Company reinsures the majority of the minimum death benefit guarantees as well as the guaranteed withdrawal benefits offered in connection with its variable annuity contracts. Substantially all contracts written since July 2003 with the GMWB are covered by a reinsurance arrangement with a related party.

Insurance fees, earned premiums and other were comprised of the following:

                                                                         For the years ended
                                                                             December 31,
                                                                   --------------------------------
                                                                    2004         2003         2002
                                                                   --------------------------------
Gross fee income, earned premiums and other                        $3,834       $3,780       $3,324
Reinsurance assumed                                                    49           43           45
Reinsurance ceded                                                    (807)        (720)        (716)
                                                                   --------------------------------
NET FEE INCOME, EARNED PREMIUMS AND OTHER                          $3,076       $3,103       $2,653
                                                                   --------------------------------

Hartford Life Insurance Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements. Yearly renewable term and coinsurance arrangements result in passing a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate amount of the premiums less an allowance for commissions and expenses and is liable for a corresponding proportionate amount of all benefit payments. Modified coinsurance is similar to coinsurance except that the cash and investments that support the liabilities for contract benefits are not transferred to the assuming company, and settlements are made on a net basis between the companies.

Hartford Life Insurance Company also purchases reinsurance covering the death benefit guarantees on a portion of its variable annuity business. On March 16, 2003, a final decision and award was issued in the previously disclosed arbitration between subsidiaries of the Company and one of their primary reinsurers relating to policies with death benefits written from 1994 to 1999.

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance contracts, which reduce death and other benefits were $426, $550, and $670 for the years ended December 31, 2004, 2003 and 2002, respectively. Hartford Life Insurance Company also assumes reinsurance from other insurers.

Hartford Life Insurance Company records a receivable for reinsured benefits paid and the portion of insurance liabilities that are reinsured, net of a valuation allowance, if necessary. The amounts recoverable from reinsurers are estimated based on assumptions that are consistent with those used in establishing the reserves related to the underlying reinsured contracts. Management believes the recoverables are appropriately established; however, in the event that future circumstances and information require Hartford Life Insurance Company to change its estimates of needed loss reserves, the amount of reinsurance recoverables may also require adjustments.

Hartford Life Insurance Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $133, $78, and $96 in 2004, 2003 and 2002, respectively, and accident and health premium of $230, $305, and $373, respectively, to HLA.

REINSURANCE RECAPTURE

On June 30, 2003, the Company recaptured a block of business previously reinsured with an unaffiliated reinsurer. Under this treaty, the Company reinsured a portion of the GMDB feature associated with certain of its annuity contracts. As consideration for recapturing the business and final settlement under the treaty, the Company has received assets valued at approximately $32 and one million warrants exercisable for the unaffiliated company's stock. This amount represents to the Company an advance collection of its future recoveries under the reinsurance agreement and will be recognized as future losses are incurred. Prospectively, as a result of the recapture, the Company will be responsible for all of the remaining and ongoing risks associated with the GMDB's related to this block of business. The recapture increased the net amount at risk retained by the Company, which is included in the net amount at risk discussed in Note 9. On January 1, 2004, upon adoption of the SOP, the $32 was included in the Company's GMDB reserve calculation as part of the net reserve benefit ratio and as a claim recovery to date.

NOTE 7. DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Changes in deferred policy acquisition costs and present value of future profits is as follows:

                                                                    2004         2003         2002
                                                                   --------------------------------
BALANCE, JANUARY 1                                                 $6,088       $5,479       $5,338
Capitalization                                                      1,375        1,319          987
Amortization -- Deferred Policy Acquisitions costs                   (774)        (620)        (491)
Amortization -- Present Value of Future Profits                       (40)         (39)         (39)
Amortization -- Realized Capital Gains/(Losses)                       (12)          14            8
Adjustments to unrealized gains and losses on securities
 available-for-sale and other                                         (79)         (65)        (324)
Cumulative effect of accounting changes (SOP 03-1)                   (105)          --           --
                                                                   --------------------------------
BALANCE, DECEMBER 31                                               $6,453       $6,088       $5,479
                                                                   --------------------------------

The following table shows the carrying amount and accumulated net amortization of the present value of future profits for the years ended December 31, 2004 and 2003.

                                                          2004                             2003
                                             ---------------------------------------------------------------
                                                               Accumulated                      Accumulated
                                                Carrying           Net           Carrying           Net
                                                 Amount        Amortization       Amount        Amortization
                                             ---------------------------------------------------------------
Present value of future profits                   $608             $155            $605             $115
                                             ---------------------------------------------------------------

Net amortization expense for the years ended December 31, 2004, 2003 and 2002 was $40, $39 and $39, respectively.

Estimated future net amortization expense for the succeeding five years is as follows.

For the year ended December 31,
----------------------------------------------
2005                                  $     39
2006                                  $     35
2007                                  $     31
2008                                  $     28
2009                                  $     26
----------------------------------------------

NOTE 8. GOODWILL AND OTHER INTANGIBLE ASSETS

Effective January 1, 2002, the Company adopted SFAS No. 142, "Goodwill and Other Intangible Assets", and accordingly ceased all amortization of goodwill. As of December 31, 2004 and December 31, 2003, the carrying amount of goodwill for the Company's Retail Products segment was $119 and the Company's Individual Life segment was $67.

The Company's tests of its goodwill for other-than-temporary impairment in accordance with SFAS No. 142 resulted in no write-downs for the years ended December 31, 2004 and 2003.

For a discussion of the Company's acquired intangible assets that continue to be subject to amortization and aggregate amortization expense, see Note 7. Except for goodwill, the Company has no material intangible assets with indefinite useful lives.

NOTE 9. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

The Hartford records the variable portion of individual variable annuities, 401(k), institutional, governmental, private placement life and variable life insurance products within separate account assets and liabilities, which are reported at fair value. Separate account assets are segregated from other investments. Investment income and gains and losses from those separate account assets, which accrue directly to, and whereby investment risk is borne by, the policyholder, are offset by the related liability changes within the same line item in the statement of income. The fees earned for administrative and contract holder maintenance services performed for these separate accounts are included in fee income. During 2004, there were no gains or losses on transfers of assets from the general account to the separate account. The Company had recorded certain market value adjusted ("MVA") fixed annuity products and modified guarantee life insurance (primarily the Company's Compound Rate Contract ("CRC") and associated assets) as separate account assets and liabilities through December 31, 2003. Notwithstanding the market value adjustment feature in this product, all of the investment performance of the separate account assets is not being passed to the contract holder. Therefore, it does not meet the conditions for separate account reporting under SOP 03-1. Separate account assets and liabilities related to CRC of $11.7 billion were reclassified to, and revalued in, the general account upon adoption of SOP 03-1 on January 1, 2004.

Many of the variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal and income benefits. Guaranteed minimum death benefits are offered in various forms as described in the footnotes to the table below. The Company currently reinsures a significant portion of the death benefit guarantees associated with its in-force block of business. Upon adoption of SOP 03-1, the Company recorded a liability for GMDB sold with variable annuity products of $217 and a related GMDB reinsurance recoverable asset of $108. As of December 31, 2004, the liability from GMDB sold with annuity products was $174. The reinsurance recoverable asset, related to GMDB was $64 as of December 31, 2004. During 2004, the Company incurred guaranteed death benefits of $123, and paid guaranteed death benefits of $166. Guaranteed minimum death benefits paid during 2003 were $289. Guaranteed minimum death benefits paid during 2002 were $264.

The net GMDB liability is established by estimating the expected value of net reinsurance costs and death benefits in excess of the projected account balance. The excess death benefits and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments. The GMDB liability is recorded in Future Policy Benefits on the Company's balance sheet. Changes in the GMDB liability are recorded in Benefits, Claims and Claims Adjustment Expenses on the Company's statement of income. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

The determination of the GMDB liabilities and related GMDB reinsurance recoverable is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. The following assumptions were used to determine the GMDB liability as of December 31, 2004:

    - 250 stochastically generated investment performance scenarios

    - Returns, representing the Company's long-term assumptions, varied by asset class with a low of 3% for cash, a high of 11% for aggressive equities, and a weighted average of 9%

    - Volatilities also varied by asset class with a low of 1% for cash, a high of 15% for aggressive equities, and a weighted average of 12%

    - 80% of the 1983 GAM mortality table was used for mortality assumptions

    - Lapse rates by calendar year vary from a low of 8% to a high of 14%, with an average of 12%

    - Discount rate of 7.5%

The following table provides details concerning GMDB exposure:

                        BREAKDOWN OF VARIABLE ANNUITY ACCOUNT VALUE BY GMDB TYPE
                                                                            Retained    Weighted Average
                                                   Account    Net Amount   Net Amount     Attained Age
Maximum anniversary value (MAV) [1]                 Value      at Risk      at Risk       of Annuitant
                                                   -----------------------------------------------------
MAV only                                           $ 61,675     $6,568       $  683            63
With 5% rollup [2]                                    4,204        575          104            62
With Earnings Protection Benefit Rider (EPB) [3]      4,849        228           67            59
With 5% rollup & EPB                                  1,499        124           21            61
Total MAV                                            72,227      7,495          875            63
Asset Protection Benefit (APB) [4]                   17,173          5            4            61
Ratchet [5] (5 years)                                    40          2           --            65
Reset [6] (5-7 years)                                 8,262        640          640            60
Return of Premium [7]/Other                           8,548         18           18            60
Total                                              $106,250     $8,160       $1,537            63
                                                   -----------------------------------------------------

[1] MAV: the death benefit is the greatest of current account value, net premiums paid and the highest account value on any anniversary before age 80 (adjusted for withdrawals).

[2] Rollup: the death benefit is the greatest of the MAV, current account value, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 or 100% of adjusted premiums.

[3] EPB: The death benefit is the greatest of the MAV, current account value, or contract value plus a percentage of the contract's growth. The contract's growth is account value less premiums net of withdrawals, subject to a cap of 200% of premiums net of withdrawals.

[4] APB: the death benefit is the greater of current account value or MAV, not to exceed current account value plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

[5] Ratchet: the death benefit is the greatest of current account value, net premiums paid and the highest account value on any specified anniversary before age 85 (adjusted for withdrawals).

[6] Reset: the death benefit is the greatest of current account value, net premiums paid and the most recent five to seven year anniversary account value before age 80 (adjusted for withdrawals).

[7] Return of premium: the death benefit is the greater of current account value and net premiums paid.

The Company offers certain variable annuity products with a GMWB rider. The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. However, annual withdrawals that exceed a specified percentage of the premiums paid may reduce the GRB by an amount greater than the withdrawals and may also impact the guaranteed annual withdrawal amount that subsequently applies after the excess annual withdrawals occur. In certain contracts, the policyholder also has the option, after a specified time period, to reset the GRB to the then-current account value, if greater. The GMWB represents an embedded derivative liability in the variable annuity contract that is required to be reported separately from the host variable annuity contract. It is carried at fair value and reported in other policyholder funds. The fair value of the GMWB obligations are calculated based on actuarial assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. Because of the dynamic and complex nature of these cash flows, stochastic techniques under a variety of market return scenarios and other best estimate assumptions are used. Estimating cash flows involves numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market returns and discount rates.

As of December 31, 2004 and December 31, 2003, the embedded derivative asset recorded for GMWB, before reinsurance, was $129 and $115, respectively. During 2004 and 2003, the change in value of the GMWB, reported in realized gains was $33 and $165 was incurred, respectively. There were no payments made for the GMWB during 2004, 2003 or 2002.

Account balances of contracts with guarantees were invested in variable separate accounts as follows:

                                       As of
                                    December 31,
Asset type                              2004
--------------------------------------------------
Equity securities (including
 mutual funds)                        $88,782
Cash and cash equivalents               7,379
                                  ----------------
                           TOTAL      $96,161
--------------------------------------------------

As of December 31, 2004, approximately 16% of the equity securities above were invested in fixed income securities and approximately 84% were in equity securities.

The Individual Life segment sells universal life-type contracts with and without certain secondary guarantees, such as a guarantee that the policy will not lapse, even if the account value is reduced to zero, as long as the policyholder makes scheduled premium payments. The cumulative effect on net income upon recording additional liabilities for universal life-type contracts and the related secondary guarantees, in accordance with SOP 03-1, was not material. As of December 31, 2004, the liability for secondary guarantees as well as the amounts incurred and paid during the year was immaterial.

NOTE 10. SALES INDUCEMENTS

The Company currently offers enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. Through December 31, 2003, the expense associated with offering certain of these bonuses was deferred and amortized over the contingent deferred sales charge period. Others were expensed as incurred. Effective January 1, 2004, upon the Company's adoption of SOP 03-1, the expense associated with offering a bonus is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. Also, effective January 1, 2004, amortization expense associated with expenses previously deferred is recorded over the remaining life of the contract rather than over the contingent deferred sales charge period.

Changes in deferred sales inducement activity were as follows for the year ended December 31, 2004:

Balance, beginning of period                $    198
Sales inducements deferred                       141
Amortization charged to income                   (30)
                                            --------
BALANCE AT DECEMBER 31                      $    309
----------------------------------------------------

NOTE 11. COMMITMENTS AND CONTINGENT LIABILITIES

LITIGATION

The Hartford Financial Services Group, Inc. and its consolidated subsidiaries ("The Hartford") is involved in various legal actions arising in the ordinary course of business, some of which assert claims for substantial amounts. These actions include, among others, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of life insurance and other investment products; and improper fee arrangements in connection with mutual funds. The Hartford also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

BROKER COMPENSATION LITIGATION -- On October 14, 2004, the New York Attorney General's Office filed a civil complaint (the "NYAG Complaint") against Marsh Inc. and Marsh & McLennan Companies, Inc. (collectively, "Marsh") alleging, among other things, that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them. The Hartford is not joined as a defendant in the action. Since the filing of the NYAG Complaint, several private actions have been filed against The Hartford asserting claims arising from the allegations of the NYAG Complaint.

Two securities class actions have been filed in the United States District Court for the District of Connecticut alleging claims against The Hartford and five of its executive officers under Section 10(b) of the Securities Exchange Act and SEC Rule 10b-5. The complaints allege on behalf of a putative class of shareholders that The Hartford and the five named individual defendants, as control persons of The Hartford, "disseminated false and misleading financial statements" by concealing that "[The Hartford] was paying illegal and concealed "contingent commissions" pursuant to illegal 'contingent commission agreements." The class period alleged is November 5, 2003 through October 13, 2004, the day before the NYAG Complaint was filed. The complaints seek damages and attorneys' fees. The Hartford and the individual defendants dispute the allegations and intend to defend these actions vigorously.

In addition, three putative class actions have been filed in the same court on behalf of participants in The Hartford's 401(k) plan against The Hartford, Hartford Fire Insurance Company, The Hartford's Pension Fund Trust and Investment Committee, The Hartford's Pension Administration Committee, The Hartford's Chief Financial Officer, and John/Jane Does 1-15. The suits assert claims under the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), alleging that The Hartford and the other named defendants breached their fiduciary duties to plan participants by, among other things, failing to inform them of the risk associated with investment in The Hartford's stock as a result of the activity alleged in the NYAG Complaint. The class period alleged is November 5, 2003 through the present. The complaints seek restitution of losses to the plan, declaratory and injunctive relief, and attorneys' fees. All defendants dispute the allegations and intend to defend these actions vigorously.

Two corporate derivative actions also have been filed in the same court. The complaints, brought in each case by a shareholder on behalf of The Hartford against its directors and an executive officer, allege that the defendants knew adverse non-public information about the activities alleged in the NYAG Complaint and concealed and misappropriated that information to make profitable stock trades, thereby breaching their fiduciary duties, abusing their control, committing gross mismanagement, wasting corporate assets, and unjustly enriching themselves. The complaints seek damages, injunctive relief, disgorgement, and attorneys' fees. All defendants dispute the allegations and intend to defend these actions vigorously.

Seven putative class actions also have been filed by alleged policyholders in federal district courts, one in the Southern District of New York, two in the Eastern District of Pennsylvania, three in the Northern District of Illinois, and one in the Northern District of California, against several brokers and insurers, including The Hartford. These actions assert, on behalf of a class of persons who purchased insurance through the broker defendants, claims under the Sherman Act and state law, and in some cases the Racketeer Influenced and Corrupt Organizations Act ("RICO"), arising from the conduct alleged in the NYAG Complaint. The class period alleged is 1994 through the date of class certification, which has not yet occurred. The complaints seek treble damages, injunctive and declaratory relief, and attorneys' fees. Putative class actions also have been filed in the Circuit Court for Cook County, Illinois, Chancery Division and in the Circuit Court for Seminole County, Florida, Civil Division, on behalf of a class of all persons who purchased insurance from a class of defendant insurers. These state court actions assert unjust enrichment claims and violations of state unfair trade practices acts arising from the conduct alleged in the NYAG Complaint and seek remedies including restitution of premiums, and, in the Cook County action, imposition of a constructive trust, and declaratory and injunctive relief. The class period alleged is 1994 through the present. The Hartford has removed the Cook County action to the United States District Court for the Northern District of Illinois. Pursuant to an order of the Judicial Panel on Multidistrict Litigation, it is likely that most or all of these actions will be transferred to the United States District Court for the District of New Jersey. The Hartford disputes the allegations in all of these actions and intends to defend the actions vigorously.

Additional complaints may be filed against The Hartford in various courts alleging claims under federal or state law arising from the conduct alleged in the NYAG Complaint. The Hartford's ultimate liability, if any, in the pending and possible future suits is highly uncertain and subject to contingencies that are not yet known, such as how many suits will be filed, in which courts they will be lodged, what claims they will assert, what the outcome of investigations by the New York Attorney General's Office and other regulatory agencies will be, the success of defenses that The Hartford may assert, and the amount of recoverable damages if liability is established. In the opinion of management, it is possible that an adverse outcome in one or more of these suits could have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

BANCORP SERVICES, LLC -- In the third quarter of 2003, Hartford Life Insurance Company and its affiliate International Corporate Marketing Group, LLC settled their intellectual property dispute with Bancorp Services, LLC ("Bancorp"). The dispute concerned, among other things, Bancorp's claims for alleged patent infringement, breach of a confidentiality agreement, and misappropriation of trade secrets related to certain stable value corporate-owned life insurance products. The settlement provided that The Hartford would pay a minimum of $70 and a maximum of $80, depending on the outcome of the patent appeal, to resolve all disputes between the parties. The settlement resulted in the recording of a $9 after-tax benefit, in the third quarter of 2003, reflecting the Company's portion of the settlement. On March 1, 2004, the Federal Circuit Court of Appeals decided the patent appeal adversely to The Hartford, and on March 22, 2004, The Hartford paid Bancorp an additional $10 in full and final satisfaction of its obligations under the settlement. Because the charge taken in the third quarter of 2003 reflected the maximum amount payable under the settlement, the amount paid in the first quarter of 2004 had no effect on the Company's results of operations.

REINSURANCE ARBITRATION -- On March 16, 2003, a final decision and award was issued in the previously disclosed reinsurance arbitration between subsidiaries of The Hartford and one of their primary reinsurers relating to policies with guaranteed death benefits written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Under the terms of the final decision and award, the reinsurer's reinsurance obligations to The Hartford's subsidiaries were unchanged and not limited or reduced in any manner. The award was confirmed by the Connecticut Superior Court on May 5, 2003.

REGULATORY DEVELOPMENTS

In June 2004, The Hartford received a subpoena from the New York Attorney General's Office in connection with its inquiry into compensation arrangements between brokers and carriers. In mid-September 2004 and subsequently, The Hartford has received additional subpoenas from the New York Attorney General's Office, which relate more specifically to possible anti-competitive activity among brokers and insurers. Since the beginning of October 2004, The Hartford has received subpoenas or other information requests from Attorneys General and regulatory agencies in more than a dozen jurisdictions regarding broker compensation and possible anti-competitive activity. The Hartford may receive additional subpoenas and other information requests from Attorneys General or other regulatory agencies regarding similar issues. The Hartford also has received a subpoena from the New York Attorney General's Office requesting information related to The Hartford's underwriting practices with respect to legal professional liability insurance. In addition, The Hartford has received a request for information from the New York Attorney General's Office concerning The Hartford's compensation arrangements in connection with the administration of workers compensation plans. The Hartford intends to continue cooperating fully with these investigations, and is conducting an internal review, with the assistance of outside counsel, regarding the issues under investigation.

On October 14, 2004, the New York Attorney General's Office filed a civil complaint against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh"). The complaint alleges, among other things, that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them. The Hartford is not joined as a defendant in the action. Although no regulatory action has been initiated against The Hartford in connection with the allegations described in the civil complaint, it is possible that the New York Attorney General's Office or one or more other regulatory agencies may pursue action against The Hartford or one or more of its employees in the future. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on the Company.

On October 29, 2004, the New York Attorney General's Office informed The Hartford that the Attorney General is conducting an investigation with respect to the timing of the previously disclosed sale by Thomas Marra, a director and executive officer of The Hartford, of 217,074 shares of The Hartford's common stock on September 21, 2004. The sale occurred shortly after the issuance of two additional subpoenas dated September 17, 2004 by the New York Attorney General's Office. The Hartford has engaged outside counsel to review the circumstances related to the transaction and is fully cooperating with the New York Attorney General's Office. On the basis of the review, The Hartford has determined that Mr. Marra complied with The Hartford's applicable internal trading procedures and has found no indication that Mr. Marra was aware of the additional subpoenas at the time of the sale.

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Hartford has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues.

The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The Hartford's mutual funds are available for purchase by the separate accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between subaccounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity products, The Hartford's ability to restrict transfers by these owners is limited. In February 2005, the Company agreed in principle with the Boards of Directors of the mutual funds to indemnify the mutual funds for any material harm caused to the funds from frequent trading by these owners. The specific terms of the indemnification have not been determined. The SEC's Division of Enforcement also is investigating aspects of The Hartford's variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford also has received a subpoena from the New York Attorney General's Office requesting information related to The Hartford's group annuity products. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.

A number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office, which have included a range of monetary penalties and restitution. While no such action has been initiated against The Hartford, the SEC, and the New York Attorney General's Office are likely to take some action at the conclusion of the on-going investigations related to market timing and directed brokerage. The potential timing of any such action is difficult to predict, and The Hartford's ultimate liability, if any, from any such action is not reasonably estimable at this time. If such an action is brought, it could have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

LEASES

The rent paid to Hartford Fire for operating leases entered into by the Company was $36, 31, and $31 for the years ended December 31, 2004, 2003 and 2002, respectively. Included in Hartford Fire's operating leases are the principal executive offices of Hartford Life Insurance Company, together with its parent, which are located in Simsbury, Connecticut. Rental expense is recognized on a level basis for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to approximately $15, $12 and $10 for the years ended December 31, 2004, 2003 and 2002, respectively.

Future minimum rental commitments on all operating leases are as follows:

2005                                      $    30
2006                                           27
2007                                           24
2008                                           21
2009                                           18
-------------------------------------------------
Thereafter                                     19
-------------------------------------------------
TOTAL                                     $   139
-------------------------------------------------

TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). During the third quarter of 2004, the IRS completed its examination of the 1998-2001 tax years, and the IRS and the Company agreed upon all adjustments. As a result, during the third quarter of 2004 the Company booked a $191 tax benefit to reflect the impact of the audit settlement on tax years covered by the examination as well as other tax years prior to 2004. The benefit relates primarily to the separate account DRD and interest. During the fourth quarter of 2004, the IRS issued a Revenue Agent's Report, reflecting the adjustments computed and agreed upon in the prior quarter with respect to the Company's federal taxes for the years under examination. No additional tax adjustments were recorded, as the results reflected in the Report were included in the tax benefit recorded in the third quarter. The IRS is expected to begin its audit of the 2002-2004 tax years sometime in 2005. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from future tax examinations and other tax-related matters for all open tax years.

UNFUNDED COMMITMENTS

At December 31, 2004, Hartford Life Insurance Company has outstanding commitments totaling $389, of which $196 is committed to fund limited partnership investments. These capital commitments can be called by the partnership during the commitment period (on average 2 to 5 years) to fund working capital needs or purchase new investments. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining $193 of outstanding commitments are primarily related to various funding obligations associated with investments in mortgage and construction loans. These have a commitment period of one month to 3 years.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the fund are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer is engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state. There were no guaranty fund assessment payments or refunds in 2004 and 2003. There were guaranty fund assessment refunds of $2 in 2002.

NOTE 12. INCOME TAX

Hartford Life Insurance Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, generally will be determined as though the Company were filing a separate Federal income tax return with current credit for net losses to the extent the losses provide a benefit in the consolidated return.

The Company is included in The Hartford's consolidated Federal income tax return. The Company's effective tax rate was 3%, 21%, and 1% in 2004, 2003 and 2002, respectively.

Income tax expense (benefit) is as follows:

                             For the years ended December 31,
                            -----------------------------------
                             2004          2003          2002
                            -----------------------------------
Current                     $   (34)      $    13       $     4
Deferred                         63           155            (2)
                            -----------------------------------
   INCOME TAX EXPENSE       $    29       $   168       $     2
                            -----------------------------------

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                             For the years ended December 31,
                            -----------------------------------
                             2004          2003          2002
                            -----------------------------------
Tax provision at the
 U.S.federal
 statutory rate             $   354       $   278       $   150
Dividends received
 deduction                     (132)          (87)          (63)
IRS audit settlement
 (See Note 11)                 (191)           --           (76)
Tax adjustment                   (2)          (21)           --
Foreign related
 investments                     (2)           (4)           (6)
Other                             2             2            (3)
                            -----------------------------------
                TOTAL       $    29       $   168       $     2
                            -----------------------------------

Deferred tax assets (liabilities) include the following as of December 31:

                                    2004      2003
                                   -----------------
DEFERRED TAX ASSETS
Tax basis deferred policy
 acquisition costs                 $  607    $  638
Employee benefits                      --         5
Net operating loss carryforward        --        17
Minimum tax credits                   126        80
Foreign tax credit carryovers           6        27
Other                                  36        --
                                   -----------------
        TOTAL DEFERRED TAX ASSETS     775       767
DEFERRED TAX LIABILITIES
Financial statement deferred
 policy acquisition costs and
 reserves                            (677)     (713)
Net unrealized gains on
 securities                          (669)     (535)
Employee benefits                     (16)       --
Investment related items and
 other                                (51)       (5)
                                   -----------------
TOTAL DEFERRED TAX LIABILITIES     (1,413)   (1,253)
                                   -----------------
TOTAL DEFERRED TAX
 ASSET/(LIABILITY)                 $ (638)   $ (486)
                                   -----------------

Hartford Life Insurance Company had a current tax receivable of $121 and $141 as of December 31, 2004 and 2003, respectively.
In management's judgment, the gross deferred tax asset will more likely than not be realized through reductions of future taxes. Accordingly, no valuation allowance has been recorded.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and would be taxable only under conditions which management considered to be remote; therefore, no federal income taxes have been provided on the balance sheet in this account, which for tax return purposes was $104 as of December 31, 2004. The American Jobs Creation Act of 2004, which was enacted in October 2004, allows distributions to be made from the Policyholders' Surplus Account free of tax in 2005 and 2006. The Company anticipates that, based on currently available information, this change will permanently eliminate the potential tax of $37 on such a distribution.

NOTE 13. STATUTORY RESULTS

                                  For the years ended
                                      December 31,
                            --------------------------------
                             2004         2003         2002
                            --------------------------------
Statutory net income
 (loss)                     $  536       $  801       $ (305)
                            --------------------------------
Statutory capital and
 surplus                    $3,191       $3,115       $2,354
                            --------------------------------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. Under these laws, the insurance subsidiaries may only make their dividend payments out of unassigned surplus. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or
(ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting policies. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which The Hartford's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends. As of December 31, 2004, the maximum amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 2005, without prior approval, is $498.

The domestic insurance subsidiaries of Hartford Life Insurance Company prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable insurance department. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules.

NOTE 14. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

The Company's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, postretirement health care and life insurance benefits expense allocated by The Hartford to Hartford Life Insurance Company, was $20, $19 and $10 in 2004, 2003 and 2002, respectively.

INVESTMENT AND SAVINGS PLAN

Substantially all the Company's U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan. The cost to Hartford Life Insurance Company for this plan was approximately $8, $6 and $5 for the years ended December 31, 2004, 2003 and 2002, respectively.

NOTE 15. TRANSACTIONS WITH AFFILIATES

In connection with a comprehensive evaluation of various capital maintenance and allocation strategies by The Hartford, an intercompany asset sale transaction was completed in April 2003. The transaction resulted in certain of The Hartford's Property & Casualty subsidiaries selling ownership interests in certain high quality fixed maturity securities to the Company for cash equal to the fair value of the securities as of the effective date of the sale. For the Property and Casualty subsidiaries, the transaction monetized the embedded gain in certain securities on a tax deferred basis to The Hartford because no capital gains tax will be paid until the securities are sold to unaffiliated third parties. The transfer re-deployed to the Company desirable investments without incurring substantial transaction costs that would have been payable in a comparable open market transaction. The fair value of securities transferred was $1.7 billion.

Effective July 7, 2003, the Company and its subsidiary, Hartford Life and Annuity Insurance Company ("HLAI") entered into an indemnity reinsurance arrangement with Hartford Life and Accident Company ("HLA"). Through this arrangement, both the Company and HLAI will automatically cede 100% of the GMWB's incurred on variable annuity contracts issued between July 7, 2003 and December 31, 2004 that were otherwise not reinsured. The Company and HLAI, in total, ceded an immaterial amount of premiums to HLA. As of December 31, 2004, HLIC and HLAI, combined, have recorded a reinsurance recoverable from HLA of $(62).
During the third quarter of 2004, Hartford Life introduced fixed MVA annuity products to provide a diversified product portfolio to customers in Japan. The yen based MVA product is written by Hartford Life Insurance KK, a wholly owned Japanese subsidiary of HLA and subsequently reinsured to the Company. As of December 31, 2004, $522 of the account value had been assumed by the Company.

The Company has issued a guarantee to retirees and vested terminated employees (Retirees) of The Hartford Retirement Plan for U.S. Employees (the Plan) who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

NOTE 16. QUARTERLY RESULTS FOR 2004 AND 2003 (UNAUDITED)

                                                                   Three Months Ended
                                         March 31,            June 30,         September 30,        December 31,
                                     ------------------------------------------------------------------------------
                                        2004      2003      2004      2003      2004      2003      2004      2003
                                     ------------------------------------------------------------------------------
Revenues                              $1,394    $1,018    $1,340    $1,186    $1,453    $1,449    $1,488    $1,215
Benefits, claims and expenses [1]      1,121       888     1,097       970     1,205     1,229     1,240       987
Net income [1],[2],[3]                   181       100       180       189       395       167       209       170
                                     ------------------------------------------------------------------------------

[1] Included in the quarter ended September 30, 2003 is an after-tax benefit of $9 related to the Bancorp litigation dispute.

[2] Included in the quarter ended June 30, 2003 is a $23 tax benefit primarily related to the favorable treatment of certain tax items arising during the 1996-2000 tax years.

[3] Included in the quarter ended September 30, 2004 is a $191 tax benefit which relates to agreement with IRS on the resolution of matters pertaining to tax years prior to 2004.